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    As filed with the Securities and Exchange Commission on April 14, 2004
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                                           1933 Act Registration No. 333 - 70754
                                           1940 Act Registration No. 811 - 10509

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]
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                      Pre-Effective Amendment No. ____ [_]
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                      Post-Effective Amendment No.  7  [X]
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                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
                                                                         ---
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                      Amendment No.  8                 [X]
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                        (Check appropriate box or boxes)

                              AXA PREMIER VIP TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 554-1234

                              PATRICIA LOUIE, ESQ.
                           Vice President and Counsel
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104

                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Ave., N.W., 2/nd/ Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
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 X   on April 30, 2004 pursuant to paragraph (b)
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___  60 days after filing pursuant to paragraph (a)
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___  on [date] pursuant to paragraph (a) of Rule 485
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___  75 days after filing pursuant to paragraph (a)

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If appropriate, check the following box:

 X   this post-effective amendment designates a new effective date for a
---  previously filed post- effective amendment.
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                             AXA Premier VIP Trust

                       Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Class A and Class B Prospectuses of AXA Premier VIP Trust dated May 1, 2004

Statement of Additional Information dated May 1, 2004
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Part C - Other Information

Signature Page

Exhibits

PROSPECTUS MAY 1, 2004

AXA PREMIER VIP TRUST

AXA Premier VIP Large Cap Growth Portfolio

AXA Premier VIP Large Cap Core Equity Portfolio

AXA Premier VIP Large Cap Value Portfolio

AXA Premier VIP Small/Mid Cap Growth Portfolio

AXA Premier VIP Small/Mid Cap Value Portfolio

AXA Premier VIP International Equity Portfolio

AXA Premier VIP Technology Portfolio

AXA Premier VIP Health Care Portfolio

AXA Premier VIP Core Bond Portfolio

AXA Premier VIP Aggressive Equity Portfolio

AXA Premier VIP High Yield Portfolio

The Securities and Exchange Commission has not approved any portfolio’s shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AXA Premier VIP Trust (“Trust”) is comprised of sixteen (16) distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes Class A shares of eleven (11) of the Trust’s portfolios. Each portfolio is a diversified portfolio, except AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio, which are non-diversified portfolios sometimes referred to as “sector portfolios.” Information on each portfolio, including investment objectives, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of a portfolio is not a fundamental policy and may be changed without a shareholder vote. Each portfolio has a policy to invest at least 80% of its net assets (plus borrowings for investment purposes) in the type of investment suggested by its name. These policies may not be changed without providing sixty (60) days’ written notice to shareholders of the relevant portfolio.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”) issued or to be issued by The Equitable Life Assurance Society of the United States* (“Equitable”) or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract. Not all of the portfolios may be available under your Contract or under your retirement plan. You should consult your Contract prospectus or retirement plan documents to see which portfolios are available.

The investment manager to each portfolio is Equitable. The day-to-day management of each portfolio is provided by one or more investment sub-advisers. Information regarding Equitable and the sub-advisers is included under “Management Team” in this prospectus. Equitable may allocate a portfolio’s assets to additional sub-advisers subject to approval of the Trust’s board of trustees. In addition, Equitable may, subject to the approval of the Trust’s board of trustees, appoint, dismiss and replace sub-advisers and amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an “affiliated person” of Equitable (as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (“1940 Act”)) (“Affiliated Adviser”), such as Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected portfolio’s shareholders.

The co-distributors for each portfolio are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in a portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these portfolios, be sure to read all risk disclosures carefully before investing.

*	Effective on or about September 7, 2004, subject to regulatory approval, the name “The Equitable Life Assurance Society of the United States” is anticipated to be changed to “AXA Equitable Life Insurance Company.” When the name change becomes effective, all references in any current prospectus or prospectus supplement to “The Equitable Life Assurance Society of the United States,” “Equitable Life,” or “Equitable” will become references to “AXA Equitable Life Insurance Company.”

Table of

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

Manager:	Equitable

Sub-advisers:	Alliance Capital Management L.P. RCM Capital Management LLC TCW Investment Management Company

Key Terms

•	Growth Investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

•	Large Cap Companies — Companies with market capitalization in excess of $5 billion.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-advisers focus on identifying companies expected to grow at a faster rate than the U.S. economy. This process involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, including to seek more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Investment Style Risk — The sub-advisers primarily use a particular style or set of styles – in this case “growth” styles – to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

1

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class A shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

13.51% (2003 2nd Quarter)	–18.96% (2002 2nd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class A shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Large Cap Growth Portfolio	30.87%	–4.97%

Russell 1000 Growth Index*	29.75%	–3.27%

*	For more information on this index, see the following section “Description of Benchmarks.”

2

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

Manager:	Equitable

Sub-advisers:	Alliance Capital Management L.P. (Bernstein Unit)
Janus Capital Management LLC
Thornburg Investment Management, Inc.

Key Terms

•	Core Investing — An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

•	Large Cap Companies — Companies with market capitalization in excess of $5 billion.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

Each sub-adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. Among other things, these processes involve researching and evaluating individual companies for potential investment. Each sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

3

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class A shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

16.14% (2003 2nd Quarter)	–15.48% (2002 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class A shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Large Cap Core Equity Portfolio	28.41%	–0.14%

Standard & Poor’s 500 Index*	28.68%	0.12%

*	For more information on this index, see the following section “Description of Benchmarks.”

4

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

Manager:	Equitable

Sub-advisers:	Alliance Capital Management L.P.
Institutional Capital Corporation
MFS Investment Management

Key Terms

•	Value Investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

•	Large Cap Companies — Companies with market capitalization in excess of $5 billion.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-advisers focus primarily on stocks that are currently under-priced using certain financial measurements, including the stock’s price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment. This approach often leads the portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Investment Style Risk — The sub-advisers primarily use a particular style or set of styles – in this case “value” styles – to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

5

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class A shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

15.52% (2003 2nd Quarter)	–17.10% (2002 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class A shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Large Cap Value Portfolio	31.44%	2.78%

Russell 1000 Value Index*	30.03%	4.81%

*	For more information on this index, see the following section “Description of Benchmarks.”

6

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

Manager:	Equitable

Sub-advisers:	Alliance Capital Management L.P.
Franklin Advisers, Inc.
Provident Investment Counsel, Inc.

Key Terms

•	Growth Investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

•	Small/Mid Cap Companies — Companies with market capitalization within the range of companies in the Russell 2000 Index and Russell Midcap Index.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment. Mid-capitalization companies are companies with market capitalization within the range of companies in the Russell Midcap Index at the time of investment. The market capitalization of companies included in these indices currently ranges from approximately $22 million to $18.5 billion.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-advisers will utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle. In choosing investments, sub-advisers utilize a process that involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Investment Style Risk — The sub-advisers primarily use a particular style or set of styles – in this case “growth” styles – to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Small- and Mid-Capitalization Risk — Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

7

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class A shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

20.46% (2003 2nd Quarter)	–21.58% (2002 2nd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class A shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Small/Mid Cap Growth Portfolio	40.60%	–5.88%

Russell 2500 Growth Index*	46.31%	1.86%

*	For more information on this index, see the following section “Description of Benchmarks.”

8

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

Manager:	Equitable

Sub-advisers:	AXA Rosenberg Investment Management LLC
TCW Investment Management Company
Wellington Management Company, LLP

Key Terms

•	Value Investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

•	Small/Mid Cap Companies — Companies with market capitalization within the range of companies in the Russell 2000 Index and Russell Midcap Index.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment. Mid-capitalization companies are companies with market capitalization within the range of companies in the Russell Midcap Index at the time of investment. The market capitalization of companies included in these indices currently ranges from approximately $22 million to $18.5 billion.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-advisers will utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment by the portfolio. This approach will often lead the portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Investment Style Risk — The sub-advisers primarily use a particular style or set of styles – in this case “value” styles – to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Small- and Mid-Capitalization Risk — Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

9

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class A shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

19.75% (2003 2nd Quarter)	–20.11% (2002 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class A shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Small/Mid Cap Value Portfolio	40.94%	2.74%

Russell 2500 Value Index*	44.93%	14.29%

*	For more information on this index, see the following section “Description of Benchmarks.”

10

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

Manager:	Equitable

Sub-advisers:	Alliance Capital Management L.P. (Bernstein Unit)
Bank of Ireland Asset Management (U.S.) Limited
Marsico Capital Management, LLC

Key Term

•	International Investing — Focuses primarily on companies organized or headquartered outside the U.S.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.). Foreign securities include securities issued by companies in countries with either developed or developing economies. The portfolio does not limit its investment to issuers within a specific market capitalization range.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

Each of the sub-advisers utilizes an approach that concentrates its efforts on identifying foreign companies with good prospects for future growth. Other factors, such as country and regional factors, are considered by the sub-advisers. While the sub-advisers believe that the identification, research and selection of individual stocks is of great importance to the portfolio’s success, regional issues or political and economic considerations also play a role in the overall success of the portfolio. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in U.S. securities, cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these cash instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Foreign Investing and Emerging Markets Risks — The value of the portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

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PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class A shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

23.16% (2003 2nd Quarter)	–22.22% (2002 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class A shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP International Equity Portfolio	34.64%	3.33%

Morgan Stanley Capital International EAFE Index*	38.59%	7.93%

*	For more information on this index, see the following section “Description of Benchmarks.”

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AXA PREMIER VIP TECHNOLOGY PORTFOLIO

Manager:	Equitable

Sub-advisers:	Firsthand Capital Management, Inc.
RCM Capital Management LLC
Wellington Management Company, LLP

Key Term

•	Sector Portfolio — A portfolio that invests in only a subset of the overall equity market, in this case the Technology Sector.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the computer, electronic, hardware and components, communication, software, e-commerce, information service, biotechnology, chemical products and synthetic materials, and defense and aerospace industries. The portfolio does not limit its investment to issuers with a specific market capitalization range. While the portfolio can invest in securities of U.S. and foreign companies, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock. The portfolio is non-diversified, which means that it may invest in a limited number of issuers.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-advisers select securities based upon fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management’s abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Technology Sector Risk — The value of the portfolio’s shares is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Non-Diversification Risk — As a non-diversified mutual fund, more of the portfolio’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the portfolio’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

•	Sector Concentration Risk — Since the portfolio invests primarily in a particular sector, it could experience greater volatility than stock funds investing in a broader range of industries.

•	Small- and Mid-Capitalization Risk — Many companies in the technology sector have relatively small market capitalization. Risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

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•	Foreign Investing Risk — The value of the portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class A shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

26.83% (2003 2nd Quarter)	–26.94% (2002 2nd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class A shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Technology Portfolio	58.24%	–4.61%

Russell 1000 Technology Index*#	48.88%	–4.32%

Russell 1000 Index*	29.89%	0.88%

#	We believe that this index reflects more closely the market sectors in which the portfolio invests.
*	For more information on this index, see the following section “Description of Benchmarks.”

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AXA PREMIER VIP HEALTH CARE PORTFOLIO

Manager:	Equitable

Sub-advisers:	A I M Capital Management, Inc.
RCM Capital Management LLC
Wellington Management Company, LLP

Key Term

•	Sector Portfolio — A portfolio that invests in only a subset of the overall equity market, in this case the Health Care Sector.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies primarily engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences (collectively termed “health sciences”). While the portfolio can invest in securities of U.S. and foreign companies of any size, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

The health sciences sector consists of four main areas:

pharmaceutical, health care services companies, product and device providers and biotechnology firms. The portfolio’s allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock. The portfolio is non-diversified, which means that it may invest in a limited number of issuers.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-advisers select securities through fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management’s abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Health Care Sector Risk — The value of the portfolio’s shares is particularly vulnerable to factors affecting the health care sector, such as substantial government regulation. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Non-Diversification Risk — As a non-diversified mutual fund, more of the portfolio’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the portfolio’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

•	Sector Concentration Risk — Since the portfolio invests primarily in a particular sector, it could experience greater volatility than stock funds investing in a broader range of industries.

•	Foreign Investing Risk — The value of the portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

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•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

•	Small- and Mid-Capitalization Risk — Many companies in the health care sector have relatively small market capitalization. Risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class A shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

18.35% (2003 2nd Quarter)	–13.36% (2002 2nd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class A shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Health Care Portfolio	28.59%	1.55%

Russell 1000 Healthcare Index*#	17.68%	–2.91%

Russell 1000 Index*	29.89%	0.88%

#	We believe that this index reflects more closely the market sectors in which the portfolio invests.
*	For more information on this index, see the following section “Description of Benchmarks.”

16

AXA PREMIER VIP CORE BOND PORTFOLIO

Manager:	Equitable

Sub-advisers:	BlackRock Advisors, Inc.
Pacific Investment Management Company LLC

Key Term

•	Investment Grade Bonds — Bonds rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s.

Investment Goal

To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. For purposes of this investment policy, a debt security is considered a “bond.” Debt securities represent an issuer’s obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities. The portfolio focuses on U.S. government and corporate debt securities and mortgage- and asset-backed securities.

The portfolio may also invest in securities rated below investment grade (i.e., Ba or lower by Moody’s Investors Service, Inc. or BB or lower by Standard & Poor’s Ratings Service) or, if unrated, determined by the sub-adviser to be of comparable quality (“junk bonds”). The portfolio may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. The portfolio will normally hedge most of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to two or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The portfolio’s sub-advisers evaluate several sectors of the bond market and individual securities within these sectors. The sub-advisers select bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, corporate bonds and bonds of foreign issuers. Securities are purchased for the portfolio when the sub-advisers determine that they have the potential for above-average total return.

The portfolio may purchase bonds of any maturity, but generally the portfolio’s overall effective duration will be of an intermediate-term nature (similar to that of five- to seven-year U.S. Treasury notes) and have a comparable duration to that of the Lehman Brothers Aggregate Bond Index. Effective duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

The portfolio’s sub-advisers may, when consistent with the portfolio’s investment objective, use derivative securities. Derivative securities include futures and options contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes, swaps (including long and short credit default swaps) and indexed securities. The portfolio will typically use derivatives as a substitute for taking a position in the underlying asset and/or in an attempt to reduce risk to the portfolio as a whole (hedge), but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The portfolio may also enter into interest rate transactions as a hedging technique. In these transactions, the portfolio exchanges its right to pay or receive interest with another party for their right to pay or receive interest.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Credit/Default Risk — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Securities rated below investment grade may involve a substantial risk of default. For more information see “Credit Quality Risk” in “More About Investment Strategies and Risks.”

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•	Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Foreign Investing Risk — The value of the portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Liquidity Risk — The risk that certain securities may be difficult to sell at the time and the price that the seller would like. This may result in a loss or may be costly to a portfolio.

•	Lower-Rated Securities Risk — Bonds rated below investment grade (i.e., BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. For more information, see “Lower-Rated Securities Risk” in “More About Investment Strategies & Risks.”

•	Mortgage-Backed and Asset-Backed Securities Risk — The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility.

•	Derivatives Risk — The portfolio’s investments in derivatives may rise or fall more rapidly than other investments. For more information, see “Derivatives Risk” in “More About Investment Strategies & Risks.”

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class A shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

3.42% (2002 3rd Quarter)	–0.15% (2003 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class A shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Core Bond Portfolio	4.05%	6.21%

Lehman Brothers Aggregate Bond Index*	4.10%	7.14%

*	For more information on this index, see the following section “Description of Benchmarks.”

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AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

Manager:	Equitable

Sub-advisers:	Alliance Capital Management L.P. Marsico Capital Management, LLC MFS Investment Management Provident Investment Counsel, Inc.

Key Term

•	Equity — Equity securities include common stocks and other equity-type securities such as preferred stocks, warrants and securities convertible into common stock.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The portfolio invests primarily in securities of large capitalization growth companies, although the sub-advisers may invest, to a certain extent, in equity securities of small- and mid-capitalization growth companies as well. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment and small/mid capitalization companies are companies with lower (but generally at least $100 million) market capitalization at the time of investment. Each sub-adviser places an emphasis on identifying securities of companies whose above-average prospective earnings growth is not fully reflected, in the view of the sub-adviser, in current market valuations.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock. The portfolio may also invest in companies in cyclical industries, emerging growth companies, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand), companies whose growth prospects are not recognized by the market and less widely known companies. For purposes of this portfolio, emerging growth companies are those that a sub-adviser believes are early in their life cycle but have the potential to become major enterprises and those whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

The portfolio may invest up to 25% of its total assets in securities of foreign companies and may also make use of various other investment strategies (e.g., investments in debt securities, making secured loans of its portfolio securities). The portfolio may also use derivatives, including writing covered call options and purchasing call and put options on individual equity securities, securities indexes and foreign currencies. The portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers, subject to the approval of the Trust’s board of trustees.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Derivatives Risk — The portfolio’s investments in derivatives may rise or fall more rapidly than other investments. For more information, see “Derivatives Risk” in “More About Investment Strategies & Risks.”

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Foreign Investing and Emerging Markets Risks — The value of the portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

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•	Investment Style Risk — The sub-advisers primarily use a particular style or set of styles – in this case “growth” styles – to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price. Growth companies tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Liquidity Risk — The risk that certain securities may be difficult to sell at the time and the price that the seller would like. This may result in a loss or may be costly to the portfolio.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

•	Small- and Mid-Capitalization Risk — Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The portfolio’s performance shown below is principally the performance of its predecessor registered investment company. On August 15, 2003, the portfolio merged with EQ/Aggressive Stock Portfolio, a series of EQ Advisors Trust, which is a separate trust managed by Equitable, and assumed its operating history and performance record, which, in turn, assumed the operating history and performance record of its predecessor, HRT Alliance Aggressive Stock Portfolio, which transferred its assets to the EQ/Aggressive Stock Portfolio on October 19, 1999. The performance included in the bar chart and table below for the periods commencing on or after October 19, 1999 is that of EQ/Aggressive Stock Portfolio and the performance shown for periods prior to that date is that of HRT Alliance Aggressive Stock Portfolio, whose inception date is January 27, 1986. The performance results of these portfolios have been linked for purposes of this presentation.

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance. This may be particularly true for this portfolio because the portfolio’s predecessor was advised by one investment sub-adviser until May 1, 2000. After that date, the predecessor portfolio employed multiple investment sub-advisers.

The following bar chart illustrates the annual total returns for the portfolio’s Class A shares for each of the last ten calendar years of operations.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

26.11% (1998 4th Quarter)	–27.19% (1998 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class A shares for the one-year, five-year and ten-year periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Five Years	Ten Years

AXA Premier VIP Aggressive Equity Portfolio	37.90%	–5.30%	2.73%

Russell 3000 Growth Index*	30.97%	–4.69%	8.81%

*	For more information on this index, see “Description of Benchmarks.”

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AXA PREMIER VIP HIGH YIELD PORTFOLIO

Manager:	Equitable

Sub-adviser:	Alliance Capital Management L.P. Pacific Investment Management Company LLC

Key Term

•	Below Investment Grade Bonds — Bonds rated BB or lower by ratings agencies and pay a higher yield to compensate for its greater risk.

Investment Goal

High total return through a combination of current income and capital appreciation.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds that are rated below investment grade (so called “junk bonds”), which generally involve greater volatility of price and risk of principal and income than high quality fixed income securities. For purposes of this investment policy, a debt security is considered a “bond.” Debt securities represent an issuer’s obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities. Junk bonds generally have a higher current yield but are rated Ba or lower by Moody’s or BB or lower by S&P or, if unrated, are of comparable quality.

The portfolio’s sub-advisers evaluate several sectors of the bond market and individual securities within these sectors. The sub-advisers select bonds from several sectors including: commercial and residential mortgage-backed securities, asset-backed securities, corporate bonds and bonds of foreign issuers. The portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Substantially all of the portfolio’s investments will be income producing.

The portfolio’s sub-advisers may, when consistent with the portfolio’s investment objective, use derivative securities. Derivative securities include futures and options contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes, swaps (including long and short credit default swaps and interest rate swaps) and indexed securities. The portfolio will typically use derivatives as a substitute for taking a position in the underlying asset and/or in an attempt to reduce risk to the portfolio as a whole (hedge), but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The portfolio may also invest in participations and assignments of loans originally made by institutional lenders or lending syndicates. The portfolio’s sub-adviser’s may also make use of various other investment strategies, including investments in common stocks and other equity-type securities (such as convertible debt securities) and secured loans of its portfolio securities in order to enhance its current return and to reduce fluctuations in net asset value.

In the event that any securities held by the portfolio fall below those ratings, the portfolio will not be obligated to dispose of such securities and may continue to hold such securities if the sub-adviser believes that such investments are considered appropriate under the circumstances.

The portfolio may also invest in fixed income securities that are providing high current yields because of risks other than credit, such as prepayment risks, in the case of mortgage-backed securities, or currency risks, in the case of non-U.S. dollar denominated foreign securities.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to two or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers, subject to the approval of the Trust’s board of trustees.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Credit/Default Risk — The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Securities rated below

21

investment grade may involve a substantial risk of default. For more information, see “Credit Quality Risk” in “More About Investment Strategies and Risks.”

•	Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Derivatives Risk — A portfolio’s investment in derivatives may rise or fall more rapidly than other investments. For more information, see “Derivatives Risk” in “More About Investment Strategies & Risks.”

•	Foreign Investing and Emerging Markets Risk — The value of the portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Liquidity Risk — The risk that certain securities may be difficult to sell at the time and the price that the seller would like. This may result in a loss or may be more costly to the portfolio.

•	Lower-Rated Securities Risk— Bonds rated below investment grade (i.e., BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. For more information, see “Lower-Rated Securities Risk” in “More About Investment Strategies & Risks.”

•	Loan Participation Risk — The portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the portfolio could be held liable as a co-lender.

•	Mortgage-Backed and Asset-Backed Securities Risk — The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

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PORTFOLIO PERFORMANCE

The portfolio’s performance shown below is principally the performance of its predecessor registered investment company. On August 15, 2003, the portfolio merged with EQ/High Yield Portfolio, a series of EQ Advisors Trust, which is a separate trust managed by Equitable, and assumed its operating history and performance record, which, in turn, assumed the operating history and performance record of its predecessor, HRT Alliance High Yield Portfolio, which transferred its assets to the EQ/High Yield Portfolio on October 19, 1999. The performance included in the bar chart and table below for the periods commencing on or after October 19, 1999 is that of EQ/High Yield Portfolio and the performance shown for periods prior to that date is that of HRT Alliance High Yield Portfolio, whose inception date is January 2, 1987. The performance results of these portfolios have been linked for purposes of this presentation.

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance. This may be particularly true for this portfolio because the portfolio’s predecessor was advised by one investment sub-adviser until July 15, 2002. After that date, the predecessor portfolio employed multiple investment sub-advisers.

The following bar chart illustrates the annual total returns for the portfolio’s Class A shares for each of the last ten calendar years of operations.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

8.05% (1997 2nd Quarter)	–11.04% (1998 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class A shares for the one-year, five-year and ten-year periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Five Years	Ten Years

AXA Premier VIP High Yield Portfolio	22.97%	1.26%	5.54%

Credit Suisse First Boston Global High Yield Index*	27.94%	6.44%	7.30%

*	For more information on this index, see “Description of Benchmarks.”

23

PORTFOLIO FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Class A shares of the portfolio. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses. There are no fees or charges to buy or sell shares of the portfolio, reinvest dividends or exchange into other portfolios.

Annual Portfolio Operating Expenses

(expenses that are deducted from portfolio assets, as a percentage of average daily net assets)

	AXA Premier VIP Large Cap Growth Portfolio	AXA Premier VIP Large Cap Core Equity Portfolio

Management fee	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.43%	0.52%

Total operating expenses	1.33%	1.42%
(Waiver)/expense reimbursement*	(0.23)%	(0.32)%

Net operating expenses**	1.10%	1.10%

	AXA Premier VIP Large Cap Value Portfolio	AXA Premier VIP Small/Mid Cap Growth Portfolio

Management fee	0.90%	1.10%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.43%	0.35%

Total operating expenses	1.33%	1.45%
(Waiver)/expense reimbursement*	(0.23)%	(0.10)%

Net operating expenses**	1.10%	1.35%

	AXA Premier VIP Small/Mid Cap Value Portfolio	AXA Premier VIP International Equity Portfolio

Management fee	1.10%	1.05%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.31%	0.73%

Total operating expenses	1.41%	1.78%
(Waiver)/expense reimbursement*	(0.06)%	(0.23)%

Net operating expenses**	1.35%	1.55%

	AXA Premier VIP Technology Portfolio	AXA Premier VIP Health Care Portfolio

Management fee	1.20%	1.20%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.83%	0.48%

Total operating expenses	2.03%	1.68%
(Waiver)/expense reimbursement*	(0.43)%	(0.08)%

Net operating expenses**	1.60%	1.60%

	AXA Premier VIP Core Bond Portfolio

Management fee	0.60%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.26%

Total operating expenses	0.86%
(Waiver)/expense reimbursement*	(0.16)%

Net operating expenses**	0.70%

	AXA Premier VIP Aggressive Equity Portfolio	AXA Premier VIP High Yield Portfolio

Management fee	0.62%	0.59%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.15%	0.16%

Total operating expenses	0.77%	0.75%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after April 30, 2005. For more information on the Expense Limitation Agreement, see “Management Team—The Manager and the Sub-advisers—Expense Limitation Agreement”.
**	A portion of the brokerage commissions that the portfolio pays is used to reduce the portfolio’s expenses. Including this reduction, the Net Operating Expenses for each of the portfolios (other than Core Bond Portfolio and High Yield Portfolio) for the fiscal year ended December 31, 2003 was 1.07% for Large Cap Growth Portfolio, 1.07% for Large Cap Core Equity Portfolio, 1.03% for Large Cap Value Portfolio, 1.21% for Small/Mid Cap Growth Portfolio, 1.27% for Small/Mid Cap Value Portfolio, 1.48% for International Equity Portfolio, 1.45% for Technology Portfolio, 1.59% for Health Care Portfolio and 0.70% for Aggressive Equity Portfolio.

24

PORTFOLIO FEES & EXPENSES (cont’d)

Example

This Example is intended to help you compare the direct and indirect cost of investing in each portfolio with the cost of investing in other investment options.

The Example assumes that:

•	You invest $10,000 in the portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The portfolio’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the portfolios. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	AXA Premier VIP Large Cap Growth Portfolio	AXA Premier VIP Large Cap Core Equity Portfolio

1 year	$112	$112
3 years	$398	$417
5 years	$705	$744
10 years	$1,578	$1,669

	AXA Premier VIP Large Cap Value Portfolio	AXA Premier VIP Small/Mid Cap Growth Portfolio

1 year	$112	$137
3 years	$398	$448
5 years	$705	$782
10 years	$1,578	$1,725

	AXA Premier VIP Small/Mid Cap Value Portfolio	AXA Premier VIP International Equity Portfolio

1 year	$137	$157
3 years	$440	$537
5 years	$765	$941
10 years	$1,685	$2,071

	AXA Premier VIP Technology Portfolio	AXA Premier VIP Health Care Portfolio

1 year	$162	$163
3 years	$593	$521
5 years	$1,049	$904
10 years	$2,315	$1,979

	AXA Premier VIP Core Bond Portfolio	AXA Premier VIP Aggressive Equity Portfolio

1 year	$71	$79
3 years	$258	$246
5 years	$460	$428
10 years	$1,044	$954

	AXA Premier VIP High Yield Portfolio

1 year	$77
3 years	$240
5 years	$417
10 years	$930

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MORE ABOUT INVESTMENT STRATEGIES & RISKS

Additional Risks

The portfolios have principal investment strategies that come with inherent risks. Each portfolio’s principal risks are described in its principal risks section. The following is a list of additional risks to which each portfolio may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated, each risk applies to all the portfolios.

Currency Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivatives Risk.  A portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Foreign Investing and Emerging Markets Risks.  The value of a portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

Information Risk.  The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk.  When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities.

Leverage Risk.  The risk associated with securities or practices (e.g. borrowing) that multiply small price movements into large changes in value.

Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

This may result in a loss or may be costly to a portfolio.

Credit Quality Risk.  It is possible that the issuer of a security will not be able to make interest and principal payments when due. Lower rated bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s creditworthiness. In addition, issuers of lower rated bonds may be more susceptible than other issuers to economic downturns. Lower rated bonds are especially subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the price of the bond. Only the Health Care Portfolio, Technology Portfolio, Core Bond Portfolio and High Yield Portfolio currently are permitted to invest more than 5% of their assets in lower rated bonds.

Lower-Rated Securities Risk.  Bonds rated below investment grade (i.e., BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the portfolio’s net asset value. A portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

Market Risk.  The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company’s financial condition as well as overall market and economic conditions.

Multiple Sub-Adviser Risk.  Each of the portfolios employs multiple sub-advisers. Each sub-adviser independently chooses and maintains a portfolio of securities for the portfolio and each is responsible for investing a specific allocated portion of the portfolio’s assets. Because each sub-adviser will be managing its allocated portion of the portfolio independently from the other sub-adviser(s), the same security may be held in different portions of a portfolio, or may be acquired for one portion of a portfolio at a time

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MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other sub-adviser(s) believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the portfolio. Because each sub-adviser directs the trading for its own portion of the portfolio, and does not aggregate its transactions with those of the other sub-advisers, the portfolio may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire portfolio.

Opportunity Risk.  The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Political Risk.  The risk of losses directly attributable to government or political actions.

Portfolio Turnover Risk.  High portfolio turnover may result in increased transaction costs to a portfolio, which would reduce investment returns. The Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Technology Portfolio, Health Care Portfolio, Core Bond Portfolio and Aggressive Equity Portfolio historically have had a high portfolio turnover.

Special Situations Risk.  The Large Cap Core Equity Portfolio and International Equity Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce the expected gains or produce a loss for the portfolio.

Unseasoned Companies Risk.  The Small/Mid Cap Growth Portfolio, International Equity Portfolio, Technology Portfolio and Health Care Portfolio can invest in small unseasoned companies. These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Valuation Risk.  The risk that a portfolio has valued certain securities at a higher price than it can sell them for.

Securities Lending Risk.  For purposes of realizing additional income, each portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.

Additional Investment Strategies

The following is a list of additional investment strategies. Unless otherwise indicated, each investment strategy applies to all the portfolios. For further information about investment strategies, see the portfolios’ Statement of Additional Information (“SAI”).

Derivatives.  The portfolios can use “derivative” instruments to seek enhanced returns or to try to hedge investment risks, although it is not anticipated that they will do so to a significant degree. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of “derivatives.”

Foreign Investing.  The portfolios may invest in foreign securities, including depositary receipts of foreign based companies, including companies based in developing countries.

Portfolio Turnover.  The portfolios do not restrict the frequency of trading. The portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

27

MANAGEMENT TEAM

The Manager and the Sub-advisers

The Manager

Equitable, through its AXA Funds Management Group unit, 1290 Avenue of the Americas, New York, New York 10104, serves as the manager of each portfolio. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, Equitable has a variety of responsibilities for the general management and administration of the Trust and the portfolios, including the selection of sub-advisers. Equitable plays an active role in monitoring each portfolio and sub-adviser and uses systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. Equitable also monitors each sub-adviser’s portfolio management team to ensure that investment activities remain consistent with the portfolios’ investment style and objectives.

Beyond performance analysis, Equitable monitors significant changes that may impact the sub-adviser’s overall business. Equitable monitors continuity in the sub-adviser’s operations and changes in investment personnel and senior management. Equitable also performs annual due diligence reviews with each sub-adviser.

In its capacity as manager, Equitable obtains detailed, comprehensive information concerning portfolio and sub-adviser performance and portfolio operations that is used to supervise and monitor the sub-advisers and the portfolio operations. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which portfolio performance is measured.

Equitable selects sub-advisers from a pool of candidates, including its affiliates, to manage the portfolios. Equitable may add to, dismiss or substitute for the sub-advisers responsible for managing a portfolio’s assets subject to the approval of the Trust’s board of trustees. Equitable also has discretion to allocate each portfolio’s assets among the portfolio’s sub-advisers. Equitable recommends sub-advisers for each portfolio to the board of trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser’s skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the portfolios are not associated with any one portfolio manager, and benefit from specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and Equitable does not expect to recommend frequent changes of sub-advisers. Equitable has received an exemptive order from the SEC to permit it and the board of trustees to select and replace a portfolio’s sub-advisers and to amend the sub-advisory agreements between Equitable and the sub-advisers without obtaining shareholder approval. Accordingly, Equitable is able, subject to the approval of the board of trustees, to appoint and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval. When a new sub-adviser is retained for a portfolio, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an Affiliated Adviser unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected portfolio’s shareholders. Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, two of the current sub-advisers, are affiliates of Equitable.

The Sub-advisers

Each portfolio’s investments are selected by two or more sub-advisers, which act independently of one another. The following describes each portfolio’s sub-advisers, portfolio manager(s) and each portfolio manager’s business experience.

A I M Capital Management, Inc. (“AIM”) serves as a Sub-adviser to AXA Premier VIP Health Care Portfolio. AIM is an indirect wholly owned subsidiary of AIM Management Group Inc. (“AIM Management”). AIM Management is a wholly owned subsidiary of AMVESCAP PLC, one of the world’s largest investment services companies. As of December 31, 2003, AIM Management had approximately $149 billion in assets under management.

Alliance Capital Management L.P. (“Alliance Capital”) serves as a Sub-adviser to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Large Cap Value Portfolio, AXA Premier VIP Small/Mid Cap Growth Portfolio, AXA Premier VIP Aggressive Equity Portfolio and AXA Premier VIP High Yield Portfolio. In addition, Alliance Capital, through its Bernstein Investment Research and Management unit (“Bernstein Unit”), serves as a Sub-Adviser to AXA Premier VIP Large Cap Core Equity Portfolio and AXA Premier VIP International Equity Portfolio. Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2003, Alliance Capital had approximately $475 billion in assets under management.

AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) serves as a Sub-adviser to AXA Premier VIP Small/Mid Cap Value Portfolio. AXA Rosenberg is a wholly owned subsidiary of AXA Rosenberg Group LLC (“AXA Rosenberg Group”). AXA Investment Managers S. A., a French société anonyme and investment arm of AXA, a French insurance holding company that includes Equitable among its subsidiaries, holds a majority interest in AXA Rosenberg Group. As of December 31, 2003, AXA Rosenberg Group had approximately $38.8 billion in assets under management.

Bank of Ireland Asset Management (U.S.) Limited (“BIAM (U.S.)”) serves as a Sub-adviser to AXA Premier VIP International Equity

28

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Portfolio. BIAM (U.S.) is a wholly owned subsidiary of Bank of Ireland Group, a publicly traded financial services provider located in Ireland. As of December 31, 2003, BIAM (U.S.) had approximately $27.7 billion in assets under management.

BlackRock Advisors, Inc. (“BAI”) serves as a Sub-adviser to AXA Premier VIP Core Bond Portfolio. BAI is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a majority owned indirect subsidiary of The PNC Financial Services Group, Inc., a publicly traded diversified financial services company. As of December 31, 2003, BAI had approximately $309.4 billion in assets under management.

Firsthand Capital Management, Inc. (“Firsthand”) serves as a Sub-adviser to AXA Premier VIP Technology Portfolio. Kevin M. Landis is the controlling shareholder of Firsthand. As of December 31, 2003, Firsthand had approximately $1.4 billion in assets under management.

Franklin Advisers, Inc. (“Franklin”) serves as a Sub-adviser to AXA Premier VIP Small/Mid Cap Growth Portfolio. Franklin is a wholly owned subsidiary of Franklin Resources, Inc., which is a publicly traded, global investment management organization listed on the New York Stock Exchange. As of December 31, 2003, Franklin, together with its affiliates, had approximately $336.7 billion in assets under management.

Institutional Capital Corporation (“ICAP”) serves as a Sub-adviser to AXA Premier VIP Large Cap Value Portfolio. ICAP is an employee owned money management firm. Robert H. Lyon is the controlling shareholder of ICAP. As of December 31, 2003, ICAP had approximately $12.4 billion in assets under management.

Janus Capital Management LLC (“Janus”) serves as a Sub-adviser to AXA Premier VIP Large Cap Core Equity Portfolio. Janus is a direct subsidiary of Janus Capital Group Inc. (“JCG”), a publicly traded company with principal operations in financial asset management businesses. JCG owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. As of December 31, 2003, Janus had approximately $151.5 billion in assets under management.

Marsico Capital Management, LLC (“Marsico”) serves as a Sub-adviser to AXA Premier VIP International Equity Portfolio and AXA Premier VIP Aggressive Equity Portfolio. Marsico is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2003, Marsico had approximately $30.2 billion in assets under management.

MFS Investment Management (“MFS”) serves as a Sub-adviser to AXA Premier VIP Large Cap Value Portfolio and AXA Premier VIP Aggressive Equity Portfolio. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a diversified financial services organization. As of December 31, 2003, MFS had approximately $140.3 billion in assets under management.

Pacific Investment Management Company LLC (“PIMCO”) serves as a Sub-adviser to AXA Premier VIP Core Bond Portfolio and AXA Premier VIP High Yield Portfolio. PIMCO, a Delaware limited liability company, is a majority owned subsidiary of Allianz Dresdner Asset Management of America L.P., (“ADAM LP”). Allianz AG (“Allianz”) is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP. As of December 31, 2003, PIMCO had approximately $373.8 billion in assets under management.

Provident Investment Counsel, Inc. (“Provident”) serves as a Sub-adviser to AXA Premier VIP Small/Mid Cap Growth Portfolio and AXA Premier VIP Aggressive Equity Portfolio. Provident is a wholly owned subsidiary of Old Mutual Asset Managers (US) LLC. As of December 31, 2003, Provident had approximately $6.2 billion in assets under management.

RCM Capital Management LLC (“RCM”) serves as a Sub-adviser to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio. RCM is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2003, RCM had approximately $33 billion in assets under management.

TCW Investment Management Company (“TCW”) serves as a Sub-adviser to AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Small/Mid Cap Value Portfolio. TCW is a wholly owned subsidiary of The TCW Group, Inc. Société Générale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Asset Management, S.A. is a wholly owned subsidiary of Société Générale, S.A., a publicly held financial firm headquartered in Paris, France. As of December 31, 2003, TCW had approximately $90 billion in assets under management.

Thornburg Investment Management, Inc. (“Thornburg”) serves as a Sub-adviser to AXA Premier VIP Large Cap Core Equity Portfolio. Thornburg is an employee owned investment management firm. H. Garrett Thornburg, Jr. is the controlling shareholder of Thornburg. As of December 31, 2003, Thornburg had approximately $8.3 billion in assets under management.

Wellington Management Company, LLP (“Wellington Management”) serves as a Sub-adviser to AXA Premier VIP Small/Mid Cap Value Portfolio, AXA Premier VIP Health Care Portfolio and AXA Premier VIP Technology Portfolio. Wellington Management is an employee owned limited liability partnership whose sole business is investment management. Wellington Management is owned by 80 partners, all active employees of the firm; the managing partners of Wellington Management are Duncan M. McFarland, Laurie A. Gabriel and John R. Ryan. As of December 31, 2003, Wellington Management had approximately $394 billion in assets under management.

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Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Large Cap Growth Portfolio	Alliance Capital Management L.P. 1345 Avenue of the Americas New York, NY 10105 Portfolio Manager William D. Baird	Mr. Baird has been Vice President and a Portfolio Manager of Alliance Capital since 1999. Mr. Baird joined Alliance Capital as an Assistant Vice President in 1994.

RCM Capital Management LLC Four Embarcadero Center San Francisco, CA 94111 Portfolio Managers Joanne L. Howard Seth A. Reicher

Ms. Howard, a Co-Chief Investment Officer of RCM’s Large Cap Team since January 2003, has been a Managing Director since 1998 and a Principal since 1993. Ms. Howard joined RCM as a Senior Portfolio Manager in 1992. Prior to joining RCM, Ms. Howard spent 17 years at Scudder, Stevens & Clark where she was a Managing Director.

Mr. Reicher has been a Managing Director and Co-Chief Investment Officer of RCM since 2000 and has been a Senior Portfolio Manager since 1997. Mr. Reicher joined RCM as an Analyst in 1993. Prior to joining RCM, Mr. Reicher was an Analyst and then Portfolio Manager at Associated Capital and later Capitalcorp Asset Management from 1986 to 1992.

TCW Investment Management Company 865 South Figueroa Street Los Angeles, CA 90017 Portfolio Managers Glen E. Bickerstaff Brian M. Beitner

Mr. Bickerstaff has been a Group Managing Director of TCW since 2001. He joined TCW in 1998 as a Managing Director. Prior to joining TCW, he was a Vice President and Senior Portfolio Manager at Transamerica Investment Services from 1987 to 1998.

Mr. Beitner has been a Managing Director of TCW since he joined the firm in 1998. Prior to joining TCW, he was a Senior Vice President with Scudder Kemper Investments from 1990 to 1998.

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Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Large Cap Core Equity Portfolio	Alliance Capital Management L.P. (Bernstein Investment Research and Management unit) 1345 Avenue of the Americas New York, NY 10105 Portfolio Management Team

The Portfolio Management Team consists of a core group of senior investment and research professionals of the Bernstein Unit of Alliance Capital.

Marilyn G. Fedak chairs the US Equity Investment Policy Group. Ms. Fedak has been the Chief Investment Officer — U.S. Value Equities and an Executive Vice President at Alliance Capital since 2000. She was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. (“Bernstein”) from 1993 to 2000 when Bernstein became the Bernstein Unit of Alliance Capital.

	Janus Capital Management LLC 100 Fillmore Street Denver, CO 80206 Portfolio Manager E. Marc Pinto	Mr. Pinto has been a Portfolio Manager with Janus or its predecessor since 1994. Prior to joining Janus, Mr. Pinto analyzed telecommunications and financial services companies for a family investment firm.

	Thornburg Investment Management, Inc. 119 East Marcy Street Santa Fe, NM 87501 Portfolio Manager William V. Fries, CFA	Mr. Fries has been a Managing Director and Portfolio Manager of Thornburg since 1995. Prior to joining Thornburg, he was with USAA as a Portfolio Manager and Analyst from 1975 to 1995.

AXA Premier VIP Large Cap Value Portfolio	Alliance Capital Management L.P. 1345 Avenue of the Americas New York, NY 10105 Portfolio Manager Aryeh Glatter	Mr. Glatter has been a Senior Vice President and Portfolio Manager of Alliance Capital since 1999. Mr. Glatter joined Alliance Capital as an equity analyst and portfolio manager in 1993.

	Institutional Capital Corporation 225 West Wacker Drive Suite 2400 Chicago, IL 60606 Portfolio Manager Robert H. Lyon	Mr. Lyon has been President and Chief Investment Officer of ICAP since 1992. He was an Analyst with ICAP from 1976 to 1981 and returned in 1988 as Director of Research before leading a group in buying out the firm’s founder.

	MFS Investment Management 500 Boylston Street Boston, MA 02116 Portfolio Manager Steven R. Gorham	Mr. Gorham is a portfolio manager with MFS and has been employed in the investment management area of MFS since 1992.

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Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Small/Mid Cap Growth Portfolio	Alliance Capital Management L.P. 1345 Avenue of the Americas New York, NY 10105 Portfolio Managers Bruce K. Aronow N. Kumar Kirpalani Samantha S. Lau Mark A. Attalienti

Mr. Aronow has been a Senior Vice President of Alliance Capital since 2000. Mr. Aronow joined Alliance Capital as a Vice President and Portfolio Manager in 1999. Prior to joining Alliance Capital, he was responsible for research and portfolio management of the small cap consumer sectors at INVESCO (NY) from 1997 to 1999. Mr. Aronow joined Chancellor Capital Management, predecessor to INVESCO (NY), as a small cap analyst in 1994.

Mr. Kirpalani has been a Vice President and Portfolio Manager since he joined Alliance Capital in 1999. Prior to joining Alliance Capital, he was responsible for research and portfolio management of the small cap industrial, financial and energy sectors at INVESCO (NY) from 1997 to 1999. Mr. Kirpalani joined Chancellor Capital Management, predecessor to INVESCO (NY), as a small cap analyst in 1993.

Ms. Lau has been a Vice President and Portfolio Manager since she joined Alliance Capital in 1999. Prior to joining Alliance Capital, she was responsible for covering small cap technology companies at INVESCO (NY) from 1997 to 1999. Ms. Lau joined Chancellor Capital Management as a small cap analyst in 1997 before it became INVESCO (NY). Prior to that, she was a healthcare securities analyst with Goldman Sachs from 1994 to 1997.

Mr. Attalienti has been a Vice President and Portfolio Manager since he joined Alliance Capital in 1999. Prior to joining Alliance Capital, he was responsible for covering the health care industry at Chase Asset Management from 1994 to 1999.

	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403 Portfolio Management Team	The portion of assets allocated to Franklin is managed by a team of investment professionals, led by Edward B. Jamieson. Mr. Jamieson is an Executive Vice President and portfolio manager and has been associated with Franklin (and its predecessor, Franklin Templeton Investments) since 1987.

	Provident Investment Counsel, Inc. 300 North Lake Avenue Pasadena, CA 91101 Portfolio Management Team	The portion of assets allocated to Provident is managed by a team of investment professionals, led by Evelyn Lapham and John Yoon. Ms. Lapham and Mr. Yoon are Senior Vice Presidents and portfolio managers with research responsibilities and have been with Provident since December 1997 and July 1995, respectively.

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Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Small/Mid Cap Value Portfolio	AXA Rosenberg Investment Management LLC 4 Orinda Way Building E Orinda, CA 94563 Portfolio Engineers P. Douglas Burton Syed A. Zamil

Investment decisions arise from AXA Rosenberg’s automatic expert system processing which combines proprietary software programs and comprehensive databases to replicate the decisions financial experts might make in a perfect world. Therefore, AXA Rosenberg does not have Portfolio Managers as traditionally defined, but rather, the firm has Portfolio Engineers who research and monitor the portfolio’s performance against the relevant benchmark and ensure compliance with the portfolio’s objectives.

Mr. Burton has been a Portfolio Engineer of AXA Rosenberg since 1998. Prior to joining the firm, Mr. Burton was a Portfolio Manager and an Analyst at Deseret Mutual Benefit Administrators from 1988 to 1998.

Mr. Zamil has been a Portfolio Engineer of AXA Rosenberg since 2000. Prior to joining the firm, Mr. Zamil was a Managing Director at Capital Management from 1997 to 2000. From 1993 to 1997, Mr. Zamil was a consultant and regional manager at BARRA.

TCW Investment Management Company 865 South Figueroa Street Los Angeles, CA 90017 Portfolio Managers Nicholas F. Galluccio Susan I. Schottenfeld

Mr. Galluccio has been a Managing Director of TCW since 1997. He joined TCW in 1982 as an Equity Analyst. Prior to joining TCW, Mr. Galluccio was a Securities Analyst with Lehman Brothers Kuhn Loeb, Inc. from 1981 to 1982.

Ms. Schottenfeld has been a Managing Director of TCW since 1998. She joined TCW in 1985 as a Special Situations Analyst. Prior to joining TCW, Ms. Schottenfeld was a Research Liaison to equity sales with Wertheim Schroder and Co. from 1983 to 1985.

	Wellington Management Company, LLP 75 State Street Boston, MA 02109 Portfolio Management Team	Wellington Management’s management approach to its portion of the portfolio is built on a team concept. The team is headed by James N. Mordy, Senior Vice President. Mr. Mordy joined Wellington Management in 1985 as an investment professional.

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Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP International Equity Portfolio	Alliance Capital Management L.P. (Bernstein Investment Research and Management unit) 1345 Avenue of the Americas New York, NY 10105 Portfolio Management Team

The Portfolio Management Team consists of a core group of senior investment and research professionals of the Bernstein Unit of Alliance Capital.

Kevin F. Simms and Henry S. D’Auria are Senior Vice Presidents and Co-Chief Investment Officers of International Value Equities, both having held this position since June 2003. Mr. Simms has been Director of Research for International Value and Global Value Equities since October 2000. Prior thereto, he was Director of Research for Emerging Markets Equities at Sanford C. Bernstein (“Bernstein”). Mr. D’Auria has been Chief Investment Officer of Emerging Markets Value since 2002. Prior thereto, he was Director of Research for Small Cap Value and Emerging Markets Value Equities at Bernstein.

	Bank of Ireland Asset Management (U.S.) Limited 26 Fitzwilliam Place Dublin 2 Ireland Portfolio Management Team	BIAM (U.S.)’s management approach to its portion of the portfolio is built on a team concept. The team of nineteen asset managers is headed by Chris Reilly, Chief Investment Officer. Mr. Reilly joined BIAM (U.S.)’s Asset Management Team in 1980 and has had overall responsibility for asset management since 1985.

	Marsico Capital Management, LLC 1200 17th Street Suite 1300 Denver, CO 80202 Portfolio Manager James G. Gendelman	Mr. Gendelman joined Marsico in 2000. Prior to joining Marsico, he was a Vice President of International Sales for Goldman Sachs & Co. from 1987 to 2000.

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Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Technology Portfolio	Firsthand Capital Management, Inc. 125 South Market Suite 1200 San Jose, CA 95113 Portfolio Manager Kevin M. Landis	Mr. Landis is the Chief Investment Officer of Firsthand. Mr. Landis co-founded the firm in 1993 and has been a Portfolio Manager with Firsthand since 1994.

RCM Capital Management LLC Four Embarcadero Center San Francisco, CA 94111 Portfolio Managers Huachen Chen Walter C. Price

Mr. Chen is a Managing Director, Senior Analyst and Portfolio Manager, and has been associated with RCM since 1994. He joined RCM in 1984 as a Securities Analyst.

Mr. Price has been a Managing Director, Senior Analyst and Portfolio Manager of RCM since 1978. He joined RCM in 1974 as a Senior Securities Analyst.

	Wellington Management Company, LLP 75 State Street Boston, MA 02109 Portfolio Management Team	The portion of the portfolio’s assets managed by Wellington Management is managed by a team of investment professionals.

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Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Health Care Portfolio	A I M Capital Management, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046 Portfolio Management Team	The portion of assets allocated to AIM is managed by a team of investment professionals led by Michael Yellen. Mr. Yellen joined AIM in 1994 as an investment analyst.

	RCM Capital Management LLC Four Embarcadero Center San Francisco, CA 94111 Portfolio Manager Selena A. Chaisson	Dr. Chaisson re-joined RCM in 2004 as the Sector Leader of the Healthcare team. From 1999 to 2003, she was associated with Tiger Management and Amerindo Investment Advisors and was the founder and principal of Coyote Capital. From 1994 to 1999, Ms. Chaisson worked as a healthcare analyst at RCM and later as a Partner.

Wellington Management Company, LLP 75 State Street Boston, MA 02109 Portfolio Managers Ann C. Gallo Robert L. Deresiewicz Jean M. Hynes Kirk J. Mayer Joseph H. Schwartz

Ms. Gallo has been a Vice President of Wellington Management since 1998. Ms. Gallo joined Wellington Management as a Global Industry Analyst in 1998. Prior to joining Wellington Management, she was a Health Care Analyst with BT Alex Brown from 1995 to 1998.

Dr. Deresiewicz has been a Global Industry Analyst at Wellington Management since 2000. Prior to joining Wellington Management, he was an Assistant Professor of Medicine at the Harvard Medical School and an Associate Physician in the Division of Infectious Diseases at the Brigham and Women’s Hospital from 1987 to 1998.

Ms. Hynes has been a Senior Vice President of Wellington Management since 2001. Ms. Hynes joined Wellington Management as a research assistant in 1991.

Mr. Mayer has been a Vice President of Wellington Management since 2001. Mr. Mayer joined Wellington Management as a Global Industry Analyst in 1998. Prior to joining Wellington Management, he attended the University of Pennsylvania’s Wharton School of Finance where he obtained his MBA from 1996 to 1998, and he was an Operations Manager with Lockheed Martin Corporation from 1994 to 1996.

Mr. Schwartz has been a Senior Vice President of Wellington Management since 1995. Mr. Schwartz joined Wellington Management as a Global Industry Analyst in 1983.

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Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Core Bond Portfolio	BlackRock Advisors, Inc. 100 Bellevue Parkway Wilmington, DE 19809 Portfolio Managers Scott M. Amero Keith T. Anderson

Mr. Amero has been a Managing Director and Portfolio Manager of BAI since 1990. Prior to joining BAI, he was a Vice President in Fixed Income Research at The First Boston Corporation from 1985 to 1990.

Mr. Anderson has been a Managing Director and Chief Investment Officer, Fixed Income of BAI since founding the firm in 1988. Prior to founding BAI, Mr. Anderson was a Vice President in Fixed Income Research at The First Boston Corporation from 1987 to 1988.

Pacific Investment Management Company LLC 840 Newport Center Drive Suite 300 Newport Beach, CA 92660 Portfolio Management Team

The Portfolio Management Team develops and implements investment strategy for the portfolio.

William H. Gross heads the Portfolio Management Team. Mr. Gross is a Managing Director and the Chief Investment Officer of PIMCO and has been associated with the firm for over 30 years. Mr. Gross was a founder of PIMCO.

AXA Premier VIP Aggressive Equity Portfolio	Alliance Capital Management L.P. 1345 Avenue of the Americas New York, NY 10105 Portfolio Management Team	Investment decisions for the portion of the portfolio allocated to Alliance Capital are made by a team of employees of Alliance Capital, including employees from its Bernstein Investment Research and Management unit.

	Marsico Capital Management, LLC 1200 17th Street Denver, CO 80202 Portfolio Manager Thomas F. Marsico	Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has 20 years of experience as a securities analyst and portfolio manager.

	MFS Investment Management 500 Boylston Street Boston, MA 02116 Portfolio Management Team	A team of investment professionals of MFS is responsible for the day-to-day management of the portion of the portfolio’s assets allocated to MFS.

	Provident Investment Counsel, Inc. 300 North Lake Avenue Pasadena, CA 91101 Portfolio Management Team	A team of investment professionals of Provident is primarily responsible for the day-to-day management of the portion of the portfolio’s assets allocated to Provident.

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Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP High Yield Portfolio	Alliance Capital Management L.P. 1345 Avenue of the Americas New York, NY 10105 Portfolio Manager Michael Snyder	Mr. Snyder joined Alliance Capital in 2001 as a member of the High Yield Portfolio Management team and is a Senior Vice President of Alliance Capital. Prior to joining Alliance Capital, Mr. Snyder was a Managing Director at Donaldson, Lufkin and Jenrette and Bear Stearns & Co., where he founded and directed the high yield asset management group.

Pacific Investment Management Company 840 Newport Center Drive Suite 300 Newport Beach, CA 92660 Portfolio Management Team

The Portfolio Management Team develops and implements investment strategy for the portion of the portfolio allocated to PIMCO.

Raymond Kennedy heads the Portfolio Management Team. Mr. Kennedy, a Managing Director of PIMCO, joined PIMCO in 1996 as a portfolio manager.

Management Fees

Each portfolio pays a fee to Equitable for management services. The Large Cap Core Equity Portfolio, Large Cap Growth Portfolio and Large Cap Value Portfolio each pay a management fee at an annual rate of 0.90% of the average daily net assets of the portfolio. The Small/Mid Cap Growth Portfolio and Small/Mid Cap Value Portfolio each pay a management fee at an annual rate of 1.10% of the average daily net assets of the portfolio. The International Equity Portfolio pays a management fee at an annual rate of 1.05% of the average daily net assets of the portfolio. The Technology Portfolio and Health Care Portfolio each pay a management fee at an annual rate of 1.20% of the average daily net assets of the portfolio. The Core Bond Portfolio and High Yield Portfolio each pay a management fee at an annual rate of 0.60% of the average daily net assets of the portfolio. The Aggressive Equity Portfolio pays a management fee at an annual rate of 0.65% of the average daily net assets of the portfolio.

The sub-advisers are paid by Equitable. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by Equitable, without shareholder approval.

Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program.

For these administrative services, in addition to the management fee, each portfolio pays Equitable a fee at an annual rate of 0.15% of the portfolio’s total average net assets plus $35,000 per portfolio and an additional $35,000 for each portion of the portfolio for which separate administrative services are provided (e.g., portions of a portfolio allocated to separate sub-advisers and/or managed in a discrete style).

Expense Limitation Agreement

In the interest of limiting until April 30, 2005 the expenses of each portfolio (except Aggressive Equity Portfolio and High Yield Portfolio), the Manager has entered into an expense limitation agreement with the Trust with respect to the portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each portfolio’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), are limited to 1.10% for the Large Cap Growth Portfolio, the Large Cap Core Equity Portfolio and the Large Cap Value Portfolio, 1.35% for the Small/Mid Cap Growth Portfolio and the Small/Mid Cap Value Portfolio, 1.55% for the International Equity Portfolio, 1.60% for the Technology Portfolio and the Health Care Portfolio, and 0.70% for the Core Bond Portfolio.

Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio’s expense ratio and such reimbursements do not exceed the portfolio’s

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expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped all eligible previous payments made, the portfolio will be charged such lower expenses.

Legal Proceedings

A I M Capital Management, Inc.

AIM is an indirect wholly owned subsidiary of AMVESCAP PLC (“AMVESCAP”). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. (“INVESCO”), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003, each of the SEC and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. None of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers Act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the “Martin Act”) and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York’s Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a “registered investment company”). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including any of the Trust’s portfolios. AIM anticipates that, if either of these results occurs, it will seek exemptive relief from the SEC to permit it to continue to serve as an investment advisor. There can be no assurance that such exemptive relief will be granted.

Since December 2003, a number of civil class action lawsuits have been filed against one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties that are related to the claims filed by the SEC and/or the NYAG against these parties.

Alliance Capital Management L.P.

Alliance Capital reached terms with the NYAG and the staff of the SEC for the resolution of regulatory claims with respect to market timing in some of its mutual funds. The agreement with the SEC is reflected in an Order of the Commission. The agreement with the NYAG is subject to final, definitive documentation.

Among the key provisions of the agreements are the following:

•	Under both the SEC and NYAG agreements, Alliance Capital will establish a $250 million fund to compensate fund shareholders for the adverse effects of market timing in some of its mutual funds. Of the $250 million fund, the agreements characterize $150 million as disgorgement and $100 million as a penalty.

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•	The agreement with the NYAG includes a weighted average reduction in fees of 20% on Alliance Capital’s U.S. long-term open-end retail funds, commencing January 1, 2004, for a minimum of 5 years.

Under both agreements, Alliance Capital’s Mutual Funds Boards, which have already moved to elect independent chairmen from among their independent directors, will also have independent directors that comprise at least 75% of each Board, and will retain an independent compliance officer who will assist the Boards in their oversight of compliance, fiduciary issues and conflicts of interest.

The terms and conditions of the agreements also include, among others:

•	Formation of a Code of Ethics Oversight Committee, composed of senior executives of Alliance Capital’s operating businesses, to oversee all matters relating to issues arising under the Alliance Capital Code of Ethics;

•	Establishment of an Internal Compliance Controls Committee, chaired by Alliance Capital’s Chief Compliance Officer, to review compliance issues throughout Alliance Capital, endeavor to develop solutions to those issues as they may arise from time to time, and oversee implementation of those solutions;

•	Establishment of a company ombudsman to whom Alliance Capital employees may convey concerns about Alliance Capital business matters that they believe involve matters of ethics or questionable practices;

•	Engagement of an Independent Compliance Consultant to conduct a comprehensive review of Alliance Capital’s supervisory, compliance, and other policies and procedures designed to prevent and detect conflicts of interest, breaches of fiduciary duty, breaches of the Alliance Capital Code of Ethics and federal securities law violations by Alliance Capital and its employees; and

•	Commencing in 2005, and at least once every other year thereafter, Alliance Capital shall undergo a compliance review by an independent third party.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the “Hindo Complaint”) was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the AllianceBernstein Growth Funds; Gerald Malone; Charles Schaffran (collectively, the “Alliance Capital defendants”); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act of 1933, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Sections 206 and 215 of the Investment Advisers Act of 1940. Plantiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the AllianceBernstein Growth Funds as defendants. All of these lawsuits seek an unspecified amount of damages.

Janus Capital Management LLC

In September 2003, the SEC and the NYAG publicly announced that they were investigating trading practices in the mutual fund industry. The investigation was prompted by the NYAG’s settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus was not named as a defendant in the NYAG complaint against the hedge fund, Janus was mentioned in the complaint as having allowed Canary Capital to “market time” certain Janus funds. The NYAG complaint alleges that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds. In addition, the NYAG also filed a complaint on November 25, 2003, against former executives of Security Trust Company, N.A., in which the NYAG specifically alleges those executives submitted false documents to open an account in Janus Worldwide Fund.

Certain Janus funds, as well as Janus Capital Group Inc. or one or more of its subsidiaries, have received subpoenas and formal or informal document requests from a number of legal and regulatory agencies — including the NYAG, the SEC, the National Association of Securities Dealers, Inc., the Colorado Securities Commissioner, the Colorado Attorney General, the West Virginia Attorney General, the Florida Department of Financial Services, and one or more U.S. Attorney offices or federal grand juries — which are conducting investigations into market timing, late trading and other potentially irregular trading practices in the mutual fund industry. The documentation and information sought by these agencies relate to a variety of matters, including but not limited to: late day trading, market timing, improper disclosure of

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portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus investment personnel in portfolio securities owned by Janus funds, information provided to certain Janus fund Trustees in connection with the review and approval of management contracts related to Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. In addition, Janus International Limited, a subsidiary of Janus Capital Group Inc. established in England and registered as an investment adviser with the Financial Services Authority (“FSA”) in the United Kingdom, has received a request for information related to frequent trading, late day trading, revenue sharing and related topics from the FSA. The Janus funds, Janus Capital Group Inc. and its subsidiaries have complied, intend to comply with or intend to continue to comply with these subpoenas and other document and information requests, and will continue cooperating with the federal and state legal and regulatory authorities which are conducting investigations related to trading practices in the mutual fund industry.

As of April 2004, none of the legal or regulatory agencies conducting investigations into market timing, late trading and other trading practices in the mutual fund industry have brought an enforcement action or commenced other legal proceedings against any of the Janus funds, Janus Capital Group Inc. or its subsidiaries. While Janus has had discussions with government authorities to resolve the Colorado and other pending investigations, the outcome and timing of those discussions will be determined in large part by the government agencies. Janus anticipates that the government agencies will seek substantial civil penalties and other remedial measures.

Janus is in the process of conducting an internal review of market timing and other trading practices at Janus, which, as of the date of this prospectus, indicates that there were approximately twelve discretionary frequent trading arrangements across Janus’ U.S.-based mutual fund business, and that significant discretionary frequent trading appears to have occurred with respect to four of those arrangements. All of these arrangements have been terminated. It also appears that redemption fees payable on certain transactions may have been waived. Janus also believes that there were several discretionary frequent trading arrangements in Janus’ offshore mutual fund business, and these arrangements have also been terminated. In the case of one offshore fund, the Janus World Funds Plc (“JWF”), outside legal counsel retained by Janus International Limited conducted an investigation and concluded that there had been no wrongdoing in relation to frequent trading in JWF and reported its findings to the U.K. regulators. Similar investigations by outside legal counsel are underway in relation to the other Janus offshore funds. In addition, given that most offshore jurisdictions have their own unique set of business and product structures, as well as rules and regulations, Janus is working with its foreign legal counsel and its offshore distributors to develop appropriate guidelines for defining existing and future business practices.

As noted earlier, the pending investigations by the NYAG and other agencies seek to determine whether late trading occurred in mutual funds managed by Janus. Because many mutual fund transactions are cleared and settled through financial intermediaries and because certain individuals who dealt with several of the significant discretionary frequent trading relationships are no longer employees of Janus, Janus cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus in violation of Janus’ agreements with those intermediaries. Additionally, Janus has been advised by certain financial intermediaries that, as a result of systems errors, such intermediaries may have permitted a small number of trades to be submitted late. The impact of these transactions is immaterial.

Legal counsel to the Independent Trustees of certain Janus funds hired Ernst & Young LLP (“EY”) to independently evaluate whether there was any monetary impact to any Janus funds in which discretionary market timing occurred. Following completion of that evaluation in December 2003, Janus and the Independent Trustees of certain U.S.-based Janus funds announced that Janus intends to restore approximately $31.5 million to the funds and/or the funds’ investors. The $31.5 million figure includes: (1) net gains of approximately $22.8 million realized by the discretionary frequent traders, (2) approximately $2.7 million representing lost opportunity cost of those gains had they been available to the funds, (3) management fees of approximately $1.0 million received by Janus related to discretionary trading accounts, and (4) waived redemption fees of approximately $5.0 million. The restoration amount was determined by EY and does not include any fines and penalties that may be sought by regulators. It is important to note that neither the methodology underlying the determination of such $31.5 million amount, nor the mechanics by which the payment might be made to the funds or fund shareholders, has been approved by or agreed to by regulators having authority over Janus or the funds.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits have been brought, in various federal and state courts, against Janus and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus allowed certain hedge funds and other investors to engage in “market timing” trades in Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of

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the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; (v) violations of Section 1962 of the Racketeering, Influenced and Corrupt Organizations Act; and (vi) failure to adequately implement fair value pricing for portfolio securities in Janus funds.

The actions include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class “representative action” purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus International Holding LLC, Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

These lawsuits were filed in a number of state and federal jurisdictions. Janus Capital Group Inc. filed a motion with the Judicial Panel on Multidistrict Litigation (the “MDL Panel”) to have all of the actions against Janus Capital Group Inc. or any of its affiliates, including the Janus funds, transferred to the Southern District of New York, or in the alternative to the District of Colorado, for coordinated pretrial proceedings. Transfer motions were also filed by other plaintiffs and defendants. On February 20, 2004, the MDL Panel ruled on all of the transfer and coordination motions, and transferred all of the actions involved, including all of the actions involving Janus Capital Group Inc. or any of its affiliates, to the United States District Court for the District of Maryland for further coordinated or consolidated pretrial proceedings. The Federal District Court in Maryland now has scheduled an initial hearing in all of the transferred actions for April 2, 2004 in Baltimore. For each case, Janus Capital Group Inc. had requested a stay of all proceedings pending a transfer order from the MDL Panel. Such a stay was entered, or was not opposed, in the majority of pending cases. A stay was denied in only one case, in the Southern District of Illinois, and that case was remanded to Illinois state court for further proceedings.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against certain of the Janus funds, Janus and related parties in the future. Janus does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the funds the services it has agreed to provide.

MFS Investment Management

MFS has reached agreement with the SEC, the NYAG and the Bureau of Securities Regulation of the State of New Hampshire (“NH”) to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators’ view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS’ former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors (“Retail Funds”), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association’s Investor Protection Trust).

In addition, under the terms of the settlement, MFS will adopt certain governance changes, which include, among others:

•	formation of a Code of Ethics Oversight Committee, comprised of senior executives of MFS’ operating businesses, to oversee all matters relating to issues arising under MFS’ Code of Ethics;

•	establishment of an Internal Compliance Controls Committee, chaired by MFS’ Chief Compliance Officer and comprised of senior executives of MFS’ operating businesses, to review compliance issues as they may arise from time to time, endeavor to develop solutions to those issues, and oversee implementation of those solutions;

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•	establishment of a company ombudsman to whom MFS employees may convey concerns about MFS business matters that they believe involve matters of ethics or questionable practices;

•	establishment of a full-time senior-level position reporting to MFS’ Chief Compliance Officer whose responsibilities include compliance matters related to conflicts of interest; this officer or another designated compliance officer will implement and oversee the funds’ excessive trading policies and compliance procedures;

•	engagement of an Independent Compliance Consultant to conduct a comprehensive review of MFS supervisory, compliance, and other policies and procedures designed to prevent and detect conflicts of interest, breaches of fiduciary duty, breaches of the MFS Code of Ethics and federal securities law violations by MFS and its employees; and

•	commencing in 2006, and at least once every other year thereafter, MFS shall undergo a compliance review by an independent third party.

In addition, under the terms of the settlement, MFS has undertaken to use its best efforts to cause the Retail Funds to operate in accordance with the following governance policies and practices:

•	at least 75% of the Retail Funds’ Boards of Trustees will be independent of MFS and will not have been directors, officers or employees of MFS at any point during the preceding 10 years (a standard to which the Retail Funds’ Boards currently adhere);

•	the chair of the Retail Funds’ Boards of Trustees will be independent of MFS and will not have been a director, officer or employee of MFS at any point during the preceding 10 years (a standard to which the Retail Funds’ Boards currently adhere);

•	all action taken by the Retail Funds’ Boards of Trustees or a committee thereof will be approved by a majority of the independent trustees of the Boards or committee, respectively;

•	commencing in 2005 and not less than every fifth calendar year thereafter, the Retail Funds will hold shareholder meetings at which the Boards of Trustees will be elected; and

•	the Retail Funds will designate an independent compliance officer reporting to the Boards of Trustees responsible for assisting the Boards in monitoring compliance by MFS with the federal securities laws, its fiduciary duties to fund shareholders and its Code of Ethics in all matters relevant to the operations of the funds.

Under the terms of the NYAG settlement, MFS has undertaken, on behalf of the funds, that:

•	the funds will retain a senior officer responsible for assisting in the review of fee arrangements and administering the funds’ compliance policies and procedures, and the Board of Trustees of the funds has determined that MFS shall reimburse the funds for the expense of this senior officer; and

•	certain statements sent by MFS to fund shareholders will disclose fees and costs in actual dollar amounts charged to each investor on his or her actual investment based upon the investor’s most recent quarterly closing balance and on a hypothetical $10,000 investment held for ten years.

Messrs. Ballen and Parke have agreed to suspensions from association with any investment adviser or registered investment company for periods of 9 months and 6 months, respectively. Upon completion of these suspensions, for periods of 27 months (Mr. Ballen) and 30 months (Mr. Parke), Messrs. Ballen and Parke have agreed not to serve as an employee, officer or trustee of any registered investment company; not to serve as chairman, director or as an officer of any investment adviser; and to otherwise perform only limited functions for an investment adviser, which may include strategic planning and analysis, portfolio management and non-mutual fund marketing. Messrs. Ballen and Parke will pay approximately $315,000 each to the SEC, $250,000 of which is characterized as a penalty. In addition, Messrs. Ballen and Parke resigned as trustees of the funds’ Boards of Trustees, and Mr. Ballen resigned as the funds’ President, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS’ internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek

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unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley’s preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC’s investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

Pacific Investment Management Company LLC

On February 17, 2004, the Attorney General of New Jersey filed a complaint against PIMCO, which serves as subadviser to certain portfolios of the Trust (the “portfolios”) and certain of PIMCO’s affiliates. The complaint alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain series of the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”), for which PIMCO serves as investment adviser and the PIMCO Funds: Multi-Manager Series (“MMS Funds”). In addition, PIMCO and certain of its affiliates have been named as defendants in several putative class action lawsuits, relating to alleged facts similar to those iterated in the New Jersey Attorney General’s complaint. These class action lawsuits seek unspecified compensatory damages.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. Pursuant to that announcement, PIMCO and certain of its affiliates are under investigation by the SEC relating to directed brokerage and revenue-sharing arrangements. PIMCO and certain of its affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements, including revenue sharing arrangements, of the MMS Funds and PIMS Funds. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, on behalf of certain shareholders of the PIMS Funds and MMS Funds, generally alleges that the respective investment adviser to the funds inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above.

PIMCO believes that other similar lawsuits may be filed in federal or state courts naming PIMCO and certain of its affiliates as defendants. These suits may be commenced as putative class actions or individual actions on behalf of investors who purchased, held or redeemed shares of certain MMS Funds and PIMS Funds during specified periods, or as derivative actions on behalf of these funds.

None of the allegations concerning PIMCO or its affiliates relate to the portfolios. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the portfolios. However, PIMCO believes that these matters will not have a material adverse effect on the portfolio or on PIMCO’s ability to perform its investment advisory services to the portfolio.

While additional litigation or regulatory actions in connection with the matters discussed above may be brought against PIMCO or its affiliates in the future, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

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PORTFOLIO SERVICES

Buying and Selling Shares

Each portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. These portfolios are not designed for market-timers, see the section entitled “Purchase Restrictions on Market-Timers and Active Traders.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase Restrictions on Market-Timers and Active Traders

Each portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the portfolio’s other shareholders or would disrupt the management of the portfolio.

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the portfolios. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•	The design of such procedures involves inherently subjective judgments, which we and the Trust seek to make in a fair and reasonable manner consistent with interests of all Contract owners.

If we determine that your transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, we may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) a portfolio within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s aggregate deposits or aggregate redemptions exceed our threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We also currently provide a letter to Contract owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, we may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity. You should consult the Contract prospectus that accompanies this prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular portfolio.

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PORTFOLIO SERVICES

Selling Restrictions

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

Restriction	Situation

The portfolio may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.

A portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a portfolio to make cash payments as determined in the sole discretion of Equitable.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value	=	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price you pay for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.

•	A portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, portfolio securities are valued as follows:

•	Equity securities — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) — based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) — amortized cost (which approximates market value).

•	Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange will materially affect its value. In that case, fair value as determined by or under the direction of the board of trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•	Options — last sales price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

•	Other Securities — other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Trust’s board of trustees.

Events or circumstances affecting the values of portfolio securities that occur between the closing of the principal markets on which they trade and the time the net asset value of portfolio shares is determined may be reflected in the Trust’s calculation of net asset values for

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each applicable portfolio when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s board of trustees believes reflects fair value. This policy is intended to assure that each portfolio’s net asset value fairly reflects security values as of the time of pricing.

Dividends and Other Distributions

The portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. The Core Bond Portfolio normally pays dividends of net investment income monthly, and its net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the portfolios.

Tax Consequences

Each portfolio is treated as a separate entity, and intends to qualify to be treated as a regulated investment company, for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level. They pass through their income and gains to their shareholders by paying dividends. A portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and each portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio in question. Also, any portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

It is important for each portfolio to maintain its regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If a portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Manager and as the administrator for the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

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GLOSSARY OF TERMS

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions — Payments to a portfolio’s shareholders of profits earned from selling securities in that portfolio. Capital gain distributions are usually paid once a year.

Core investing — An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a portfolio on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield — The rate at which a portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

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DESCRIPTION OF BENCHMARKS

Each portfolio’s performance is compared to that of a broad-based securities market index.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

Russell 3000 Index

Composed of 3,000 large U.S. securities, as determined by total market capitalization. This index is capitalization weighted and represents approximately 98% of the investable U.S. equity market.

Russell 1000 Growth Index

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

Russell 1000 Value Index

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.

Standard & Poor’s 500 Index

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Russell 1000 Index

Contains 1,000 of the largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 2000 Index

Contains 2,000 of the smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.

Russell 2500 Growth Index

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

Russell 2500 Value Index

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Growth universe.

Russell 3000 Growth Index

Is an unmanaged index that measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Technology Index

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed technology companies by the Russell sector classification scheme. This sector includes securities in the following industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers. The index is market value weighted.

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DESCRIPTION OF BENCHMARKS

Russell 1000 Healthcare Index

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.

Morgan Stanley Capital International EAFE Index

Contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the EAFE index. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader EAFE index. EAFE index assumes dividends reinvested net of withholding taxes and do not reflect any fees and expenses.

Lehman Brothers Aggregate Bond Index

Covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, taxable municipal securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Brothers Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $200 million in par value outstanding, rated Baa3 or better by Moody’s, and rated BBB- or better by S&P (and if neither is available for CMBS, then Fitch is used) have a fixed coupon rate, and be U.S. dollar denominated.

Credit Suisse First Boston Global High Yield Index

Is an unmanaged trader priced index that mirrors the public high-yield debt market.

50

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Trust’s Class A and Class B shares. The financial information in the table below is for the fiscal periods ended December 31, 2002 and December 31, 2003. The information below has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2003 appears in the Trust’s Annual Report. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

AXA Premier VIP Large Cap Growth Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$6.90	$10.00	$6.88	$10.00

Income from investment operations:
Net investment loss	(0.01)	(0.01)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	2.14	(3.09)	2.14	(3.09)

Total from investment operations	2.13	(3.10)	2.11	(3.12)

Net asset value, end of year	$9.03	$6.90	$8.99	$6.88

Total return	30.87%	(31.00)%	30.67%	(31.20)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,168	$2,637	$253,326	$76,577
Ratio of expenses to average net assets after waivers	1.10%	1.10%	1.35%	1.35%
Ratio of expenses to average net assets after waivers and fees paid indirectly	1.07%	0.96%	1.32%	1.21%
Ratio of expenses to average net assets before waivers and fees paid indirectly	1.33%	1.84%	1.58%	2.09%
Ratio of net investment loss to average net assets after waivers	(0.32)%	(0.31)%	(0.57)%	(0.56)%
Ratio of net investment loss to average net assets after waivers and fees paid indirectly	(0.29)%	(0.17)%	(0.54)%	(0.42)%
Ratio of net investment loss to average net assets before waivers and fees paid indirectly	(0.55)%	(1.05)%	(0.80)%	(1.30)%
Portfolio turnover rate	30%	19%	30%	19%
Effect of expense limitation during the year:
Per share benefit to net investment loss	$0.01	$0.06	$0.01	$0.05

51

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Large Cap Core Equity Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$7.73	$10.00	$7.73	$10.00

Income from investment operations:
Net investment income	0.03	0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.17	(2.28)	2.16	(2.27)

Total from investment operations	2.20	(2.23)	2.17	(2.25)

Less distributions:
Dividends from net investment income	(0.04)	(0.04)	(0.01)	(0.02)

Net asset value, end of year	$9.89	$7.73	$9.89	$7.73

Total return	28.41%	(22.34)%	28.09%	(22.53)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,049	$2,305	$136,178	$48,689
Ratio of expenses to average net assets after waivers and reimbursements	1.10%	1.10%	1.35%	1.35%
Ratio of expenses to average net assets after waivers, reimbursements and fees paid indirectly	1.07%	1.04%	1.32%	1.29%
Ratio of expenses to average net assets before waivers, reimbursements and fees paid indirectly	1.42%	2.02%	1.67%	2.27%
Ratio of net investment income to average net assets after waivers and reimbursements	0.42%	0.49%	0.17%	0.24%
Ratio of net investment income to average net assets after waivers, reimbursements and fees paid indirectly	0.45%	0.55%	0.20%	0.30%
Ratio of net investment income (loss) to average net assets before waivers, reimbursements and fees paid indirectly	0.10%	(0.43)%	(0.15)%	(0.68)%
Portfolio turnover rate	45%	39%	45%	39%
Effect of expense limitation during the year:
Per share benefit to net investment income	$0.03	$0.08	$0.03	$0.08

52

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Large Cap Value Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$7.98	$10.00	$7.98	$10.00

Income from investment operations:
Net investment income	0.07	0.09	0.05	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.43	(2.05)	2.43	(2.05)

Total from investment operations	2.50	(1.96)	2.48	(1.98)

Less distributions:
Dividends from net investment income	(0.07)	(0.06)	(0.05)	(0.04)
Distributions from net realized gains	(0.13)	—	(0.13)	—

Total dividends and distributions	(0.20)	(0.06)	(0.18)	(0.04)

Net asset value, end of year	$10.28	$7.98	$10.28	$7.98

Total return	31.44%	(19.63)%	31.11%	(19.84)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,999	$2,345	$256,460	$86,036
Ratio of expenses to average net assets after waivers	1.10%	1.10%	1.35%	1.35%
Ratio of expenses to average net assets after waivers and fees paid indirectly	1.03%	0.92%	1.28%	1.17%
Ratio of expenses to average net assets before waivers and fees paid indirectly	1.33%	1.77%	1.58%	2.02%
Ratio of net investment income to average net assets after waivers	0.92%	0.90%	0.67%	0.65%
Ratio of net investment income to average net assets after waivers and fees paid indirectly	0.99%	1.08%	0.74%	0.83%
Ratio of net investment income (loss) to average net assets before waivers and fees paid indirectly	0.69%	0.23%	0.44%	(0.02)%
Portfolio turnover rate	135%	129%	135%	129%
Effect of expense limitation during the year:
Per share benefit to net investment income	$0.02	$0.06	$0.02	$0.06

53

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Small/Mid Cap Growth Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$6.30	$10.00	$6.28	$10.00

Income from investment operations:
Net investment loss	(0.02)	(0.06)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	2.58	(3.64)	2.58	(3.64)

Total from investment operations	2.56	(3.70)	2.53	(3.72)

Less distributions:
Distributions from net realized gains	(0.11)	—	(0.11)	—

Net asset value, end of year	$8.75	$6.30	$8.70	$6.28

Total return	40.60%	(37.00)%	40.25%	(37.20)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$242,059	$2,571	$334,622	$85,237
Ratio of expenses to average net assets after waivers	1.35%	1.35%	1.60%	1.60%
Ratio of expenses to average net assets after waivers and fees paid indirectly	1.21%	1.26%	1.46%	1.51%
Ratio of expenses to average net assets before waivers and fees paid indirectly	1.45%	2.06%	1.70%	2.31%
Ratio of net investment loss to average net assets after waivers	(0.96)%	(0.99)%	(1.21)%	(1.24)%
Ratio of net investment loss to average net assets after waivers and fees paid indirectly	(0.82)%	(0.90)%	(1.07)%	(1.15)%
Ratio of net investment loss to average net assets before waivers and fees paid indirectly	(1.06)%	(1.70)%	(1.31)%	(1.95)%
Portfolio turnover rate	119%	196%	119%	196%
Effect of expense limitation during the year:
Per share benefit to net investment income loss	$0.01	$0.05	$0.01	$0.05

54

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Small/Mid Cap Value Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$7.49	$10.00	$7.47	$10.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.06	(2.52)	3.05	(2.52)

Total from investment operations	3.07	(2.51)	3.04	(2.53)

Less distributions:
Distributions from realized gains	(0.06)	—	(0.06)	—

Net asset value, end of year	$10.50	$7.49	$10.45	$7.47

Total return	40.94%	(25.10)%	40.64%	(25.30)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$546,951	$2,981	$321,345	$93,565
Ratio of expenses to average net assets after waivers	1.35%	1.35%	1.60%	1.60%
Ratio of expenses to average net assets after waivers and fees paid indirectly	1.27%	1.21%	1.52%	1.46%
Ratio of expenses to average net assets before waivers and fees paid indirectly	1.41%	1.93%	1.66%	2.18%
Ratio of net investment income (loss) to average net assets after waivers	0.01%	0.03%	(0.24)%	(0.22)%
Ratio of net investment income (loss) to average net assets after waivers and fees paid indirectly	0.09%	0.17%	(0.16)%	(0.08)%
Ratio of net investment loss to average net assets before waivers and fees paid indirectly	(0.05)%	(0.55)%	(0.30)%	(0.80)%
Portfolio turnover rate	63%	88%	63%	88%
Effect of expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$0.05	$0.01	$0.05

55

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP International Equity Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$7.93	$10.00	$7.91	$10.00

Income from investment operations:
Net investment income	0.05	0.03	0.03	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.69	(2.10)	2.69	(2.10)

Total from investment operations	2.74	(2.07)	2.72	(2.09)

Less distributions:
Dividends from net investment income	(0.07)	—	(0.05)	—

Net asset value, end of year	$10.60	$7.93	$10.58	$7.91

Total return	34.64%	(20.70)%	34.39%	(20.90)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$16,003	$2,180	$166,915	$47,097
Ratio of expenses to average net assets after waivers and reimbursements	1.55%	1.55%	1.80%	1.80%
Ratio of expenses to average net assets after waivers, reimbursements and fees paid indirectly	1.48%	1.53%	1.73%	1.78%
Ratio of expenses to average net assets before waivers, reimbursements and fees paid indirectly	1.78%	2.72%	2.03%	2.97%
Ratio of net investment income to average net assets after waivers and reimbursements	0.45%	0.35%	0.20%	0.10%
Ratio of net investment income to average net assets after waivers, reimbursements and fees paid indirectly	0.52%	0.37%	0.27%	0.12%
Ratio of net investment income (loss) to average net assets before waivers, reimbursements and fees paid indirectly	0.22%	(0.82)%	(0.03)%	(1.07)%
Portfolio turnover rate	72%	22%	72%	22%
Effect of expense limitation during the year:
Per share benefit to net investment income	$0.02	$0.10	$0.02	$0.10

56

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Technology Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$5.76	$10.00	$5.74	$10.00

Income from investment operations:
Net investment loss	(0.05)	(0.08)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.38	(4.16)	3.36	(4.17)

Total from investment operations	3.33	(4.24)	3.30	(4.26)

Less distributions:
Distributions from net realized gains	(0.22)	—	(0.22)	—

Net asset value, end of year	$8.87	$5.76	$8.82	$5.74

Total return	58.24%	(42.50)%	57.64%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,303	$1,597	$113,251	$21,937
Ratio of expenses to average net assets after waivers and reimbursements	1.60%	1.60%	1.85%	1.85%
Ratio of expenses to average net assets after waivers, reimbursements and fees paid indirectly	1.45%	1.48%	1.70%	1.73%
Ratio of expenses to average net assets before waivers, reimbursements and fees paid indirectly	2.03%	3.52%	2.28%	3.77%
Ratio of net investment loss to average net assets after waivers and reimbursements	(1.35)%	(1.29)%	(1.60)%	(1.54)%
Ratio of net investment loss to average net assets after waivers, reimbursements and fees paid indirectly	(1.20)%	(1.17)%	(1.45)%	(1.42)%
Ratio of net investment loss to average net assets before waivers, reimbursements and fees paid indirectly	(1.78)%	(3.21)%	(2.03)%	(3.46)%
Portfolio turnover rate	169%	154%	169%	154%
Effect of expense limitation during the year:
Per share benefit to net investment loss	$0.02	$0.13	$0.02	$0.13

57

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Health Care Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003(a)	2002(a)	2003(a)	2002(a)
Net asset value, beginning of year	$8.02	$10.00	$8.01	$10.00

Income from investment operations:
Net investment loss	(0.06)	(0.06)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.35	(1.92)	2.33	(1.91)

Total from investment operations	2.29	(1.98)	2.25	(1.99)

Less distributions:
Distributions from net realized gains	(0.09)	—	(0.09)	—

Net asset value, end of year	$10.22	$8.02	$10.17	$8.01

Total return	28.59%	(19.80)%	28.12%	(19.90)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,376	$2,506	$167,416	$49,826
Ratio of expenses to average net assets after waivers	1.60%	1.60%	1.85%	1.85%
Ratio of expenses to average net assets after waivers and fees paid indirectly	1.59%	1.57%	1.84%	1.82%
Ratio of expenses to average net assets before waivers and fees paid indirectly	1.68%	2.34%	1.93%	2.59%
Ratio of net investment loss to average net assets after waivers	(0.69)%	(0.73)%	(0.94)%	(0.98)%
Ratio of net investment loss to average net assets after waivers and fees paid indirectly	(0.68)%	(0.70)%	(0.93)%	(0.95)%
Ratio of net investment loss to average net assets before waivers and fees paid indirectly	(0.77)%	(1.47)%	(1.02)%	(1.72)%
Portfolio turnover rate	108%	91%	108%	91%
Effect of expense limitation during the year:
Per share benefit to net investment loss	$0.01	$0.06	$0.01	$0.06

58

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Core Bond Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$10.37	$10.00	$10.37	$10.00
Income from investment operations:
Net investment income	0.24	0.34	0.20	0.31
Net realized and unrealized gain on investments and foreign currency transactions	0.18	0.48	0.19	0.49

Total from investment operations	0.42	0.82	0.39	0.80

Less distributions:
Dividends from net investment income	(0.25)	(0.32)	(0.23)	(0.30)
Distributions from realized gains	(0.12)	(0.13)	(0.12)	(0.13)

Total dividends and distributions	(0.37)	(0.45)	(0.35)	(0.43)

Net asset value, end of year	$10.42	$10.37	$10.41	$10.37

Total return	4.10%	8.42%	3.74%	8.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$431,203	$4,614	$666,007	$345,589
Ratio of expenses to average net assets after waivers	0.70%	0.70%	0.95%	0.95%
Ratio of expenses to average net assets after waivers and fees paid indirectly	0.70%	0.70%	0.95%	0.95%
Ratio of expenses to average net assets before waivers and fees paid indirectly	0.86%	1.01%	1.11%	1.26%
Ratio of net investment income to average net assets after waivers	2.23%	3.28%	1.98%	3.03%
Ratio of net investment income to average net assets after waivers and fees paid indirectly	2.23%	3.28%	1.98%	3.03%
Ratio of net investment income to average net assets before waivers and fees paid indirectly	2.07%	2.97%	1.82%	2.72%
Portfolio turnover rate	633%	536%	633%	536%
Effect of expense limitation during the year:
Per share benefit to net investment income	$0.02	$0.03	$0.02	$0.03

59

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Aggressive Equity Portfolio(b)(d)

	Class A						Class B
	Year Ended December 31,						Year Ended December 31,
	2003	2002	2001(a)	2000(a)		1999(a)	2003	2002	2001(a)	2000(a)		1999(a)
Net asset value, beginning of year	$16.29	$22.83	$30.61	$38.01		$34.15	$16.16	$22.72	$30.46	$37.83		$34.01

Income from investment operations:
Net investment income (loss)	(0.01)	(0.01)	0.11	0.12		0.12	(0.06)	(0.07)	0.03	0.06		0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.17	(6.53)	(7.76)	(5.00)		6.22	6.12	(6.49)	(7.70)	(4.99)		6.20

Total from investment operations	6.16	(6.54)	(7.65)	(4.88)		6.34	6.06	(6.56)	(7.67)	(4.93)		6.23

Less distributions:
Dividends from net investment income	—	— #	(0.10)	(0.13)		(0.12)	—	— #	(0.04)	(0.05)		(0.05)
Distributions from net realized gains	—	—	(0.03)	(2.39)		(2.36)	—	—	(0.03)	(2.39)		(2.36)

Total dividends and distributions	—	— #	(0.13)	(2.52)		(2.48)	—	— #	(0.07)	(2.44)		(2.41)

Net asset value, end of year	$22.45	$16.29	$22.83	$30.61		$38.01	$22.22	$16.16	$22.72	$30.46		$37.83

Total return	37.90%	(28.68)%	(24.99)%	(13.13)%		18.84%	37.50%	(28.86)%	(25.18)%	(13.35)%		18.55%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,141,844	$1,333,623	$2,179,759	$3,285,884		$4,368,877	$225,426	$146,909	$219,748	$267,858		$233,265
Ratio of expenses to average net assets before fees paid indirectly	0.77%	0.71%	0.69%	0.65	%(c)	0.56%	1.02%	0.96%	0.94%	0.90	%(c)	0.81%
Ratio of expenses to average net assets after fees paid indirectly	0.70%	0.66%	N/A	N/A		N/A	0.95%	0.91%	N/A	N/A		N/A
Ratio of net investment income (loss) to average net assets before fees paid indirectly	(0.16)%	(0.16)%	0.42%	0.35	%(c)	0.33%	(0.41)%	(0.41)%	0.12%	0.10	%(c)	0.07%
Ratio of net investment income (loss) to average net assets after fees paid indirectly	(0.09)%	(0.11)%	N/A	N/A		N/A	(0.34)%	(0.36)%	N/A	N/A		N/A
Portfolio turnover rate	119%	112%	195%	151%		87%	119%	112%	195%	151%		87%

60

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP High Yield Portfolio(b)(e)

	Class A					Class B
	Year Ended December 31,					Year Ended December 31,
	2003(a)	2002(a)	2001(a)	2000(a)	1999(a)	2003(a)	2002(a)	2001(a)	2000(a)	1999(a)
Net asset value, beginning of year	$4.82	$5.46	$6.00	$7.43	$8.71	$4.79	$5.43	$5.97	$7.40	$8.69

Income from investment operations:
Net investment income	0.42	0.48	0.63	0.76	0.90	0.40	0.47	0.58	0.74	0.87
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.69	(0.63)	(0.58)	(1.40)	(1.19)	0.68	(0.63)	(0.54)	(1.40)	(1.18)

Total from investment operations	1.11	(0.15)	0.05	(0.64)	(0.29)	1.08	(0.16)	0.04	(0.66)	(0.31)

Less distributions:
Dividends from net investment income	(0.30)	(0.49)	(0.59)	(0.79)	(0.96)	(0.28)	(0.48)	(0.58)	(0.77)	(0.95)
Distributions from net realized gains	—	—	—	—	(0.01)	—	—	—	—	(0.01)
Tax return of capital distributions	—	—	—	—	(0.02)	—	—	—	—	(0.02)

Total dividends and distributions	(0.30)	(0.49)	(0.59)	(0.79)	(0.99)	(0.28)	(0.48)	(0.58)	(0.77)	(0.98)

Net asset value, end of year	$5.63	$4.82	$5.46	$6.00	$7.43	$5.59	$4.79	$5.43	$5.97	$7.40

Total return	22.97%	(2.72)%	0.89%	(8.65)%	(3.35)%	22.54%	(2.96)%	0.66%	(8.90)%	(3.58)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$784,005	$234,361	$254,910	$263,012	$336,292	$823,114	$330,804	$285,484	$230,916	$230,290
Ratio of expenses to average net assets	0.75%	0.69%	0.67%	0.67%	0.63%	1.00%	0.94%	0.92%	0.92%	0.88%
Ratio of net investment income to average net assets	7.67%	9.21%	10.15%	10.54%	10.53%	7.42%	8.96%	9.97%	10.28%	10.25%
Portfolio turnover rate	66%	141%	88%	87%	178%	66%	141%	88%	87%	178%

61

FINANCIAL HIGHLIGHTS (cont’d)

#	Per share amount is less than $0.01.
(a)	Net investment income and capital changes are based on monthly average shares outstanding.
(b)	On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Aggressive Stock Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 1999 through August 14, 2003 is that of the predecessor EQ/ Aggressive Stock Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/ Aggressive Stock Portfolio from January 1, 2003 through August 14, 2003.
(e)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/High Yield Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 1999 through August 14, 2003 is that of the predecessor EQ/High Yield Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/High Yield Portfolio from January 1, 2003 through August 14, 2003.

62

If you would like more information about the portfolios, the following documents are available free upon request.

Annual and Semi-Annual Reports — Includes more information about the portfolios’ performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

To order a free copy of a portfolio’s SAI and/or Annual and Semi-Annual Report, contact your financial professional, or the portfolios at:

AXA Premier VIP Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 866-231-8585

Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

AXA Premier VIP Trust

AXA Premier VIP Large Cap Growth Portfolio

AXA Premier VIP Large Cap Core Equity Portfolio

AXA Premier VIP Large Cap Value Portfolio

AXA Premier VIP Small/Mid Cap Growth Portfolio

AXA Premier VIP Small/Mid Cap Value Portfolio

AXA Premier VIP International Equity Portfolio

AXA Premier VIP Technology Portfolio AXA Premier VIP Health Care Portfolio AXA Premier VIP Core Bond Portfolio AXA Premier VIP Aggressive Equity Portfolio AXA Premier VIP High Yield Portfolio

(Investment Company Act File No. 811-10509)

© 2004 AXA Premier VIP Trust

PROSPECTUS MAY 1, 2004

AXA PREMIER VIP TRUST

AXA Premier VIP Large Cap Growth Portfolio

AXA Premier VIP Large Cap Core Equity Portfolio

AXA Premier VIP Large Cap Value Portfolio

AXA Premier VIP Small/Mid Cap Growth Portfolio

AXA Premier VIP Small/Mid Cap Value Portfolio

AXA Premier VIP International Equity Portfolio

AXA Premier VIP Technology Portfolio

AXA Premier VIP Health Care Portfolio

AXA Premier VIP Core Bond Portfolio

AXA Premier VIP Aggressive Equity Portfolio

AXA Premier VIP High Yield Portfolio

The Securities and Exchange Commission has not approved any portfolio’s shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AXA Premier VIP Trust (“Trust”) is comprised of sixteen (16) distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes Class B shares of eleven (11) of the Trust’s portfolios. Each portfolio is a diversified portfolio, except AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio, which are non-diversified portfolios sometimes referred to as “sector portfolios.” Information on each portfolio, including investment objectives, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of a portfolio is not a fundamental policy and may be changed without a shareholder vote. Each portfolio has a policy to invest at least 80% of its net assets (plus borrowings for investment purposes) in the type of investment suggested by its name. These policies may not be changed without providing sixty (60) days’ written notice to shareholders of the relevant portfolio.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”) issued or to be issued by The Equitable Life Assurance Society of the United States* (“Equitable”) or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract. Not all of the portfolios may be available under your Contract or under your retirement plan. You should consult your Contract prospectus or retirement plan documents to see which portfolios are available.

The investment manager to each portfolio is Equitable. The day-to-day management of each portfolio is provided by one or more investment sub-advisers. Information regarding Equitable and the sub-advisers is included under “Management Team” in this prospectus. Equitable may allocate a portfolio’s assets to additional sub-advisers subject to approval of the Trust’s board of trustees. In addition, Equitable may, subject to the approval of the Trust’s board of trustees, appoint, dismiss and replace sub-advisers and amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an “affiliated person” of Equitable (as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (“1940 Act”)) (“Affiliated Adviser”), such as Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected portfolio’s shareholders.

The co-distributors for each portfolio are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in a portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these portfolios, be sure to read all risk disclosures carefully before investing.

*	Effective on or about September 7, 2004, subject to regulatory approval, the name “The Equitable Life Assurance Society of the United States” is anticipated to be changed to “AXA Equitable Life Insurance Company.” When the name change becomes effective, all references in any current prospectus or prospectus supplement to “The Equitable Life Assurance Society of the United States,” “Equitable Life,” or “Equitable” will become references to “AXA Equitable Life Insurance Company.”

Table of

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

Manager:	Equitable

Sub-advisers:	Alliance Capital Management L.P. RCM Capital Management LLC TCW Investment Management Company

Key Terms

•	Growth Investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

•	Large Cap Companies — Companies with market capitalization in excess of $5 billion.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-advisers focus on identifying companies expected to grow at a faster rate than the U.S. economy. This process involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, including to seek more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Investment Style Risk — The sub-advisers primarily use a particular style or set of styles – in this case “growth” styles – to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class B shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

13.40% (2003 2nd Quarter)	–19.07% (2002 2nd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class B shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Large Cap Growth Portfolio	30.67%	–5.18%

Russell 1000 Growth Index*	29.75%	–3.27%

*	For more information on this index, see the following section “Description of Benchmarks.”

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

Manager:	Equitable

Sub-advisers:	Alliance Capital Management L.P. (Bernstein Unit)
Janus Capital Management LLC
Thornburg Investment Management, Inc.

Key Terms

•	Core Investing — An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

•	Large Cap Companies — Companies with market capitalization in excess of $5 billion.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

Each sub-adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. Among other things, these processes involve researching and evaluating individual companies for potential investment. Each sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class B shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

16.01% (2003 2nd Quarter)	–15.50% (2002 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class B shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Large Cap Core Equity Portfolio	28.09%	–0.38%

Standard & Poor’s 500 Index*	28.68%	0.12%

*	For more information on this index, see the following section “Description of Benchmarks.”

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

Manager:	Equitable

Sub-advisers:	Alliance Capital Management L.P.
Institutional Capital Corporation
MFS Investment Management

Key Terms

•	Value Investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

•	Large Cap Companies — Companies with market capitalization in excess of $5 billion.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-advisers focus primarily on stocks that are currently under-priced using certain financial measurements, including the stock’s price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment. This approach often leads the portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Investment Style Risk — The sub-advisers primarily use a particular style or set of styles – in this case “value” styles – to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class B shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

15.27% 2003 2nd Quarter	–17.12% 2002 3rd Quarter

The table below shows how the average annual total returns for the portfolio’s Class B shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Large Cap Value Portfolio	31.11%	2.52%

Russell 1000 Value Index*	30.03%	4.81%

*	For more information on this index, see the following section “Description of Benchmarks.”

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

Manager:	Equitable

Sub-advisers:	Alliance Capital Management L.P.
Franklin Advisers, Inc.
Provident Investment Counsel, Inc.

Key Terms

•	Growth Investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

•	Small/Mid Cap Companies — Companies with market capitalization within the range of companies in the Russell 2000 Index and Russell Midcap Index.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment. Mid-capitalization companies are companies with market capitalization within the range of companies in the Russell Midcap Index at the time of investment. The market capitalization of companies included in these indices currently ranges from approximately $22 million to $18.5 billion.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-advisers will utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle. In choosing investments, sub-advisers utilize a process that involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Investment Style Risk — The sub-advisers primarily use a particular style or set of styles – in this case “growth” styles – to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Small- and Mid-Capitalization Risk — Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class B shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

20.36% (2003 2nd Quarter)	–21.61% (2002 2nd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class B shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Small/Mid Cap Growth Portfolio	40.25%	–6.15%

Russell 2500 Growth Index*	46.31%	1.86%

*	For more information on this index, see the following section “Description of Benchmarks.”

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

Manager:	Equitable

Sub-advisers:	AXA Rosenberg Investment Management LLC
TCW Investment Management Company
Wellington Management Company, LLP

Key Terms

•	Value Investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

•	Small/Mid Cap Companies — Companies with market capitalization within the range of companies in the Russell 2000 Index and Russell MidCap Index.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment. Mid-capitalization companies are companies with market capitalization within the range of companies in the Russell Midcap Index at the time of investment. The market capitalization of companies included in these indices currently ranges from approximately $22 million to $18.5 billion.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-advisers will utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment by the portfolio. This approach will often lead the portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Investment Style Risk — The sub-advisers primarily use a particular style or set of styles – in this case “value” styles – to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Small- and Mid-Capitalization Risk — Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class B shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

19.67% (2003 2nd Quarter)	–20.14% (2002 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class B shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Small/Mid Cap Value Portfolio	40.64%	2.50%

Russell 2500 Value Index*	44.93%	14.29%

*	For more information on this index, see the following section “Description of Benchmarks.”

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

Manager:	Equitable

Sub-advisers:	Alliance Capital Management L.P. (Bernstein Unit)
Bank of Ireland Asset Management (U.S.) Limited
Marsico Capital Management, LLC

Key Term

•	International Investing — Focuses primarily on companies organized or headquartered outside the U.S.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.). Foreign securities include securities issued by companies in countries with either developed or developing economies. The portfolio does not limit its investment to issuers within a specific market capitalization range.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

Each of the sub-advisers utilizes an approach that concentrates its efforts on identifying foreign companies with good prospects for future growth. Other factors, such as country and regional factors, are considered by the sub-advisers. While the sub-advisers believe that the identification, research and selection of individual stocks is of great importance to the portfolio’s success, regional issues or political and economic considerations also play a role in the overall success of the portfolio. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in U.S. securities, cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these cash instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Foreign Investing and Emerging Markets Risks — The value of the portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class B shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

23.09% (2003 2nd Quarter)	–22.16% (2002 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class B shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP International Equity Portfolio	34.39%	3.10%

Morgan Stanley Capital International EAFE Index*	38.59%	7.93%

*	For more information on this index, see the following section “Description of Benchmarks.”

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

Manager:	Equitable

Sub-advisers:	Firsthand Capital Management, Inc.
RCM Capital Management LLC
Wellington Management Company, LLP

Key Term

•	Sector Portfolio — A portfolio that invests in only a subset of the overall equity market, in this case the Technology Sector.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the computer, electronic, hardware and components, communication, software, e-commerce, information service, biotechnology, chemical products and synthetic materials, and defense and aerospace industries. The portfolio does not limit its investment to issuers with a specific market capitalization range. While the portfolio can invest in securities of U.S. and foreign companies, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock. The portfolio is non-diversified, which means that it may invest in a limited number of issuers.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-advisers select securities based upon fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management’s abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Technology Sector Risk — The value of the portfolio’s shares is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Non-Diversification Risk — As a non-diversified mutual fund, more of the portfolio’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the portfolio’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

•	Sector Concentration Risk — Since the portfolio invests primarily in a particular sector, it could experience greater volatility than stock funds investing in a broader range of industries.

•	Small- and Mid-Capitalization Risk — Many companies in the technology sector have relatively small market capitalization. Risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

•	Foreign Investing Risk — The value of the portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class B shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

26.92% (2003 2nd Quarter)	–27.05% (2002 2nd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class B shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Technology Portfolio	57.64%	–4.88%

Russell 1000 Technology Index*#	48.88%	–4.32%

Russell 1000 Index*	29.89%	0.88%

#	We believe that this index reflects more closely the market sectors in which the portfolio invests.
*	For more information on this index, see the following section “Description of Benchmarks.”

AXA PREMIER VIP HEALTH CARE PORTFOLIO

Manager:	Equitable

Sub-advisers:	A I M Capital Management, Inc.
RCM Capital Management LLC
Wellington Management Company, LLP

Key Term

•	Sector Portfolio — A portfolio that invests in only a subset of the overall equity market, in this case the Health Care Sector.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies primarily engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences (collectively termed “health sciences”). While the portfolio can invest in securities of U.S. and foreign companies of any size, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

The health sciences sector consists of four main areas:

pharmaceutical, health care services companies, product and device providers and biotechnology firms. The portfolio’s allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock. The portfolio is non-diversified, which means that it may invest in a limited number of issuers.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The sub-advisers select securities through fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management’s abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Health Care Sector Risk — The value of the portfolio’s shares is particularly vulnerable to factors affecting the health care sector, such as substantial government regulation. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Non-Diversification Risk — As a non-diversified mutual fund, more of the portfolio’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the portfolio’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

•	Sector Concentration Risk — Since the portfolio invests primarily in a particular sector, it could experience greater volatility than stock funds investing in a broader range of industries.

•	Foreign Investing Risk — The value of the portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

•	Small- and Mid-Capitalization Risk — Many companies in the health care sector have relatively small market capitalization. Risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class B shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

18.42% (2003 2nd Quarter)	–13.46% (2002 2nd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class B shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Health Care Portfolio	28.12%	1.31%

Russell 1000 Healthcare Index*#	17.68%	–2.91%

Russell 1000 Index*	29.89%	0.88%

#	We believe that this index reflects more closely the market sectors in which the portfolio invests.
*	For more information on this index, see the following section “Description of Benchmarks.”

AXA PREMIER VIP CORE BOND PORTFOLIO

Manager:	Equitable

Sub-advisers:	BlackRock Advisors, Inc.
Pacific Investment Management Company LLC

Key Term

•	Investment Grade Bonds — Bonds rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s.

Investment Goal

To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. For purposes of this investment policy, a debt security is considered a “bond.” Debt securities represent an issuer’s obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities. The portfolio focuses on U.S. government and corporate debt securities and mortgage- and asset-backed securities.

The portfolio may also invest in securities rated below investment grade (i.e., Ba or lower by Moody’s Investors Service, Inc. or BB or lower by Standard & Poor’s Ratings Service) or, if unrated, determined by the sub-adviser to be of comparable quality (“junk bonds”). The portfolio may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. The portfolio will normally hedge most of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to two or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers subject to the approval of the Trust’s board of trustees.

The portfolio’s sub-advisers evaluate several sectors of the bond market and individual securities within these sectors. The sub-advisers select bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, corporate bonds and bonds of foreign issuers. Securities are purchased for the portfolio when the sub-advisers determine that they have the potential for above-average total return.

The portfolio may purchase bonds of any maturity, but generally the portfolio’s overall effective duration will be of an intermediate-term nature (similar to that of five- to seven-year U.S. Treasury notes) and have a comparable duration to that of the Lehman Brothers Aggregate Bond Index. Effective duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

The portfolio’s sub-advisers may, when consistent with the portfolio’s investment objective, use derivative securities. Derivative securities include futures and options contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes, swaps (including long and short credit default swaps) and indexed securities. The portfolio will typically use derivatives as a substitute for taking a position in the underlying asset and/or in an attempt to reduce risk to the portfolio as a whole (hedge), but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The portfolio may also enter into interest rate transactions as a hedging technique. In these transactions, the portfolio exchanges its right to pay or receive interest with another party for their right to pay or receive interest.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Credit/Default Risk — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Securities rated below investment grade may involve a substantial risk of default. For more information see “Credit Quality Risk” in “More About Investment Strategies and Risks.”

•	Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Foreign Investing Risk — The value of the portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Liquidity Risk — The risk that certain securities may be difficult to sell at the time and the price that the seller would like. This may result in a loss or may be costly to the portfolio.

•	Lower-Rated Securities Risk — Bonds rated below investment grade (i.e., BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. For more information, see “Lower-Rated Securities Risk” in “More About Investment Strategies & Risks.”

•	Mortgage-Backed and Asset-Backed Securities Risk — The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility.

•	Derivatives Risk — The portfolio’s investments in derivatives may rise or fall more rapidly than other investments. For more information, see “Derivatives Risk” in “More About Investment Strategies & Risks.”

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total returns for the portfolio’s Class B shares for each of the last two calendar years of operations. The inception date for the portfolio is December 31, 2001.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

3.36% (2002 3rd Quarter)	–0.21% (2003 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class B shares for the one-year and since-inception periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Since Inception

AXA Premier VIP Core Bond Portfolio	3.74%	5.95%

Lehman Brothers Aggregate Bond Index*	4.10%	7.14%

*	For more information on this index, see the following section “Description of Benchmarks.”

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

Manager:	Equitable

Sub-advisers:	Alliance Capital Management L.P. Marsico Capital Management, LLC MFS Investment Management Provident Investment Counsel, Inc.

Key Term

•	Equity — Equity securities include common stocks and other equity-type securities such as preferred stocks, warrants and securities convertible into common stock.

Investment Goal

Long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The portfolio invests primarily in securities of large capitalization growth companies, although the sub-advisers may invest, to a certain extent, in equity securities of small- and mid-capitalization growth companies as well. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment and small/mid capitalization companies are companies with lower (but generally at least $100 million) market capitalization at the time of investment. Each sub-adviser places an emphasis on identifying securities of companies whose above-average prospective earnings growth is not fully reflected, in the view of the sub-adviser, in current market valuations.

The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock. The portfolio may also invest in companies in cyclical industries, emerging growth companies, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand), companies whose growth prospects are not recognized by the market and less widely known companies. For purposes of this portfolio, emerging growth companies are those that a sub-adviser believes are early in their life cycle but have the potential to become major enterprises and those whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

The portfolio may invest up to 25% of its total assets in securities of foreign companies and may also make use of various other investment strategies (e.g., investments in debt securities, making secured loans of its portfolio securities). The portfolio may also use derivatives, including writing covered call options and purchasing call and put options on individual equity securities, securities indexes and foreign currencies. The portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to three or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers, subject to the approval of the Trust’s board of trustees.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Derivatives Risk — The portfolio’s investments in derivatives may rise or fall more rapidly than other investments. For more information, see “Derivatives Risk” in “More About Investment Strategies & Risks.”

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds.

•	Foreign Investing and Emerging Markets Risks — The value of the portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Investment Style Risk — The sub-advisers primarily use a particular style or set of styles – in this case “growth” styles – to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price. Growth companies tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Liquidity Risk — The risk that certain securities may be difficult to sell at the time and the price that the seller would like. This may result in a loss or may be costly to the portfolio.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

•	Small- and Mid-Capitalization Risk — Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The portfolio’s performance shown below is principally the performance of its predecessor registered investment company. On August 15, 2003, the portfolio merged with EQ/Aggressive Stock Portfolio, a series of EQ Advisors Trust, which is a separate trust managed by Equitable, and assumed its operating history and performance record, which, in turn, assumed the operating history and performance record of its predecessor, HRT Alliance Aggressive Stock Portfolio, which transferred its assets to the EQ/Aggressive Stock Portfolio on October 19, 1999. The performance included in the bar chart and table below for the periods commencing on or after October 19, 1999 is that of EQ/Aggressive Stock Portfolio and the performance shown for periods prior to that date is that of HRT Alliance Aggressive Stock Portfolio, whose inception date is January 27, 1986. The performance results of these portfolios have been linked for purposes of this presentation.

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance. This may be particularly true for this portfolio because the portfolio’s predecessor was advised by one investment sub-adviser until May 1, 2000. After that date, the predecessor portfolio employed multiple investment sub-advisers.

The following bar chart illustrates the annual total returns for the portfolio’s Class B shares for each of the last ten calendar years of operations.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

25.99% (1998 4th Quarter)	–27.23% (1998 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class B shares for the one-year, five-year and ten-year periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns*

	One Year	Five Years	Ten Years

AXA Premier VIP Aggressive Equity Portfolio	37.50%	–5.54%	2.56%

Russell 3000 Growth Index**	30.97%	–4.69%	8.81%

*	For periods prior to the inception of Class IB shares of the predecessor portfolio (October 2, 1996), performance information shown is the performance of Class IA shares of that portfolio adjusted to reflect the 12b-1 fees paid by Class IB shares.
**	For more information on this index, see “Description of Benchmarks.”

AXA PREMIER VIP HIGH YIELD PORTFOLIO

Manager:	Equitable

Sub-adviser:	Alliance Capital Management L.P. Pacific Investment Management Company LLC

Key Term

•	Below Investment Grade Bonds — Bonds rated BB or lower by ratings agencies and pay a higher yield to compensate for its greater risk.

Investment Goal

High total return through a combination of current income and capital appreciation.

Principal Investment Strategies

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds that are rated below investment grade (so called “junk bonds”), which generally involve greater volatility of price and risk of principal and income than high quality fixed income securities. For purposes of this investment policy, a debt security is considered a “bond.” Debt securities represent an issuer’s obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities. Junk bonds generally have a higher current yield but are rated Ba or lower by Moody’s or BB or lower by S&P or, if unrated, are of comparable quality.

The portfolio’s sub-advisers evaluate several sectors of the bond market and individual securities within these sectors. The sub-advisers select bonds from several sectors including: commercial and residential mortgage-backed securities, asset-backed securities, corporate bonds and bonds of foreign issuers. The portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Substantially all of the portfolio’s investments will be income producing.

The portfolio’s sub-advisers may, when consistent with the portfolio’s investment objective, use derivative securities. Derivative securities include futures and options contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes, swaps (including long and short credit default swaps and interest rate swaps) and indexed securities. The portfolio will typically use derivatives as a substitute for taking a position in the underlying asset and/or in an attempt to reduce risk to the portfolio as a whole (hedge), but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The portfolio may also invest in participations and assignments of loans originally made by institutional lenders or lending syndicates. The portfolio’s sub-adviser’s may also make use of various other investment strategies, including investments in common stocks and other equity-type securities (such as convertible debt securities) and secured loans of its portfolio securities in order to enhance its current return and to reduce fluctuations in net asset value.

In the event that any securities held by the portfolio fall below those ratings, the portfolio will not be obligated to dispose of such securities and may continue to hold such securities if the sub-adviser believes that such investments are considered appropriate under the circumstances.

The portfolio may also invest in fixed income securities that are providing high current yields because of risks other than credit, such as prepayment risks, in the case of mortgage-backed securities, or currency risks, in the case of non-U.S. dollar denominated foreign securities.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio’s assets. It is anticipated that Equitable will allocate the portfolio’s assets to two or more sub-advisers. Equitable monitors the sub-advisers and may dismiss, replace or add sub-advisers, subject to the approval of the Trust’s board of trustees.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment goal.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Credit/Default Risk — The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Securities rated below investment grade may involve a substantial risk of default. For more information, see “Credit Quality Risk” in “More About Investment Strategies and Risks.”

•	Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Derivatives Risk — A portfolio’s investment in derivatives may rise or fall more rapidly than other investments. For more information, see “Derivatives Risk” in “More About Investment Strategies & Risks.”

•	Foreign Investing and Emerging Markets Risk — The value of the portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The portfolio could lose all of its investment in a company’s securities.

•	Liquidity Risk — The risk that certain securities may be difficult to sell at the time and the price that the seller would like. This may result in a loss or may be more costly to the portfolio.

•	Lower-Rated Securities Risk— Bonds rated below investment grade (i.e., BB by S&P or Ba by Moody’s) are speculative in nature, may involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. For more information, see “Lower-Rated Securities Risk” in “More About Investment Strategies & Risks.”

•	Loan Participation Risk — The portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the portfolio could be held liable as a co-lender.

•	Mortgage-Backed and Asset-Backed Securities Risk — The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility.

•	Portfolio Management Risk — The risk that the strategies used by a portfolio’s sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The portfolio’s performance shown below is principally the performance of its predecessor registered investment company. On August 15, 2003, the portfolio merged with EQ/High Yield Portfolio, a series of EQ Advisors Trust, which is a separate trust managed by Equitable, and assumed its operating history and performance record, which, in turn, assumed the operating history and performance record of its predecessor, HRT Alliance High Yield Portfolio, which transferred its assets to the EQ/High Yield Portfolio on October 19, 1999. The performance included in the bar chart and table below for the periods commencing on or after October 19, 1999 is that of EQ/High Yield Portfolio and the performance shown for periods prior to that date is that of HRT Alliance High Yield Portfolio, whose inception date is January 2, 1987. The performance results of these portfolios have been linked for purposes of this presentation.

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance. This may be particularly true for this portfolio because the portfolio’s predecessor was advised by one investment sub-adviser until July 15, 2002. After that date, the predecessor portfolio employed multiple investment sub-advisers.

The following bar chart illustrates the annual total returns for the portfolio’s Class B shares for each of the last ten calendar years of operations.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

8.02% (1997 2nd Quarter)	–11.09% (1998 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class B shares for the one-year, five-year and ten-year periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns*

	One Year	Five Years	Ten Years

AXA Premier VIP High Yield Portfolio	22.54%	0.99%	5.29%

Credit Suisse First Boston Global High Yield Index**	27.94%	6.44%	7.30%

*	For periods prior to the inception of Class IB shares of the predecessor portfolio (October 2, 1996), performance information shown is the performance of the Class IA shares of that portfolio adjusted to reflect the 12b-1 fees paid by Class IB shares.
**	For more information on this index, see “Description of Benchmarks.”

PORTFOLIO FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Class B shares of the portfolio. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses. There are no fees or charges to buy or sell shares of the portfolio, reinvest dividends or exchange into other portfolios.

Annual Portfolio Operating Expenses

(expenses that are deducted from portfolio assets, as a percentage of average daily net assets)

	AXA Premier VIP Large Cap Growth Portfolio	AXA Premier VIP Large Cap Core Equity Portfolio

Management fee	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.43%	0.52%

Total operating expenses	1.58%	1.67%
(Waiver) expense reimbursement*	(0.23)%	(0.32)%

Net operating expenses**	1.35%	1.35%

	AXA Premier VIP Large Cap Value Portfolio	AXA Premier VIP Small/Mid Cap Growth Portfolio

Management fee	0.90%	1.10%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.43%	0.35%

Total operating expenses	1.58%	1.70%
(Waiver) expense reimbursement*	(0.23)%	(0.10)%

Net operating expenses**	1.35%	1.60%

	AXA Premier VIP Small/Mid Cap Value Portfolio	AXA Premier VIP International Equity Portfolio

Management fee	1.10%	1.05%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.31%	0.73%

Total operating expenses	1.66%	2.03%
(Waiver) expense reimbursement*	(0.06)%	(0.23)%

Net operating expenses**	1.60%	1.80%

	AXA Premier VIP Technology Portfolio	AXA Premier VIP Health Care Portfolio

Management fee	1.20%	1.20%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.83%	0.48%

Total operating expenses	2.28%	1.93%
(Waiver) expense reimbursement*	(0.43)%	(0.08)%

Net operating expenses**	1.85%	1.85%

	AXA Premier VIP Core Bond Portfolio

Management fee	0.60%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.26%

Total operating expenses	1.11%
(Waiver) expense reimbursement*	(0.16)%

Net operating expenses**	0.95%

	AXA Premier VIP Aggressive Equity Portfolio	AXA Premier VIP High Yield Portfolio

Management fee	0.62%	0.59%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.15%	0.16%

Total operating expenses	1.02%	1.00%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the portfolio until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after April 30, 2005. For more information on the Expense Limitation Agreement, see “Management Team—The Manager and the Sub-advisers—Expense Limitation Agreement”.
**	A portion of the brokerage commissions that the portfolio pays is used to reduce the portfolio’s expenses. Including this reduction, the Net Operating Expenses for each of the portfolios (other than Core Bond Portfolio and High Yield Portfolio) for the fiscal year ended December 31, 2003 was 1.32% for Large Cap Growth Portfolio, 1.32% for Large Cap Core Equity Portfolio, 1.28% for Large Cap Value Portfolio, 1.46% for Small/Mid Cap Growth Portfolio, 1.52% for Small/Mid Cap Value Portfolio, 1.73% for International Equity Portfolio, 1.70% for Technology Portfolio, 1.84% for Health Care Portfolio and 0.95% for Aggressive Equity Portfolio.

PORTFOLIO FEES & EXPENSES (cont’d)

Example

This Example is intended to help you compare the direct and indirect cost of investing in each portfolio with the cost of investing in other investment options.

The Example assumes that:

•	You invest $10,000 in the portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The portfolio’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This Example should not be considered a representation of past or future expenses of the portfolios. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	AXA Premier VIP Large Cap Growth Portfolio	AXA Premier VIP Large Cap Core Equity Portfolio

1 year	$137	$137
3 years	$475	$494
5 years	$837	$875
10 years	$1,855	$1,944

	AXA Premier VIP Large Cap Value Portfolio	AXA Premier VIP Small/Mid Cap Growth Portfolio

1 year	$137	$163
3 years	$475	$526
5 years	$837	$913
10 years	$1,855	$1,998

	AXA Premier VIP Small/Mid Cap Value Portfolio	AXA Premier VIP International Equity Portfolio

1 year	$163	$183
3 years	$517	$613
5 years	$896	$1,070
10 years	$1,959	$2,335

	AXA Premier VIP Technology Portfolio	AXA Premier VIP Health Care Portfolio

1 year	$188	$188
3 years	$669	$598
5 years	$1,177	$1,034
10 years	$2,572	$2,246

	AXA Premier VIP Core Bond Portfolio	AXA Premier VIP Aggressive Equity Portfolio

1 year	$97	$104
3 years	$337	$325
5 years	$595	$563
10 years	$1,335	$1,248

	AXA Premier VIP High Yield Portfolio

1 year	$102
3 years	$318
5 years	$552
10 years	$1,225

MORE ABOUT INVESTMENT STRATEGIES & RISKS

Additional Risks

The portfolios have principal investment strategies that come with inherent risks. Each portfolio’s principal risks are described in its principal risks section. The following is a list of additional risks to which each portfolio may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated, each risk applies to all the portfolios.

Currency Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivatives Risk.  A portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Foreign Investing and Emerging Markets Risks.  The value of a portfolio’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

Information Risk.  The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk.  When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities.

Leverage Risk.  The risk associated with securities or practices (e.g. borrowing) that multiply small price movements into large changes in value.

Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

This may result in a loss or may be costly to a portfolio.

Credit Quality Risk.  It is possible that the issuer of a security will not be able to make interest and principal payments when due. Lower rated bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s creditworthiness. In addition, issuers of lower rated bonds may be more susceptible than other issuers to economic downturns. Lower rated bonds are especially subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the price of the bond. Only the Health Care Portfolio, Technology Portfolio, Core Bond Portfolio and High Yield Portfolio currently are permitted to invest more than 5% of their assets in lower rated bonds.

Lower-Rated Securities Risk.  Bonds rated below investment grade (i.e., BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the portfolio’s net asset value. A portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

Market Risk.  The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company’s financial condition as well as overall market and economic conditions.

Multiple Sub-Adviser Risk.  Each of the portfolios employs multiple sub-advisers. Each sub-adviser independently chooses and maintains a portfolio of securities for the portfolio and each is responsible for investing a specific allocated portion of the portfolio’s assets. Because each sub-adviser will be managing its allocated portion of the portfolio independently from the other sub-adviser(s), the same security may be held in different portions of a portfolio, or may be acquired for one portion of a portfolio at a time

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other sub-adviser(s) believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the portfolio. Because each sub-adviser directs the trading for its own portion of the portfolio, and does not aggregate its transactions with those of the other sub-advisers, the portfolio may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire portfolio.

Opportunity Risk.  The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Political Risk.  The risk of losses directly attributable to government or political actions.

Portfolio Turnover Risk.  High portfolio turnover may result in increased transaction costs to a portfolio, which would reduce investment returns. The Large Cap Value Portfolio, Small/MidCap Growth Portfolio, Technology Portfolio, Health Care Portfolio, Core Bond Portfolio and Aggressive Equity Portfolio historically have had a high portfolio turnover.

Special Situations Risk.  The Large Cap Core Equity Portfolio and International Equity Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce the expected gains or produce a loss for the portfolio.

Unseasoned Companies Risk.  The Small/Mid Cap Growth Portfolio, International Equity Portfolio, Technology Portfolio and Health Care Portfolio can invest in small unseasoned companies. These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Valuation Risk.  The risk that a portfolio has valued certain securities at a higher price than it can sell them for.

Securities Lending Risk.  For purposes of realizing additional income, each portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.

Additional Investment Strategies

The following is a list of additional investment strategies. Unless otherwise indicated, each investment strategy applies to all the portfolios. For further information about investment strategies, see the portfolios’ Statement of Additional Information (“SAI”).

Derivatives.  The portfolios can use “derivative” instruments to seek enhanced returns or to try to hedge investment risks, although it is not anticipated that they will do so to a significant degree. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of “derivatives.”

Foreign Investing.  The portfolios may invest in foreign securities, including depositary receipts of foreign based companies, including companies based in developing countries.

Portfolio Turnover.  The portfolios do not restrict the frequency of trading. The portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

MANAGEMENT TEAM

The Manager and the Sub-advisers

The Manager

Equitable, through its AXA Funds Management Group unit, 1290 Avenue of the Americas, New York, New York 10104, serves as the manager of each portfolio. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, Equitable has a variety of responsibilities for the general management and administration of the Trust and the portfolios, including the selection of sub-advisers. Equitable plays an active role in monitoring each portfolio and sub-adviser and uses systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. Equitable also monitors each sub-adviser’s portfolio management team to ensure that investment activities remain consistent with the portfolios’ investment style and objectives.

Beyond performance analysis, Equitable monitors significant changes that may impact the sub-adviser’s overall business. Equitable monitors continuity in the sub-adviser’s operations and changes in investment personnel and senior management. Equitable also performs annual due diligence reviews with each sub-adviser.

In its capacity as manager, Equitable obtains detailed, comprehensive information concerning portfolio and sub-adviser performance and portfolio operations that is used to supervise and monitor the sub-advisers and the portfolio operations. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which portfolio performance is measured.

Equitable selects sub-advisers from a pool of candidates, including its affiliates, to manage the portfolios. Equitable may add to, dismiss or substitute for the sub-advisers responsible for managing a portfolio’s assets subject to the approval of the Trust’s board of trustees. Equitable also has discretion to allocate each portfolio’s assets among the portfolio’s sub-advisers. Equitable recommends sub-advisers for each portfolio to the board of trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser’s skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the portfolios are not associated with any one portfolio manager, and benefit from specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and Equitable does not expect to recommend frequent changes of sub-advisers. Equitable has received an exemptive order from the SEC to permit it and the board of trustees to select and replace a portfolio’s sub-advisers and to amend the sub-advisory agreements between Equitable and the sub-advisers without obtaining shareholder approval. Accordingly, Equitable is able, subject to the approval of the board of trustees, to appoint and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval. When a new sub-adviser is retained for a portfolio, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an Affiliated Adviser unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected portfolio’s shareholders. Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, two of the current sub-advisers, are affiliates of Equitable.

The Sub-advisers

Each portfolio’s investments are selected by two or more sub-advisers, which act independently of one another. The following describes each portfolio’s sub-advisers, portfolio manager(s) and each portfolio manager’s business experience.

A I M Capital Management, Inc. (“AIM”) serves as a Sub-adviser to AXA Premier VIP Health Care Portfolio. AIM is an indirect wholly owned subsidiary of AIM Management Group Inc. (“AIM Management”). AIM Management is a wholly owned subsidiary of AMVESCAP PLC, one of the world’s largest investment services companies. As of December 31, 2003, AIM Management had approximately $149 billion in assets under management.

Alliance Capital Management L.P. (“Alliance Capital”) serves as a Sub-adviser to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Large Cap Value Portfolio, AXA Premier VIP Small/Mid Cap Growth Portfolio, AXA Premier VIP Aggressive Equity Portfolio and AXA Premier VIP High Yield Portfolio. In addition, Alliance Capital, through its Bernstein Investment Research and Management unit (“Bernstein Unit”), serves as a Sub-Adviser to AXA Premier VIP Large Cap Core Equity Portfolio and AXA Premier VIP International Equity Portfolio. Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2003, Alliance Capital had approximately $475 billion in assets under management.

AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) serves as a Sub-adviser to AXA Premier VIP Small/Mid Cap Value Portfolio. AXA Rosenberg is a wholly owned subsidiary of AXA Rosenberg Group LLC (“AXA Rosenberg Group”). AXA Investment Managers S. A., a French société anonyme and investment arm of AXA, a French insurance holding company that includes Equitable among its subsidiaries, holds a majority interest in AXA Rosenberg Group. As of December 31, 2003, AXA Rosenberg Group had approximately $38.8 billion in assets under management.

Bank of Ireland Asset Management (U.S.) Limited (“BIAM (U.S.)”) serves as a Sub-adviser to AXA Premier VIP International Equity

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Portfolio. BIAM (U.S.) is a wholly owned subsidiary of Bank of Ireland Group, a publicly traded financial services provider located in Ireland. As of December 31, 2003, BIAM (U.S.) had approximately $27.7 billion in assets under management.

BlackRock Advisors, Inc. (“BAI”) serves as a Sub-adviser to AXA Premier VIP Core Bond Portfolio. BAI is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a majority owned indirect subsidiary of The PNC Financial Services Group, Inc., a publicly traded diversified financial services company. As of December 31, 2003, BAI had approximately $309.4 billion in assets under management.

Firsthand Capital Management, Inc. (“Firsthand”) serves as a Sub-adviser to AXA Premier VIP Technology Portfolio. Kevin M. Landis is the controlling shareholder of Firsthand. As of December 31, 2003, Firsthand had approximately $1.4 billion in assets under management.

Franklin Advisers, Inc. (“Franklin”) serves as a Sub-adviser to AXA Premier VIP Small/Mid Cap Growth Portfolio. Franklin is a wholly owned subsidiary of Franklin Resources, Inc., which is a publicly traded, global investment management organization listed on the New York Stock Exchange. As of December 31, 2003, Franklin, together with its affiliates, had approximately $336.7 billion in assets under management.

Institutional Capital Corporation (“ICAP”) serves as a Sub-adviser to AXA Premier VIP Large Cap Value Portfolio. ICAP is an employee owned money management firm. Robert H. Lyon is the controlling shareholder of ICAP. As of December 31, 2003, ICAP had approximately $12.4 billion in assets under management.

Janus Capital Management LLC (“Janus”) serves as a Sub-adviser to AXA Premier VIP Large Cap Core Equity Portfolio. Janus is a direct subsidiary of Janus Capital Group Inc. (“JCG”), a publicly traded company with principal operations in financial asset management businesses. JCG owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. As of December 31, 2003, Janus had approximately $151.5 billion in assets under management.

Marsico Capital Management, LLC (“Marsico”) serves as a Sub-adviser to AXA Premier VIP International Equity Portfolio and AXA Premier VIP Aggressive Equity Portfolio. Marsico is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2003, Marsico had approximately $30.2 billion in assets under management.

MFS Investment Management (“MFS”) serves as a Sub-adviser to AXA Premier VIP Large Cap Value Portfolio and AXA Premier VIP Aggressive Equity Portfolio. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a diversified financial services organization. As of December 31, 2003, MFS had approximately $140.3 billion in assets under management.

Pacific Investment Management Company LLC (“PIMCO”) serves as a Sub-adviser to AXA Premier VIP Core Bond Portfolio and AXA Premier VIP High Yield Portfolio. PIMCO, a Delaware limited liability company, is a majority owned subsidiary of Allianz Dresdner Asset Management of America L.P., (“ADAM LP”). Allianz AG (“Allianz”) is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP. As of December 31, 2003, PIMCO had approximately $373.8 billion in assets under management.

Provident Investment Counsel, Inc. (“Provident”) serves as a Sub-adviser to AXA Premier VIP Small/Mid Cap Growth Portfolio and AXA Premier VIP Aggressive Equity Portfolio. Provident is a wholly owned subsidiary of Old Mutual Asset Managers (US) LLC. As of December 31, 2003, Provident had approximately $6.2 billion in assets under management.

RCM Capital Management LLC (“RCM”) serves as a Sub-adviser to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio. RCM is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2003, RCM had approximately $33 billion in assets under management.

TCW Investment Management Company (“TCW”) serves as a Sub-adviser to AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Small/Mid Cap Value Portfolio. TCW is a wholly owned subsidiary of The TCW Group, Inc. Société Générale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Asset Management, S.A. is a wholly owned subsidiary of Société Générale, S.A., a publicly held financial firm headquartered in Paris, France. As of December 31, 2003, TCW had approximately $90 billion in assets under management.

Thornburg Investment Management, Inc. (“Thornburg”) serves as a Sub-adviser to AXA Premier VIP Large Cap Core Equity Portfolio. Thornburg is an employee owned investment management firm. H. Garrett Thornburg, Jr. is the controlling shareholder of Thornburg. As of December 31, 2003, Thornburg had approximately $8.3 billion in assets under management.

Wellington Management Company, LLP (“Wellington Management”) serves as a Sub-adviser to AXA Premier VIP Small/Mid Cap Value Portfolio, AXA Premier VIP Health Care Portfolio and AXA Premier VIP Technology Portfolio. Wellington Management is an employee owned limited liability partnership whose sole business is investment management. Wellington Management is owned by 80 partners, all active employees of the firm; the managing partners of Wellington Management are Duncan M. McFarland, Laurie A. Gabriel and John R. Ryan. As of December 31, 2003, Wellington Management had approximately $394 billion in assets under management.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Large Cap Growth Portfolio	Alliance Capital Management L.P. 1345 Avenue of the Americas New York, NY 10105 Portfolio Manager William D. Baird	Mr. Baird has been Vice President and a Portfolio Manager of Alliance Capital since 1999. Mr. Baird joined Alliance Capital as an Assistant Vice President in 1994.

RCM Capital Management LLC Four Embarcadero Center San Francisco, CA 94111 Portfolio Managers Joanne L. Howard Seth A. Reicher

Ms. Howard, a Co-Chief Investment Officer of RCM’s Large Cap Team since January 2003, has been a Managing Director since 1998 and a Principal since 1993. Ms. Howard joined RCM as a Senior Portfolio Manager in 1992. Prior to joining RCM, Ms. Howard spent 17 years at Scudder, Stevens & Clark where she was a Managing Director.

Mr. Reicher has been a Managing Director and Co-Chief Investment Officer of RCM since 2000 and has been a Senior Portfolio Manager since 1997. Mr. Reicher joined RCM as an Analyst in 1993. Prior to joining RCM, Mr. Reicher was an Analyst and then Portfolio Manager at Associated Capital and later Capitalcorp Asset Management from 1986 to 1992.

TCW Investment Management Company 865 South Figueroa Street Los Angeles, CA 90017 Portfolio Managers Glen E. Bickerstaff Brian M. Beitner

Mr. Bickerstaff has been a Group Managing Director of TCW since 2001. He joined TCW in 1998 as a Managing Director. Prior to joining TCW, he was a Vice President and Senior Portfolio Manager at Transamerica Investment Services from 1987 to 1998.

Mr. Beitner has been a Managing Director of TCW since he joined the firm in 1998. Prior to joining TCW, he was a Senior Vice President with Scudder Kemper Investments from 1990 to 1998.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Large Cap Core Equity Portfolio	Alliance Capital Management L.P. (Bernstein Investment Research and Management unit) 1345 Avenue of the Americas New York, NY 10105 Portfolio Management Team

The Portfolio Management Team consists of a core group of senior investment and research professionals of the Bernstein Unit of Alliance Capital.

Marilyn G. Fedak chairs the US Equity Investment Policy Group. Ms. Fedak has been the Chief Investment Officer — U.S. Value Equities and an Executive Vice President at Alliance Capital since 2000. She was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. (“Bernstein”) from 1993 to 2000 when Bernstein became the Bernstein Unit of Alliance Capital.

	Janus Capital Management LLC 100 Fillmore Street Denver, CO 80206 Portfolio Manager E. Marc Pinto	Mr. Pinto has been a Portfolio Manager with Janus or its predecessor since 1994. Prior to joining Janus, Mr. Pinto analyzed telecommunications and financial services companies for a family investment firm.

	Thornburg Investment Management, Inc. 119 East Marcy Street Santa Fe, NM 87501 Portfolio Manager William V. Fries, CFA	Mr. Fries has been a Managing Director and Portfolio Manager of Thornburg since 1995. Prior to joining Thornburg, he was with USAA as a Portfolio Manager and Analyst from 1975 to 1995.

AXA Premier VIP Large Cap Value Portfolio	Alliance Capital Management L.P. 1345 Avenue of the Americas New York, NY 10105 Portfolio Manager Aryeh Glatter	Mr. Glatter has been a Senior Vice President and Portfolio Manager of Alliance Capital since 1999. Mr. Glatter joined Alliance Capital as an equity analyst and portfolio manager in 1993.

	Institutional Capital Corporation 225 West Wacker Drive Suite 2400 Chicago, IL 60606 Portfolio Manager Robert H. Lyon	Mr. Lyon has been President and Chief Investment Officer of ICAP since 1992. He was an Analyst with ICAP from 1976 to 1981 and returned in 1988 as Director of Research before leading a group in buying out the firm’s founder.

	MFS Investment Management 500 Boylston Street Boston, MA 02116 Portfolio Manager Steven R. Gorham	Mr. Gorham is a portfolio manager with MFS and has been employed in the investment management area of MFS since 1992.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Small/Mid Cap Growth Portfolio	Alliance Capital Management L.P. 1345 Avenue of the Americas New York, NY 10105 Portfolio Managers Bruce K. Aronow N. Kumar Kirpalani Samantha S. Lau Mark A. Attalienti

Mr. Aronow has been a Senior Vice President of Alliance Capital since 2000. Mr. Aronow joined Alliance Capital as a Vice President and Portfolio Manager in 1999. Prior to joining Alliance Capital, he was responsible for research and portfolio management of the small cap consumer sectors at INVESCO (NY) from 1997 to 1999. Mr. Aronow joined Chancellor Capital Management, predecessor to INVESCO (NY), as a small cap analyst in 1994.

Mr. Kirpalani has been a Vice President and Portfolio Manager since he joined Alliance Capital in 1999. Prior to joining Alliance Capital, he was responsible for research and portfolio management of the small cap industrial, financial and energy sectors at INVESCO (NY) from 1997 to 1999. Mr. Kirpalani joined Chancellor Capital Management, predecessor to INVESCO (NY), as a small cap analyst in 1993.

Ms. Lau has been a Vice President and Portfolio Manager since she joined Alliance Capital in 1999. Prior to joining Alliance Capital, she was responsible for covering small cap technology companies at INVESCO (NY) from 1997 to 1999. Ms. Lau joined Chancellor Capital Management as a small cap analyst in 1997 before it became INVESCO (NY). Prior to that, she was a healthcare securities analyst with Goldman Sachs from 1994 to 1997.

Mr. Attalienti has been a Vice President and Portfolio Manager since he joined Alliance Capital in 1999. Prior to joining Alliance Capital, he was responsible for covering the health care industry at Chase Asset Management from 1994 to 1999.

	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403 Portfolio Management Team	The portion of assets allocated to Franklin is managed by a team of investment professionals, led by Edward B. Jamieson. Mr. Jamieson is an Executive Vice President and portfolio manager and has been associated with Franklin (and its predecessor, Franklin Templeton Investments) since 1987.

	Provident Investment Counsel, Inc. 300 North Lake Avenue Pasadena, CA 91101 Portfolio Management Team	The portion of assets allocated to Provident is managed by a team of investment professionals, led by Evelyn Lapham and John Yoon. Ms. Lapham and Mr. Yoon are Senior Vice Presidents and portfolio managers with research responsibilities and have been with Provident since December 1997 and July 1995, respectively.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Small/Mid Cap Value Portfolio	AXA Rosenberg Investment Management LLC 4 Orinda Way Building E Orinda, CA 94563 Portfolio Engineers P. Douglas Burton Syed A. Zamil

Investment decisions arise from AXA Rosenberg’s automatic expert system processing which combines proprietary software programs and comprehensive databases to replicate the decisions financial experts might make in a perfect world. Therefore, AXA Rosenberg does not have Portfolio Managers as traditionally defined, but rather, the firm has Portfolio Engineers who research and monitor the portfolio’s performance against the relevant benchmark and ensure compliance with the portfolio’s objectives.

Mr. Burton has been a Portfolio Engineer of AXA Rosenberg since 1998. Prior to joining the firm, Mr. Burton was a Portfolio Manager and an Analyst at Deseret Mutual Benefit Administrators from 1988 to 1998.

Mr. Zamil has been a Portfolio Engineer of AXA Rosenberg since 2000. Prior to joining the firm, Mr. Zamil was a Managing Director at Capital Management from 1997 to 2000. From 1993 to 1997, Mr. Zamil was a consultant and regional manager at BARRA.

TCW Investment Management Company 865 South Figueroa Street Los Angeles, CA 90017 Portfolio Managers Nicholas F. Galluccio Susan I. Schottenfeld

Mr. Galluccio has been a Managing Director of TCW since 1997. He joined TCW in 1982 as an Equity Analyst. Prior to joining TCW, Mr. Galluccio was a Securities Analyst with Lehman Brothers Kuhn Loeb, Inc. from 1981 to 1982.

Ms. Schottenfeld has been a Managing Director of TCW since 1998. She joined TCW in 1985 as a Special Situations Analyst. Prior to joining TCW, Ms. Schottenfeld was a Research Liaison to equity sales with Wertheim Schroder and Co. from 1983 to 1985.

	Wellington Management Company, LLP 75 State Street Boston, MA 02109 Portfolio Management Team	Wellington Management’s management approach to its portion of the portfolio is built on a team concept. The team is headed by James N. Mordy, Senior Vice President. Mr. Mordy joined Wellington Management in 1985 as an investment professional.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP International Equity Portfolio	Alliance Capital Management L.P. (Bernstein Investment Research and Management unit) 1345 Avenue of the Americas New York, NY 10105 Portfolio Management Team

The Portfolio Management Team consists of a core group of senior investment and research professionals of the Bernstein Unit of Alliance Capital.

Kevin F. Simms and Henry S. D’Auria are Senior Vice Presidents and Co-Chief Investment Officers of International Value Equities, both having held this position since June 2003. Mr. Simms has been Director of Research for International Value and Global Value Equities since October 2000. Prior thereto, he was Director of Research for Emerging Markets Equities at Sanford C. Bernstein (“Bernstein”). Mr. D’Auria has been Chief Investment Officer of Emerging Markets Value since 2002. Prior thereto, he was Director of Research for Small Cap Value and Emerging Markets Value Equities at Bernstein.

	Bank of Ireland Asset Management (U.S.) Limited 26 Fitzwilliam Place Dublin 2 Ireland Portfolio Management Team	BIAM (U.S.)’s management approach to its portion of the portfolio is built on a team concept. The team of nineteen asset managers is headed by Chris Reilly, Chief Investment Officer. Mr. Reilly joined BIAM (U.S.)’s Asset Management Team in 1980 and has had overall responsibility for asset management since 1985.

	Marsico Capital Management, LLC 1200 17th Street Suite 1300 Portfolio Manager James G. Gendelman	Mr. Gendelman joined Marsico in 2000. Prior to joining Marsico, he was a Vice President of International Sales for Goldman Sachs & Co. from 1987 to 2000.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Technology Portfolio	Firsthand Capital Management, Inc. 125 South Market Suite 1200 San Jose, CA 95113 Portfolio Manager Kevin M. Landis	Mr. Landis is the Chief Investment Officer of Firsthand. Mr. Landis co-founded the firm in 1993 and has been a Portfolio Manager with Firsthand since 1994.

RCM Capital Management LLC Four Embarcadero Center San Francisco, CA 94111 Portfolio Managers Huachen Chen Walter C. Price

Mr. Chen is a Managing Director, Senior Analyst and Portfolio Manager, and has been associated with RCM since 1994. He joined RCM in 1984 as a Securities Analyst.

Mr. Price has been a Managing Director, Senior Analyst and Portfolio Manager of RCM since 1978. He joined RCM in 1974 as a Senior Securities Analyst.

	Wellington Management Company, LLP 75 State Street Boston, MA 02109 Portfolio Management Team	The portion of the portfolio’s assets managed by Wellington Management is managed by a team of investment professionals.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Health Care Portfolio	A I M Capital Management, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046 Portfolio Management Team	The portion of assets allocated to AIM is managed by a team of investment professionals led by Michael Yellen. Mr. Yellen joined AIM in 1994 as an investment analyst.

	RCM Capital Management LLC Four Embarcadero Center San Francisco, CA 94111 Portfolio Manager Selena A. Chaisson	Dr. Chaisson re-joined RCM in 2004 as the Sector Leader of the Healthcare team. From 1999 to 2003, she was associated with Tiger Management and Amerindo Investment Advisors and was the founder and principal of Coyote Capital. From 1994 to 1999, Ms. Chaisson worked as a healthcare analyst at RCM and later as a Partner.

Wellington Management Company, LLP 75 State Street Boston, MA 02109 Portfolio Managers Ann C. Gallo Robert L. Deresiewicz Jean M. Hynes Kirk J. Mayer Joseph H. Schwartz

Ms. Gallo has been a Vice President of Wellington Management since 1998. Ms. Gallo joined Wellington Management as a Global Industry Analyst in 1998. Prior to joining Wellington Management, she was a Health Care Analyst with BT Alex Brown from 1995 to 1998.

Dr. Deresiewicz has been a Global Industry Analyst at Wellington Management since 2000. Prior to joining Wellington Management, he was an Assistant Professor of Medicine at the Harvard Medical School and an Associate Physician in the Division of Infectious Diseases at the Brigham and Women’s Hospital from 1987 to 1998.

Ms. Hynes has been a Senior Vice President of Wellington Management since 2001. Ms. Hynes joined Wellington Management as a research assistant in 1991.

Mr. Mayer has been a Vice President of Wellington Management since 2001. Mr. Mayer joined Wellington Management as a Global Industry Analyst in 1998. Prior to joining Wellington Management, he attended the University of Pennsylvania’s Wharton School of Finance where he obtained his MBA from 1996 to 1998, and he was an Operations Manager with Lockheed Martin Corporation from 1994 to 1996.

Mr. Schwartz has been a Senior Vice President of Wellington Management since 1995. Mr. Schwartz joined Wellington Management as a Global Industry Analyst in 1983.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP Core Bond Portfolio	BlackRock Advisors, Inc. 100 Bellevue Parkway Wilmington, DE 19809 Portfolio Managers Scott M. Amero Keith T. Anderson

Mr. Amero has been a Managing Director and Portfolio Manager of BAI since 1990. Prior to joining BAI, he was a Vice President in Fixed Income Research at The First Boston Corporation from 1985 to 1990.

Mr. Anderson has been a Managing Director and Chief Investment Officer, Fixed Income of BAI since founding the firm in 1988. Prior to founding BAI, Mr. Anderson was a Vice President in Fixed Income Research at The First Boston Corporation from 1987 to 1988.

Pacific Investment Management Company LLC 840 Newport Center Drive Suite 300 Newport Beach, CA 92660 Portfolio Management Team

The Portfolio Management Team develops and implements investment strategy for the portfolio.

William H. Gross heads the Portfolio Management Team. Mr. Gross is a Managing Director and the Chief Investment Officer of PIMCO and has been associated with the firm for over 30 years. Mr. Gross was a founder of PIMCO.

AXA Premier VIP Aggressive Equity Portfolio	Alliance Capital Management L.P. 1345 Avenue of the Americas New York, NY 10105 Portfolio Management Team	Investment decisions for the portion of the portfolio allocated to Alliance Capital are made by a team of employees of Alliance Capital, including employees from its Bernstein Investment Research and Management unit.

	Marsico Capital Management, LLC 1200 17th Street Denver, CO 80202 Portfolio Manager Thomas F. Marsico	Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has 20 years of experience as a securities analyst and portfolio manager.

	MFS Investment Management 500 Boylston Street Boston, MA 02116 Portfolio Management Team	A team of investment professionals of MFS is responsible for the day-to-day management of the portion of the portfolio’s assets allocated to MFS.

	Provident Investment Counsel, Inc. 300 North Lake Avenue Pasadena, CA 91101 Portfolio Management Team	A team of investment professionals of Provident is primarily responsible for the day-to-day management of the portion of the portfolio’s assets allocated to Provident.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Portfolio	Sub-Advisers and Portfolio Manager(s)	Business Experience

AXA Premier VIP High Yield Portfolio	Alliance Capital Management L.P. 1345 Avenue of the Americas New York, NY 10105 Portfolio Manager Michael Snyder	Mr. Snyder joined Alliance Capital in 2001 as a member of the High Yield Portfolio Management team and is a Senior Vice President of Alliance Capital. Prior to joining Alliance Capital, Mr. Snyder was a Managing Director at Donaldson, Lufkin and Jenrette and Bear Stearns & Co., where he founded and directed the high yield asset management group.

Pacific Investment Management Company 840 Newport Center Drive Suite 300 Portfolio Management Team

The Portfolio Management Team develops and implements investment strategy for the portion of the portfolio allocated to PIMCO.

Raymond Kennedy heads the Portfolio Management Team. Mr. Kennedy, a Managing Director of PIMCO, joined PIMCO in 1996 as a portfolio manager.

Management Fees

Each portfolio pays a fee to Equitable for management services. The Large Cap Core Equity Portfolio, Large Cap Growth Portfolio and Large Cap Value Portfolio each pay a management fee at an annual rate of 0.90% of the average daily net assets of the portfolio. The Small/Mid Cap Growth Portfolio and Small/Mid Cap Value Portfolio each pay a management fee at an annual rate of 1.10% of the average daily net assets of the portfolio. The International Equity Portfolio pays a management fee at an annual rate of 1.05% of the average daily net assets of the portfolio. The Technology Portfolio and Health Care Portfolio each pay a management fee at an annual rate of 1.20% of the average daily net assets of the portfolio. The Core Bond Portfolio and High Yield Portfolio each pay a management fee at an annual rate of 0.60% of the average daily net assets of the portfolio. The Aggressive Equity Portfolio pays a management fee at an annual rate of 0.65% of the average daily net assets of the portfolio.

The sub-advisers are paid by Equitable. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by Equitable, without shareholder approval.

Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program.

For these administrative services, in addition to the management fee, each portfolio pays Equitable a fee at an annual rate of 0.15% of the portfolio’s total average net assets plus $35,000 per portfolio and an additional $35,000 for each portion of the portfolio for which separate administrative services are provided (e.g., portions of a portfolio allocated to separate sub-advisers and/or managed in a discrete style).

Expense Limitation Agreement

In the interest of limiting until April 30, 2005 the expenses of each portfolio (except Aggressive Equity Portfolio and High Yield Portfolio), the Manager has entered into an expense limitation agreement with the Trust with respect to the portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each portfolio’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), are limited to 1.35% for the Large Cap Growth Portfolio, the Large Cap Core Equity Portfolio and the Large Cap Value Portfolio, 1.60% for the Small/Mid Cap Growth Portfolio and the Small/Mid Cap Value Portfolio, 1.80% for the International Equity Portfolio, 1.85% for the Technology Portfolio and the Health Care Portfolio, and 0.95% for the Core Bond Portfolio.

Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio’s expense ratio and such reimbursements do not exceed the portfolio’s

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped all eligible previous payments made, the portfolio will be charged such lower expenses.

Legal Proceedings

A I M Capital Management, Inc.

AIM is an indirect wholly owned subsidiary of AMVESCAP PLC (“AMVESCAP”). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. (“INVESCO”), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003, each of the SEC and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. None of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers Act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the “Martin Act”) and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York’s Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a “registered investment company”). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including any of the Trust’s portfolios. AIM anticipates that, if either of these results occurs, it will seek exemptive relief from the SEC to permit it to continue to serve as an investment advisor. There can be no assurance that such exemptive relief will be granted.

Since December 2003, a number of civil class action lawsuits have been filed against one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties that are related to the claims filed by the SEC and/or the NYAG against these parties.

Alliance Capital Management L.P.

Alliance Capital reached terms with the NYAG and the staff of the SEC for the resolution of regulatory claims with respect to market timing in some of its mutual funds. The agreement with the SEC is reflected in an Order of the Commission. The agreement with the NYAG is subject to final, definitive documentation.

Among the key provisions of the agreements are the following:

•	Under both the SEC and NYAG agreements, Alliance Capital will establish a $250 million fund to compensate fund shareholders for the adverse effects of market timing in some of its mutual funds. Of the $250 million fund, the agreements characterize $150 million as disgorgement and $100 million as a penalty.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

•	The agreement with the NYAG includes a weighted average reduction in fees of 20% on Alliance Capital’s U.S. long-term open-end retail funds, commencing January 1, 2004, for a minimum of 5 years.

Under both agreements, Alliance Capital’s Mutual Funds Boards, which have already moved to elect independent chairmen from among their independent directors, will also have independent directors that comprise at least 75% of each Board, and will retain an independent compliance officer who will assist the Boards in their oversight of compliance, fiduciary issues and conflicts of interest.

The terms and conditions of the agreements also include, among others:

•	Formation of a Code of Ethics Oversight Committee, composed of senior executives of Alliance Capital’s operating businesses, to oversee all matters relating to issues arising under the Alliance Capital Code of Ethics;

•	Establishment of an Internal Compliance Controls Committee, chaired by Alliance Capital’s Chief Compliance Officer, to review compliance issues throughout Alliance Capital, endeavor to develop solutions to those issues as they may arise from time to time, and oversee implementation of those solutions;

•	Establishment of a company ombudsman to whom Alliance Capital employees may convey concerns about Alliance Capital business matters that they believe involve matters of ethics or questionable practices;

•	Engagement of an Independent Compliance Consultant to conduct a comprehensive review of Alliance Capital’s supervisory, compliance, and other policies and procedures designed to prevent and detect conflicts of interest, breaches of fiduciary duty, breaches of the Alliance Capital Code of Ethics and federal securities law violations by Alliance Capital and its employees; and

•	Commencing in 2005, and at least once every other year thereafter, Alliance Capital shall undergo a compliance review by an independent third party.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the “Hindo Complaint”) was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the AllianceBernstein Growth Funds; Gerald Malone; Charles Schaffran (collectively, the “Alliance Capital defendants”); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act of 1933, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Sections 206 and 215 of the Investment Advisers Act of 1940. Plantiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the AllianceBernstein Growth Funds as defendants. All of these lawsuits seek an unspecified amount of damages.

Janus Capital Management LLC

In September 2003, the SEC and the NYAG publicly announced that they were investigating trading practices in the mutual fund industry. The investigation was prompted by the NYAG’s settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus was not named as a defendant in the NYAG complaint against the hedge fund, Janus was mentioned in the complaint as having allowed Canary Capital to “market time” certain Janus funds. The NYAG complaint alleges that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds. In addition, the NYAG also filed a complaint on November 25, 2003, against former executives of Security Trust Company, N.A., in which the NYAG specifically alleges those executives submitted false documents to open an account in Janus Worldwide Fund.

Certain Janus funds, as well as Janus Capital Group Inc. or one or more of its subsidiaries, have received subpoenas and formal or informal document requests from a number of legal and regulatory agencies — including the NYAG, the SEC, the National Association of Securities Dealers, Inc., the Colorado Securities Commissioner, the Colorado Attorney General, the West Virginia Attorney General, the Florida Department of Financial Services, and one or more U.S. Attorney offices or federal grand juries — which are conducting investigations into market timing, late trading and other potentially irregular trading practices in the mutual fund industry. The documentation and information sought by these agencies relate to a variety of matters, including but not limited to: late day trading, market timing, improper disclosure of

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus investment personnel in portfolio securities owned by Janus funds, information provided to certain Janus fund Trustees in connection with the review and approval of management contracts related to Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. In addition, Janus International Limited, a subsidiary of Janus Capital Group Inc. established in England and registered as an investment adviser with the Financial Services Authority (“FSA”) in the United Kingdom, has received a request for information related to frequent trading, late day trading, revenue sharing and related topics from the FSA. The Janus funds, Janus Capital Group Inc. and its subsidiaries have complied, intend to comply with or intend to continue to comply with these subpoenas and other document and information requests, and will continue cooperating with the federal and state legal and regulatory authorities which are conducting investigations related to trading practices in the mutual fund industry.

As of April 2004, none of the legal or regulatory agencies conducting investigations into market timing, late trading and other trading practices in the mutual fund industry have brought an enforcement action or commenced other legal proceedings against any of the Janus funds, Janus Capital Group Inc. or its subsidiaries. While Janus has had discussions with government authorities to resolve the Colorado and other pending investigations, the outcome and timing of those discussions will be determined in large part by the government agencies. Janus anticipates that the government agencies will seek substantial civil penalties and other remedial measures.

Janus is in the process of conducting an internal review of market timing and other trading practices at Janus, which, as of the date of this prospectus, indicates that there were approximately twelve discretionary frequent trading arrangements across Janus’ U.S.-based mutual fund business, and that significant discretionary frequent trading appears to have occurred with respect to four of those arrangements. All of these arrangements have been terminated. It also appears that redemption fees payable on certain transactions may have been waived. Janus also believes that there were several discretionary frequent trading arrangements in Janus’ offshore mutual fund business, and these arrangements have also been terminated. In the case of one offshore fund, the Janus World Funds Plc (“JWF”), outside legal counsel retained by Janus International Limited conducted an investigation and concluded that there had been no wrongdoing in relation to frequent trading in JWF and reported its findings to the U.K. regulators. Similar investigations by outside legal counsel are underway in relation to the other Janus offshore funds. In addition, given that most offshore jurisdictions have their own unique set of business and product structures, as well as rules and regulations, Janus is working with its foreign legal counsel and its offshore distributors to develop appropriate guidelines for defining existing and future business practices.

As noted earlier, the pending investigations by the NYAG and other agencies seek to determine whether late trading occurred in mutual funds managed by Janus. Because many mutual fund transactions are cleared and settled through financial intermediaries and because certain individuals who dealt with several of the significant discretionary frequent trading relationships are no longer employees of Janus, Janus cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus in violation of Janus’ agreements with those intermediaries. Additionally, Janus has been advised by certain financial intermediaries that, as a result of systems errors, such intermediaries may have permitted a small number of trades to be submitted late. The impact of these transactions is immaterial.

Legal counsel to the Independent Trustees of certain Janus funds hired Ernst & Young LLP (“EY”) to independently evaluate whether there was any monetary impact to any Janus funds in which discretionary market timing occurred. Following completion of that evaluation in December 2003, Janus and the Independent Trustees of certain U.S.-based Janus funds announced that Janus intends to restore approximately $31.5 million to the funds and/or the funds’ investors. The $31.5 million figure includes: (1) net gains of approximately $22.8 million realized by the discretionary frequent traders, (2) approximately $2.7 million representing lost opportunity cost of those gains had they been available to the funds, (3) management fees of approximately $1.0 million received by Janus related to discretionary trading accounts, and (4) waived redemption fees of approximately $5.0 million. The restoration amount was determined by EY and does not include any fines and penalties that may be sought by regulators. It is important to note that neither the methodology underlying the determination of such $31.5 million amount, nor the mechanics by which the payment might be made to the funds or fund shareholders, has been approved by or agreed to by regulators having authority over Janus or the funds.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits have been brought, in various federal and state courts, against Janus and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus allowed certain hedge funds and other investors to engage in “market timing” trades in Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

investors; (iii) breach of contract; (iv) unjust enrichment; (v) violations of Section 1962 of the Racketeering, Influenced and Corrupt Organizations Act; and (vi) failure to adequately implement fair value pricing for portfolio securities in Janus funds.

The actions include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class “representative action” purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus International Holding LLC, Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

These lawsuits were filed in a number of state and federal jurisdictions. Janus Capital Group Inc. filed a motion with the Judicial Panel on Multidistrict Litigation (the “MDL Panel”) to have all of the actions against Janus Capital Group Inc. or any of its affiliates, including the Janus funds, transferred to the Southern District of New York, or in the alternative to the District of Colorado, for coordinated pretrial proceedings. Transfer motions were also filed by other plaintiffs and defendants. On February 20, 2004, the MDL Panel ruled on all of the transfer and coordination motions, and transferred all of the actions involved, including all of the actions involving Janus Capital Group Inc. or any of its affiliates, to the United States District Court for the District of Maryland for further coordinated or consolidated pretrial proceedings. The Federal District Court in Maryland now has scheduled an initial hearing in all of the transferred actions for April 2, 2004 in Baltimore. For each case, Janus Capital Group Inc. had requested a stay of all proceedings pending a transfer order from the MDL Panel. Such a stay was entered, or was not opposed, in the majority of pending cases. A stay was denied in only one case, in the Southern District of Illinois, and that case was remanded to Illinois state court for further proceedings.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against certain of the Janus funds, Janus and related parties in the future. Janus does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the funds the services it has agreed to provide.

MFS Investment Management

MFS has reached agreement with the SEC, the NYAG and the Bureau of Securities Regulation of the State of New Hampshire (“NH”) to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators’ view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS’ former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors (“Retail Funds”), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association’s Investor Protection Trust).

In addition, under the terms of the settlement, MFS will adopt certain governance changes, which include, among others:

•	formation of a Code of Ethics Oversight Committee, comprised of senior executives of MFS’ operating businesses, to oversee all matters relating to issues arising under MFS’ Code of Ethics;

•	establishment of an Internal Compliance Controls Committee, chaired by MFS’ Chief Compliance Officer and comprised of senior executives of MFS’ operating businesses, to review compliance issues as they may arise from time to time, endeavor to develop solutions to those issues, and oversee implementation of those solutions;

•	establishment of a company ombudsman to whom MFS employees may convey concerns about MFS business matters that they believe involve matters of ethics or questionable practices;

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The Manager and the Sub-advisers (cont’d)

•	establishment of a full-time senior-level position reporting to MFS’ Chief Compliance Officer whose responsibilities include compliance matters related to conflicts of interest; this officer or another designated compliance officer will implement and oversee the funds’ excessive trading policies and compliance procedures;

•	engagement of an Independent Compliance Consultant to conduct a comprehensive review of MFS supervisory, compliance, and other policies and procedures designed to prevent and detect conflicts of interest, breaches of fiduciary duty, breaches of the MFS Code of Ethics and federal securities law violations by MFS and its employees; and

•	commencing in 2006, and at least once every other year thereafter, MFS shall undergo a compliance review by an independent third party.

In addition, under the terms of the settlement, MFS has undertaken to use its best efforts to cause the Retail Funds to operate in accordance with the following governance policies and practices:

•	at least 75% of the Retail Funds’ Boards of Trustees will be independent of MFS and will not have been directors, officers or employees of MFS at any point during the preceding 10 years (a standard to which the Retail Funds’ Boards currently adhere);

•	the chair of the Retail Funds’ Boards of Trustees will be independent of MFS and will not have been a director, officer or employee of MFS at any point during the preceding 10 years (a standard to which the Retail Funds’ Boards currently adhere);

•	all action taken by the Retail Funds’ Boards of Trustees or a committee thereof will be approved by a majority of the independent trustees of the Boards or committee, respectively;

•	commencing in 2005 and not less than every fifth calendar year thereafter, the Retail Funds will hold shareholder meetings at which the Boards of Trustees will be elected; and

•	the Retail Funds will designate an independent compliance officer reporting to the Boards of Trustees responsible for assisting the Boards in monitoring compliance by MFS with the federal securities laws, its fiduciary duties to fund shareholders and its Code of Ethics in all matters relevant to the operations of the funds.

Under the terms of the NYAG settlement, MFS has undertaken, on behalf of the funds, that:

•	the funds will retain a senior officer responsible for assisting in the review of fee arrangements and administering the funds’ compliance policies and procedures, and the Board of Trustees of the funds has determined that MFS shall reimburse the funds for the expense of this senior officer; and

•	certain statements sent by MFS to fund shareholders will disclose fees and costs in actual dollar amounts charged to each investor on his or her actual investment based upon the investor’s most recent quarterly closing balance and on a hypothetical $10,000 investment held for ten years.

Messrs. Ballen and Parke have agreed to suspensions from association with any investment adviser or registered investment company for periods of 9 months and 6 months, respectively. Upon completion of these suspensions, for periods of 27 months (Mr. Ballen) and 30 months (Mr. Parke), Messrs. Ballen and Parke have agreed not to serve as an employee, officer or trustee of any registered investment company; not to serve as chairman, director or as an officer of any investment adviser; and to otherwise perform only limited functions for an investment adviser, which may include strategic planning and analysis, portfolio management and non-mutual fund marketing. Messrs. Ballen and Parke will pay approximately $315,000 each to the SEC, $250,000 of which is characterized as a penalty. In addition, Messrs. Ballen and Parke resigned as trustees of the funds’ Boards of Trustees, and Mr. Ballen resigned as the funds’ President, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS’ internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley’s preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC’s investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

Pacific Investment Management Company LLC

On February 17, 2004, the Attorney General of New Jersey filed a complaint against PIMCO, which serves as subadviser to certain portfolios of the Trust (the “portfolios”) and certain of PIMCO’s affiliates. The complaint alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain series of the PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”), for which PIMCO serves as investment adviser and the PIMCO Funds: Multi-Manager Series (“MMS Funds”). In addition, PIMCO and certain of its affiliates have been named as defendants in several putative class action lawsuits, relating to alleged facts similar to those iterated in the New Jersey Attorney General’s complaint. These class action lawsuits seek unspecified compensatory damages.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. Pursuant to that announcement, PIMCO and certain of its affiliates are under investigation by the SEC relating to directed brokerage and revenue-sharing arrangements. PIMCO and certain of its affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements, including revenue sharing arrangements, of the MMS Funds and PIMS Funds. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, on behalf of certain shareholders of the PIMS Funds and MMS Funds, generally alleges that the respective investment adviser to the funds inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above.

PIMCO believes that other similar lawsuits may be filed in federal or state courts naming PIMCO and certain of its affiliates as defendants. These suits may be commenced as putative class actions or individual actions on behalf of investors who purchased, held or redeemed shares of certain MMS Funds and PIMS Funds during specified periods, or as derivative actions on behalf of these funds.

None of the allegations concerning PIMCO or its affiliates relate to the portfolios. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the portfolios. However, PIMCO believes that these matters will not have a material adverse effect on the portfolio or on PIMCO’s ability to perform its investment advisory services to the portfolio.

While additional litigation or regulatory actions in connection with the matters discussed above may be brought against PIMCO or its affiliates in the future, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

PORTFOLIO SERVICES

Buying and Selling Shares

Each portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. These portfolios are not designed for market-timers, see the section entitled “Purchase Restrictions on Market-Timers and Active Traders.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase Restrictions on Market-Timers and Active Traders

Each portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the portfolio’s other shareholders or would disrupt the management of the portfolio.

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the portfolios. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•	The design of such procedures involves inherently subjective judgments, which we and the Trust seek to make in a fair and reasonable manner consistent with interests of all Contract owners.

If we determine that your transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, we may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) a portfolio within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s aggregate deposits or aggregate redemptions exceed our threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We also currently provide a letter to Contract owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, we may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity. You should consult the Contract prospectus that accompanies this prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular portfolio.

PORTFOLIO SERVICES (cont’d)

Selling Restrictions

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

Restriction	Situation

The portfolio may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.

A portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a portfolio to make cash payments as determined in the sole discretion of Equitable.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value	=	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price you pay for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.

•	A portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, portfolio securities are valued as follows:

•	Equity securities — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) — based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) — amortized cost (which approximates market value).

•	Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange will materially affect its value. In that case, fair value as determined by or under the direction of the board of trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•	Options — last sales price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

•	Other Securities — other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Trust’s board of trustees.

Events or circumstances affecting the values of portfolio securities that occur between the closing of the principal markets on which they trade and the time the net asset value of portfolio shares is determined may be reflected in the Trust’s calculation of net asset values for

PORTFOLIO SERVICES (cont’d)

each applicable portfolio when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s board of trustees believes reflects fair value. This policy is intended to assure that each portfolio’s net asset value fairly reflects security values as of the time of pricing.

Dividends and Other Distributions

The portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. The Core Bond Portfolio normally pays dividends of net investment income monthly, and its net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the portfolios.

Tax Consequences

Each portfolio is treated as a separate entity, and intends to qualify to be treated as a regulated investment company, for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level. They pass through their income and gains to their shareholders by paying dividends. A portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and each portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio in question. Also, any portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

It is important for each portfolio to maintain its regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If a portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Manager and as the administrator for the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

Additional Information

Compensation to Securities Dealers

The portfolios are distributed by AXA Advisors, LLC and AXA Distributors, LLC, the Co-distributors. The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the portfolios’ Class B shares. Under the plan, Class B shares pay each of the Co-distributors an annual fee to compensate them for promoting, selling and servicing shares of the portfolios. The annual fee is equal to 0.25% of each portfolio’s average daily net assets. Because these distribution fees are paid out of the portfolio’s assets on an ongoing basis, over time these fees for Class B shares will increase the cost of your investment and may cost you more than paying other types of sales charges.

GLOSSARY OF TERMS

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions — Payments to a portfolio’s shareholders of profits earned from selling securities in that portfolio. Capital gain distributions are usually paid once a year.

Core investing — An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a portfolio on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield — The rate at which a portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

DESCRIPTION OF BENCHMARKS

Each portfolio’s performance is compared to that of a broad-based securities market index.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

Russell 3000 Index

Composed of 3,000 large U.S. securities, as determined by total market capitalization. This index is capitalization weighted and represents approximately 98% of the investable U.S. equity market.

Russell 1000 Growth Index

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

Russell 1000 Value Index

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.

Standard & Poor’s 500 Index

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Russell 1000 Index

Contains 1,000 of the largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 2000 Index

Contains 2,000 of the smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.

Russell 2500 Growth Index

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

Russell 2500 Value Index

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Growth universe.

Russell 3000 Growth Index

Is an unmanaged index that measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Technology Index

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed technology companies by the Russell sector classification scheme. This sector includes securities in the following industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers. The index is market value weighted.

DESCRIPTION OF BENCHMARKS (cont’d)

Russell 1000 Healthcare Index

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.

Morgan Stanley Capital International EAFE Index

Contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the EAFE index. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader EAFE index. EAFE index assumes dividends reinvested net of withholding taxes and do not reflect any fees and expenses.

Lehman Brothers Aggregate Bond Index

Covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, taxable municipal securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Brothers Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $200 million in par value outstanding, rated Baa3 or better by Moody’s, and rated BBB- or better by S&P (and if neither is available for CMBS, then Fitch is used) have a fixed coupon rate, and be U.S. dollar denominated.

Credit Suisse First Boston Global High Yield Index

Is an unmanaged trader priced index that mirrors the public high-yield debt market.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Trust’s Class A and Class B shares. The financial information in the table below is for the fiscal periods ended December 31, 2002 and December 31, 2003. The information below has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2003 appears in the Trust’s Annual Report. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

AXA Premier VIP Large Cap Growth Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$6.90	$10.00	$6.88	$10.00

Income from investment operations:
Net investment loss	(0.01)	(0.01)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	2.14	(3.09)	2.14	(3.09)

Total from investment operations	2.13	(3.10)	2.11	(3.12)

Net asset value, end of year	$9.03	$6.90	$8.99	$6.88

Total return	30.87%	(31.00)%	30.67%	(31.20)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,168	$2,637	$253,326	$76,577
Ratio of expenses to average net assets after waivers	1.10%	1.10%	1.35%	1.35%
Ratio of expenses to average net assets after waivers and fees paid indirectly	1.07%	0.96%	1.32%	1.21%
Ratio of expenses to average net assets before waivers and fees paid indirectly	1.33%	1.84%	1.58%	2.09%
Ratio of net investment loss to average net assets after waivers	(0.32)%	(0.31)%	(0.57)%	(0.56)%
Ratio of net investment loss to average net assets after waivers and fees paid indirectly	(0.29)%	(0.17)%	(0.54)%	(0.42)%
Ratio of net investment loss to average net assets before waivers and fees paid indirectly	(0.55)%	(1.05)%	(0.80)%	(1.30)%
Portfolio turnover rate.	30%	19%	30%	19%
Effect of expense limitation during the year:
Per share benefit to net investment loss. . . . . . . . . . . . . . . . . . .	$0.01	$0.06	$0.01	$0.05

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Large Cap Core Equity Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$7.73	$10.00	$7.73	$10.00

Income from investment operations:
Net investment income	0.03	0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions.	2.17	(2.28)	2.16	(2.27)

Total from investment operations	2.20	(2.23)	2.17	(2.25)

Less distributions:
Dividends from net investment income	(0.04)	(0.04)	(0.01)	(0.02)

Net asset value, end of year	$9.89	$7.73	$9.89	$7.73

Total return	28.41%	(22.34)%	28.09%	(22.53)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,049	$2,305	$136,178	$48,689
Ratio of expenses to average net assets after waivers and reimbursements	1.10%	1.10%	1.35%	1.35%
Ratio of expenses to average net assets after waivers, reimbursements and fees paid indirectly.	1.07%	1.04%	1.32%	1.29%
Ratio of expenses to average net assets before waivers, reimbursements and fees paid indirectly	1.42%	2.02%	1.67%	2.27%
Ratio of net investment income to average net assets after waivers and reimbursements	0.42%	0.49%	0.17%	0.24%
Ratio of net investment income to average net assets after waivers, reimbursements and fees paid indirectly	0.45%	0.55%	0.20%	0.30%
Ratio of net investment income (loss) to average net assets before waivers, reimbursements and fees paid indirectly	0.10%	(0.43)%	(0.15)%	(0.68)%
Portfolio turnover rate	45%	39%	45%	39%
Effect of expense limitation during the year:
Per share benefit to net investment income	$0.03	$0.08	$0.03	$0.08

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Large Cap Value Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$7.98	$10.00	$7.98	$10.00

Income from investment operations:
Net investment income	0.07	0.09	0.05	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions.	2.43	(2.05)	2.43	(2.05)

Total from investment operations	2.50	(1.96)	2.48	(1.98)

Less distributions:
Dividends from net investment income.	(0.07)	(0.06)	(0.05)	(0.04)
Distributions from net realized gains	(0.13)	—	(0.13)	—

Total dividends and distributions	(0.20)	(0.06)	(0.18)	(0.04)

Net asset value, end of year	$10.28	$7.98	$10.28	$7.98

Total return	31.44%	(19.63)%	31.11%	(19.84)%

Ratios/Supplemental Data:
Net assets, end of year (000’s).	$5,999	$2,345	$256,460	$86,036
Ratio of expenses to average net assets after waivers	1.10%	1.10%	1.35%	1.35%
Ratio of expenses to average net assets after waivers and fees paid indirectly	1.03%	0.92%	1.28%	1.17%
Ratio of expenses to average net assets before waivers and fees paid indirectly.	1.33%	1.77%	1.58%	2.02%
Ratio of net investment income to average net assets after waivers	0.92%	0.90%	0.67%	0.65%
Ratio of net investment income to average net assets after waivers and fees paid indirectly	0.99%	1.08%	0.74%	0.83%
Ratio of net investment income (loss) to average net assets before waivers and fees paid indirectly	0.69%	0.23%	0.44%	(0.02)%
Portfolio turnover rate	135%	129%	135%	129%
Effect of expense limitation during the year:
Per share benefit to net investment income	$0.02	$0.06	$0.02	$0.06

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Small/Mid Cap Growth Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$6.30	$10.00	$6.28	$10.00

Income from investment operations:
Net investment loss	(0.02)	(0.06)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	2.58	(3.64)	2.58	(3.64)

Total from investment operations	2.56	(3.70)	2.53	(3.72)

Less distributions:
Distributions from net realized gains	(0.11)	—	(0.11)	—

Net asset value, end of year	$8.75	$6.30	$8.70	$6.28

Total return	40.60%	(37.00)%	40.25%	(37.20)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$242,059	$2,571	$334,622	$85,237
Ratio of expenses to average net assets after waivers	1.35%	1.35%	1.60%	1.60%
Ratio of expenses to average net assets after waivers and fees paid indirectly	1.21%	1.26%	1.46%	1.51%
Ratio of expenses to average net assets before waivers and fees paid indirectly	1.45%	2.06%	1.70%	2.31%
Ratio of net investment loss to average net assets after waivers	(0.96)%	(0.99)%	(1.21)%	(1.24)%
Ratio of net investment loss to average net assets after waivers and fees paid indirectly	(0.82)%	(0.90)%	(1.07)%	(1.15)%
Ratio of net investment loss to average net assets before waivers and fees paid indirectly	(1.06)%	(1.70)%	(1.31)%	(1.95)%
Portfolio turnover rate	119%	196%	119%	196%
Effect of expense limitation during the year:
Per share benefit to net investment income loss	$0.01	$0.05	$0.01	$0.05

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Small/Mid Cap Value Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$7.49	$10.00	$7.47	$10.00

Income from investment operations:
Net investment income (loss)	0.01	0.01	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.06	(2.52)	3.05	(2.52)

Total from investment operations	3.07	(2.51)	3.04	(2.53)

Less distributions:
Distributions from realized gains	(0.06)	—	(0.06)	—

Net asset value, end of year	$10.50	$7.49	$10.45	$7.47

Total return	40.94%	(25.10)%	40.64%	(25.30)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$546,951	$2,981	$321,345	$93,565
Ratio of expenses to average net assets after waivers	1.35%	1.35%	1.60%	1.60%
Ratio of expenses to average net assets after waivers and fees paid indirectly	1.27%	1.21%	1.52%	1.46%
Ratio of expenses to average net assets before waivers and fees paid indirectly	1.41%	1.93%	1.66%	2.18%
Ratio of net investment income (loss) to average net assets after waivers	0.01%	0.03%	(0.24)%	(0.22)%
Ratio of net investment income (loss) to average net assets after waivers and fees paid indirectly	0.09%	0.17%	(0.16)%	(0.08)%
Ratio of net investment loss to average net assets before waivers and fees paid indirectly	(0.05)%	(0.55)%	(0.30)%	(0.80)%
Portfolio turnover rate	63%	88%	63%	88%
Effect of expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$0.05	$0.01	$0.05

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP International Equity Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$7.93	$10.00	$7.91	$10.00

Income from investment operations:
Net investment income	0.05	0.03	0.03	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.69	(2.10)	2.69	(2.10)

Total from investment operations	2.74	(2.07)	2.72	(2.09)

Less distributions:
Dividends from net investment income	(0.07)	—	(0.05)	—

Net asset value, end of year	$10.60	$7.93	$10.58	$7.91

Total return	34.64%	(20.70)%	34.39%	(20.90)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$16,003	$2,180	$166,915	$47,097
Ratio of expenses to average net assets after waivers and reimbursements	1.55%	1.55%	1.80%	1.80%
Ratio of expenses to average net assets after waivers, reimbursements and fees paid indirectly	1.48%	1.53%	1.73%	1.78%
Ratio of expenses to average net assets before waivers, reimbursements and fees paid indirectly	1.78%	2.72%	2.03%	2.97%
Ratio of net investment income to average net assets after waivers and reimbursements	0.45%	0.35%	0.20%	0.10%
Ratio of net investment income to average net assets after waivers, reimbursements and fees paid indirectly	0.52%	0.37%	0.27%	0.12%
Ratio of net investment income (loss) to average net assets before waivers, reimbursements and fees paid indirectly	0.22%	(0.82)%	(0.03)%	(1.07)%
Portfolio turnover rate	72%	22%	72%	22%
Effect of expense limitation during the year:
Per share benefit to net investment income	$0.02	$0.10	$0.02	$0.10

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Technology Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$5.76	$10.00	$5.74	$10.00

Income from investment operations:
Net investment loss	(0.05)	(0.08)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.38	(4.16)	3.36	(4.17)

Total from investment operations	3.33	(4.24)	3.30	(4.26)

Less distributions:
Distributions from net realized gains	(0.22)	—	(0.22)	—

Net asset value, end of year	$8.87	$5.76	$8.82	$5.74

Total return	58.24%	(42.50)%	57.64%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,303	$1,597	$113,251	$21,937
Ratio of expenses to average net assets after waivers and reimbursements	1.60%	1.60%	1.85%	1.85%
Ratio of expenses to average net assets after waivers, reimbursements and fees paid indirectly	1.45%	1.48%	1.70%	1.73%
Ratio of expenses to average net assets before waivers, reimbursements and fees paid indirectly	2.03%	3.52%	2.28%	3.77%
Ratio of net investment loss to average net assets after waivers and reimbursements	(1.35)%	(1.29)%	(1.60)%	(1.54)%
Ratio of net investment loss to average net assets after waivers, reimbursements and fees paid indirectly	(1.20)%	(1.17)%	(1.45)%	(1.42)%
Ratio of net investment loss to average net assets before waivers, reimbursements and fees paid indirectly	(1.78)%	(3.21)%	(2.03)%	(3.46)%
Portfolio turnover rate	169%	154%	169%	154%
Effect of expense limitation during the year:
Per share benefit to net investment loss	$0.02	$0.13	$0.02	$0.13

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Health Care Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003(a)	2002(a)	2003(a)	2002(a)
Net asset value, beginning of year	$8.02	$10.00	$8.01	$10.00

Income from investment operations:
Net investment loss	(0.06)	(0.06)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.35	(1.92)	2.33	(1.91)

Total from investment operations	2.29	(1.98)	2.25	(1.99)

Less distributions:
Distributions from net realized gains	(0.09)	—	(0.09)	—

Net asset value, end of year	$10.22	$8.02	$10.17	$8.01

Total return	28.59%	(19.80)%	28.12%	(19.90)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,376	$2,506	$167,416	$49,826
Ratio of expenses to average net assets after waivers	1.60%	1.60%	1.85%	1.85%
Ratio of expenses to average net assets after waivers and fees paid indirectly	1.59%	1.57%	1.84%	1.82%
Ratio of expenses to average net assets before waivers and fees paid indirectly	1.68%	2.34%	1.93%	2.59%
Ratio of net investment loss to average net assets after waivers	(0.69)%	(0.73)%	(0.94)%	(0.98)%
Ratio of net investment loss to average net assets after waivers and fees paid indirectly	(0.68)%	(0.70)%	(0.93)%	(0.95)%
Ratio of net investment loss to average net assets before waivers and fees paid indirectly	(0.77)%	(1.47)%	(1.02)%	(1.72)%
Portfolio turnover rate	108%	91%	108%	91%
Effect of expense limitation during the year:
Per share benefit to net investment loss	$0.01	$0.06	$0.01	$0.06

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Core Bond Portfolio

	Class A		Class B
	Year Ended December 31,		Year Ended December 31,
	2003	2002(a)	2003	2002(a)
Net asset value, beginning of year	$10.37	$10.00	$10.37	$10.00

Income from investment operations:
Net investment income	0.24	0.34	0.20	0.31
Net realized and unrealized gain on investments and foreign currency transactions	0.18	0.48	0.19	0.49

Total from investment operations	0.42	0.82	0.39	0.80

Less distributions:
Dividends from net investment income	(0.25)	(0.32)	(0.23)	(0.30)
Distributions from realized gains	(0.12)	(0.13)	(0.12)	(0.13)

Total dividends and distributions	(0.37)	(0.45)	(0.35)	(0.43)

Net asset value, end of year	$10.42	$10.37	$10.41	$10.37

Total return	4.10%	8.42%	3.74%	8.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$431,203	$4,614	$666,007	$345,589
Ratio of expenses to average net assets after waivers	0.70%	0.70%	0.95%	0.95%
Ratio of expenses to average net assets after waivers and fees paid indirectly	0.70%	0.70%	0.95%	0.95%
Ratio of expenses to average net assets before waivers and fees paid indirectly	0.86%	1.01%	1.11%	1.26%
Ratio of net investment income to average net assets after waivers	2.23%	3.28%	1.98%	3.03%
Ratio of net investment income to average net assets after waivers and fees paid indirectly	2.23%	3.28%	1.98%	3.03%
Ratio of net investment income to average net assets before waivers and fees paid indirectly	2.07%	2.97%	1.82%	2.72%
Portfolio turnover rate	633%	536%	633%	536%
Effect of expense limitation during the year:
Per share benefit to net investment income	$0.02	$0.03	$0.02	$0.03

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP Aggressive Equity Portfolio(b)(d)

	Class A						Class B
	Year Ended December 31,						Year Ended December 31,
	2003	2002	2001(a)	2000(a)		1999(a)	2003	2002	2001(a)	2000(a)		1999(a)
Net asset value, beginning of year	$16.29	$22.83	$30.61	$38.01		$34.15	$16.16	$22.72	$30.46	$37.83		$34.01

Income from investment operations:
Net investment income (loss)	(0.01)	(0.01)	0.11	0.12		0.12	(0.06)	(0.07)	0.03	0.06		0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.17	(6.53)	(7.76)	(5.00)		6.22	6.12	(6.49)	(7.70)	(4.99)		6.20

Total from investment operations	6.16	(6.54)	(7.65)	(4.88)		6.34	6.06	(6.56)	(7.67)	(4.93)		6.23

Less distributions:
Dividends from net investment income	—	— #	(0.10)	(0.13)		(0.12)	—	— #	(0.04)	(0.05)		(0.05)
Distributions from net realized gains	—	—	(0.03)	(2.39)		(2.36)	—	—	(0.03)	(2.39)		(2.36)

Total dividends and distributions	—	— #	(0.13)	(2.52)		(2.48)	—	— #	(0.07)	(2.44)		(2.41)

Net asset value, end of year	$22.45	$16.29	$22.83	$30.61		$38.01	$22.22	$16.16	$22.72	$30.46		$37.83

Total return	37.90%	(28.68)%	(24.99)%	(13.13)%		18.84%	37.50%	(28.86)%	(25.18)%	(13.35)%		18.55%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,141,844	$1,333,623	$2,179,759	$3,285,884		$4,368,877	$225,426	$146,909	$219,748	$267,858		$233,265
Ratio of expenses to average net assets before fees paid indirectly	0.77%	0.71%	0.69%	0.65	%(c)	0.56%	1.02%	0.96%	0.94%	0.90	%(c)	0.81%
Ratio of expenses to average net assets after fees paid indirectly	0.70%	0.66%	N/A	N/A		N/A	0.95%	0.91%	N/A	N/A		N/A
Ratio of net investment income (loss) to average net assets before fees paid indirectly	(0.16)%	(0.16)%	0.42%	0.35	%(c)	0.33%	(0.41)%	(0.41)%	0.12%	0.10	%(c)	0.07%
Ratio of net investment income (loss) to average net assets after fees paid indirectly	(0.09)%	(0.11)%	N/A	N/A		N/A	(0.34)%	(0.36)%	N/A	N/A		N/A
Portfolio turnover rate	119%	112%	195%	151%		87%	119%	112%	195%	151%		87%

FINANCIAL HIGHLIGHTS (cont’d)

AXA Premier VIP High Yield Portfolio(b)(e)

	Class A					Class B
	Year Ended December 31,					Year Ended December 31,
	2003(a)	2002(a)	2001(a)	2000(a)	1999(a)	2003(a)	2002(a)	2001(a)	2000(a)	1999(a)
Net asset value, beginning of year	$4.82	$5.46	$6.00	$7.43	$8.71	$4.79	$5.43	$5.97	$7.40	$8.69

Income from investment operations:
Net investment income	0.42	0.48	0.63	0.76	0.90	0.40	0.47	0.58	0.74	0.87
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.69	(0.63)	(0.58)	(1.40)	(1.19)	0.68	(0.63)	(0.54)	(1.40)	(1.18)

Total from investment operations	1.11	(0.15)	0.05	(0.64)	(0.29)	1.08	(0.16)	0.04	(0.66)	(0.31)

Less distributions:
Dividends from net investment income	(0.30)	(0.49)	(0.59)	(0.79)	(0.96)	(0.28)	(0.48)	(0.58)	(0.77)	(0.95)
Distributions from net realized gains	—	—	—	—	(0.01)	—	—	—	—	(0.01)
Tax return of capital distributions	—	—	—	—	(0.02)	—	—	—	—	(0.02)

Total dividends and distributions	(0.30)	(0.49)	(0.59)	(0.79)	(0.99)	(0.28)	(0.48)	(0.58)	(0.77)	(0.98)

Net asset value, end of year	$5.63	$4.82	$5.46	$6.00	$7.43	$5.59	$4.79	$5.43	$5.97	$7.40

Total return	22.97%	(2.72)%	0.89%	(8.65)%	(3.35)%	22.54%	(2.96)%	0.66%	(8.90)%	(3.58)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$784,005	$234,361	$254,910	$263,012	$336,292	$823,114	$330,804	$285,484	$230,916	$230,290
Ratio of expenses to average net assets	0.75%	0.69%	0.67%	0.67%	0.63%	1.00%	0.94%	0.92%	0.92%	0.88%
Ratio of net investment income to average net assets	7.67%	9.21%	10.15%	10.54%	10.53%	7.42%	8.96%	9.97%	10.28%	10.25%
Portfolio turnover rate	66%	141%	88%	87%	178%	66%	141%	88%	87%	178%

FINANCIAL HIGHLIGHTS (cont’d)

#	Per share amount is less than $0.01.
(a)	Net investment income and capital changes are based on monthly average shares outstanding.
(b)	On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Aggressive Stock Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 1999 through August 14, 2003 is that of the predecessor EQ/ Aggressive Stock Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/ Aggressive Stock Portfolio from January 1, 2003 through August 14, 2003.
(e)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/High Yield Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 1999 through August 14, 2003 is that of the predecessor EQ/High Yield Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/High Yield Portfolio from January 1, 2003 through August 14, 2003.

If you would like more information about the portfolios, the following documents are available free upon request.

Annual and Semi-Annual Reports — Includes more information about the portfolios’ performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

To order a free copy of a portfolio’s SAI and/or Annual and Semi-Annual Report, contact your financial professional, or the portfolios at:

AXA Premier VIP Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 866-231-8585

Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

AXA Premier VIP Trust

AXA Premier VIP Large Cap Growth Portfolio

AXA Premier VIP Large Cap Core Equity Portfolio

AXA Premier VIP Large Cap Value Portfolio

AXA Premier VIP Small/Mid Cap Growth Portfolio

AXA Premier VIP Small/Mid Cap Value Portfolio

AXA Premier VIP International Equity Portfolio

AXA Premier VIP Technology Portfolio AXA Premier VIP Health Care Portfolio AXA Premier VIP Core Bond Portfolio AXA Premier VIP Aggressive Equity Portfolio AXA Premier VIP High Yield Portfolio

(Investment Company Act File No. 811-10509)

© 2004 AXA Premier VIP Trust

PROSPECTUS MAY 1, 2004

AXA PREMIER VIP TRUST

AXA Allocation Portfolios

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio

AXA Aggressive Allocation Portfolio

The Securities and Exchange Commission has not approved any portfolio’s shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AXA Premier VIP Trust (“Trust”) is comprised of sixteen (16) distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes the Class A shares of the five (5) AXA Allocation Portfolios of the Trust. Each Allocation Portfolio is a non-diversified portfolio. The AXA Allocation Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Information on each Allocation Portfolio, including investment objective, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of each AXA Allocation Portfolio may be changed without a shareholder vote.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”) issued or to be issued by The Equitable Life Assurance Society of the United States* (“Equitable”) or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract. Not all of the portfolios may be available under your Contract or under your retirement plan. You should consult your Contract prospectus or retirement plan documents to see which portfolios are available.

The investment manager to the AXA Allocation Portfolios is Equitable. Information regarding Equitable is included under “Management Team” in this prospectus.

The co-distributors for each AXA Allocation Portfolio are AXA Advisors, LLC and AXA Distributors, LLC (“Co-Distributors”).

An investment in an AXA Allocation Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these portfolios, be sure to read all risk disclosures carefully before investing.

*	Effective on or about September 7, 2004, subject to regulatory approval, the name “The Equitable Life Assurance Society of the United States” is anticipated to be changed to “AXA Equitable Life Insurance Company.” When the name change becomes effective, all references in any current prospectus or prospectus supplement to “The Equitable Life Assurance Society of the United States,” “Equitable Life,” or “Equitable” will become references to “AXA Equitable Life Insurance Company.”

Table of

THE AXA ALLOCATION PORTFOLIOS AT A GLANCE

The AXA Allocation Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in one or more of the AXA Allocation Portfolios based on their risk tolerance, investment time horizons and personal investment goals.

There are five AXA Allocation Portfolios — AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio. Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds (the “Underlying Portfolios”) managed by Equitable. The chart below illustrates each AXA Allocation Portfolio according to its relative emphasis on seeking income and seeking growth of capital:

AXA Allocation Portfolio	Income	Growth of Capital

Conservative Allocation Portfolio	High	Low

Conservative-Plus Allocation Portfolio	Medium to High	Low to Medium

Moderate Allocation Portfolio	Medium	Medium to High

Moderate-Plus Allocation Portfolio	Low	Medium to High

Aggressive Allocation Portfolio	Low	High

The asset allocation target for each AXA Allocation Portfolio has been established by Equitable under the oversight of the Board of Trustees of the Trust (“Board”) and may be changed at any time without shareholder approval. Subject to the asset allocation target for each AXA Allocation Portfolio, Equitable, as the investment manager, establishes specific target investment percentages for each asset category and each Underlying Portfolio in which an AXA Allocation Portfolio invests based on Equitable’s proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. In addition, Equitable selects the Underlying Portfolios in which each AXA Allocation Portfolio invests. Equitable may add new Underlying Portfolios or replace existing Underlying Portfolios. The following chart describes the current and anticipated allocation among the range of equities and bonds for each AXA Allocation Portfolio.

Asset Class	Conservative Allocation	Conservative-Plus Allocation	Moderate Allocation	Moderate-Plus Allocation	Aggressive Allocation

Range of Equities*	20%	40%	52.5%	77.5%	90%

• International	0%	0%	0%	25%	15%

• Large Cap	12.5%	25%	32.5%	35%	52.5%

• Small/Mid Cap	7.5%	15%	20%	17.5%	22.5%

Range of Bonds*	80%	60%	47.5%	22.5%	10%

• Investment Grade	70%	50%	37.5%	17.5%	10%

• High Yield	10%	10%	10%	5%	0%

*	Actual allocations can deviate from the amounts shown above by 15% for each asset category. Each AXA Allocation Portfolio may temporarily deviate from its asset allocation target for defensive purposes.

1

THE AXA ALLOCATION PORTFOLIOS AT A GLANCE (cont’d)

From time to time, an AXA Allocation Portfolio may deviate from its asset allocation target and from the target investment percentages for each asset category in which it invests as a result of appreciation or depreciation of the shares of the Underlying Portfolios in which it invests. The AXA Allocation Portfolios have adopted certain policies to reduce the likelihood of such an occurrence. First, Equitable will rebalance each AXA Allocation Portfolio’s holdings on at least a quarterly basis. Rebalancing is the process of bringing the asset allocation of an AXA Allocation Portfolio back into alignment with its target allocations. Second, Equitable will not allocate any new investment dollars to any Underlying Portfolio in an asset class or category whose maximum percentage has been exceeded. Third, Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios in any asset class or category whose minimum percentage has not been achieved.

In order to give you a better understanding of the types of Underlying Portfolios that fall within a particular asset category, the table below lists the Underlying Portfolios, divided by asset category, in which the AXA Allocation Portfolios currently may invest. Each of the Underlying Portfolios is advised by Equitable and sub-advised by other advisers, certain of which are affiliates of Equitable. You should be aware that in addition to the fees directly associated with an AXA Allocation Portfolio, you will also indirectly bear the fees of the Underlying Portfolios, which include management and administration fees paid to Equitable, and in certain instances, advisory fees paid by Equitable to its affiliates.

Investment Grade Bond	High Yield Bond

AXA Premier VIP Core Bond EQ/Alliance Intermediate Government Securities EQ/Alliance Quality Bond EQ/J.P. Morgan Core Bond	AXA Premier VIP High Yield

Large Cap Equities	Small/Mid Cap Equities

AXA Premier VIP Aggressive Equity

AXA Premier VIP Large Cap Core

AXA Premier VIP Large Cap Growth

AXA Premier VIP Large Cap Value

EQ/Alliance Common Stock

EQ/Alliance Growth and Income

EQ/Alliance Premier Growth

EQ/Bernstein Diversified Value

EQ/Capital Guardian Research

EQ/Capital Guardian U.S. Equity

EQ/Evergreen Omega

EQ/Janus Large Cap Value

EQ/Marsico Focus

EQ/Mercury Basic Value Equity

EQ/MFS Emerging Growth Companies

EQ/MFS Investors Trust

EQ/Putnam Growth & Income Value

EQ/Putnam Voyager

AXA Premier VIP Small/Mid Cap Growth

AXA Premier VIP Small/Mid Cap Value

EQ/Alliance Small Cap Growth

EQ/FI Mid Cap

EQ/FI Small/Mid Cap Value

EQ/Lazard Small Cap Value

International Equities

AXA Premier VIP International Equity

EQ/Alliance International

EQ/Capital Guardian International

EQ/Emerging Markets Equity

EQ/Putnam International Equity

Please note that the Underlying Portfolios may already be available directly as an investment option in your variable annuity contract or variable life policy and that an investor in any of the AXA Allocation Portfolios bears both the expenses of the particular AXA Allocation Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of an AXA Allocation Portfolio instead of in the AXA Allocation Portfolio itself. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation and rebalancing services provided by Equitable.

2

AXA CONSERVATIVE ALLOCATION PORTFOLIO

Manager:	Equitable

Key Characteristics:

•	High level of principal security

•	Potential for growth through conservative investments

•	Diversification created by some limited stock investment providing higher return potential

Investment Goal

Seeks a high level of current income.

Principal Investment Strategies

This portfolio invests approximately 80% of its assets in Underlying Portfolios that emphasize fixed income investments and approximately 20% of its assets in Underlying Portfolios that emphasize equity investments. Subject to the asset allocation target, the portfolio generally invests its assets in Underlying Portfolios within the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	0%

Large Cap Equity Securities	12.5%

Small/Mid Cap Equity Securities	7.5%

Investment Grade Bonds	70%

High Yield Bonds	10%

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. Equitable may change the asset allocation ranges and the particular Underlying Portfolios in which the Portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Risks Associated with Underlying Portfolios — Since the portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the portfolio.

•	Management Risk — The risk that Equitable’s selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

•	Market Risk — The Underlying Portfolios’ share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Non-Diversification Risk — The portfolio is non-diversified, which means that it can invest its assets in the securities of a limited number of issuers. This strategy may increase the volatility of the portfolio’s investment performance, as it may be more susceptible to risks associated with a single investment than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities. For the AXA Allocation Portfolios, this risk is limited because each portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

Portfolio Performance

Information about portfolio performance is not provided because the portfolio does not have returns for a full calendar year. The inception date for the portfolio is July 31, 2003.

3

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

Manager:	Equitable

Key Characteristics:

•	Provides potential for higher returns along with safety of principal

•	Provides a combination of income and modest capital growth with an emphasis on capital preservation

Investment Goal

Seeks current income and growth of capital, with a greater emphasis on current income.

Principal Investment Strategies

This Portfolio invests approximately 60% of its assets in Underlying Portfolios that emphasize fixed income investments and approximately 40% of its assets in Underlying Portfolios that emphasize equity investments. Subject to the asset allocation target, the portfolio generally invests its assets in Underlying Portfolios within the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	0%

Large Cap Equity Securities	25%

Small/Mid Cap Equity Securities	15%

Investment Grade Bonds	50%

High Yield Bonds	10%

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the Portfolio. Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. Equitable may change the asset allocation ranges and the particular Underlying Portfolios in which the portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Risks Associated with Underlying Portfolios — Since the portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.

•	Management Risk — The risk that Equitable’s selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

•	Market Risk — The Underlying Portfolios’ share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Non-Diversification Risk — The portfolio is non-diversified, which means that it can invest its assets in the securities of a limited number of issuers. This strategy may increase the volatility of the portfolio’s investment performance, as it may be more susceptible to risks associated with a single investment than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities. For the AXA Allocation Portfolios, this risk is limited because each portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

Portfolio Performance

Information about portfolio performance is not provided because the portfolio does not have returns for a full calendar year. The inception date for the portfolio is July 31, 2003.

4

AXA MODERATE ALLOCATION PORTFOLIO

Manager:	Equitable

Key Characteristics:

•	Diversification provided by balance of underlying portfolios investing in growth and undervalued stock

•	Balances higher return potential with a degree of price and income stability

Investment Goal

Seeks long-term capital appreciation and current income.

Principal Investment Strategies

This portfolio invests approximately 52.5% of its assets in Underlying Portfolios that emphasize equity investments and approximately 47.5% of its assets in Underlying Portfolios that emphasize fixed income investments. Subject to the asset allocation target, the portfolio generally invests its assets in Underlying Portfolios within the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	0%

Large Cap Equity Securities	32.5%

Small/Mid Cap Equity Securities	20%

Investment Grade Bonds	37.5%

High Yield Bonds	10%

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. Equitable may change the asset allocation ranges and the particular Underlying Portfolios in which the portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Risks Associated with Underlying Portfolios — Since the portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.

•	Management Risk — The risk that Equitable’s selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

•	Market Risk — The Underlying Portfolios’ share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Non-Diversification Risk — The portfolio is non-diversified, which means that it can invest its assets in the securities of a limited number of issuers. This strategy may increase the volatility of the Portfolio’s investment performance, as it may be more susceptible to risks associated with a single investment than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities. For the AXA Allocation Portfolios, this risk is limited because each portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

5

PORTFOLIO PERFORMANCE

The portfolio’s performance shown below is principally the performance of its predecessor registered investment company. On August 15, 2003, the portfolio merged with EQ/Balanced Portfolio, a series of EQ Advisors Trust, which is a separate trust managed by Equitable, and assumed its operating history and performance record, which, in turn, assumed the operating history and performance record of its predecessor, HRT Alliance Balanced Portfolio, which transferred its assets to the EQ/Balanced Portfolio on October 19, 1999. The performance included in the bar chart and table below for the periods commencing on or after October 19, 1999 is that of EQ/Balanced Portfolio and the performance shown for periods prior to that date is that of HRT Alliance Balanced Portfolio, whose inception date is January 27, 1986. The performance results of these portfolios have been linked for purposes of this presentation.

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future results. This may be particularly true for this portfolio because the portfolio’s predecessor invested directly in a combination of equity and debt securities, while the portfolio invests substantially all of its assets in other mutual funds that emphasize either equity and debt investments. In addition, the portfolio’s predecessor was advised by one investment sub-adviser until May 1, 2000. After that date, the predecessor portfolio employed multiple investment sub-advisers until August 15, 2003, when it merged with the Portfolio.

The following bar chart illustrates the annual total returns for the portfolio’s Class A shares for each of the last ten calendar years of operations.

Calendar Year Annual Total Returns*

Best quarter (% and time period)	Worst quarter (% and time period)

13.88% 1998 (4th Quarter)	-8.44% 2001 (3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class A shares for the one-year, five-year and ten-year periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns

	One Year	Five Years	Ten Years

AXA Moderate Allocation Portfolio	19.40%	3.57%	7.13%

50% S&P 500/50% Lehman Brothers Aggregate Bond Index*†	16.34%	3.44%	9.01%

60% S&P 500/40% Lehman Brothers Aggregate Bond Index*	18.48%	2.67%	9.75%

*	For more information on this index, see “Description of Benchmarks.”
†	Equitable believes this newly selected index reflects more closely the market sectors in which the portfolio invests.

6

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

Manager:	Equitable

Key Characteristics:

•	Potential for long-term growth

•	Broad diversification through underlying portfolios

Investment Goal

Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Principal Investment Strategies

This portfolio invests approximately 77.5% of its assets in Underlying Portfolios that emphasize equity investments and approximately 22.5% of its assets in Underlying Portfolios that emphasize fixed income investments. Subject to the asset allocation target, the Portfolio generally invests its assets in Underlying Portfolios within the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	25%

Large Cap Equity Securities	35%

Small/Mid Cap Equity Securities	17.5%

Investment Grade Bonds	17.5%

High Yield Bonds	5%

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. Equitable may change the asset allocation ranges and the particular Underlying Portfolios in which the portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Risks Associated with Underlying Portfolios — Since the portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.

•	Management Risk — The risk that Equitable’s selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

•	Market Risk — The Underlying Portfolios’ share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Non-Diversification Risk — The portfolio is non-diversified, which means that it can invest its assets in the securities of a limited number of issuers. This strategy may increase the volatility of the portfolio’s investment performance, as it may be more susceptible to risks associated with a single investment than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities. For the AXA Allocation Portfolios, this risk is limited because each portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

Portfolio Performance

Information about portfolio performance is not provided because the portfolio does not have returns for a full calendar year. The inception date for the portfolio is July 31, 2003.

7

AXA AGGRESSIVE ALLOCATION PORTFOLIO

Manager:	Equitable

Key Characteristics:

•	Potential for long-term growth

•	Broad diversification among underlying equity portfolios

Investment Goal

Seeks long-term capital appreciation.

Principal Investment Strategies

This portfolio invests approximately 90% of its assets in Underlying Portfolios that emphasize equity investments and approximately 10% of its assets in Underlying Portfolios that emphasize fixed income investments. Subject to the asset allocation target, the portfolio generally invests its assets in Underlying Portfolios within the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	15%

Large Cap Equity Securities	52.5%

Small/Mid Cap Equity Securities	22.5%

Investment Grade Bonds	10%

High Yield Bonds	0%

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. Equitable has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. Equitable may change the asset allocation ranges and the particular Underlying Portfolios in which the portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Risks Associated with Underlying Portfolios — Since the portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the portfolio.

•	Management Risk — The risk that Equitable’s selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

•	Market Risk — The Underlying Portfolios’ share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Non-Diversification Risk — The portfolio is non-diversified, which means that it can invest its assets in the securities of a limited number of issuers. This strategy may increase the volatility of the portfolio’s investment performance, as it may be more susceptible to risks associated with a single investment than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities. For the AXA Allocation portfolios, this risk is limited because each portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

Portfolio Performance

Information about portfolio performance is not provided because the portfolio does not have returns for a full calendar year. The inception date for the portfolio is July 31, 2003.

8

FEES AND EXPENSES OF THE AXA ALLOCATION PORTFOLIOS

The following tables describe the fees and expenses that you would pay if you buy and hold shares of the AXA Allocation Portfolios. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses. There are no fees or charges to buy or sell shares of the AXA Allocation Portfolios, reinvest dividends or exchange into other Portfolios.

Annual AXA Allocation Portfolio Operating Expenses*

(expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)

AXA Conservative Allocation Portfolio***

Management fee	0.10%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	9.04%

Total operating expenses	9.14%
(Waiver)/expense reimbursement**	(9.04)%

Net operating expenses	0.10%

AXA Conservative-Plus Allocation Portfolio***

Management fee	0.10%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	4.13%

Total operating expenses	4.23%
(Waiver)/expense reimbursement**	(4.13)%

Net operating expenses	0.10%

AXA Moderate Allocation Portfolio***

Management fee	0.10%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.39%

Total operating expenses	0.49%
(Waiver)/expense reimbursement**	(0.39)%

Net operating expenses	0.10%

AXA Moderate-Plus Allocation Portfolio***

Management fee	0.10%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	1.77%

Total operating expenses	1.87%
(Waiver)/expense reimbursement**	(1.77)%

Net operating expenses	0.10%

AXA Aggressive Allocation Portfolio***

Management fee	0.10%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	5.91%

Total operating expenses	6.01%
(Waiver)/expense reimbursement**	(5.91)%

Net operating expenses	0.10%

*	The “Other Expenses” of each portfolio are estimated.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Operating Expenses of each AXA Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management Team — The Manager — Expense Limitation Agreement”.
***	The AXA Allocation Portfolios invest in shares of Underlying Portfolios. Therefore, each AXA Allocation Portfolio will, in addition to its own expenses such as management fees, bear its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio will be reduced by each Underlying Portfolio’s expenses. As of the date of this prospectus, the range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is: Conservative Allocation Portfolio — 0.70% to 0.95%; Conservative-Plus Allocation Portfolio — 0.75% to 1.00%; Moderate Allocation Portfolio — 0.80% to 1.05%; Moderate-Plus Allocation Portfolio — 0.95% to 1.20%; and Aggressive Allocation Portfolio — 0.95% to 1.20%. Thus, the net expense ratio of the Class A shares of each AXA Allocation Portfolio, including the AXA Allocation Portfolio’s direct and indirect expenses, is currently expected to range from: Conservative Allocation Portfolio — 0.80% to 1.05%; Conservative-Plus Allocation Portfolio — 0.85% to 1.10%; Moderate Allocation Portfolio — 1.22% to 1.47%; Moderate-Plus Allocation Portfolio — 1.05% to 1.30%; and Aggressive Allocation Portfolio — 1.05% to 1.30%, after taking into account the fee waiver and expense reimbursement arrangement described above. Absent this arrangement, the total expense ratio of the Class A shares of each AXA Allocation Portfolio would range from: Conservative Allocation Portfolio — 9.84% to 10.09%; Conservative-Plus Allocation Portfolio — 4.98% to 5.23%; Moderate Allocation Portfolio — 1.29% to 1.54%; Moderate-Plus Allocation Portfolio — 2.82% to 3.07%; and Aggressive Allocation Portfolio — 6.96% to 7.21%. This information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

9

FEES AND EXPENSES OF THE AXA ALLOCATION PORTFOLIOS (cont’d)

Example

This Example is intended to help you compare the direct and indirect costs of investing in each AXA Allocation Portfolio with the cost of investing in other investment options. It does not show certain indirect costs of investing, including the costs of Underlying Portfolios.

The Example assumes that:

•	You invest $10,000 in an AXA Allocation Portfolio for the time periods indicated;

•	Your investment has a 5% return each year; and

•	The AXA Allocation Portfolio’s operating expenses remain the same, except that each AXA Allocation Portfolio’s total operating expenses are assumed to be its “Net Operating Expenses” for the period that Equitable has contractually agreed to limit the Portfolio’s total operating expenses and “Total Operating Expenses” for the subsequent periods (as shown in the table above).

This Example should not be considered a representation of past or future expenses of the AXA Allocation Portfolios. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses or the fees and expenses of the Underlying Portfolios. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	AXA Conservative Allocation Portfolio	AXA Conservative-Plus Allocation Portfolio

1 year	$10	$10
3 years	$1,690	$869

	AXA Moderate Allocation Portfolio	AXA Moderate-Plus Allocation Portfolio

1 year	$10	$10
3 years	$117	$408

AXA Aggressive Allocation Portfolio

1 year	$10
3 years	$1,188

10

MORE ABOUT INVESTMENT STRATEGIES & RISKS

Each AXA Allocation Portfolio follows a distinct set of investment strategies. To the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest primarily in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest primarily in fixed income securities, the performance of the portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities.

The AXA Allocation Portfolios also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should an AXA Allocation Portfolio take this action, it may not achieve its investment objective. The AXA Allocation Portfolios also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

The Underlying Portfolios have principal investment strategies that come with inherent risks. Certain Underlying Portfolios may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. Each Underlying Portfolio’s principal risks are described in more detail in the Underlying Portfolio’s prospectus.

Risks of Equity Investments

Each portfolio may invest a portion of its assets in Underlying Portfolios that emphasize investments in equity securities. Therefore, as an investor in a portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. In general, the performance of the Aggressive Allocation, Moderate-Plus Allocation and Moderate Allocation Portfolios will be subject to the risks of investing in equity securities to a greater extent than that of the Conservative Allocation and Conservative-Plus Allocation Portfolios. The risks of investing in equity securities include:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company’s operations.

•	Foreign Investing and Emerging Markets Risk — The value of an Underlying Portfolio’s investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

•	Investment Style Risk — The sub-advisers to the Underlying Portfolios may use a particular style or set of styles, such as “growth” or “value” styles, to select investments for the Underlying Portfolio. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Underlying Portfolio’s share price.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Underlying Portfolio could lose all of its investment in a company’s securities.

•	Small- and Mid-Capitalization Risk — There may be an increased risk for Underlying Portfolios that invest in small and mid-capitalization companies because the common stocks of small-and mid-capitalization companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk — The risk that the strategies used by the Underlying Portfolios’ sub-advisers and their securities selections fail to produce the intended results.

Risks of Fixed Income Investments

Each portfolio may invest a portion of its assets in Underlying Portfolios that invest primarily in debt securities. Therefore, as an investor in a portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Underlying Portfolio’s investment strategies. In addition to bonds, debt securities also include money market instruments.

In general, the performance of the Conservative Allocation and Conservative-Plus Allocation Portfolios will be subject to the risks of investing in fixed income securities to a greater extent than that of the Aggressive Allocation, Moderate-Plus Allocation and Moderate Allocation Portfolios. The risks of invest in fixed income securities include:

•

Credit/Default Risk — The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Lower rated securities involve a substantial risk of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds

11

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s credit worthiness.

•	Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Foreign Investing and Emerging Markets Risk — The value of an Underlying Portfolio’s investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. An Underlying Portfolio could lose all of investments in a company’s securities.

•	Liquidity Risk — The risk that exists when particular investments are difficult to purchase or sell. An Underlying Portfolio’s investment in illiquid securities may reduce the returns of the Underlying Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to an Underlying Portfolio.

•	Mortgage-Backed and Asset-Backed Risk — The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

•	Derivatives Risk — An Underlying Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

•	Portfolio Management Risk — The risk that the strategies used by an Underlying Portfolio’s sub-adviser and its securities selections fail to produce the intended results.

12

MANAGEMENT TEAM

The Manager

The Manager

Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages each AXA Allocation Portfolio. Equitable is an indirect wholly-owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, Equitable is responsible for the general management and administration of the Trust and the AXA Allocation Portfolios. In addition to its managerial responsibilities, Equitable also is responsible for determining the asset allocation range for each AXA Allocation Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for each AXA Allocation Portfolio, Equitable will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by an AXA Allocation Portfolio based on Equitable’s proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. Equitable also will periodically rebalance each AXA Allocation Portfolio’s holdings to bring the asset allocation of an AXA Allocation Portfolio back into alignment with its asset allocation range. Equitable has hired an independent consultant to provide research and consulting services with respect to the Underlying Portfolios, which may assist it with the selection of Underlying Portfolios for inclusion in each Portfolio.

A committee of AXA FMG investment personnel manages each AXA Allocation Portfolio.

Management Fees

Each AXA Allocation Portfolio pays a fee to Equitable for management services at an annual rate of 0.10% of the average daily net assets of each AXA Allocation Portfolio. Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each AXA Allocation Portfolio pays Equitable a fee at an annual rate of 0.15% of the AXA Allocation Portfolio’s total average daily net assets plus $35,000. As noted in the prospectus for each Underlying Portfolio, Equitable and, in certain cases, its affiliates serve as investment manager, investment adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with an AXA Allocation Portfolio.

Expense Limitation Agreement

In the interest of limiting until April 30, 2005 the expenses of each AXA Allocation Portfolio, the Manager has entered into an expense limitation agreement with AXA Premier VIP Trust with respect to the AXA Allocation Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each portfolio’s business), are limited to 0.10%.

Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio’s expense ratio and such reimbursements do not exceed the portfolio’s expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments made, the portfolio will be charged such lower expenses.

13

PORTFOLIO SERVICES

Buying and Selling Shares

Each AXA Allocation Portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. The AXA Allocation Portfolios are not designed for market-timers, see the section entitled “Purchase Restrictions on Market-Timers and Active Traders.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The AXA Allocation Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase Restrictions on Market-Timers and Active Traders

Each AXA Allocation Portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the AXA Allocation Portfolio’s other shareholders or would disrupt the management of the AXA Allocation Portfolio.

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the portfolios. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•	The design of such procedures involves inherently subjective judgments, which we and the Trust seek to make in a fair and reasonable manner consistent with interests of all Contract owners.

If we determine that your transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, we may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) a portfolio within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s aggregate deposits or aggregate redemptions exceed our threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We also currently provide a letter to Contract owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, we may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity. You should consult the Contract prospectus that accompanies this prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular portfolio.

14

PORTFOLIO SERVICES (cont’d)

Selling Restrictions

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

Restriction	Situation

The portfolio may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.

A portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a portfolio to make cash payments as determined in the sole discretion of Equitable.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value	=	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

Shares of the Underlying Portfolios held by the AXA Allocation Portfolios are valued at their net asset value. Other portfolio securities and assets of the Underlying Portfolios are valued based on market price quotations. If market price quotations are not readily available, securities are valued by a method that reflects fair value. If an Underlying Portfolio includes investments that are not sold often or are not sold on any exchanges, the board of trustees of the Underlying Portfolios or its delegate will, in good faith, estimate fair value of these investments. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board of trustees of the Underlying Portfolios believes accurately reflects fair value. This policy is intended to assure that the Underlying Portfolio’s net asset value fairly reflects security values as of the time of pricing. Because foreign securities sometimes trade on days when portfolio shares are not priced, the value of an Underlying Portfolio’s investments that includes such securities may change on days when portfolio shares cannot be purchased or redeemed. Debt obligations maturing within 60 days of the valuation date are valued at amortized cost.

Dividends and Other Distributions

The AXA Allocation Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the portfolios.

15

PORTFOLIO SERVICES (cont’d)

Tax Consequences

Each AXA Allocation Portfolio is treated as a separate entity and intends to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level to the extent they pass through their income and gains to their shareholders by paying dividends. A portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and each portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio in question. Also, portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

It is important for each AXA Allocation Portfolio to maintain its regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If a portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as the investment manager and as the administrator for the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investments should consult with their tax advisers or the insurance company that issued their variable products or refer to their Contract prospectus.

16

DESCRIPTION OF BENCHMARKS

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

Standard & Poor’s 500 Index

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Lehman Brothers Aggregate Bond Index

Covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Brothers Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

17

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the AXA Allocation Portfolios’ Class A and Class B shares. The financial information in the table below is for the fiscal period ended December 31, 2003. The information below has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2003 appears in the Trust’s Annual Report. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

AXA Conservative Allocation Portfolio

	Class A		Class B
	July 31, 2003* to December 31, 2003(c)		July 31, 2003* to December 31, 2003(c)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income	0.53		0.53
Net realized and unrealized gain on investments	0.06		0.05

Total from investment operations	0.59		0.58

Less distributions:
Dividends from net investment income	(0.14)		(0.13)

Net asset value, end of period	$10.45		$10.45

Total return (b)	5.89%		5.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$93		$5,986
Ratio of expenses to average net assets after waivers and reimbursements (a)	0.10%		0.35%
Ratio of expenses to average net assets before waivers and reimbursements (a)	9.14%		9.39%
Ratio of net investment income to average net assets after waivers and reimbursements (a)	12.33	%(i)	12.08	%(i)
Ratio of net investment income to average net assets before waivers and reimbursements (a)	3.29	%(i)	3.04	%(i)
Portfolio turnover rate	9%		9%
Effect of expense limitation during the period:
Per share benefit to net investment income	$0.39		$0.40

18

FINANCIAL HIGHLIGHTS (cont’d)

AXA Conservative-Plus Allocation Portfolio

	Class A		Class B
	July 31, 2003* to December 31, 2003(c)		July 31, 2003* to December 31, 2003(c)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income	0.47		0.46
Net realized and unrealized gain on investments	0.33		0.33

Total from investment operations	0.80		0.79

Less distributions:
Dividends from net investment income	(0.14)		(0.13)

Net asset value, end of period	$10.66		$10.66

Total return (b)	8.02%		7.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$225		$9,486
Ratio of expenses to average net assets after waivers and reimbursements (a)	0.10%		0.35%
Ratio of expenses to average net assets before waivers and reimbursements (a)	4.23%		4.48%
Ratio of net investment income to average net assets after waivers and reimbursements (a)	10.64	%(i)	10.39	%(i)
Ratio of net investment income to average net assets before waivers and reimbursements (a)	6.51	%(i)	6.26	%(i)
Portfolio turnover rate	8%		8%
Effect of expense limitation during the period:
Per share benefit to net investment income	$0.18		$0.18

19

FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate Allocation Portfolio(d)(e)(f)(h)

	Class A						Class B
	Year Ended December 31,						Year Ended December 31,
	2003(c)		2002	2001	2000(c)	1999(c)	2003(c)		2002	2001	2000(c)	1999(c)
Net asset value, beginning of year	$12.54		$14.52	$15.20	$19.18	$18.51	$12.47		$14.45	$15.14	$19.15	$18.51

Income from investment operations:
Net investment income	0.33		0.33	0.40	0.60	0.52	0.30		0.26	0.35	0.55	0.47
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.10		(2.15)	(0.69)	(0.92)	2.69	2.08		(2.10)	(0.67)	(0.93)	2.69

Total from investment operations	2.43		(1.82)	(0.29)	(0.32)	3.21	2.38		(1.84)	(0.32)	(0.38)	3.16

Less distributions:
Dividends from net investment income	(0.34)		(0.16)	(0.39)	(0.62)	(0.56)	(0.30)		(0.14)	(0.37)	(0.59)	(0.54)
Distributions from net realized gains	—		—	—	(3.04)	(1.98)	—		—	—	(3.04)	(1.98)

Total dividends and distributions	(0.34)		(0.16)	(0.39)	(3.66)	(2.54)	(0.30)		(0.14)	(0.37)	(3.63)	(2.52)

Net asset value, end of year	$14.63		$12.54	$14.52	$15.20	$19.18	$14.55		$12.47	$14.45	$15.14	$19.15

Total return	19.40%		(12.52)%	(1.85)%	(1.32)%	17.79%	19.11%		(12.71)%	(2.08)%	(1.58)%	17.50%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,141,256		$2,908,058	$2,122,401	$1,914,143	$2,126,313	$1,261,402		$665,088	$359,212	$41,282	$10,701
Ratio of expenses to average net assets after waivers	0.42%		0.65%	0.65%	N/A	N/A	0.67%		0.90%	0.90%	N/A	N/A
Ratio of expenses to average net assets after waivers and fees paid indirectly	0.37%		0.63%	N/A	N/A	N/A	0.62%		0.88%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly	0.49%		0.66%	0.65%	0.59%	0.44%	0.74%		0.91%	0.90%	0.84%	0.69%
Ratio of net investment income to average net assets after waivers	2.42%		1.91%	2.74%	N/A	N/A	2.17%		1.66%	3.72%	N/A	N/A
Ratio of net investment income to average net assets after waivers and fees paid indirectly	2.47%		1.93%	N/A	N/A	N/A	2.22%		1.68%	N/A	N/A	N/A
Ratio of net investment income to average net assets before waivers and fees paid indirectly	2.35%		1.90%	2.74%	3.17%	2.68%	2.10%		1.65%	3.72%	2.92%	2.43%
Portfolio turnover rate	324	%(g)	337%	184%	183%	107%	324	%(g)	337%	184%	183%	107%
Effect of expense limitation during the year:
Per share benefit to net investment income	$0.01		$— #	$—	N/A	N/A	$0.01		$— #	$—	N/A	N/A

20

FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate-Plus Allocation Portfolio

	Class A		Class B
	July 31, 2003* to December 31, 2003		July 31, 2003* to December 31, 2003
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income	0.09		0.08
Net realized and unrealized gain on investments	1.17		1.17

Total from investment operations	1.26		1.25

Less distributions:
Dividends from net investment income	(0.09)		(0.08)

Net asset value, end of period	$11.17		$11.17

Total return (b)	12.62%		12.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,179		$28,383
Ratio of expenses to average net assets after waivers and reimbursements (a)	0.10%		0.35%
Ratio of expenses to average net assets before waivers and reimbursements (a)	1.87%		2.12%
Ratio of net investment income to average net assets after waivers and reimbursements (a)	6.91	%(i)	6.66	%(i)
Ratio of net investment income to average net assets before waivers and reimbursements (a)	5.14	%(i)	4.89	%(i)
Portfolio turnover rate	2%		2%
Effect of expense limitation during the period:
Per share benefit to net investment income	$0.02		$0.02

21

FINANCIAL HIGHLIGHTS (cont’d)

AXA Aggressive Allocation Portfolio

	Class A		Class B
	July 31, 2003* to December 31, 2003(c)		July 31, 2003* to December 31, 2003(c)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income	0.15		0.14
Net realized and unrealized gain on investments	1.16		1.16

Total from investment operations	1.31		1.30

Less distributions:
Dividends from net investment income	(0.05)		(0.04)

Net asset value, end of period	$11.26		$11.26

Total return (b)	13.08%		12.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$555		$7,807
Ratio of expenses to average net assets after waivers and reimbursements (a)	0.10%		0.35%
Ratio of expenses to average net assets before waivers and reimbursements (a)	6.01%		6.26%
Ratio of net investment income to average net assets after waivers and reimbursements (a)	3.38	%(i)	3.13	%(i)
Ratio of net investment loss to average net assets before waivers and reimbursements (a)	(2.53	)%(i)	(2.78	)%(i)
Portfolio turnover rate	2%		2%
Effect of expense limitation during the period:
Per share benefit to net investment income	$0.27		$0.27

22

FINANCIAL HIGHLIGHTS (cont’d)

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Net investment income and capital changes are based on monthly average shares outstanding.
(d)	On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.
(e)	On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Balanced Portfolio.
(f)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.
(g)	Reflects purchases and sales from change in investment strategy due to reorganization.
(h)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Balanced Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 1999 through August 14, 2003 is that of the predecessor EQ/Balanced Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Balanced Portfolio from January 1, 2003 through August 14, 2003.
(i)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.

23

If you would like more information about the AXA Allocation Portfolios, the following document is available free upon request.

Statement of Additional Information (SAI) — Provides more detailed information about the AXA Allocation Portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

To order a free copy of the AXA Allocation Portfolios’ SAI,

contact your financial professional, or the AXA Allocation Portfolios at:

AXA Premier VIP Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 866-231-8585

Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require

Information about the AXA Allocation Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102

AXA Premier VIP Trust

AXA Allocation Portfolios

AXA Conservative Allocation Portfolio	AXA Moderate Allocation Portfolio
AXA Conservative-Plus Allocation Portfolio	AXA Moderate-Plus Allocation Portfolio
AXA Aggressive Allocation Portfolio

(Investment Company Act File No. 811-10509)

© 2004 AXA Premier VIP Trust

PROSPECTUS MAY 1, 2004

AXA PREMIER VIP TRUST

AXA Allocation Portfolios

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio

AXA Aggressive Allocation Portfolio

The Securities and Exchange Commission has not approved any portfolio’s shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AXA Premier VIP Trust (“Trust”) is comprised of sixteen (16) distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes the Class B shares of the five (5) AXA Allocation Portfolios of the Trust. Each Allocation Portfolio is a non-diversified portfolio. The AXA Allocation Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Information on each Allocation Portfolio, including investment objective, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of each AXA Allocation Portfolio may be changed without a shareholder vote.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”) issued or to be issued by The Equitable Life Assurance Society of the United States* (“Equitable”) or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract. Not all of the portfolios may be available under your Contract or under your retirement plan. You should consult your Contract prospectus or retirement plan documents to see which portfolios are available.

The investment manager to the AXA Allocation Portfolios is Equitable. Information regarding Equitable is included under “Management Team” in this prospectus.

The co-distributors for each AXA Allocation Portfolio are AXA Advisors, LLC and AXA Distributors, LLC (“Co-Distributors”).

An investment in an AXA Allocation Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these portfolios, be sure to read all risk disclosures carefully before investing.

*	Effective on or about September 7, 2004, subject to regulatory approval, the name “The Equitable Life Assurance Society of the United States” is anticipated to be changed to “AXA Equitable Life Insurance Company.” When the name change becomes effective, all references in any current prospectus or prospectus supplement to “The Equitable Life Assurance Society of the United States,” “Equitable Life,” or “Equitable” will become references to “AXA Equitable Life Insurance Company.”

Table of

THE AXA ALLOCATION PORTFOLIOS AT A GLANCE

The AXA Allocation Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in one or more of the AXA Allocation Portfolios based on their risk tolerance, investment time horizons and personal investment goals.

There are five AXA Allocation Portfolios — AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio. Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds (the “Underlying Portfolios”) managed by Equitable. The chart below illustrates each AXA Allocation Portfolio according to its relative emphasis on seeking income and seeking growth of capital:

AXA Allocation Portfolio	Income	Growth of Capital

Conservative Allocation Portfolio	High	Low

Conservative-Plus Allocation Portfolio	Medium to High	Low to Medium

Moderate Allocation Portfolio	Medium	Medium to High

Moderate-Plus Allocation Portfolio	Low	Medium to High

Aggressive Allocation Portfolio	Low	High

The asset allocation target for each AXA Allocation Portfolio has been established by Equitable under the oversight of the Board of Trustees of the Trust (“Board”) and may be changed at any time without shareholder approval. Subject to the asset allocation target for each AXA Allocation Portfolio, Equitable, as the investment manager, establishes specific target investment percentages for each asset category and each Underlying Portfolio in which an AXA Allocation Portfolio invests based on Equitable’s proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. In addition, Equitable selects the Underlying Portfolios in which each AXA Allocation Portfolio invests. Equitable may add new Underlying Portfolios or replace existing Underlying Portfolios. Each AXA Allocation Portfolio may temporarily deviate from its asset allocation range for defensive purposes. The following chart describes the current and anticipated allocation among the range of equities and bonds for each AXA Allocation Portfolio.

Asset Class	Conservative Allocation	Conservative-Plus Allocation	Moderate Allocation	Moderate-Plus Allocation	Aggressive Allocation

Range of Equities*	20%	40%	52.5%	77.5%	90%

• International	0%	0%	0%	25%	15%

• Large Cap	12.5%	25%	32.5%	35%	52.5%

• Small/Mid Cap	7.5%	15%	20%	17.5%	22.5%

Range of Bonds*	80%	60%	47.5%	22.5%	10%

• Investment Grade	70%	50%	37.5%	17.5%	10%

• High Yield	10%	10%	10%	5%	0%

*	Actual allocations can deviate from the amounts shown above by 15% for each asset category. Each AXA Allocation Portfolio may temporarily deviate from its asset allocation target for defensive purposes.

1

THE AXA ALLOCATION PORTFOLIOS AT A GLANCE (cont’d)

From time to time, an AXA Allocation Portfolio may deviate from its asset allocation target and from the target investment percentages for each asset category in which it invests as a result of appreciation or depreciation of the shares of the Underlying Portfolios in which it invests. The AXA Allocation Portfolios have adopted certain policies to reduce the likelihood of such an occurrence. First, Equitable will rebalance each AXA Allocation Portfolio’s holdings on at least a quarterly basis. Rebalancing is the process of bringing the asset allocation of an AXA Allocation Portfolio back into alignment with its target allocations. Second, Equitable will not allocate any new investment dollars to any Underlying Portfolio in an asset class or category whose maximum percentage has been exceeded. Third, Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios in any asset class or category whose minimum percentage has not been achieved.

In order to give you a better understanding of the types of Underlying Portfolios that fall within a particular asset category, the table below lists the Underlying Portfolios, divided by asset category, in which the AXA Allocation Portfolios currently may invest. Each of the Underlying Portfolios is advised by Equitable and sub-advised by other advisers, certain of which are affiliates of Equitable. You should be aware that in addition to the fees directly associated with an AXA Allocation Portfolio, you will also indirectly bear the fees of the Underlying Portfolios, which include management and administration fees paid to Equitable, and in certain instances, advisory fees paid by Equitable to its affiliates.

Investment Grade Bond	High Yield Bond

AXA Premier VIP Core Bond EQ/Alliance Intermediate Government Securities EQ/Alliance Quality Bond EQ/J.P. Morgan Core Bond	AXA Premier VIP High Yield

Large Cap Equities	Small/Mid Cap Equities

AXA Premier VIP Aggressive Equity

AXA Premier VIP Large Cap Core

AXA Premier VIP Large Cap Growth

AXA Premier VIP Large Cap Value

EQ/Alliance Common Stock

EQ/Alliance Growth and Income

EQ/Alliance Premier Growth

EQ/Bernstein Diversified Value

EQ/Capital Guardian Research

EQ/Capital Guardian U.S. Equity

EQ/Evergreen Omega

EQ/Janus Large Cap Value

EQ/Marsico Focus

EQ/Mercury Basic Value Equity

EQ/MFS Emerging Growth Companies

EQ/MFS Investors Trust

EQ/Putnam Growth & Income Value

EQ/Putnam Voyager

AXA Premier VIP Small/Mid Cap Growth

AXA Premier VIP Small/Mid Cap Value

EQ/Alliance Small Cap Growth

EQ/FI Mid Cap

EQ/FI Small/Mid Cap Value

EQ/Lazard Small Cap Value

International Equities

AXA Premier VIP International Equity

EQ/Alliance International

EQ/Capital Guardian International

EQ/Emerging Markets Equity

EQ/Putnam International Equity

Please note that the Underlying Portfolios may already be available directly as an investment option in your variable annuity contract or variable life policy and that an investor in any of the AXA Allocation Portfolios bears both the expenses of the particular AXA Allocation Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of an AXA Allocation Portfolio instead of in the AXA Allocation Portfolio itself. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation and rebalancing services provided by Equitable.

2

AXA CONSERVATIVE ALLOCATION PORTFOLIO

Manager:	Equitable

Key Characteristics:

•	High level of principal security

•	Potential for growth through conservative investments

•	Diversification created by some limited stock investment providing higher return potential

Investment Goal

Seeks a high level of current income.

Principal Investment Strategies

This portfolio invests approximately 80% of its assets in Underlying Portfolios that emphasize fixed income investments and approximately 20% of its assets in Underlying Portfolios that emphasize equity investments. Subject to this asset allocation target, the portfolio generally invests its assets in Underlying Portfolios within the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	0%

Large Cap Equity Securities	12.5%

Small/Mid Cap Equity Securities	7.5%

Investment Grade Bonds	70%

High Yield Bonds	10%

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. Equitable may change the asset allocation ranges and the particular Underlying Portfolios in which the Portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Risks Associated with Underlying Portfolios — Since the portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the portfolio.

•	Management Risk — The risk that Equitable’s selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

•	Market Risk — The Underlying Portfolios’ share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Non-Diversification Risk — The portfolio is non-diversified, which means that it can invest its assets in the securities of a limited number of issuers. This strategy may increase the volatility of the portfolio’s investment performance, as it may be more susceptible to risks associated with a single investment than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities. For the AXA Allocation Portfolios, this risk is limited because each portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

Portfolio Performance

Information about portfolio performance is not provided because the portfolio does not have returns for a full calendar year. The inception date for the portfolio is July 31, 2003.

3

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

Manager:	Equitable

Key Characteristics:

•	Provides potential for higher returns along with safety of principal

•	Provides a combination of income and modest capital growth with an emphasis on capital preservation

Investment Goal

Seeks current income and growth of capital, with a greater emphasis on current income.

Principal Investment Strategies

This Portfolio invests approximately 60% of its assets in Underlying Portfolios that emphasize fixed income investments and approximately 40% of its assets in Underlying Portfolios that emphasize equity investments. Subject to this asset allocation target, the portfolio generally invests its assets in Underlying Portfolios within the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	0%

Large Cap Equity Securities	25%

Small/Mid Cap Equity Securities	15%

Investment Grade Bonds	50%

High Yield Bonds	10%

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the Portfolio. Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. Equitable may change the asset allocation ranges and the particular Underlying Portfolios in which the portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Risks Associated with Underlying Portfolios — Since the portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.

•	Management Risk — The risk that Equitable’s selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

•	Market Risk — The Underlying Portfolios’ share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Non-Diversification Risk — The portfolio is non-diversified, which means that it can invest its assets in the securities of a limited number of issuers. This strategy may increase the volatility of the portfolio’s investment performance, as it may be more susceptible to risks associated with a single investment than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities. For the AXA Allocation Portfolios, this risk is limited because each portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

Portfolio Performance

Information about portfolio performance is not provided because the portfolio does not have returns for a full calendar year. The inception date for the portfolio is July 31, 2003.

4

AXA MODERATE ALLOCATION PORTFOLIO

Manager:	Equitable

Key Characteristics:

•	Diversification provided by balance of underlying portfolios investing in growth and undervalued stock

•	Balances higher return potential with a degree of price and income stability

Investment Goal

Seeks long-term capital appreciation and current income.

Principal Investment Strategies

This portfolio invests approximately 52.5% of its assets in Underlying Portfolios that emphasize equity investments and approximately 47.5% of its assets in Underlying Portfolios that emphasize fixed income investments. Subject to this asset allocation target, the portfolio generally invests its assets in Underlying Portfolios within the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	0%

Large Cap Equity Securities	32.5%

Small/Mid Cap Equity Securities	20%

Investment Grade Bonds	37.5%

High Yield Bonds	10%

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. Equitable may change the asset allocation ranges and the particular Underlying Portfolios in which the portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Risks Associated with Underlying Portfolios — Since the portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.

•	Management Risk — The risk that Equitable’s selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

•	Market Risk — The Underlying Portfolios’ share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Non-Diversification Risk — The portfolio is non-diversified, which means that it can invest its assets in the securities of a limited number of issuers. This strategy may increase the volatility of the Portfolio’s investment performance, as it may be more susceptible to risks associated with a single investment than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities. For the AXA Allocation Portfolios, this risk is limited because each portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

5

Portfolio Performance

The portfolio’s performance shown below is principally the performance of its predecessor registered investment company. On August 15, 2003, the portfolio merged with EQ/Balanced Portfolio, a series of EQ Advisors Trust, which is a separate trust managed by Equitable, and assumed its operating history and performance record, which, in turn, assumed the operating history and performance record of its predecessor, HRT Alliance Balanced Portfolio, which transferred its assets to the EQ/Balanced Portfolio on October 19, 1999. The performance included in the bar chart and table below for the periods commencing on or after October 19, 1999 is that of EQ/Balanced Portfolio and the performance shown for periods prior to that date is that of HRT Alliance Balanced Portfolio, whose inception date is January 27, 1986. The performance results of these portfolios have been linked for purposes of this presentation.

The following information gives some indication of the risks of an investment in the portfolio by showing yearly changes in the portfolio’s performance and by comparing the portfolio’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio’s historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future results. This may be particularly true for this portfolio because the portfolio’s predecessor invested directly in a combination of equity and debt securities, while the portfolio invests substantially all of its assets in other mutual funds that emphasize either equity and debt investments. In addition, the portfolio’s predecessor was advised by one investment sub-adviser until May 1, 2000. After that date, the predecessor portfolio employed multiple investment sub-advisers until August 15, 2003, when it merged with the Portfolio.

The following bar chart illustrates the annual total returns for the portfolio’s Class B shares for each of the last ten calendar years of operations.

Calendar Year Annual Total Returns*

Best quarter (% and time period)	Worst quarter (% and time period)

13.82% (1998 4th Quarter)	-8.49% (2001 3rd Quarter)

The table below shows how the average annual total returns for the portfolio’s Class B shares for the one-year, five-year and ten-year periods ended December 31, 2003 compare to those of a broad-based index.

Average Annual Total Returns*

	One Year	Five Years	Ten Years

AXA Moderate Allocation Portfolio	19.11%	3.31%	6.91%

50% S&P 500/50% Lehman Brothers Aggregate Bond Index**†	16.34%	3.44%	9.01%

60% S&P 500/40% Lehman Brothers Aggregate Bond Index**	18.48%	2.67%	9.75%

*	For periods prior to the inception of Class IB shares of the predecessor portfolio (July 8, 1998), performance information shown is the performance of Class IA shares of that portfolio adjusted to reflect the 12b-1 fees paid by Class IB shares.
**	For more information on this index, see “Description of Benchmarks.”
†	Equitable believes this newly selected index reflects more closely the market sectors in which the portfolio invests.

6

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

Manager:	Equitable

Key Characteristics:

•	Potential for long-term growth

•	Broad diversification through underlying portfolios

Investment Goal

Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Principal Investment Strategies

This portfolio invests approximately 77.5% of its assets in Underlying Portfolios that emphasize equity investments and approximately 22.5% of its assets in Underlying Portfolios that emphasize fixed income investments. Subject to this asset allocation target, the Portfolio generally invests its assets in Underlying Portfolios within the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	25%

Large Cap Equity Securities	35%

Small/Mid Cap Equity Securities	17.5%

Investment Grade Bonds	17.5%

High Yield Bonds	5%

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. Equitable has based the target investment percentages for the portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. Equitable may change the asset allocation ranges and the particular Underlying Portfolios in which the portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Risks Associated with Underlying Portfolios — Since the portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.

•	Management Risk — The risk that Equitable’s selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

•	Market Risk — The Underlying Portfolios’ share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Non-Diversification Risk — The portfolio is non-diversified, which means that it can invest its assets in the securities of a limited number of issuers. This strategy may increase the volatility of the portfolio’s investment performance, as it may be more susceptible to risks associated with a single investment than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities. For the AXA Allocation Portfolios, this risk is limited because each portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

Portfolio Performance

Information about portfolio performance is not provided because the portfolio does not have returns for a full calendar year. The inception date for the portfolio is July 31, 2003.

7

AXA AGGRESSIVE ALLOCATION PORTFOLIO

Manager:	Equitable

Key Characteristics:

•	Potential for long-term growth

•	Broad diversification among underlying equity portfolios

Investment Goal

Seeks long-term capital appreciation.

Principal Investment Strategies

This portfolio invests approximately 90% of its assets in Underlying Portfolios that emphasize equity investments and approximately 10% of its assets in Underlying Portfolios that emphasize fixed income investments. Subject to this asset allocation target, the portfolio generally invests its assets in Underlying Portfolios within the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	15%

Large Cap Equity Securities	52.5%

Small/Mid Cap Equity Securities	22.5%

Investment Grade Bonds	10%

High Yield Bonds	0%

This portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the portfolio. Equitable has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the portfolio’s investment objective. Equitable may change the asset allocation ranges and the particular Underlying Portfolios in which the portfolio invests.

Principal Investment Risks

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

•	Risks Associated with Underlying Portfolios — Since the portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the portfolio.

•	Management Risk — The risk that Equitable’s selection of the Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Underlying Portfolios, may not produce the desired results.

•	Market Risk — The Underlying Portfolios’ share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•	Non-Diversification Risk — The portfolio is non-diversified, which means that it can invest its assets in the securities of a limited number of issuers. This strategy may increase the volatility of the portfolio’s investment performance, as it may be more susceptible to risks associated with a single investment than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities. For the AXA Allocation portfolios, this risk is limited because each portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

More information about the risks of an investment in the portfolio is provided below in “More About Investment Strategies & Risks.”

Portfolio Performance

Information about portfolio performance is not provided because the portfolio does not have returns for a full calendar year. The inception date for the portfolio is July 31, 2003.

8

FEES AND EXPENSES OF THE AXA ALLOCATION PORTFOLIOS

The following tables describe the fees and expenses that you would pay if you buy and hold shares of the AXA Allocation Portfolios (Class B shares)†. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses. There are no fees or charges to buy or sell shares of the AXA Allocation Portfolios, reinvest dividends or exchange into other Portfolios.

Annual AXA Allocation Portfolio Operating Expenses*

(expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)

AXA Conservative Allocation Portfolio***

Management fee	0.10%
Distribution and/or service (12b-1) fees†	0.25%
Other expenses	9.04%

Total operating expenses	9.39%
(Waiver) expense reimbursement**	(9.04)%

Net operating expenses	0.35%

AXA Conservative-Plus Allocation Portfolio***

Management fee	0.10%
Distribution and/or service (12b-1) fees†	0.25%
Other expenses	4.13%

Total operating expenses	4.48%
(Waiver) expense reimbursement**	(4.13)%

Net operating expenses	0.35%

AXA Moderate Allocation Portfolio***

Management fee	0.10%
Distribution and/or service (12b-1) fees†	0.25%
Other expenses	0.39%

Total operating expenses	0.74%
(Waiver) expense reimbursement**	(0.39)%

Net operating expenses	0.35%

AXA Moderate-Plus Allocation Portfolio***

Management fee	0.10%
Distribution and/or service (12b-1) fees†	0.25%
Other expenses	1.77%

Total operating expenses	2.12%
(Waiver) expense reimbursement**	(1.77)%

Net operating expenses	0.35%

AXA Aggressive Allocation Portfolio***

Management fee	0.10%
Distribution and/or service (12b-1) fees†	0.25%
Other expenses	5.91%

Total operating expenses	6.26%
(Waiver) expense reimbursement**	(5.91)%

Net operating expenses	0.35%

†	Class A shares do not have any distribution and/or service (12b-1) fees.
*	The “Other Expenses” of each portfolio are estimated.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses until April 30, 2005 (“Expense Limitation Agreement”) so that the Total Operating Expenses of each AXA Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management Team — The Manager — Expense Limitation Agreement”.
***	The AXA Allocation Portfolios invest in shares of Underlying Portfolios. Therefore, each AXA Allocation Portfolio will, in addition to its own expenses such as management fees, bear its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio will be reduced by each Underlying Portfolio’s expenses. As of the date of this prospectus, the range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is: Conservative Allocation Portfolio — 0.70% to 0.95%; Conservative-Plus Allocation Portfolio — 0.75% to 1.00%; Moderate Allocation Portfolio — 0.80% to 1.05%; Moderate-Plus Allocation Portfolio — 0.95% to 1.20%; and Aggressive Allocation Portfolio — 0.95% to 1.20%. Thus, the net expense ratio of the Class B shares of each AXA Allocation Portfolio, including the AXA Allocation Portfolio’s direct and indirect expenses, is currently expected to range from: Conservative Allocation Portfolio — 1.05% to 1.30%; Conservative-Plus Allocation Portfolio — 1.10% to 1.35%; Moderate Allocation Portfolio — 1.47% to 1.72%; Moderate-Plus Allocation Portfolio — 1.30% to 1.55%; and Aggressive Allocation Portfolio — 1.30% to 1.55%, after taking into account the fee waiver and expense reimbursement arrangement described above. Absent this arrangement, the total expense ratio of the Class B shares of each AXA Allocation Portfolio would range from: Conservative Allocation Portfolio — 10.09% to 10.34%; Conservative-Plus Allocation Portfolio — 5.23% to 5.48%; Moderate Allocation Portfolio — 1.54% to 1.79%; Moderate-Plus Allocation Portfolio — 3.07% to 3.32%; and Aggressive Allocation Portfolio — 7.21% to 7.46%. This information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

9

FEES AND EXPENSES OF THE AXA ALLOCATION PORTFOLIOS (cont’d)

Example

This Example is intended to help you compare the direct and indirect costs of investing in each AXA Allocation Portfolio with the cost of investing in other investment options. It does not show certain indirect costs of investing, including the costs of Underlying Portfolios.

The Example assumes that:

•	You invest $10,000 in an AXA Allocation Portfolio for the time periods indicated;

•	Your investment has a 5% return each year; and

•	The AXA Allocation Portfolio’s operating expenses remain the same, except that each AXA Allocation Portfolio’s total operating expenses are assumed to be its “Net Operating Expenses” for the period that Equitable has contractually agreed to limit the Portfolio’s total operating expenses and “Total Operating Expenses” for the subsequent periods (as shown in the table above).

This Example should not be considered a representation of past or future expenses of the AXA Allocation Portfolios. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses or the fees and expenses of the Underlying Portfolios. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	AXA Conservative Allocation Portfolio	AXA Conservative-Plus Allocation Portfolio

1 year	$34	$35
3 years	$1,752	$940

	AXA Moderate Allocation Portfolio	AXA Moderate-Plus Allocation Portfolio

1 year	$36	$36
3 years	$197	$484

AXA Aggressive Allocation Portfolio

1 year	$35
3 years	$1,255

10

MORE ABOUT INVESTMENT STRATEGIES & RISKS

Each AXA Allocation Portfolio follows a distinct set of investment strategies. To the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest primarily in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest primarily in fixed income securities, the performance of the portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities.

The AXA Allocation Portfolios also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should an AXA Allocation Portfolio take this action, it may not achieve its investment objective. The AXA Allocation Portfolios also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

The Underlying Portfolios have principal investment strategies that come with inherent risks. Certain Underlying Portfolios may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. Each Underlying Portfolio’s principal risks are described in more detail in the Underlying Portfolio’s prospectus.

Risks of Equity Investments

Each portfolio may invest a portion of its assets in Underlying Portfolios that emphasize investments in equity securities. Therefore, as an investor in a portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. In general, the performance of the Aggressive Allocation, Moderate-Plus Allocation and Moderate Allocation Portfolios will be subject to the risks of investing in equity securities to a greater extent than that of the Conservative Allocation and Conservative-Plus Allocation Portfolios. The risks of investing in equity securities include:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company’s operations.

•	Foreign Investing and Emerging Markets Risk — The value of an Underlying Portfolio’s investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

•	Investment Style Risk — The sub-advisers to the Underlying Portfolios may use a particular style or set of styles, such as “growth” or “value” styles, to select investments for the Underlying Portfolio. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Underlying Portfolio’s share price.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Underlying Portfolio could lose all of its investment in a company’s securities.

•	Small- and Mid-Capitalization Risk — There may be an increased risk for Underlying Portfolios that invest in small and mid-capitalization companies because the common stocks of small-and mid-capitalization companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk — The risk that the strategies used by the Underlying Portfolios’ sub-advisers and their securities selections fail to produce the intended results.

Risks of Fixed Income Investments

Each portfolio may invest a portion of its assets in Underlying Portfolios that invest primarily in debt securities. Therefore, as an investor in a portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Underlying Portfolio’s investment strategies. In addition to bonds, debt securities also include money market instruments.

In general, the performance of the Conservative Allocation and Conservative-Plus Allocation Portfolios will be subject to the risks of investing in fixed income securities to a greater extent than that of the Aggressive Allocation, Moderate-Plus Allocation and Moderate Allocation Portfolios. The risks of invest in fixed income securities include:

•

Credit/Default Risk — The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Lower rated securities involve a substantial risk of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade

11

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

securities due to actual or perceived changes to an issuer’s credit worthiness.

•	Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Foreign Investing and Emerging Markets Risk — The value of an Underlying Portfolio’s investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. An Underlying Portfolio could lose all of investments in a company’s securities.

•	Liquidity Risk — The risk that exists when particular investments are difficult to purchase or sell. An Underlying Portfolio’s investment in illiquid securities may reduce the returns of the Underlying Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to an Underlying Portfolio.

•	Mortgage-Backed and Asset-Backed Risk — The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

•	Derivatives Risk — An Underlying Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

•	Portfolio Management Risk — The risk that the strategies used by an Underlying Portfolio’s sub-adviser and its securities selections fail to produce the intended results.

12

MANAGEMENT TEAM

The Manager

The Manager

Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages each AXA Allocation Portfolio. Equitable is an indirect wholly-owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, Equitable is responsible for the general management and administration of the Trust and the AXA Allocation Portfolios. In addition to its managerial responsibilities, Equitable also is responsible for determining the asset allocation range for each AXA Allocation Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for each AXA Allocation Portfolio, Equitable will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by an AXA Allocation Portfolio based on Equitable’s proprietary investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. Equitable also will periodically rebalance each AXA Allocation Portfolio’s holdings to bring the asset allocation of an AXA Allocation Portfolio back into alignment with its asset allocation range. Equitable has hired an independent consultant to provide research and consulting services with respect to the Underlying Portfolios, which may assist it with the selection of Underlying Portfolios for inclusion in each Portfolio.

A committee of AXA FMG investment personnel manages each AXA Allocation Portfolio.

Management Fees

Each AXA Allocation Portfolio pays a fee to Equitable for management services at an annual rate of 0.10% of the average daily net assets of each AXA Allocation Portfolio. Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each AXA Allocation Portfolio pays Equitable a fee at an annual rate of 0.15% of the AXA Allocation Portfolio’s total average daily net assets plus $35,000. As noted in the prospectus for each Underlying Portfolio, Equitable and, in certain cases, its affiliates serve as investment manager, investment adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with an AXA Allocation Portfolio.

Expense Limitation Agreement

In the interest of limiting until April 30, 2005 the expenses of each AXA Allocation Portfolio, the Manager has entered into an expense limitation agreement with AXA Premier VIP Trust with respect to the AXA Allocation Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each portfolio’s business), are limited to 0.35%.

Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio’s expense ratio and such reimbursements do not exceed the portfolio’s expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments made, the portfolio will be charged such lower expenses.

13

PORTFOLIO SERVICES

Buying and Selling Shares

Each AXA Allocation Portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. The AXA Allocation Portfolios are not designed for market-timers, see the section entitled “Purchase Restrictions on Market-Timers and Active Traders.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The AXA Allocation Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase Restrictions on Market-Timers and Active Traders

Each AXA Allocation Portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the AXA Allocation Portfolio’s other shareholders or would disrupt the management of the AXA Allocation Portfolio.

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the portfolios. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•	The design of such procedures involves inherently subjective judgments, which we and the Trust seek to make in a fair and reasonable manner consistent with interests of all Contract owners.

If we determine that your transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, we may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) a portfolio within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s aggregate deposits or aggregate redemptions exceed our threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We also currently provide a letter to Contract owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, we may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity. You should consult the Contract prospectus that accompanies this prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we maybe unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular portfolio.

14

PORTFOLIO SERVICES (cont’d)

Selling Restrictions

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

Restriction	Situation

The portfolio may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.

A portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a portfolio to make cash payments as determined in the sole discretion of Equitable.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value	=	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

Shares of the Underlying Portfolios held by the AXA Allocation Portfolios are valued at their net asset value. Other portfolio securities and assets of the Underlying Portfolios are valued based on market price quotations. If market price quotations are not readily available, securities are valued by a method that reflects fair value. If an Underlying Portfolio includes investments that are not sold often or are not sold on any exchanges, the board of trustees of the Underlying Portfolios or its delegate will, in good faith, estimate fair value of these investments. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board of trustees of the Underlying Portfolios believes accurately reflects fair value. This policy is intended to assure that the Underlying Portfolio’s net asset value fairly reflects security values as of the time of pricing. Because foreign securities sometimes trade on days when portfolio shares are not priced, the value of an Underlying Portfolio’s investments that includes such securities may change on days when portfolio shares cannot be purchased or redeemed. Debt obligations maturing within 60 days of the valuation date are valued at amortized cost.

Dividends and Other Distributions

The AXA Allocation Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the portfolios.

Tax Consequences

Each AXA Allocation Portfolio is treated as a separate entity and intends to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level to the extent they pass through their income and gains to their shareholders by paying dividends. A portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and each portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio in question. Also, portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

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PORTFOLIO SERVICES (cont’d)

It is important for each AXA Allocation Portfolio to maintain its regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If a portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as the investment manager and as the administrator for the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investments should consult with their tax advisers or the insurance company that issued their variable products or refer to their Contract prospectus.

Additional Information

Compensation to Securities Dealers

The AXA Allocation Portfolios are distributed by AXA Advisors, LLC and AXA Distributors, LLC, the Co-distributors. The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the AXA Allocation Portfolios’ Class B shares. Under the plan, Class B shares pay each of the Co-distributors an annual fee to compensate them for promoting, selling and servicing shares of the AXA Allocation Portfolios. The annual fee is equal to 0.25% of each portfolio’s average daily net assets. Because these distribution fees are paid out of the AXA Allocation Portfolio’s assets on an ongoing basis, over time these fees for Class B shares will increase the cost of your investment and may cost you more than paying other types of sales charges.

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DESCRIPTION OF BENCHMARKS

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

Standard & Poor’s 500 Index

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Lehman Brothers Aggregate Bond Index

Covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Brothers Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the AXA Allocation Portfolios’ Class A and Class B shares. The financial information in the table below is for the fiscal period ended December 31, 2003. The information below has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2003 appears in the Trust’s Annual Report. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

AXA Conservative Allocation Portfolio

	Class A		Class B
	July 31, 2003* to December 31, 2003(c)		July 31, 2003* to December 31, 2003(c)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income	0.53		0.53
Net realized and unrealized gain on investments	0.06		0.05

Total from investment operations	0.59		0.58

Less distributions:
Dividends from net investment income	(0.14)		(0.13)

Net asset value, end of period	$10.45		$10.45

Total return (b)	5.89%		5.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$93		$5,986
Ratio of expenses to average net assets after waivers and reimbursements (a)	0.10%		0.35%
Ratio of expenses to average net assets before waivers and reimbursements (a)	9.14%		9.39%
Ratio of net investment income to average net assets after waivers and
reimbursements (a)	12.33	%(i)	12.08	%(i)
Ratio of net investment income to average net assets before waivers and
reimbursements (a)	3.29	%(i)	3.04	%(i)
Portfolio turnover rate	9%		9%
Effect of expense limitation during the period:
Per share benefit to net investment income	$0.39		$0.40

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FINANCIAL HIGHLIGHTS (cont’d)

AXA Conservative-Plus Allocation Portfolio

	Class A		Class B
	July 31, 2003* to December 31, 2003(c)		July 31, 2003* to December 31, 2003(c)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income	0.47		0.46
Net realized and unrealized gain on investments	0.33		0.33

Total from investment operations	0.80		0.79

Less distributions:
Dividends from net investment income	(0.14)		(0.13)

Net asset value, end of period	$10.66		$10.66

Total return (b)	8.02%		7.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$225		$9,486
Ratio of expenses to average net assets after waivers and reimbursements (a)	0.10%		0.35%
Ratio of expenses to average net assets before waivers and reimbursements (a)	4.23%		4.48%
Ratio of net investment income to average net assets after waivers and reimbursements (a)	10.64	%(i)	10.39	%(i)
Ratio of net investment income to average net assets before waivers and reimbursements (a)	6.51	%(i)	6.26	%(i)
Portfolio turnover rate	8%		8%
Effect of expense limitation during the period:
Per share benefit to net investment income	$0.18		$0.18

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FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate Allocation Portfolio(d)(e)(f)(h)

	Class A						Class B
	Year Ended December 31,						Year Ended December 31,
	2003(c)		2002	2001	2000 (c)	1999(c)	2003(c)		2002	2001	2000(c)	1999(c)
Net asset value, beginning of year	$12.54		$14.52	$15.20	$19.18	$18.51	$12.47		$14.45	$15.14	$19.15	$18.51

Income from investment operations:
Net investment income	0.33		0.33	0.40	0.60	0.52	0.30		0.26	0.35	0.55	0.47
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.10		(2.15)	(0.69)	(0.92)	2.69	2.08		(2.10)	(0.67)	(0.93)	2.69

Total from investment operations	2.43		(1.82)	(0.29)	(0.32)	3.21	2.38		(1.84)	(0.32)	(0.38)	3.16

Less distributions:
Dividends from net investment income	(0.34)		(0.16)	(0.39)	(0.62)	(0.56)	(0.30)		(0.14)	(0.37)	(0.59)	(0.54)
Distributions from net realized gains	—		—	—	(3.04)	(1.98)	—		—	—	(3.04)	(1.98)

Total dividends and distributions	(0.34)		(0.16)	(0.39)	(3.66)	(2.54)	(0.30)		(0.14)	(0.37)	(3.63)	(2.52)

Net asset value, end of year	$14.63		$12.54	$14.52	$15.20	$19.18	$14.55		$12.47	$14.45	$15.14	$19.15

Total return	19.40%		(12.52)%	(1.85)%	(1.32)%	17.79%	19.11%		(12.71)%	(2.08)%	(1.58)%	17.50%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,141,256		$2,908,058	$2,122,401	$1,914,143	$2,126,313	$1,261,402		$665,088	$359,212	$41,282	$10,701
Ratio of expenses to average net assets after waivers	0.42%		0.65%	0.65%	N/A	N/A	0.67%		0.90%	0.90%	N/A	N/A
Ratio of expenses to average net assets after waivers and fees paid indirectly	0.37%		0.63%	N/A	N/A	N/A	0.62%		0.88%	N/A	N/A	N/A
Ratio of expenses to average net assets before waivers and fees paid indirectly	0.49%		0.66%	0.65%	0.59%	0.44%	0.74%		0.91%	0.90%	0.84%	0.69%
Ratio of net investment income to average net assets after waivers	2.42%		1.91%	2.74%	N/A	N/A	2.17%		1.66%	3.72%	N/A	N/A
Ratio of net investment income to average net assets after waivers and fees paid indirectly	2.47%		1.93%	N/A	N/A	N/A	2.22%		1.68%	N/A	N/A	N/A
Ratio of net investment income to average net assets before waivers and fees paid indirectly	2.35%		1.90%	2.74%	3.17%	2.68%	2.10%		1.65%	3.72%	2.92%	2.43%
Portfolio turnover rate	324	%(g)	337%	184%	183%	107%	324	%(g)	337%	184%	183%	107%
Effect of expense limitation during the year:
Per share benefit to net investment income	$0.01		$— #	$—	N/A	N/A	$0.01		$— #	$—	N/A	N/A

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FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate-Plus Allocation Portfolio

	Class A		Class B
	July 31, 2003* to December 31, 2003(c)		July 31, 2003* to December 31, 2003(c)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income	0.09		0.08
Net realized and unrealized gain on investments	1.17		1.17

Total from investment operations	1.26		1.25

Less distributions:
Dividends from net investment income	(0.09)		(0.08)

Net asset value, end of period	$11.17		$11.17

Total return (b)	12.62%		12.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,179		$28,383
Ratio of expenses to average net assets after waivers and reimbursements (a)	0.10%		0.35%
Ratio of expenses to average net assets before waivers and reimbursements (a)	1.87%		2.12%
Ratio of net investment income to average net assets after waivers and reimbursements (a)	6.91	%(i)	6.66	%(i)
Ratio of net investment income to average net assets before waivers and reimbursements (a)	5.14	%(i)	4.89	%(i)
Portfolio turnover rate	2%		2%
Effect of expense limitation during the period:
Per share benefit to net investment income	$0.02		$0.02

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FINANCIAL HIGHLIGHTS (cont’d)

AXA Aggressive Allocation Portfolio

	Class A		Class B
	July 31, 2003* to December 31, 2003(c)		July 31, 2003* to December 31, 2003(c)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income	0.15		0.14
Net realized and unrealized gain on investments	1.16		1.16

Total from investment operations	1.31		1.30

Less distributions:
Dividends from net investment income	(0.05)		(0.04)

Net asset value, end of period	$11.26		$11.26

Total return (b)	13.08%		12.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$555		$7,807
Ratio of expenses to average net assets after waivers and reimbursements (a)	0.10%		0.35%
Ratio of expenses to average net assets before waivers and reimbursements (a)	6.01%		6.26%
Ratio of net investment income to average net assets after waivers and reimbursements (a)	3.38	%(i)	3.13	%(i)
Ratio of net investment loss to average net assets before waivers and reimbursements (a)	(2.53	)%(i)	(2.78	)%(i)
Portfolio turnover rate	2%		2%
Effect of expense limitation during the period:
Per share benefit to net investment income	$0.27		$0.27

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FINANCIAL HIGHLIGHTS (cont’d)

*	Commencement of operations.
#	Per share amount is less than $0.01 .
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Net investment income and capital changes are based on monthly average shares outstanding.
(d)	On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.
(e)	On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/ Balanced Portfolio.
(f)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.
(g)	Reflects purchases and sales from change in investment strategy due to reorganization.
(h)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Balanced Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 1999 through August 14, 2003 is that of the predecessor EQ/Balanced Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Balanced Portfolio from January 1, 2003 through August 14, 2003.
(i)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.

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If you would like more information about the AXA Allocation Portfolios, the following document is available free upon request.

Statement of Additional Information (SAI) — Provides more detailed information about the AXA Allocation Portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

To order a free copy of the AXA Allocation Portfolios’ SAI,

contact your financial professional, or the AXA Allocation Portfolios at:

AXA Premier VIP Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 866-231-8585

Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require

Information about the AXA Allocation Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102

AXA Premier VIP Trust

AXA Allocation Portfolios

AXA Conservative Allocation Portfolio	AXA Moderate Allocation Portfolio
AXA Conservative-Plus Allocation Portfolio	AXA Moderate-Plus Allocation Portfolio
AXA Aggressive Allocation Portfolio

(Investment Company Act File No. 811-10509)

© 2004 AXA Premier VIP Trust

AXA PREMIER VIP TRUST

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2004

AXA Premier VIP Large Cap Growth Portfolio

AXA Premier VIP Large Cap Core Equity Portfolio

AXA Premier VIP Large Cap Value Portfolio

AXA Premier VIP Small/Mid Cap Growth Portfolio

AXA Premier VIP Small/Mid Cap Value Portfolio

AXA Premier VIP International Equity Portfolio

AXA Premier VIP Technology Portfolio

AXA Premier VIP Health Care Portfolio

AXA Premier VIP Core Bond Portfolio

AXA Premier VIP Aggressive Equity Portfolio

AXA Premier VIP High Yield Portfolio

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio

AXA Aggressive Allocation Portfolio

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectuses for the AXA Premier VIP Trust (“Trust”) dated May 1, 2004, which may be obtained without charge by calling Equitable toll free at 1-877-222-2144 or writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectuses.

The audited financial statements for the year ended December 31, 2003, including the financial highlights, appearing in the Trust’s Annual Report to Shareholders, filed electronically with the SEC on March 10, 2004 (File No. 811-10509), are incorporated by reference and made a part of this document.

DESCRIPTION OF THE TRUST

AXA Premier VIP Trust (the “Trust”) is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on October 2, 2001. (See “Other Information”).

The Trust currently offers two classes of shares on behalf of sixteen (16) portfolios. The Board of Trustees is permitted to create additional portfolios. The assets of the Trust received for the issue or sale of shares of each of its portfolios and all income, earnings, profits and proceeds thereof, subject to the rights of creditors, are allocated to such portfolio, and constitute the underlying assets of such portfolio. The underlying assets of each fund of the Trust shall be charged with the liabilities and expenses attributable to such portfolio, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the Trust shall be allocated between or among any one or more of its portfolios or classes.

This SAI relates to the following sixteen (16) portfolios: AXA Conservative Allocation Portfolio (“Conservative Portfolio”), AXA Conservative-Plus Allocation Portfolio (“Conservative-Plus Portfolio”), AXA Moderate Allocation Portfolio (“Moderate Portfolio”), AXA Moderate-Plus Allocation Portfolio (“Moderate-Plus Portfolio”), AXA Aggressive Allocation Portfolio (“Aggressive Portfolio”) (collectively, the “Allocation Portfolios”), AXA Premier VIP Large Cap Growth Portfolio (“Large Cap Growth Portfolio”), AXA Premier VIP Large Cap Core Portfolio (“Large Cap Core Equity Portfolio”), AXA Premier VIP Large Cap Value Portfolio (“Large Cap Value Portfolio”), AXA Premier VIP Small/Mid Cap Growth Portfolio (“Small/Mid Cap Growth Portfolio”), AXA Premier VIP Small/Mid Cap Value Portfolio (“Small/Mid Cap Value Portfolio”), AXA Premier VIP International Equity Portfolio (“International Equity Portfolio”), AXA Premier VIP Technology Portfolio (“Technology Portfolio”), AXA Premier VIP Health Care Portfolio (“Health Care Portfolio”), AXA Premier VIP Core Bond Portfolio (“Core Bond Portfolio”), AXA Premier VIP Aggressive Equity Portfolio (“Aggressive Equity Portfolio”) and AXA Premier VIP High Yield Portfolio (“High Yield Portfolio”) (together with the Allocation Portfolios, the “portfolios”). The Moderate, Aggressive Equity and High Yield Portfolios are successor portfolios to the EQ/Balanced Portfolio, EQ/Aggressive Stock Portfolio and EQ/High Yield Portfolio, respectively, each of which was a series of EQ Advisors Trust, another trust managed by The Equitable Life Assurance Society of the United States (“Equitable” or the “Manager”), and was reorganized into a corresponding series of the Trust on August 15, 2003.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”) issued or to be issued by Equitable or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans.

The Trust does not currently foresee any disadvantage to Contract owners arising from offering the Trust’s shares to separate accounts of insurance companies that are unaffiliated with one another or to tax-qualified retirement plans. However, it is theoretically possible that the interests of owners of various contracts participating in the Trust through separate accounts or of the plan participants might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts or a retirement plan might withdraw their investments in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. The Trust’s Board of Trustees will monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and tax-qualified retirement plans and will take whatever remedial action may be necessary.

THE PORTFOLIOS

Large Cap Growth Portfolio.    The portfolio’s objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are considered to be companies with market capitalization in excess of $5 billion at the time of investment;

2

however, the capitalization of companies considered to be large cap may change over time. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of large foreign companies.

Large Cap Core Equity Portfolio.    The portfolio’s objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are considered to be companies with market capitalization in excess of $5 billion at the time of investment; however, the capitalization of companies considered to be large cap may change over time. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of large foreign companies.

Large Cap Value Portfolio.    The portfolio’s objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are considered to be companies with market capitalization in excess of $5 billion at the time of investment; however, the capitalization of companies considered to be large cap may change over time. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of large foreign companies.

Small/Mid Cap Growth Portfolio.    The portfolio’s objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment. Mid-capitalization companies are companies with market capitalization within the range of companies in the Russell Midcap Index at the time of investment. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of foreign companies, including those issued by issuers in developing countries.

Small/Mid Cap Value Portfolio.    The portfolio’s objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment. Mid-capitalization companies are companies with market capitalization within the range of companies in the Russell Midcap Index at the time of investment. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of foreign companies, including those issued by issuers in developing countries.

International Equity Portfolio.    The portfolio’s objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies, including at least 65% of its total assets in equity securities of

3

foreign companies (companies organized or headquartered outside of the U.S.). The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade bonds of U.S. and foreign issuers. The portfolio may also invest up to 35% of its assets in securities of U.S. companies.

Technology Portfolio.    The portfolio’s objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the computer, electronic, hardware and components, communication, software, e-commerce, information service, biotechnology, chemical products and synthetic materials, and defense and aerospace industries. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities, including investment grade and lower rated corporate bonds. It is anticipated that the portfolio will normally invest a majority of its assets in securities of U.S. issuers but the portfolio may invest up to 50% of its assets in equity securities, including depositary receipts, of foreign companies, including those issued by issuers in developing countries.

Health Care Portfolio.    The portfolio’s objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies primarily engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities, including investment grade and lower rated corporate bonds. It is anticipated that the portfolio will normally invest a majority of its assets in securities of U.S. issuers but the portfolio may invest up to 50% of its assets in equity securities, including depositary receipts, of foreign companies, including those issued by issuers in developing countries.

Core Bond Portfolio.    The portfolio’s objective is to seek a balance of a high current income and capital appreciation consistent with a prudent level of risk. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities. The portfolio may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The portfolio will normally hedge most of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The portfolio may invest up to 10% of its assets in high yield securities (“junk bonds”) rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BB or lower by Standard & Poor’s Ratings Group (“S&P”) or, if unrated, determined by the sub-adviser to be of similar quality. The portfolio may invest in corporate bonds, including mortgage- and asset-backed securities, derivative securities, Eurodollar and Yankee dollar obligations, Brady bonds, forward commitments, when issued and delayed delivery securities, U.S. government bonds (including those backed by mortgages and related repurchase agreements) and zero coupon bonds.

Aggressive Equity Portfolio.    The portfolio’s objective is long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The portfolio invests primarily in securities of large capitalization growth companies, although the sub-advisers may invest, to a certain extent, in equity securities of small- and mid-capitalization companies as well. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment and small/mid capitalization companies are companies with lower (but at least $100 million) market capitalization at the time of investment. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock. The portfolio may also invest in companies in cyclical industries, emerging growth companies, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in demand), companies whose growth prospects are not recognized by the

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market and less widely known companies. For purposes of this portfolio, emerging growth companies are those that sub-adviser believes are early in their life cycle but have the potential to become major enterprises and those whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment. The portfolio may invest up to 25% of its total assets in securities of foreign companies and may also make use of various other investment strategies (e.g., investments in debt securities, making secured loans of its portfolio securities).

High Yield Portfolio.    The portfolio’s objective is high total return through a combination of current income and capital appreciation. Under normal circumstances, the portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in junk bonds, which generally involve greater volatility of price and risk of principal and income than high quality fixed income securities. Junk bonds generally have a higher current yield but are rated Ba or lower by Moody’s or BB or lower by S&P or, if unrated, determined by the sub-adviser to be of similar quality. The portfolio’s sub-advisers may, when consistent with the portfolio’s investment objective, use derivative securities.

THE ALLOCATION PORTFOLIOS

Each Allocation Portfolio operates under a “fund of funds” structure, investing exclusively in other mutual funds managed by Equitable (the “Underlying Portfolios”). In addition to the fees directly associated with an Allocation Portfolio, an investor in that Portfolio will also indirectly bear the fees of the Underlying Portfolios in which the Allocation Portfolio invests. This SAI contains information about Underlying Portfolios that are series of the Trust. For additional information about Underlying Portfolios that are series of EQ Advisors Trust, please see the May 1, 2003 prospectus and statement of additional information of EQ Advisors Trust (1940 Act File No. 811-07953).

Conservative Allocation Portfolio.    The portfolio’s objective is to seek a high level of current income. The portfolio pursues its objective by investing approximately 80% of its assets in Underlying Portfolios that emphasize fixed income investments and approximately 20% of its assets in Underlying Portfolios that emphasize equity investments.

Conservative-Plus Allocation Portfolio.    The portfolio’s objective is to seek current income and growth of capital, with a greater emphasis on current income. The portfolio pursues its objective by investing approximately 60% of its assets in Underlying Portfolios that emphasize fixed income investments and approximately 40% of its assets in Underlying Portfolios that emphasize equity investments.

Moderate Allocation Portfolio.    The portfolio’s objective is to seek long-term capital appreciation and current income. The portfolio pursues its objective by investing approximately 52.5% of its assets in Underlying Portfolios that emphasize equity investments and approximately 47.5% of its assets in Underlying Portfolios that emphasize fixed income investments.

Moderate-Plus Allocation Portfolio.    The portfolio’s objective is to seek long-term capital appreciation and current income, with a greater emphasis on capital appreciation. The portfolio pursues its objective by investing approximately 77.5% of its assets in Underlying Portfolios that emphasize equity investments and approximately 22.5% of its assets in Underlying Portfolios that emphasize fixed income investments.

Aggressive Allocation Portfolio.    The portfolio’s objective is to seek long-term capital appreciation. The portfolio pursues its objective by investing approximately 90% of its assets in Underlying Portfolios that emphasize equity investments and approximately 10% of its assets in Underlying Portfolios that emphasize fixed income investments.

Fundamental Restrictions

Each portfolio has adopted certain investment restrictions that are fundamental and may not be changed without approval by a “majority” vote of the portfolio’s shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such portfolio present in person or by

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proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such portfolio. Set forth below are each of the fundamental restrictions adopted by each of the portfolios.

Each portfolio, except the Technology Portfolio, the Health Care Portfolio and the Allocation Portfolios, will not:

(1) purchase securities of any one issuer if, as a result, more than 5% of the portfolio’s total assets would be invested in securities of that issuer or the portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the portfolio’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

The following interpretations apply to, but are not a part of, this fundamental restriction: mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company and (2) each portfolio will not consider repurchase agreements to be subject to the above-stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of obligations issued or guaranteed by the United States government, its agencies or instrumentalities.

Each portfolio will not:

(2) purchase any security if, as a result of that purchase, 25% or more of the portfolio’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and except that the Technology Portfolio, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the technology industries (e.g., computers, electronics (including hardware and components), communications, software, e-commerce, information service, biotechnology, chemical products and synthetic materials, and defense and aerospace industries), and the Health Care Portfolio, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the health care industries (e.g., pharmaceutical, medical products and supplies, technology, medical research and development and heath care service industries).

(3) issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of 33 1/3% of the portfolio’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that each portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

(4) make loans, except loans of portfolio securities or cash (in the case of High Yield Portfolio) or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

(5) engage in the business of underwriting securities of other issuers, except to the extent that the portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

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(6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that each portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but each portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Non-Fundamental Restrictions

The following investment restrictions apply generally to each portfolio but are not fundamental. They may be changed for any portfolio by the Board of Trustees of the Trust and without a vote of that portfolio’s shareholders.

Each portfolio will not:

(1) invest more than 15% of its net assets in illiquid securities.

(2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that each portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(3) engage in short sales of securities or maintain a short position, except that each portfolio may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(4) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and the rules and orders thereunder and except that (i) this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger and (ii) each portfolio, except the Allocation Portfolios, may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act.

(5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Large Cap Growth Portfolio, Large Cap Core Equity Portfolio, Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, Technology Portfolio, Health Care Portfolio, Core Bond Portfolio, Aggressive Equity Portfolio and High Yield Portfolio each have a policy regarding how 80% of its assets will be invested, and none of these portfolios may change their respective policy without giving sixty (60) days’ written notice to its shareholders.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

In addition to the portfolios’ principal investment strategies discussed in the Prospectus, each portfolio may engage in other types of investment strategies further described below. Each portfolio may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the portfolio’s own investment restrictions. Portfolios that anticipate committing 5% or more of their net assets to a particular type of investment strategy or instrument are specifically referred to in the descriptions below of such investment strategy or instrument.

Each Allocation Portfolio invests in shares of Underlying Portfolios and its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives, as well as the

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Manager’s allocation among the Underlying Portfolios. Accordingly, each Allocation Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Underlying Portfolios, as described below, in direct proportion to the amount of assets each Allocation Portfolio allocates to the Underlying Portfolios utilizing such strategies.

Asset-Backed Securities.    (Core Bond Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Bonds.    (All portfolios) Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are “perpetual” in that they have no maturity date.

Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a portfolio’s investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer’s own financial condition or in economic conditions.

Credit Ratings.    Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of bonds, including municipal bonds, and certain other securities. A description of the ratings assigned to commercial paper and corporate bonds by Moody’s and S&P is included in Appendix A to this SAI. The process by which Moody’s and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond’s value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond’s rating. Subsequent to a bond’s purchase by a portfolio, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the portfolio. The portfolios may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

In addition to ratings assigned to individual bond issues, the applicable sub-adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general

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money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer’s obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

Brady Bonds.    (International Equity Portfolio, Core Bond Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. Each portfolio can invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the sub-advisers to that portfolio.

Convertible Securities.    (Large Cap Core Equity Portfolio, Small/Mid Cap Growth Portfolio, International Equity Portfolio, Health Care Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

Credit and Liquidity Enhancements.    A portfolio may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the portfolio to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a portfolio and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a portfolio to use them when the portfolio wishes to do so.

Non-Investment Grade Bonds.    (Technology Portfolio, Health Care Portfolio, Core Bond Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) Investment grade bonds are rated in one of the four highest rating categories by Moody’s or S&P, comparably rated by another rating agency or, if unrated, determined by the applicable sub-adviser to be of comparable quality. Moody’s considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities. Bonds rated D by S&P

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are in payment default or such rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Bonds rated C by Moody’s are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing. References to rated bonds in the Prospectus or this SAI include bonds that are not rated by a rating agency but that the applicable sub-adviser determines to be of comparable quality.

Non-investment grade bonds (commonly known as “junk bonds” and sometimes referred to as “high yield, high risk bonds”) are rated Ba or lower by Moody’s, BB or lower by S&P, comparably rated by another rating agency or, if unrated, determined by a portfolio’s sub-adviser to be of comparable quality. A portfolio’s investments in non-investment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds are considered predominantly speculative with respect to the issuer’s ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve greater risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.

The market for non-investment grade bonds, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. This has been reflected in recent volatility in emerging market securities. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, those higher yields did not reflect the value of the income stream that holders of such securities expected. Rather, they reflected the risk that holders of such securities could lose a substantial portion of their value due to financial restructurings or defaults by the issuers. There can be no assurance that those declines will not recur.

The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit a portfolio’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade bonds, especially in a thinly traded market.

Depositary Receipts.    (All portfolios except Core Bond Portfolio) Depositary receipts exist for many foreign securities and are securities representing ownership interests in securities of foreign companies (an “underlying issuer”) and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as “Depositary Receipts”). ADRs are dollar-denominated depositary receipts typically issued by a U.S. financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the U.S. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside

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the U.S. Although there may be more reliable information available regarding issuers of certain ADRs that are issued under so-called “sponsored” programs and ADRs do not involve foreign currency risks, ADRs and other depositary receipts are subject to the risks of other investments in foreign securities, as described directly above.

Depositary receipts may be “sponsored” or “unsponsored.” Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. For purposes of a portfolio’s investment policies, its investment in depositary receipts will be deemed to be investments in the underlying securities except as noted.

Dollar Rolls.    (Core Bond Portfolio, Health Care Portfolio and High Yield Portfolio) In a dollar roll, a portfolio sells mortgage-backed or other securities for delivery on the next regular settlement date for those securities and, simultaneously, contracts to purchase substantially similar securities for delivery on a later settlement date. Dollar rolls also are subject to a portfolio’s fundamental limitation on borrowings.

Dollar roll transactions involve the risk that the market value of the securities a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a portfolio sells securities becomes insolvent, the portfolio’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Equity Securities.    (All portfolios) Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed income features, like a bond, but actually it is an equity security that is senior to a company’s common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company’s financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a portfolio may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

Eurodollar and Yankee Dollar Obligations.    (All portfolios) Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other

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risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes and the expropriation or nationalization of foreign issuers.

Event-Linked Bonds.    Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-fund losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the portfolio to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities or Non-Publicly Traded Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a portfolio will only invest in catastrophe bonds that meet the credit quality requirements for the portfolio.

Floaters and Inverse Floaters.    (Core Bond Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) Floaters and Inverse Floaters are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under “Foreign Securities.”

Foreign Currency.    (All portfolios) A portfolio may purchase securities denominated in foreign currencies including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income. In addition, although a portion of a portfolio’s investment income may be received or realized in such currencies, the portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a portfolio’s income has been earned and computed in U.S. dollars but before conversion and payment, the portfolio could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the U.S. or abroad. Certain portfolios may also invest in the following types of foreign currency transactions:

Forward Foreign Currency Transactions.    (All portfolios) A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

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A portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A portfolio’s use of such contracts will include, but not be limited to, the following situations.

First, when the portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a portfolio’s sub-adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the portfolio’s portfolio securities denominated in or exposed to such foreign currency. Alternatively, where appropriate, the portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in or exposed to such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the portfolio.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the sub-adviser to the portfolio believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the portfolio will be served.

A portfolio may enter into forward contracts for any other purpose consistent with the portfolio’s investment objective and program. However, the portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the portfolio’s holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the portfolio may net offsetting positions.

At the maturity of a forward contract, a portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract. If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between a portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

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Although each portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A portfolio will convert foreign securities to U.S. dollars and vice versa from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

Foreign Currency Options, Foreign Currency Futures Contracts and Options on Futures.    (All portfolios) The portfolios may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies. Each portfolio, if permitted in the Prospectus, may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The portfolios will write options on foreign currency or on foreign currency futures contracts only if they are “covered.” A put on a foreign currency or on a foreign currency futures contract written by a portfolio will be considered “covered” if, so long as the portfolio is obligated as the writer of the put, it segregates, either on its records or with the portfolio’s custodian, cash or other liquid securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by the portfolio will be considered “covered” only if the portfolio segregates, either on its records or with the portfolio’s custodian, cash or other liquid securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a portfolio, sold by a portfolio but not yet delivered or anticipated to be purchased by a portfolio. As an illustration, a portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

Over the Counter Options on Foreign Currency Transactions.    (All portfolios) The portfolios may engage in over-the-counter options on foreign currency transactions. The portfolios may engage in over-the-counter options on foreign currency transactions only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The portfolios may only enter into forward contracts on currencies in the over-the-counter market. The sub-advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

Hedging transactions involve costs and may result in losses. The portfolios may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A portfolio will engage in over-the-counter options transactions on foreign currencies only when appropriate exchange

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traded transactions are unavailable and when, in the sub-adviser’s opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A portfolio’s ability to engage in hedging and related option transactions may be limited by tax considerations.

Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the portfolios own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

Each portfolio, except the Core Bond Portfolio and the High Yield Portfolio, will not speculate in foreign currency options, futures or related options. Accordingly, a portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

Foreign Securities.    (All portfolios) The portfolios may also invest in other types of foreign securities or engage in the certain types of transactions related to foreign securities, such as Brady Bonds, Depositary Receipts, Eurodollar and Yankee Dollar Obligations and Foreign Currency Transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes that reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a portfolio’s investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement,” which can result in losses to a portfolio.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

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Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global portfolios are usually somewhat higher than those of typical domestic stock portfolios.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See “Emerging Market Securities” below for additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below.

Emerging Market Securities.    (All portfolios) Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the portfolio can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries) and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

If such an event occurs, a portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

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The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that the investing portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

Eastern European and Russian Securities.    (All portfolios) The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 50 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that a portfolio’s investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the U.S. and other more developed markets. Ownership of equity securities in Russian companies is evidenced by entries in a company’s share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record shares and companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. For example, although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices could cause a delay in the sale of Russian securities by a portfolio if the company deems a purchaser unsuitable, which may expose a portfolio to potential loss on its investment.

In light of the risks described above, the Board of Trustees of the Trust has approved certain procedures concerning a portfolio’s investments in Russian securities. Among these procedures is a requirement that a portfolio will not invest in the securities of a Russian company unless that issuer’s registrar has entered into a contract with a portfolio’s custodian containing certain protective conditions, including, among other things, the custodian’s right to conduct regular share confirmations on behalf of a portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a portfolio would otherwise make.

Pacific Basin Region.    (All portfolios) Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the U.S. and European countries. Such

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instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China and the European Community. The enactment by the U.S. or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a portfolio. Similarly, volume and liquidity in the bond markets in Asia are less than in the U.S. and, at times, price volatility can be greater than in the U.S. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a portfolio’s ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a portfolio’s assets denominated in those currencies.

China Companies.    Investing in China, Hong Kong and Taiwan involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, particularly in China; (f) currency exchange rate fluctuations and the lack of available currency hedging instruments; (g) higher rates of inflation; (h) controls on foreign investment and limitations on repatriation of invested capital and on the portfolio’s ability to exchange local currencies for U.S. dollars; (i) greater governmental involvement in and control over the economy; (j) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (k) the fact that China companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (l) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (m) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (n) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (o) the fact that the settlement period of securities transactions in foreign markets may be longer; (p) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (q) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (r) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (s) the risk that, because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well.

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Investment in China, Hong Kong and Taiwan is subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the portfolio involves risk of a total loss. The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

Forward Commitments, When-Issued and Delayed Delivery Securities.    (Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio, Health Care Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) Forward commitments, including “TBA” (to be announced), when-issued and delayed delivery transactions arise when securities are purchased by a portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the portfolio is required to designate the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the portfolio’s forward commitments, when-issued or delayed delivery commitments or to enter into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the portfolio’s other assets. Where such purchases are made through dealers, a portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a portfolio of an advantageous yield or price.

A portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the portfolio may close out its position prior to the settlement date by entering into a matching sales transaction.

Although none of the portfolios intends to make such purchases for speculative purposes and each portfolio intends to adhere to the policies of the SEC, purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the

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securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a portfolio’s payment obligation).

Health Care Sector Risk.    (Health Care Portfolio) The value of the Health Care Portfolio’s shares is particularly vulnerable to factors affecting the health care sector. The health care sector generally is subject to substantial government regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care sector and therefore could affect the performance of the portfolio. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

Hybrid Instruments.    (International Equity Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a United States dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

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Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the portfolio.

Illiquid Securities or Non-Publicly Traded Securities.    (All portfolios) The inability of a portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a portfolio’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a portfolio which are eligible for resale pursuant to Rule 144A will be monitored by each portfolio’s sub-adviser on an ongoing basis, subject to the oversight of the adviser. In the event that such a security is deemed to be no longer liquid, a portfolio’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.

Rule 144A Securities will be considered illiquid and therefore subject to a portfolio’s limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid.

In reaching liquidity decisions, the Board of Trustees and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions

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within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Investment Company Securities.    (Large Cap Growth Portfolio, Small/Mid Cap Growth Portfolio, Health Care Portfolio and the Allocation Portfolios) Investment company securities are securities of other open-end or closed-end investment companies. Except for so-called fund-of-funds, the 1940 Act generally prohibits a portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the portfolio’s total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits a portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

Each Allocation Portfolio invests substantially all of its assets in the securities of other investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Exchange Traded Funds (“ETFs”).    These are a type of investment company security bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile, and ETFs have management fees which increase their costs.

Passive Foreign Investment Companies.    The portfolios may purchase the securities of certain foreign entities called passive foreign investment companies (“PFICs”). Such entities have been the only or primary way to invest in foreign countries that limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. In addition to bearing their proportionate share of a portfolio’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

Loan Participations and Assignments.    (Aggressive Equity Portfolio and High Yield Portfolio) Investments in secured or unsecured fixed or floating rate loans (“Loans”) arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions (“Lenders”) may be in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically result in the portfolio’s having a contractual relationship only with the Lender, not with the borrower. A portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a portfolio generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the

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selling Lender, the portfolio may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A portfolio will acquire Participations only if its sub-adviser determines that the selling Lender is creditworthy.

When a portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the portfolio is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the portfolio. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Assignments and Participations are generally not registered under the Securities Act of 1933, as amended (“Securities Act”), and thus may be subject to a portfolio’s limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a portfolio’s ability to dispose of particular Assignments or Participations when necessary to meet the portfolio’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

Mortgage-Backed or Mortgage-Related Securities.    (Core Bond Portfolio and High Yield Portfolio) A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain portfolios may invest in collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or “tranches”), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a portfolio that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of

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principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the portfolio may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a portfolio may not be liable to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a portfolio to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The portfolio may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a portfolio’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the portfolio’s ability to buy or sell those securities at any particular time.

Mortgage Dollar Rolls.    (Core Bond Portfolio and High Yield Portfolio) The portfolio may enter into mortgage dollar rolls in which it sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not

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identical securities on a specified future date. During the roll period, the portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the portfolio compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the sub-adviser’s ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. All cash proceeds will be invested in instruments that are permissible investments for the portfolio. The portfolio will maintain until the settlement date the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities in an amount equal to the forward purchase price.

Municipal Securities.    (Core Bond Portfolio and High Yield Portfolio) Municipal securities (“municipals”) are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain private activity bonds are also considered municipal bonds if their interest is exempt from federal income tax. Private activity bonds are issued by or on behalf of public authorities to obtain funds for various privately operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Private activity bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

Options and Futures Transactions.    (Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, International Equity Portfolio, Core Bond Portfolio, Health Care Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) Each portfolio may use a variety of financial instruments that derive their value from the value of one or more underlying assets, reference rates or indices (“Derivative Instruments”), including certain options, futures contracts and swap transactions. A portfolio may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a portfolio’s use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by a portfolio are described below.

A portfolio might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If a portfolio is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the portfolio may have lower net income and a net loss on the investment.

To the extent that a portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the CFTC, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the liquidation value of the portfolio, after taking into account unrealized profits and unrealized losses on any contracts the portfolio has entered into. (In general, a call option on a futures contract is “in-the-money” if the value of the underlying futures contract exceeds the exercise (“strike”) price of the call; a put option on a futures contract is “in-the-money” if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a portfolio’s assets that are at risk in futures contracts, options on futures contracts and currency options.

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Options on Securities.    (Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio, Health Care Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option, at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term, at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

Options on Securities Indices.    (Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio, Health Care Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

Securities Index Futures Contracts.    (Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio, Health Care Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

Interest Rate Futures Contracts.    (Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio, Health Care Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

Options on Futures Contracts.    (Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio, Health Care Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

Payment-In-Kind Bonds.    (Aggressive Equity Portfolio and High Yield Portfolio) Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to

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changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the portfolios are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the portfolios could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

Real Estate Investment Trusts.    (Small/Mid Cap Growth Portfolio, Health Care Portfolio, Small Mid Cap Value Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) Risks associated with investments in securities of real estate investment trusts (“REITS”) include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITS may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITS may be affected by the quality of credit extended. REITS are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITS are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Internal Revenue Code of 1986, as amended (“Code”), and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITS could end up holding the underlying real estate.

Repurchase Agreements.    (All portfolios) A repurchase agreement is a transaction in which a portfolio purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the portfolio and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a portfolio upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the portfolio may suffer delays, costs and possible losses in connection with the disposition of collateral. Each portfolio intends to enter into repurchase agreements only in transactions with counterparties believed by Equitable and the sub-advisers to present minimum credit risks.

Reverse Repurchase Agreements.    (Core Bond Portfolio and Health Care Portfolio) Reverse repurchase agreements involve the sale of securities held by a portfolio subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each portfolio’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a portfolio will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See “The Portfolios’ Investments, Related Risks and Limitations — Segregated Accounts.”

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Reverse repurchase agreements involve the risk that the buyer of the securities sold by a portfolio might be unable to deliver them when that portfolio seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a portfolio’s obligation to repurchase the securities, and the portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Securities Loans.    (All portfolios) All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the portfolios an amount equal to any dividends or interest received on loaned securities. The portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a portfolio’s investment program. While the securities are being loaned, a portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A portfolio has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A portfolio will generally not have the right to vote securities while they are being loaned, but its adviser or sub-adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a portfolio’s sub-adviser to be of good standing and will not be made unless, in the judgment of Equitable, the consideration to be earned from such loans would justify the risk.

Short Sales Against the Box.    (Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Health Care Portfolio, Core Bond Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) The portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the portfolio to, for example, lock in a sale price for a security the portfolio does not wish to sell immediately. The portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. The portfolio will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of the portfolio’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

Small Company Securities.    (Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, International Equity Portfolio, Technology Portfolio, Health Care Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) Each portfolio may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in

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earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones, and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these portfolios may involve a greater degree of risk than an investment in other portfolios that seek capital appreciation by investing in better known, larger companies.

Structured Notes.    (Aggressive Equity Portfolio and High Yield Portfolio) Structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

Swaps.    (International Equity Portfolio, Core Bond Portfolio, Health Care Portfolio, Aggressive Equity Portfolio and High Yield Portfolio) Swap contracts are derivatives in the form of a contract or other similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. A portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of a portfolio. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the sub-advisers believe such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, the sub-adviser will not treat them as being subject to a portfolio’s borrowing restrictions. A portfolio may enter into OTC swap transactions with counterparties that are approved by the sub-advisers in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which a portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the portfolio is contractually obligated to make. If the other party to a swap defaults, the portfolio’s risk of loss consists of the net amount of payments that the portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for

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the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.

Technology Sector Risk.    (Large Cap Growth Portfolio, Small/Mid Cap Growth Portfolio and Technology Portfolio) The value of the Technology Portfolio’s shares is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technologies evolve, large and rapid price movements resulting from competition, rapid obsolescence of products and services, short product cycles and aggressive pricing. For each of the portfolios, it should be noted that many technology companies are small and at an earlier state of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

U.S. Government Securities.    (All portfolios) U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

Treasury inflation-indexed securities (“TIIS”) are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIIS is payable semi-annually on the adjusted principal value. The principal value of TIIS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while a portfolio holds TIIS, the portfolio may earn less on the TIIS than it would on conventional Treasury bonds. Any increase in the principal value of TIIS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. See “Taxation” below.

Warrants.    (Large Cap Growth Portfolio, Small/Mid Cap Growth Portfolio, International Equity Portfolio, Health Care Portfolio and Aggressive Equity Portfolio) Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

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Zero-Coupon Bonds.    (Small/Mid Cap Growth Portfolio, Core Bond Portfolio and High Yield Portfolio) Zero-coupon bonds are issued at a significant discount from their principal amount (“original issue discount” or “OID”) and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a portfolio is nonetheless required to accrue as interest income each year a portion of the OID on such investments and to distribute such amounts at least annually to its shareholders. See “Taxation” below. Thus, each portfolio could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

Portfolio Turnover.    The length of time a portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a portfolio is known as “portfolio turnover.” High portfolio turnover may result from the strategies of the sub-advisers or when one sub-adviser replaces another, necessitating changes in the portfolio it manages. A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be borne by the portfolio and its shareholders. A portfolio’s annual portfolio turnover rate will not be a factor preventing a sale or purchase when a sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year.

The following risks apply to certain Underlying Portfolios that are eligible for investment by the Allocation Portfolios and are not series of the Trust.

Index Fund Risk.    An index fund is not actively managed (which involves buying and selling of securities based upon economic, financial and market analysis and investment judgment). Rather, the portfolio manager of an index fund utilizes proprietary modeling techniques to attempt to match the performance results of the applicable index. Therefore, an index fund will invest in the securities included in the relevant index or substantially identical securities regardless of market trends. Unlike an actively managed fund, an index fund cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the relevant index.

Latin America.    Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency that, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for a portfolio to engage in foreign currency transactions designed to protect the value of the portfolio’s interests in securities denominated in such currencies.

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A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Money Market Risk.    Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a portfolio has purchased may reduce the portfolio’s yield. In addition, the portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Preferred Securities.    Preferred securities have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Cumulative preferred stock requires the issuer to pay stockholders all prior unpaid dividends before the issuer can pay dividends on common stock. Non-cumulative preferred stock does not require the issuer to pay all prior unpaid dividends before the issuer can pay dividends on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A portfolio may treat such redeemable preferred stock as a fixed income security.

MANAGEMENT OF THE TRUST

The Trust’s Board has the responsibility for the overall management of the Trust and the portfolios, including general supervision and review of the portfolios’ investment activities and their conformity with Delaware law and the stated policies of the portfolios. The Trust’s Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.

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The Trustees

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustee

Peter D. Noris* 1290 Avenue of the Americas, New York, New York (48)	Trustee and Chairman	From November 2001 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer of AXA Financial, Inc.; from September 1999 to present, Executive Vice President and Chief Executive Officer of Equitable; from November 1995 to present, Executive Vice President of AXA Advisors, LLC.	79	Director of Alliance Capital Management L.P.; Director of AXA Alternative Advisors, Inc

Independent Trustees

Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York (52)	Trustee	From November 2001 to present	Co-founder and director of Weichert Enterprise, a private and public equity market investment firm; co-founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	26	None

Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York (58)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	26	None

Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York (47)	Trustee	From November 2001 to present	Since 1991 Founder, Chief Investment Officer and Managing Director of Abacus Financial Group, a manager of fixed income portfolios for institutional clients.	26	None

Rayman L. Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York (56)	Trustee	From November 2001 to present	Since 1998 Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	26	None

*	Affiliated with the Portfolios’ investment manager and the co-distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

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Committees of the Board

The Trust has a standing Audit Committee consisting of all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (“Independent Trustee(s)”). The Audit Committee’s function is to recommend to the Board independent accountants to conduct the annual audit of the Trust’s financial statements; review with the independent accountants the outline, scope and results of this annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held two (2) meetings during the fiscal year ended December 31, 2003.

The Trust has a Nominating and Compensation Committee consisting of all of the Independent Trustees. The Nominating and Compensation Committee’s function is to nominate and evaluate Independent Trustee candidates and review the compensation arrangements for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by Contract owners. The Nominating and Compensation Committee held three (3) meetings during the fiscal year ended December 31, 2003.

The Trust has a Valuation Committee consisting of Peter D. Noris (Interested Trustee), Steven M. Joenk, Kenneth T. Kozlowski, Kenneth B. Beitler and Andrew S. Novak and such other officers of the Trust and the Manager, as well as such officers of any sub-adviser to any portfolio as are deemed necessary by the officers of the Trust from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The Valuation Committee held forty-six (46) meetings during the fiscal year ended December 31, 2003.

Compensation of Independent Trustees and Officers

Each Independent Trustee currently receives from the Trust an annual fee of $27,500, payable quarterly. In addition to the annual fee, each Independent Trustee will receive (i) an additional fee of $2,500 for each regularly-scheduled Board meeting attended, (ii) an additional fee of $1,500 for each special Board meeting attended; (iii) $250 for each portfolio or Nominating and Compensation Committee meeting attended and (iv) $1,250 for each Audit Committee meeting attended. The lead Independent Trustee and certain committee chairs may receive additional compensation. Trustees also receive reimbursement from the Trust for expenses associated with attending Board or Committee meetings.

Trustee Compensation Table

for the Year Ended December 31, 2003*

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Total Compensation from Trust Paid to Trustees

Peter D. Noris**	$0	$0	$0

Gerald C. Crotty	$33,875	$0	$33,875

Barry Hamerling	$33,875	$0	$33,875

Cynthia R. Plouché	$33,875	$0	$33,875

Rayman L. Solomon	$33,875	$0	$33,875

*	A deferred compensation plan for the benefit of the Independent Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. Mr. Hamerling and Mr. Solomon have elected to participate in the Trust’s deferred compensation plan. As of December 31, 2003, Mr. Hamerling and Mr. Solomon had accrued $109,750 and $15,547, respectively (including interest) as deferred compensation from the Trust and AXA Premier Funds Trust for which they also serve as Trustees.

**	“Interested person” of the Trust (as that term is defined in the 1940 Act).

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As of December 31, 2003, no Independent Trustee or members of his or her immediate family beneficially owned securities representing interests in the Manager, Advisers or Distributors of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes the Trustee’s spouse, children residing in the Trustee’s household and dependents of the Trustee. In addition, the Trustees of the Trust beneficially owned shares of the portfolios of the Trust or of portfolios overseen in the same family of investment companies, as set forth in the following table:

Trustee Ownership of Equity Securities

Name of Trustee	Dollar Range of Equity Securities in the Portfolios*		Aggregate Dollar Range of Equity Securities in All Portfolios Overseen or to be Overseen by Trustee or Nominee in Family of Investment Companies:

Peter D. Noris	[Small/Mid Cap Growth Portfolio Health Care Portfolio]	[$10,001 - $50,000 $10,001 - $50,000]	Over $100,000

Gerald C. Crotty	$0		$10,001—$50,000

Barry Hamerling	$0		Over $100,000

Cynthia R. Plouché	$0		Over $100,000

Rayman L. Solomon	$0		$10,001 – $50,000

*	As of December 31, 2003

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors, LLC (“AXA Distributors”). The Trust’s principal officers are:

Name, Address and Age	Position(s) Held With Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Steven M. Joenk 1290 Avenue of the Americas, New York, New York (45)	President and Chief Executive Officer	Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from 1996 to 1999, Managing Director of MeesPierson.

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (48)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; From July 1999 to May 2003, Vice President and Counsel of AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

*	Each officer is elected on an annual basis.

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Name, Address and Age	Position(s) Held With Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York (42)	Chief Financial Officer and Treasurer	Chief Financial Officer from December 2002 to present; Treasurer from November 2001 to present	From February 2001 to present, Vice President of AXA Financial, from October 1999 to February 2001, Assistant Vice President of AXA Financial; from October 1996 to October 1999, Director — Fund Administration, Prudential Investments.

Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York (45)	Vice President	From November 2001 to present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (42)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial, from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer of AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York (36)	Vice President and Assistant Treasurer	Vice President from December 2002 to present; Assistant Treasurer from November 2001 to present	From February 2003 to present, Vice President of AXA Financial and Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak, Esq. 1290 Avenue of the Americas New York, New York (35)	Assistant Secretary	From September 2002 to present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel of AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer of Royce & Associates, Inc.; from August 1997 to August 2000, Vice President and Assistant General Counsel of Mitchell Hutchins Asset Management.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York (33)	Compliance Officer	From September 2002 to present	From May 2002 to present, Compliance Director and Assistant Vice President of AXA Financial and Equitable; from February 2001 to May 2002, Compliance Officer of AXA Financial and Equitable; from June 1998 to February 2001, Principal Consultant, PricewaterhouseCoopers LLP.

*	Each officer is elected on an annual basis.

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CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans. Equitable may be deemed to be a control person with respect to the Trust by virtue of its ownership of 99% of the Trust’s shares as of March 31, 2004.

As a “series” type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each portfolio. Each portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer Contract owners the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust’s knowledge, as of the date of this SAI, no persons owned Contracts entitling such persons to give voting instructions regarding more than 5% of the outstanding shares of any portfolio.

As of March 31, 2004, the trustees and officers of the Trust as a group, owned less than 1% of the outstanding shares of any class of any portfolio of the Trust.

INVESTMENT MANAGEMENT AND OTHER SERVICES

The Manager

Equitable, through its AXA Funds Management Group Unit (“Manager”), currently serves as the investment manager for each portfolio. Equitable, which is a New York life insurance company and one of the largest life insurance companies in the U.S., is a wholly-owned subsidiary of AXA Financial, Inc. (“AXA Financial”), a subsidiary of AXA, a French insurance holding company. The principal offices of Equitable and AXA Financial are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA Financial is a wholly-owned affiliate of AXA. AXA is the holding company for an international group of insurance and related financial services companies. AXA insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the U.S., as well as in Western Europe and the Asia/Pacific area.

The Trust and the Manager have entered into two separate investment management agreements with respect to the portfolios (the “Management Agreements”). At a meeting held on July 24, 2003, the Board of Trustees re-approved a Management Agreement with respect to each portfolio except Aggressive Equity Portfolio, High Yield Portfolio and the Allocation Portfolios. The Board of Trustees approved an amendment to the Management Agreement with respect to Aggressive Equity Portfolio and High Yield Portfolio and a new Management Agreement with respect to the Allocation Portfolios at a meeting held on May 28, 2003. In approving the Management Agreements, the Board of Trustees considered the following factors: the nature, quality and extent of the services provided by the Manager, each portfolio’s performance record as compared to a peer group of funds and an appropriate index, the Manager’s personnel and operations, the Manager’s financial condition, the level and method of computing each portfolio’s management fee, comparative fee and expense information for each of the portfolios versus similar mutual funds, the profitability of the Trust to the Manager, other benefits expected to accrue to the Manager and its affiliates from their relationship with the portfolios, the effect of each portfolio’s growth and size on the portfolio’s performance and expenses, and any possible conflicts of interest. The Trustees also considered the nature, quality and extent of services provided by affiliates of the Manager, including distribution services. Based on its consideration and review of the foregoing information, the Board of Trustees determined that each portfolio is likely to benefit from the nature and quality of the

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services expected to be provided by the Manager and its affiliates, as well as their ability to render such services based on their experience, operations and resources. The Board of Trustees also determined that each portfolio’s historical performance record compared reasonably to its peer group and benchmark. The Board of Trustees further determined that the fee and expense information for each portfolio compared reasonably to similar mutual funds; that the level and method of computing each portfolio’s management fee, as well as the profitability of the Trust to the Manager, was reasonable in light of the extent and quality of the services expected to be provided by the Manager and its affiliates; and that the Management Agreements with the Manager were in the best interests of each portfolio and its shareholders.

The Management Agreement for the portfolios (other than the Allocation Portfolios) obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio; (iii) monitor each sub-adviser’s investment programs and results; (iv) review brokerage matters; (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios in which to invest and the appropriate allocations for each of the Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. The Management Agreements require the Manager to provide the Trust with office space, office equipment and personnel necessary to operate and administer the Trust’s business, and also to supervise the third-party service providers. The continuance of each Management Agreement, with respect to each portfolio, after the first two years must be specifically approved at least annually (i) by the Trust’s Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such portfolio and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. Each Management Agreement with respect to each portfolio may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such portfolio upon sixty (60) days’ written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days’ written notice to the Trust. Each Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Manager has also entered into a Consulting Agreement with certain investment consulting firms to provide research to assist the Manager in allocating portfolio assets among sub-advisers and in making recommendations to the Trustees about hiring and changing sub-advisers. The Manager also has hired an independent consultant to provide research and consulting services with respect to the Underlying Portfolios, which may assist it with the selection of Underlying Portfolios for inclusion in each Allocation Portfolio. The Manager is responsible for paying the consulting fees.

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Each portfolio pays a fee to the Manager as described below for the investment management and advisory services the Manager provides that portfolio. The Manager and the Trust have also entered into an expense limitation agreement with respect to each portfolio (“Expense Limitation Agreement”), pursuant to which the Manager has agreed through April 30, 2005 to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectuses) of each portfolio are limited to the extent described in the Prospectuses.

Portfolio	Management Fee

Large Cap Growth Portfolio	0.90% of average daily net assets

Large Cap Core Equity Portfolio	0.90% of average daily net assets

Large Cap Value Portfolio	0.90% of average daily net assets

Small/Mid Cap Growth Portfolio	1.10% of average daily net assets

Small/Mid Cap Value Portfolio	1.10% of average daily net assets

International Equity Portfolio	1.05% of average daily net assets

Technology Portfolio	1.20% of average daily net assets

Health Care Portfolio	1.20% of average daily net assets

Core Bond Portfolio	0.60% of average daily net assets

Conservative Allocation Portfolio	0.10% of average daily net assets

Conservative-Plus Allocation Portfolio	0.10% of average daily net assets

Moderate Allocation Portfolio	0.10% of average daily net assets

Moderate-Plus Allocation Portfolio	0.10% of average daily net assets

Aggressive Allocation Portfolio	0.10% of average daily net assets

(as a percentage of average daily net assets)
	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Aggressive Equity Portfolio	0.650%	0.600%	0.575%	0.550%	0.525%

	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
High Yield Portfolio	0.600%	0.575%	0.550%	0.530%	0.520%

In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, prospectus supplements and statements of additional information; the costs of printing registration statements; custodian’s fees; any proxy solicitors’ fees and expenses; Trustee expenses (including any special counsel to the Trustees); transfer agent fees; advisory and administration fees; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the portfolios on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each portfolio or the nature of the services performed and relative applicability to each portfolio. As discussed in greater detail below, under “Distribution of the Trust’s Shares,” the Class B shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of their shares.

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The table below shows the fees paid by each portfolio except the Conservative, Conservative-Plus, Moderate-Plus and Aggressive Portfolios to the Manager during the period ended December 31, 2002 and for the calendar year ended December 31, 2003. The first column shows each fee without fee waivers, the second column shows the fees actually paid to the Manager after fee waivers and the third column shows the total amount of fees waived by the Manager and other expenses of each portfolio assumed by the Manager pursuant to the Expense Limitation Agreement. During the period ended December 31, 2002 and the calendar year ended December 31, 2003, the Manager did not receive any reimbursement for the 11 portfolios comprising the Trust.

CALENDAR YEAR ENDED DECEMBER 31, 2002*

Portfolio	Management Fee	Management Fee Paid to Manager After Fee Waiver	Total Amount of Fees Waived and Other Expenses Assumed by Manager
Large Cap Growth Portfolio	$354,128	$63,085	$291,043
Large Cap Core Equity Portfolio	$240,398	$0	$247,010
Large Cap Value Portfolio	$401,960	$102,456	$299,504
Small/Mid Cap Growth Portfolio	$447,713	$159,558	$288,155
Small/Mid Cap Value Portfolio	$530,780	$250,201	$280,579
International Equity Portfolio	$269,568	$0	$300,658
Technology Portfolio	$146,281	$0	$233,940
Health Care Portfolio	$339,144	$128,499	$210,645
Core Bond Portfolio	$907,659	$439,744	$467,915
Moderate Portfolio**	$13,423,267	$13,294,525	$128,742
Aggressive Equity Portfolio**	$11,932,509	$11,932,509	$0
High Yield Portfolio**	$3,197,964	$3,197,964	$0

*	The portfolios commenced operations on December 31, 2001. Conservative, Conservative-Plus, Moderate-Plus and Aggressive Portfolios are not included in the above table because they had no operations during the fiscal year ended December 31, 2002.

**	Reflects fees paid by predecessor portfolio to the Manager.

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CALENDAR YEAR ENDED DECEMBER 31, 2003

Portfolio	Management Fee	Management Fee Paid to Manager After Fee Waiver	Total Amount of Fees Waived and Other Expenses Assumed by Manager
Large Cap Growth Portfolio	$1,415,437	$1,059,226	$356,211
Large Cap Core Equity Portfolio	$810,359	$523,793	$288,566
Large Cap Value Portfolio	$1,418,234	$1,057,575	$360,659
Small/Mid Cap Growth Portfolio	$2,995,187	$2,722,777	$272,410
Small/Mid Cap Value Portfolio	$4,077,168	$3,849,368	$227,800
International Equity Portfolio	$967,597	$738,822	$228,775
Technology Portfolio	$699,933	$450,182	$249,751
Health Care Portfolio	$1,220,576	$1,133,454	$87,122
Core Bond Portfolio	$4,104,939	$2,992,048	$1,112,891
Conservative Portfolio*	$414	$0	$37,420
Conservative-Plus Portfolio*	$940	$0	$38,850
Moderate Portfolio**	$14,263,019	$11,182,232	$3,080,787
Moderate-Plus Portfolio*	$2,417	$0	$42,615
Aggressive Portfolio*	$641	$0	$37,956
Aggressive Equity Portfolio**	$11,378,789	$11,378,789	$0
High Yield Portfolio**	$5,932,640	$5,932,640	$0

*	No fees were paid by Conservative, Conservative-Plus, Moderate-Plus and Aggressive Portfolios prior to their commencement of operations on August 15, 2003.
**	Prior to their commencement of operations on August 15, 2003, reflects fees paid to Manager with respect to the predecessor portfolio.

Equitable and the officers of the Allocation Portfolios also serve as investment manager and officers, respectively, of the Underlying Portfolios. In addition, the trustees of the Allocation Portfolios also serve as trustees of certain Underling Portfolios. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the Allocation Portfolios and the Underlying Portfolios. The trustees believe they have structured the Allocation Portfolios to address these concerns. If a situation arises that may result in a conflict, the trustees and officers of the Allocation Portfolios will carefully analyze the situation and take all appropriate steps to address the potential conflicts.

The Sub-advisers

The Manager has entered into sub-advisory agreements (“Subadvisory Agreements”) on behalf of Large Cap Growth Portfolio, Large Cap Core Equity Portfolio, Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, International Equity Portfolio, Technology Portfolio, Health Care Portfolio, Core Bond Portfolio, Aggressive Equity Portfolio and High Yield Portfolio. The Subadvisory Agreements obligate Alliance Capital Management L.P.; RCM Capital Management LLC; TCW Investment Management Company; Janus Capital Management LLC; Thornburg Investment Management, Inc.; Institutional Capital Corporation; MFS Investment Management; Provident Investment Counsel, Inc.; Franklin Advisers, Inc.; AXA Rosenberg Investment Management LLC; Bank of Ireland Asset Management (U.S.) Limited; Marsico Capital Management, LLC; Firsthand Capital Management, Inc.; A I M Capital Management, Inc.; Wellington Management Company, LLP; BlackRock Advisors, Inc.; and Pacific Investment Management Company LLC (each a “Sub-adviser,” and together the “Sub-advisers”) to: (i) make investment decisions on behalf of their respective portfolios, (ii) place all orders for the purchase and sale of investments for their respective portfolios with brokers or dealers selected by the Manager and/or the Sub-advisers, and (iii) perform certain limited related

41

administrative functions in connection therewith. The Board approved the Subadvisory Agreement with each Sub-adviser based on a number of factors relating to each Sub-adviser’s ability to perform under its Subadvisory Agreement. These factors included: the nature, quality and extent of the services to be rendered by the Sub-adviser to the portfolio, the Sub-adviser’s management style, the Sub-adviser’s performance record, the Sub-adviser’s current and proposed level of staffing and its overall resources, whether the Sub-adviser manages or has managed any other registered investment companies, the Sub-adviser’s compliance systems and capabilities, and any disciplinary history. In approving Subadvisory Agreements with Franklin Advisers, Inc. and Provident Investment Counsel, Inc., on behalf of Small/Mid Cap Growth Portfolio, Wellington Management Company, LLP, on behalf of Small/Mid Cap Value Portfolio, and Marsico Capital Management, LLC on behalf of International Equity Portfolio (“New Sub-advisers”) the Board also considered: the extent to which each New Sub-adviser’s investment style compares to, or correlates with, those of other Sub-advisers for the portfolio and the costs associated with the transition of assets from the prior sub-adviser to the New Sub-adviser. Based on its consideration and review of the foregoing information, the Board determined that each portfolio is likely to benefit from the nature and quality of the services expected to be provided by each Sub-adviser, as well as their ability to render such services based on their management style, experience, operations and resources. The Board also determined that each Sub-adviser’s performance record compared reasonably to its peer group and benchmark. With respect to the New Sub-advisers, the Board further determined that each New Sub-adviser’s investment style compares well with those of the other Sub-advisers for the portfolio and that the costs associated with the transition of assets from the prior Sub-adviser to the New Sub-adviser were reasonable. Based on the above, the Board determined that the Subadvisory Agreement with each Sub-adviser with respect to its respective portfolio was in the best interests of the portfolio and its shareholders.

During the period ended December 31, 2002 and for the calendar year ended December 31, 2003, the Manager paid the following fees to each Sub-adviser with respect to the portfolios listed below pursuant to the Subadvisory Agreements:

CALENDAR YEAR ENDED DECEMBER 31, 2002*

Portfolio	Sub Advisory Fee Paid
Large Cap Growth Portfolio	$155,432
Large Cap Core Equity Portfolio	$105,510
Large Cap Value Portfolio	$178,551
Small/Mid Cap Growth Portfolio	$222,185
Small/Mid Cap Value Portfolio	$265,384
International Equity Portfolio	$125,959
Technology Portfolio	$79,917
Health Care Portfolio	$183,552
Core Bond Portfolio	$378,195
Moderate Portfolio**	$6,448,000
Aggressive Equity Portfolio**	$5,520,857
High Yield Portfolio**	$1,349,933

*	The portfolios commenced operations on December 31, 2001.
**	Reflects fees paid by the Manager to the Sub-advisers with respect to the predecessor portfolio.

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CALENDAR YEAR ENDED DECEMBER 31, 2003

Portfolio	Sub Advisory Fee Paid
Large Cap Growth Portfolio	$619,279
Large Cap Core Equity Portfolio	$352,787
Large Cap Value Portfolio	$620,445
Small/Mid Cap Growth Portfolio	$1,471,465
Small/Mid Cap Value Portfolio	$1,927,276
International Equity Portfolio	$447,777
Technology Portfolio	$380,428
Health Care Portfolio	$660,237
Core Bond Portfolio	$1,625,739
Moderate Portfolio*	$5,699,850
Aggressive Equity Portfolio*	$5,318,940
High Yield Portfolio*	$2,537,581

*	Prior to their commencement of operations on August 15, 2003, reflects fees paid by the Manager to the Sub-advisers with respect to the predecessor portfolio.

The Manager recommends sub-advisers for each portfolio listed above (other than the Allocation Portfolios) to the Trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser’s skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the portfolios (other than the Allocation Portfolios) are not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and the Manager does not expect to recommend frequent changes of sub-advisers. The Trust has received an exemptive order from the SEC (“Multi-Manager Order”) that permits the Manager, subject to certain conditions, to enter into Subadvisory Agreements with sub-advisers approved by the Trustees, but without the requirement of shareholder approval. Pursuant to the terms of the Multi-Manager Order, the Manager is able, subject to the approval of the Trustees, but without shareholder approval, to employ new sub-advisers for new or existing portfolios, change the terms of particular Subadvisory Agreements or continue the employment of existing sub-advisers after events that under the 1940 Act and the Subadvisory Agreements would normally cause an automatic termination of the agreement. However, the Manager may not enter into a sub-advisory agreement with an “affiliated person” of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Adviser”), such as Alliance Capital Management L.P. or AXA Rosenberg Investment Management LLC, unless the sub-advisory agreement with the Affiliated Adviser, including compensation payable thereunder, is approved by the affected portfolio’s shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed portfolio, the portfolio’s initial shareholder. Although shareholder approval would not be required for the termination of Subadvisory Agreements, shareholders of a portfolio would continue to have the right to terminate such agreements for the portfolio at any time by a vote of a majority of outstanding voting securities of the portfolio.

Alliance Capital Management L.P. (“Alliance Capital”) serves as a Sub-adviser to Large Cap Growth Portfolio, Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Aggressive Equity Portfolio and High Yield Portfolio. In addition, Alliance Capital, through its Bernstein Investment Research and Management (“Bernstein”) unit, serves as a Sub-adviser to Large Cap Core Equity Portfolio and International Equity Portfolio. Alliance Capital, a limited partnership, is indirectly majority-owned by, and therefore an affiliate, of Equitable. As of December 31, 2003, Alliance Capital had approximately $475 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

RCM Capital Management LLC (“RCM”) serves as a Sub-adviser to Large Cap Growth Portfolio, Technology Portfolio and Health Care Portfolio. RCM is an indirect wholly owned subsidiary of Allianz

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AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2003, RCM had approximately $33 billion in assets under management. The principal office of RCM is located at Four Embarcadero Center, San Francisco, California 94111-4189.

TCW Investment Management Company (“TCW”) serves as a Sub-adviser to Large Cap Growth Portfolio and Small/Mid Cap Value Portfolio. TCW is a wholly owned subsidiary of The TCW Group, Inc. Société Générale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Société Générale Asset Management, S.A. is a wholly owned subsidiary of Société Générale, S.A., a publicly held financial firm headquartered in Paris, France. As of December 31, 2003, TCW had approximately $90 billion in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.

Janus Capital Management LLC (“Janus”) serves as a Sub-adviser to Large Cap Core Equity Portfolio. Janus is a direct subsidiary of Janus Capital Group Inc. (“JCG”), a publicly traded company with principal operations in financial asset management businesses. JCG owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. As of December 31, 2003, Janus had approximately $151.5 billion in assets under management. The principal office of Janus is located at 100 Fillmore Street, Denver, Colorado 80206.

Thornburg Investment Management, Inc. (“Thornburg”) serves as a Sub-adviser to Large Cap Core Equity Portfolio. Thornburg is an employee-owned investment management firm. H. Garrett Thornburg, Jr. is the controlling shareholder of Thornburg. As of December 31, 2003, Thornburg had approximately $8.3 billion in assets under management. The principal office of Thornburg is located at 119 East Marcy Street, Santa Fe, New Mexico 87501-2046.

Institutional Capital Corporation (“ICAP”) serves as a Sub-adviser to Large Cap Value Portfolio. ICAP is an employee-owned money management firm. Robert H. Lyon is the controlling shareholder of ICAP. As of December 31, 2003, ICAP had approximately $12.4 billion in assets under management. The principal office of ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

MFS Investment Management (“MFS”) serves as a Sub-adviser to Large Cap Value Portfolio. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a diversified financial services organization. As of December 31, 2003, MFS had approximately $140.3 billion in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

Provident Investment Counsel, Inc. (“Provident”) serves as a Sub-Adviser to Small/Mid Cap Growth Portfolio. Provident is a wholly-owned subsidiary of Old Mutual Asset Managers (US) LLC. As of December 31, 2003, Provident had approximately $6.2 billion in assets under management. The principal office of Provident is located at 300 North Lake Avenue, Pasadena, California 91101.

Franklin Advisers, Inc. (“Franklin”) serves as a Sub-adviser to Small/Mid Cap Growth Portfolio. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc., which is a publicly-traded, global investment management organization listed on the New York Stock Exchange. As of December 31, 2003, together with its affiliates, Franklin had approximately $336.7 billion in assets under management. The principal office of Franklin is located at One Franklin Parkway, San Mateo, California 94403.

AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) serves as a Sub-adviser to Small/Mid Cap Value Portfolio. AXA Rosenberg is a wholly owned subsidiary of AXA Rosenberg Group LLC (“AXA Rosenberg Group”). AXA Investment Managers S.A., a French société anonyme and investment arm of AXA, a French insurance holding company that includes Equitable among its subsidiaries, holds a majority interest in AXA Rosenberg Group. As of December 31, 2003, AXA Rosenberg Group had approximately $38.8 billion in assets under management. The principal office of AXA Rosenberg is located at 4 Orinda Way, Building E, Orinda, California 94563.

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Bank of Ireland Asset Management (U.S.) Limited (“BIAM (U.S.)”) serves as a Sub-adviser to International Equity Portfolio. BIAM (U.S.) is a wholly owned subsidiary of Bank of Ireland Group, a publicly traded financial services provider located in Ireland. As of December 31, 2003, BIAM (U.S.) had approximately $27.7 billion in assets under management. The principal North American office of BIAM (U.S.) is located at 75 Holly Lane, Greenwich, Connecticut 06830.

Marsico Capital Management, LLC (“Marsico”) servers as a Sub-adviser to International Equity Portfolio and Aggressive Equity Portfolio. Marsico is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2003, Marsico had approximately $30.2 billion in assets under management. The principal office of Marsico is located at 1200 17th Street, Suite 1300, Denver, Colorado 80202.

Firsthand Capital Management, Inc. (“Firsthand”) serves as a Sub-adviser to Technology Portfolio. Kevin M. Landis is the controlling shareholder of Firsthand. As of December 31, 2003, Firsthand had approximately $1.4 billion in assets under management. The principal office of Firsthand is located at 125 South Market, Suite 1200, San Jose, California 95113.

A I M Capital Management, Inc. (“AIM”) serves as a Sub-adviser to Health Care Portfolio. AIM is an indirect wholly owned subsidiary of AIM Management. AIM Management is a wholly owned subsidiary of AMVESCAP PLC, one of the world’s largest investment services companies. As of December 31, 2003, AIM Management had approximately $149 billion in assets under management. The principal office of AIM is located at 11 Greenway Plaza, Houston, Texas 77046.

Wellington Management Company, LLP (“Wellington Management”) serves as a Sub-adviser to Health Care Portfolio, Small Mid Cap Value Portfolio and Technology Portfolio. Wellington Management is an employee-owned limited liability partnership whose sole business is investment management. Wellington Management is owned by 80 partners, all active employees of the firm; the managing partners of Wellington Management are Duncan M. McFarland, Laurie A. Gabriel and John R. Ryan. As of December 31, 2003, Wellington Management had approximately $394 billion in assets under management. The principal office of Wellington Management is located at 75 State Street, Boston, Massachusetts 02109.

BlackRock Advisors, Inc. (“BAI”) serves as a Sub-adviser to Core Bond Portfolio. BAI is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a majority owned indirect subsidiary of The PNC Financial Services Group, Inc., a publicly traded diversified financial services company. As of December 31, 2003, BAI had approximately $309.4 billion in assets under management. The principal office of BAI is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

Pacific Investment Management Company LLC (“PIMCO”) serves as a Sub-Adviser to Core Bond Portfolio and High Yield Portfolio. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P., (“ADAM LP”). Allianz AG (“Allianz”) is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP. As of December 31, 2003, PIMCO had approximately $373.8 billion in assets under management. The principal office of PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.

When a portfolio has more than one sub-adviser, the assets of each portfolio are allocated by the Manager among the sub-advisers selected for the portfolio. Each Sub-adviser has discretion, subject to oversight by the Trustees and the Manager, to purchase and sell portfolio assets, consistent with each portfolio’s investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

Generally, no Sub-adviser provides any services to any portfolio except asset management and related administrative and recordkeeping services. However, a Sub-adviser or its affiliated broker-dealer may execute portfolio transactions for a portfolio and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

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Personal Trading Policies.    The portfolios, the Manager and the Co-distributors each have adopted a code of ethics pursuant to rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a portfolio but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. Each Sub-adviser also has adopted a code of ethics under rule 17j-1. The Trust’s Board of Trustees reviews the administration of the codes of ethics at least annually and receives a certification from each Sub-Adviser regarding compliance with its code of ethics annually.

The Administrator

Pursuant to an administrative agreement (“Mutual Funds Services Agreement”), Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15% of the Trust’s total average net assets plus $35,000 per portfolio and, for portfolios with more than one sub-adviser, an additional $35,000 for each portion of a portfolio for which separate administrative services are provided (e.g. portions of a portfolio allocated to separate sub-advisers and/or managed in a discrete style). Pursuant to a sub-administration arrangement, Equitable relies on J. P. Morgan Investors Services Co. (“Sub-administrator”) to provide the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

During the period ended December 31, 2002 and for the calendar year ended December 31, 2003, the Trust, with respect to each portfolio, paid the following fees for administrative services:

CALENDAR YEAR ENDED DECEMBER 31, 2002*

Portfolio	Administration Fee
Large Cap Growth Portfolio	$201,185
Large Cap Core Equity Portfolio	$181,819
Large Cap Value Portfolio	$209,211
Small/Mid Cap Growth Portfolio	$203,256
Small/Mid Cap Value Portfolio	$214,696
International Equity Portfolio	$180,202
Technology Portfolio	$159,675
Health Care Portfolio	$184,132
Core Bond Portfolio	$340,639
Moderate Portfolio**	$881,182
Aggressive Equity Portfolio**	$810,263
High Yield Portfolio**	$210,353

*	The portfolios commenced operations on December 31, 2001. Conservative, Conservative-Plus, Moderate-Plus and Aggressive Portfolios are not included in the above table because they had no operations during the fiscal year ended December 31, 2002.

**	Reflects fees paid by predecessor portfolio to the Administrator.

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CALENDAR YEAR ENDED DECEMBER 31, 2003

Portfolio	Administration Fee
Large Cap Growth Portfolio	$379,696
Large Cap Core Equity Portfolio	$277,593
Large Cap Value Portfolio	$381,588
Small/Mid Cap Growth Portfolio	$552,396
Small/Mid Cap Value Portfolio	$701,321
International Equity Portfolio	$280,695
Technology Portfolio	$228,223
Health Care Portfolio	$295,508
Core Bond Portfolio	$1,150,128
Conservative Portfolio*	$16,291
Conservative-Plus Portfolio*	$17,081
Moderate Portfolio**	$3,245,983
Moderate-Plus Portfolio*	$19,296
Aggressive Portfolio*	$16,633
Aggressive Equity Portfolio**	$1,748,758
High Yield Portfolio**	$1,065,933

*	No fees for administrative services were paid by the Trust with respect to Conservative, Conservative-Plus, Moderate-Plus and Aggressive Portfolios prior to their commencement of operations on August 15, 2003.
**	Prior to their commencement of operations on August 15, 2003, reflects fees paid for administrative services with respect to the predecessor portfolio.

The Co-distributors

The Trust has distribution agreements with AXA Advisors and AXA Distributors (each also referred to as a “Distributor,” and together “Co-distributors”) in which AXA Advisors and AXA Distributors serve as the Co-distributors for each class of the Trust’s shares. AXA Advisors and AXA Distributors are each an indirect wholly-owned subsidiary of Equitable and the address for each is 1290 Avenue of the Americas, New York, New York 10104.

The Trust’s distribution agreements with respect to Class A and Class B shares of the portfolios (“Distribution Agreements”) were approved by its Board of Trustees at a Board meeting held on December 10, 2002. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement’s continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or “interested persons” (as defined in the 1940 Act) of the Trust or a portfolio and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the portfolios (“Plan”). The Trust’s Class B shares may pay an annual distribution fee of up to 0.50% of their average daily net assets. However, under the Distribution Agreements, payments to the Co-distributors under the Plan are limited to an annual rate equal to 0.25% of the average daily net assets of a portfolio attributable to its Class B shares. There is no distribution plan with respect to Class A shares and the portfolios pay no distribution fees with respect to those shares.

The Board of Trustees considered various factors in connection with its decision as to whether to approve the Plan, including: (i) the nature and causes of the circumstances which make the Plan necessary and appropriate; (ii) the way in which the Plan addresses those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits; (iv) the possible benefits of

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the Plan to any other person relative to those of the Trust; (v) the effect of the Plan on existing Contract owners; (vi) the merits of possible alternative plans or pricing structures; (vii) the relationship of the Plan to other distribution efforts of the Trust; and (viii) the competitive conditions in the variable products industry.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Trust’s Board of Trustees, including the Independent Trustees, unanimously determined, in the exercise of its business judgment, that the Plan is reasonably likely to benefit the Trust and the shareholders of the portfolios and approved it.

Pursuant to the Plan, the Trust compensates the Co-distributors from assets attributable to the Class B shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of that class of shares. Generally, the 12b-1 fees are paid to the Co-distributors on a monthly basis. A portion of the amounts received by the Co-distributors will be used to defray various costs incurred or paid by the Co-distributors in connection with the printing and mailing of Trust prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B shares. The Co-distributors may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class B shares.

The Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Trust with respect to a class of shares regardless of the level of expenditures by the Co-distributors. The Trustees, however, take into account such expenditures for purposes of reviewing operations under the Plan and in connection with their annual consideration of the Plan’s renewal. The Co-distributors expenditures include, without limitation: (i) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to Class B shares of the Trust; (ii) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B shares of the Trust; (iii) holding seminars and sales meetings designed to promote the distribution of Class B shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Trust investment objectives and policies and other information about the Trust and the portfolios, including the performance of the portfolios; (v) training sales personnel regarding the Class B shares of the Trust; and (vi) financing any other activity that the Co-distributors determine is primarily intended to result in the sale of Class B shares.

Equitable and the Co-distributors may use their respective past profits or other resources to pay for expenses incurred in connection with providing services intended to result in the sale of shares of the Trust and/or support services that benefit Contract owners, including payments of significant amounts made to intermediaries that provide those services. These services may include sales personnel training, prospectus review, marketing, and related services.

The Co-distributors pay all fees and expenses in connection with their respective qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, each Distributor offers shares of each portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the portfolio or the Trust may from time to time be registered or where permitted by applicable law. Each Distribution Agreement provides that the Co-distributors shall accept orders for shares at net asset value without sales commissions or loads being charged. The Co-distributors have made no firm commitment to acquire shares of any portfolio.

The Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Co-distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust’s Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose

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of voting on the Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Plan and any Rule 12b-1 related agreement may be terminated at any time, without penalty, by vote of a majority of the outstanding Class B shares of the portfolio or by vote of a majority of the Independent Trustees. The Plan also provides that it may not be amended to increase materially the amount (up to 0.50% of average daily net assets annually) that may be spent for distribution of Class B shares of any portfolio without the approval of the Class B shareholders of that portfolio.

The table below shows the amounts paid by each portfolio to the Co-distributors pursuant to the Distribution Plan for the period ended December 31, 2003. For this period, the Co-distributors’ actual expenditures exceeded the amounts received from the portfolios.

CALENDAR YEAR ENDED DECEMBER 31, 2003

Portfolio	Distribution Fee Paid to AXA Advisors	Distribution Fee Paid to AXA Distributors	Total Distribution Fees
Large Cap Growth Portfolio	$164,750	$215,963	$380,713
Large Cap Core Equity Portfolio	$111,012	$105,567	$216,579
Large Cap Value Portfolio	$152,581	$232,729	$385,310
Small/Mid Cap Growth Portfolio	$237,395	$226,581	$463,976
Small/Mid Cap Value Portfolio	$253,764	$199,717	$453,481
International Equity Portfolio	$135,099	$84,289	$219,388
Technology Portfolio	$78,214	$56,405	$134,619
Health Care Portfolio	$137,202	$107,221	$244,423
Core Bond Portfolio	$618,105	$707,178	$1,325,283
Conservative Portfolio*	$970	$0	$970
Conservative-Plus Portfolio*	$2,250	$0	$2,250
Moderate Portfolio**	$1,620,355	$622,381	$2,242,736
Moderate-Plus Portfolio*	$5,778	$0	$5,778
Aggressive Portfolio*	$1,494	$0	$1,494
Aggressive Equity Portfolio**	$261,999	$182,585	$444,584
High Yield Portfolio**	$458,419	$950,546	$1,408,965

*	No fees were paid by the Trust to the Co-Distributors for Conservative, Conservative-Plus, Aggressive, Aggressive Equity and High Yield Portfolios prior to their commencement of operations on August 15, 2003.

**	Prior to their commencement of operations on August 15, 2003, reflects fees paid to the Co-distributors with respect to the predecessor portfolio.

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BROKERAGE ALLOCATION AND OTHER STRATEGIES

Brokerage Commissions

The portfolios are charged for securities brokers’ commissions, transfer taxes and similar fees relating to securities transactions. The Manager and each of the Sub-advisers, as appropriate, seek to obtain the best net price and execution on all orders placed for the portfolios, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the portfolios may invest may be discounted for certain large domestic and foreign investors such as the portfolios. A number of foreign banks and brokers will be used for execution of each portfolio’s portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

The Manager and Sub-advisers may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to the Manager or Sub-advisers. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In addition, the Manager and Sub-advisers may allocate brokerage business to brokers and dealers that have made or are expected to make significant efforts in facilitating the distribution of the Trust’s shares.

The Manager, and the Sub-advisers, subject to seeking the most favorable price and best execution and in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc., may consider sales of shares of the Trust as a factor in the selection of broker-dealers. The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager to cause Sub-advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the Management Agreement (“Directed Brokerage”). The Trustees will review the levels of Directed Brokerage for each portfolio on a quarterly basis.

Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (“1934 Act”) and by policies adopted by the Trustees, the Manager and Sub-advisers may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Sub-advisers an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction. To obtain the benefit of Section 28(e), the Manager or the relevant Sub-adviser must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide the Manager or the Sub-adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a portfolio in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

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Certain Sub-advisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide a Sub-adviser with research in addition to selling the securities (at the fixed public offering price) to the portfolio. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the portfolio, Sub-adviser’s other clients and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.

The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager and Sub-advisers for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers will tend to reduce the Manager’s and Sub-advisers’ expenses in managing the portfolios. For the fiscal year ended December 31, 2002, certain of the Sub-advisers allocated a substantial portion of their applicable portfolio’s brokerage business to brokers that provided such research services.

During the period ended December 31, 2002 and for the calendar year ended December 31, 2003, each portfolio paid the amount indicated in brokerage commissions:

CALENDAR YEAR ENDED DECEMBER 31, 2002*

Portfolio	Brokerage Commissions Paid
Large Cap Growth Portfolio	$138,393
Large Cap Core Equity Portfolio	$105,096
Large Cap Value Portfolio	$280,954
Small/Mid Cap Growth Portfolio	$648,699
Small/Mid Cap Value Portfolio	$362,431
International Equity Portfolio	$90,165
Technology Portfolio	$129,635
Health Care Portfolio	$122,288
Core Bond Portfolio	$44,883
Moderate Portfolio**	$3,470,583
Aggressive Equity Portfolio**	$6,325,893
High Yield Portfolio**	$7,261

*	The portfolios commenced operations on December 31, 2001. Conservative, Conservative-Plus, Moderate-Plus and Aggressive Portfolios are not included in the above table because they had no operations during the fiscal year ended December 31, 2002.

**	Reflects brokerage commissions paid by predecessor portfolio.

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CALENDAR YEAR ENDED DECEMBER 31, 2003

Portfolio	Brokerage Commissions Paid
Large Cap Growth Portfolio	$297,460
Large Cap Core Equity Portfolio	$204,590
Large Cap Value Portfolio	$700,170
Small/Mid Cap Growth Portfolio	$1,969,898
Small/Mid Cap Value Portfolio	$1,712,369
International Equity Portfolio	$380,663
Technology Portfolio	$536,358
Health Care Portfolio	$402,067
Core Bond Portfolio	$66,125
Conservative Portfolio*	$0
Conservative-Plus Portfolio*	$0
Moderate Portfolio**	$4,225,582
Moderate-Plus Portfolio*	$0
Aggressive Portfolio*	$0
Aggressive Equity Portfolio**	$7,055,777
High Yield Portfolio**	$22,030

*	No fees were paid for brokerage commissions by Conservative, Conservative-Plus, Moderate-Plus and Aggressive Portfolios prior to their commencement of operations on August 15, 2003.
**	Prior to their commencement of operations on August 15, 2003, reflects fees paid by the predecessor portfolio.

Brokerage Transactions with Affiliates

To the extent permitted by law and in accordance with procedures established by the Trust’s Board of Trustees, the Trust may engage in brokerage transactions with brokers that are affiliates of the Manager, including Sanford C. Bernstein & Co., LLC or Sub-advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager or Sub-advisers. The 1940 Act generally prohibits a Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager and Sub-advisers or affiliates of such brokers, unless pursuant to an exemptive order from the SEC. The Trust relies on exemptive relief from the SEC that permits mutual funds managed by the Manager and advised by multiple advisers to engage in principal and brokerage transactions with a broker-dealer affiliated with a Sub-adviser to the same portfolio. The Trust has adopted procedures, prescribed by the 1940 Act, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and brokers that are affiliates of a Sub-adviser to a portfolio for which that Sub-adviser provides investment advice do not exceed the usual and customary broker’s commission. In addition, the Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, because of securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Sub-advisers or their affiliates.

During the period ended December 31, 2002 and for the calendar year ended December 31, 2003, the following portfolios paid the amounts indicated to the affiliated broker-dealers of the Manager or affiliates of the Sub-advisers to each portfolio.

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CALENDAR YEAR ENDED DECEMBER 31, 2002*

Portfolio	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid	Percentage of Total Brokerage Commissions	Percentage of Transactions (Based on Dollar Amounts)

Large Cap Value Portfolio	Bernstein	$4,822	1.72%	0.93%

Large Cap Growth Portfolio	Bernstein	$645	0.47%	0.35%

Large Cap Core Equity Portfolio	Bernstein	$17,571	16.72%	2.18%

Technology Portfolio	Bernstein	$238	0.18%	0.04%

Health Care Portfolio	Bernstein	$41	0.03%	0.01%

International Equity Portfolio	Bernstein	$290	0.32%	0.07%

Small/Mid Cap Value Portfolio	Bernstein	$1,697	0.47%	0.13%

	Cowen	$45	0.01%	0.01%

Small/Mid Cap Growth Portfolio	Bernstein	$815	0.13%	0.09%

Moderate Portfolio**	Bernstein	$144,059	5.91%	5.62%

	Merrill Lynch & Co., Inc.	$190,406	7.81%	6.70%

	Prudential-Bache Securities	$232	0.01%	0.01%

Aggressive Equity Portfolio**	Bernstein	$158,244	1.75%	1.53%

	Montgomery Securities	$279,411	3.09%	3.03%

*	The portfolios commenced operations on December 31, 2001. Conservative, Conservative-Plus, Moderate-Plus and Aggressive Portfolios are not included in the above table because they had no operations during the fiscal year ended December 31, 2002.

**	Reflects fees paid by the predecessor portfolio to the affiliated broker-dealers.

CALENDAR YEAR ENDED DECEMBER 31, 2003

Portfolio	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid	Percentage of Total Brokerage Commissions	Percentage of Transactions (Based on Dollar Amounts)

Large Cap Value Portfolio	Bernstein	$10,763	1.54%	1.53%

Large Cap Growth Portfolio	Bernstein	$1,072	0.36%	0.33%

Large Cap Core Equity Portfolio	Bernstein	$28,196	13.78%	10.44%

Technology Portfolio	Bernstein	$4,589	0.86%	0.87%

Health Care Portfolio	Bernstein	$25	0.01%	0.00%

International Equity Portfolio	Bernstein	$1,864	0.49%	0.29%

Small/Mid Cap Value Portfolio	Bernstein	$2,395	0.14%	0.14%

Small/Mid Cap Growth Portfolio	Bernstein	$520	0.03%	0.03%

Moderate Portfolio*	Bernstein	$206,548	4.89%	1.86%

	Merrill Lynch & Co., Inc.	$25,725	0.61%	0.16%

Aggressive Equity Portfolio*	Bernstein	$24,086	0.34%	0.54%

*	Prior to their commencement of operations on August 15, 2003, reflects fees paid by the predecessor portfolio.

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PROXY VOTING POLICIES AND PROCEDURES

Pursuant to the Trust’s Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each portfolio to Equitable as its investment manager. Because Equitable views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each portfolio to the applicable Sub-advisers. A description of the proxy voting policies and procedures that each Sub-adviser uses to determine how to vote proxies relating to the portfolio’s securities are included in Appendix B to this SAI.

PURCHASE AND PRICING OF SHARES

The Trust will offer and sell its shares based on each portfolio’s net asset value per share, which will be determined in the manner set forth below.

The net asset value of the shares of each class of each portfolio will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day, as defined below. The net asset value per share of each class of a portfolio will be computed by dividing the sum of the investments held by that portfolio applicable to that class, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the portfolio at such time. All expenses borne by the Trust and each of its Classes, will be accrued daily.

The net asset value per share of each portfolio will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the 1940 Act:

•	The assets belonging to each portfolio will include (i) all consideration received by the Trust for the issue or sale of shares of that particular portfolio, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any portfolios or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) “General Items,” if any, allocated to that portfolio. “General Items” include any assets, income, earnings, profits, and proceeds thereof, portfolios, or payments that are not readily identifiable as belonging to any particular portfolio. General Items will be allocated as the Trust’s Board of Trustees considers fair and equitable.

•	The liabilities belonging to each portfolio will include (i) the liabilities of the Trust in respect of that portfolio, (ii) all expenses, costs, charges and reserves attributable to that portfolio, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular portfolio which have been allocated as the Trust’s Board of Trustees considers fair and equitable.

The value of each portfolio will be determined at the close of business on each “business day.” Normally, this would be each day that the New York Stock Exchange (“NYSE”) is open and would include some federal holidays. The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas (observed). For stocks and options, the close of trading is 4:00 p.m. and 4:15 p.m. Eastern Time, respectively; for bonds it is the close of business in New York City, and for foreign securities (other than ADRs) it is the close of business in the applicable foreign country, with exchange rates determined at 12:00 p.m. Eastern Time.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each portfolio are valued as follows:

•

Stocks listed on national securities exchanges are valued at the last sale price or official closing price or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside

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the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price or, if there is no such price, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•	Foreign securities not traded directly, or in ADRs or similar form, in the U.S. are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

•	U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

•	Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

•	Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities that mature in more than 60 days are valued at representative quoted prices.

•	Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

•	Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

•	Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

•	Options are valued at their last sales price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

•	Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

•	Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

•	Shares of the Underlying Portfolios held by the Allocation Portfolios are valued at their net asset value.

•	Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

If the Trust determines that a material change in the value of a foreign security has occurred after the close of trading in the foreign market(s) in which a portfolio invests but before the close of regular trading

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on the NYSE, the Trust may use fair value methods to reflect those changes. In addition, the Trust may use fair value methods to value securities in other situations, for example, when a particular foreign market is closed but the Trust is open. This policy is intended to assure that a portfolio’s net asset value fairly reflects securities’ values as of the time of pricing.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust’s financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and Sub-advisers may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. In addition, there may be occasions when a different pricing provider or methodology is used. The Manager and Sub-advisers will continuously monitor the performance of these services.

TAXATION

Each portfolio is treated for federal tax purposes as a separate entity. The Trust intends that each portfolio will elect to be, and will qualify each year to be treated as, a regulated investment company under Subchapter M of the Code. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

To qualify for treatment as a regulated investment company, a portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other disposition of stock, securities or those currencies.

If a portfolio failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) each insurance company separate account invested in the portfolio would fail to satisfy the diversification requirements described below, with the result that the Contracts supported by that account would no longer be eligible for tax deferral, and (3) all distributions out of the portfolio’s earnings and profits, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as dividends (i.e., ordinary income). In addition, the portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

As a regulated investment company, each portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are timely distributed to shareholders under the Code. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

A portfolio investing in foreign securities or currencies may be subject to foreign taxes that could reduce the investment performance of such portfolio.

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Subchapter L of the Code requires that each separate account in which Contract premiums are invested be “adequately diversified” (as described in the next paragraph). If a portfolio satisfies certain requirements regarding the types of shareholders it has and the availability of its shares, which each portfolio intends to do, then such a separate account will be able to “look through” that portfolio, and in effect treat its assets as the account’s assets, for purposes of determining whether the account is diversified. Moreover, if an Underlying Portfolio in which a portfolio invests also satisfies those share requirements, which the Trust understands each Underlying Portfolio intends to do, the separate account investing in that portfolio will effectively treat the Underlying Portfolio’s assets as its own for those purposes.

Because the Trust is used to fund Contracts, each portfolio and Underlying Portfolio must meet the diversification requirements imposed by Subchapter L or the Contracts will fail to qualify as life insurance policies or annuity contracts. These requirements, which are in addition to the diversification requirements imposed on the portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account that invest therein — and, as described above, of each portfolio and Underlying Portfolio — that may be invested in securities of a single issuer. Specifically, for a portfolio to meet the investment diversification requirements of Subchapter L, Treasury regulations require that, except as permitted by the “safe harbor” described below, no more than 55% of the total value of the assets of the portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. Furthermore, the Code provides that each U.S. Government agency or instrumentality is treated as a separate issuer. Subchapter L provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other regulated investment companies. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30-day period after the end of each quarter in which to cure any non-compliance.

Each portfolio may invest in the stock of PFICs if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a portfolio will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain from disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the portfolio distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a portfolio invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the portfolio will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the distribution requirement under Subchapter M (“Distribution Requirement”)), even if the QEF does not distribute those earnings and gain to the portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

Each portfolio may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC’s stock over a portfolio’s adjusted basis therein as of the end of that year. Pursuant to the election, a portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the portfolio for prior taxable years under the election. A portfolio’s adjusted basis in each PFIC’s stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

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The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a portfolio derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the income requirement under Subchapter M.

A portfolio may invest in certain futures and “nonequity” options (i.e. certain listed options, such as those on a “broad-based” stock index) — and certain foreign currency options and forward contracts with respect to which it makes a particular election — that will be subject to Section 1256 of the Code “Section 1256 contracts.” Any Section 1256 contracts a portfolio holds at the end of each taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. A portfolio may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, clearly identified by the portfolio in accordance with the regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that it must distribute.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a portfolio accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the portfolio actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss.

Offsetting positions in any actively traded security, option, futures or forward contract entered into or held by a portfolio may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a portfolio’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the portfolio’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the portfolios, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

When a covered call option written (sold) by a portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a portfolio is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it received on the exercise plus the premium it received when it wrote the option is more or less than the underlying security’s basis.

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If a portfolio has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the portfolio will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract a portfolio or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a portfolio’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the portfolio’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

A portfolio that acquires zero coupon or other securities issued with original issue discount (“OID”) and/or Treasury inflation-indexed securities (“TIIS”), on which principal is adjusted based on changes in the Consumer Price Index, must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIIS, during the taxable year, even if the portfolio receives no corresponding payment on them during the year. Similarly, a portfolio that invests in payment-in-kind (“PIK”) securities must include in its gross income securities it receives as “interest” on those securities. Each portfolio has elected similar treatment with respect to securities purchased at a discount from their face value (“market discount”). Because a portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the portfolio’s cash assets or from the proceeds of sales of portfolio securities, if necessary. The portfolio might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

OTHER INFORMATION

Delaware Statutory Trust.    The Trust is an entity of the type commonly known as a Delaware statutory trust. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust’s shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a portfolio could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a portfolio. However, the trust instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the Portfolios) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from a portfolio’s property for all losses and expenses of any portfolio shareholder held personally liable for the obligations of the portfolio. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which a portfolio itself would be unable to meet its obligations, a possibility that Equitable believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the portfolio. The Trustees intend to conduct the operations of the portfolios in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the portfolios.

Classes of Shares.    Each portfolio consists of Class A shares and Class B shares. A share of each class of a portfolio represents an identical interest in that portfolio’s investment portfolio and has the same rights,

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privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the portfolios will affect the performance of those classes. Each share of a portfolio is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that portfolio. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A and Class B shares will differ.

Voting Rights.    Shareholders of each portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the portfolios as a group may elect all of the Trustees of the Trust. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

Shareholder Meetings.    The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the outstanding shares of the Trust.

Class-Specific Expenses.    Each portfolio may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable.

Independent Accountants

PricewaterhouseCoopers, LLP (“PwC”), 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust’s independent accountants. PwC is responsible for auditing the annual financial statements of the Trust.

Custodian

JPMorgan Chase Bank (“Chase”), 4 Chase MetroTech Center, Brooklyn, New York 11245, serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the custody agreement between the Trust and Chase, Chase maintains cash, securities and other assets of the portfolios. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Transfer Agent

Equitable serves as the transfer agent and dividend disbursing agent for the Trust.

Counsel

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036, serves as counsel to the Trust. Goodwin Procter LLP, 599 Lexington Avenue, New York, New York 10022, serves as counsel to the Independent Trustees of the Trust.

FINANCIAL STATEMENTS

The audited financial statements for the year ended December 31, 2003, including the financial highlights, appearing in the Trust’s Annual Report to Shareholders, filed electronically with the SEC on March 10, 2004 (File No. 811-10509), are incorporated by reference and made a part of this document.

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APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by Standard & Poor’s. Commercial paper rated A-1 by Standard & Poor’s has the following characteristics:

•	liquidity ratios are adequate to meet cash requirements;

•	long-term senior debt is rated “A” or better;

•	the issuer has access to at least two additional channels of borrowing;

•	basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

•	typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and

•	the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by Standard & Poor’s to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following:

•	evaluation of the management of the issuer;

•	economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

•	evaluation of the issuer’s products in relation to competition and customer acceptance;

•	liquidity;

•	amount and quality of long-term debt;

•	trend of earnings over a period of ten years;

•	financial strength of parent company and the relationships which exist with the issuer; and

•	recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be “investment grade” if they are in one of the top four ratings.

Standard & Poor’s ratings are as follows:

•	Bonds rated AAA have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

•	Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

•	Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

•	Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

•	Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

•	The rating C1 is reserved for income bonds on which no interest is being paid.

•	Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s ratings are as follows:

•	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than the Aaa securities.

•	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

•	Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

•	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

•	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

•	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

•	Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier “1” indicates that a security ranks in the higher end of its rating category, the modifier “2” indicates a mid-range ranking and the modifier “3” indicates that the issue ranks in the lower end of its rating category.

APPENDIX B

ALLIANCE CAPITAL MANAGEMENT L.P.

Statement of Policies and Procedures for

Voting Proxies on Behalf of Discretionary Client Accounts

INTRODUCTION

As a registered investment adviser, Alliance Capital Management L.P. (“Alliance Capital”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement is applicable to Alliance Capital’s growth and value investment groups investing on behalf of clients in both US and global securities.

PROXY POLICIES

This statement is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

Appointment of Auditors: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management’s recommendation. However, we recognize that there may be inherent conflicts when a company’s independent auditor performs substantial non-audit related services for the company. Therefore, we may vote against the appointment of auditors if the fees for non-audit related services are disproportionate to the total audit fees paid by the company or there are other reasons to question the independence of the company’s auditors.

Changes in Capital Structure: Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company’s management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.

Corporate Restructurings, Mergers and Acquisitions: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held.

Proposals Affecting Shareholder Rights: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

Corporate Governance: Alliance Capital recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. For example, we will vote for proposals providing for equal access to proxies, a majority of independent directors on key committees, and separating the positions of chairman and chief executive officer.

Anti-Takeover Measures: Alliance Capital believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

Executive Compensation: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages triggered by a change in control to a shareholder vote and proposals that seek additional disclosure of executive compensation. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense.

Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

PROXY VOTING PROCEDURES

Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review new types of corporate governance issues, evaluate proposals not covered by these policies and recommend how we should generally vote on such issues. In addition, the committees, in conjunction with the analyst that covers the company, contact management and interested shareholder groups as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Corporate Legal Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to guidelines, industry trends and review the policies contained in this statement from time to time.

Conflicts of Interest

Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, whose retirement plan we administer, or with whom we have another business or personal relationship that may affect how we vote on the issuer’s proxy. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients’ best interests in mind. That said, we have implemented additional procedures to ensure that our votes are not the product of a conflict of interests, including: (i) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of and any contact that they have had with any interested party regarding a proxy vote; (ii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iii) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients’ best interests. For example, if our proposed vote is consistent with our stated proxy voting policy, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy but is also contrary to management’s recommendation, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management’s recommendation, and is also consistent with the views of an independent source, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management’s recommendation and is contrary to the views of an independent source, the proposal is reviewed by the appropriate proxy committee for final determination.

Proxies of Certain Non-US Issuers

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Alliance Capital may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.

Proxy Voting Records

Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Acting General Counsel, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

RCM CAPITAL MANAGEMENT LLC

DESCRIPTION OF PROXY VOTING POLICY

RCM Capital Management LLC (“RCM”) typically votes proxies as part of its discretionary authority to manage accounts, unless our client has explicitly reserved the authority for itself. In cases where we have voting authority, we intend to vote such proxies in a manner consistent with the best interest of our clients. Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power.

RCM has adopted written Proxy Voting Guidelines and Procedures (the “Proxy Guidelines”) that are reasonably designed to ensure that we are voting in the best interest of our clients. A Proxy Committee, consisting of investment, compliance and operations personnel, is responsible for establishing our proxy voting policies and procedures. The Proxy Guidelines summarize our position on various issues, including issues of corporate governance and corporate actions, and give general indication as to how we will vote shares on such issues. The Proxy Guidelines do not include all potential voting issues and for that reason, there may be instances when we may not vote proxies in strict adherence to the Proxy Guidelines. To the extent that the Proxy Guidelines do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will convene to discuss these instances. In evaluating issues, the Proxy Committee may consider information from many sources, including our portfolio management team, our analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups, and independent proxy research services. In situations where the Proxy Guidelines do not give clear guidance on an issue, our Proxy Specialist will, at his or her discretion, consult our Analyst or Portfolio Manager and/or the Proxy Committee. In the event that one of our analyst or portfolio manager wishes to override the Proxy Guidelines, the proposal will be presented to the Proxy Committee for a final decision. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, RCM may review various criteria associated with voting proxies and evaluate the expected benefit to our clients when making an overall determination on how or whether to vote a proxy. In addition, we may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on our ability to vote such a proxy. These issues may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

RCM retains an independent third-party voting service to assist us in the proxy voting process. The services provided offer a variety of proxy-related services to assist in our handling of proxy voting responsibilities. Such services include, among other things, analysis and voting recommendations and assistance in the administrative process.

Conflicts of Interest

RCM may have conflicts of interest that can affect how we vote our clients’ proxies. For example, RCM or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. In the example, failure to vote in favor of management may harm our or our affiliate’s relationship with the company. Given the value of the relationship to us or our affiliate a material conflict of interest may exist in this example even in the absence of efforts by management to persuade us how to vote. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which we vote our clients’ proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out our obligation to vote proxies, the Proxy Committee is responsible for addressing how RCM resolves such material conflicts of interest with our clients.

TCW INVESTMENT MANAGEMENT COMPANY

SUMMARY OF PROXY VOTING GUIDELINES AND PROCEDURES

Introduction

Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as “TCW”) act as investment advisors for a variety of clients, including mutual funds. In connection with these investment advisory duties, TCW exercises voting responsibilities for its clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of its clients’ holdings. In order to provide a basis for making decisions in the voting of proxies for its clients, TCW has established a proxy voting committee (the “Proxy Committee”) and adopted proxy voting guidelines (the “Guidelines”) and procedures. The Proxy Committee meets at least once a year to review the Guidelines and other proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, legal and marketing departments. TCW also uses an outside proxy voting service (the “Outside Service”) to help manage the proxy voting process. The Outside Service facilitates TCW’s voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records. Under specified circumstances described below involving potential conflicts of interest, the Outside Service may also be requested to help decide certain proxy votes.

The Guidelines

The Guidelines provide a basis for making decisions in the voting of proxies for clients of TCW. When voting proxies, TCW’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and specify whether TCW will vote for or against a particular type of proposal. In many cases, proxy voting issues will be decided on a case-by-case basis. When issues are to be decided on a case-by-case basis, TCW’s philosophy is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW’s clients, are best able to determine how best to further client interests and goals. Therefore, when the Guidelines determine that a proposal should be decided on a case-by-case basis, these decisions are typically referred to the portfolio managers, who exercise their best judgment to vote proxies in a manner that will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee, and the Outside Service.

The Guidelines and proxy voting procedures are summarized below. Upon request, TCW provides proxy voting records to its clients. These records, which are compiled by the Outside Service, state how votes were cast on behalf of client accounts and show, among other things, whether or not TCW voted in line with management recommendations. TCW is prepared to explain to clients the rationale for votes cast on behalf of client accounts. The following summary is organized by broad categories of decisions commonly presented to shareholders in the proxy voting process. Within each category, decisions are organized as to whether, according to the Guidelines, TCW votes in favor, votes against, or decides on a case-by-case basis. While the Guidelines provide a basis for making proxy voting decisions, TCW may determine to deviate from the Guidelines on a case-by-case basis in its discretion consistent with its obligations to clients.

Corporate Governance

TCW Votes in Favor of:

•	Proposals asking that the audit, compensation, and nominating committees be composed exclusively of independent directors

•	Proposals to repeal classified boards and elect all directors annually

•	Proposals to restore shareholder ability to remove directors with or without cause

•	Proposals that permit shareholders to elect directors to fill board vacancies

•	Proposals that remove restrictions on the right of shareholders to act independently of management

•	Proposals to allow or make easier shareholder action by written consent

•	Proposals that seek to fix the size of the board

•	Proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments

•	Proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations

•	Proposals that request companies to adopt confidential voting

TCW Votes Against:

•	Directors who, in the determination of TCW or the Outside Service, have compiled an insufficient attendance record at board and committee meetings during the preceding 12 months, are inside directors who sit on the audit, compensation, or nominating committees, are inside directors where the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees, or take or fail to take certain other actions where the result is deemed adverse to shareholder interests

•	Shareholder proposals requiring directors to own a minimum amount of company stock, limiting the tenure of outside directors, or imposing a mandatory retirement age for outside directors

•	Proposals to eliminate entirely directors’ and officers’ liability for violating the duty of care

•	Indemnification proposals that expand coverage beyond what is customary

•	Proposals to classify boards of directors

•	Proposals that provide that directors may be removed only for cause

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies

•	Proposals to eliminate cumulative voting

•	Proposals to restrict or prohibit shareholder ability to call special meetings

•	Proposals to restrict or prohibit shareholder ability to take action by written consent

•	Proposals that give management the ability to alter the size of the board without shareholder approval

•	Management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments

•	Management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations

TCW Decides on a Case-by-Case Basis:

•	Votes on director nominees (other than when a vote is withheld as described above)

•	Shareholder proposals requiring that the positions of chairman and chief executive officer be held separately

•	Shareholder proposals asking that a majority of directors be independent

•	Proposals on director and officer indemnification and liability protection (other than when a vote is withheld as described above)

•	Bundled or conditioned proxy proposals

•	Proposals to establish a shareholder advisory committee

Proxy Contests and Tender Offers

TCW Votes in Favor of:

•	Reimbursing proxy solicitation expenses in cases where one of the Outside Services recommends in favor of the dissidents

•	Shareholder proposals that ask a company to submit poison pills for shareholder ratification

•	Proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments

•	Shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes

•	Shareholder proposals that would allow significant company shareholders equal access to management’s proxy material

TCW Votes Against:

•	Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares

•	Dual-class exchange offers or recapitalizations

TCW Decides on a Case-by-Case Basis:

•	Votes in contested elections of directors

•	Proposals to reimburse proxy solicitation expenses (other than when voting for such a proposal as described above)

•	Proposals to restore or permit cumulative voting

•	Shareholder proposals to redeem a company’s poison pill

•	Management proposals to ratify a poison pill

•	Proposals to adopt fair price provisions (other than when a vote is withheld as described above)

•	Restructuring plans that involve the payment of pale greenmail

Capital Structure

TCW Votes in Favor of:

•	Management proposals to increase common share authorization for a stock split

•	Management proposals to implement a reverse stock split when the number of shares will be proportionally reduced to avoid delisting

•	Proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense

•	Proposals to authorize preferred stock when the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

•	Shareholder proposals to have blank check preferred stock placements submitted for shareholder ratification

•	Management proposals to reduce the par value of common stock

•	Management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms

TCW Votes Against:

•	Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures

•	Proposals authorizing new classes of blank check preferred stock

TCW Decides on a Case-by-Case Basis:

•	Proposals to increase the number of shares of common stock authorized for issue

•	Proposals to implement reverse stock splits that do not proportionately reduce the number of shares authorized for issue

•	Proposals to increase the number of blank check preferred shares

•	Shareholder proposals that seek preemptive rights

•	Proposals to increase common or preferred shares and to issue shares as part of a debt restructuring plan

•	Proposals to create tracking stock

Executive and Director Compensation

TCW Votes in Favor of:

•	Shareholder proposals that seek additional disclosure of executive and director pay information

•	Shareholder proposals to have golden and tin parachutes submitted for shareholder ratification

•	Proposals that request shareholder approval in order to implement ESOPs or to increase authorized shares for existing ESOPs

•	Proposals to implement 401(k) savings plans for employees

TCW Decides on a Case-by-Case Basis:

•	Votes with respect to compensation plans

•	Management proposals seeking approval to reprice options

•	Votes on stock-based plans for directors

•	Votes on employee stock purchase plans

•	Shareholder proposals that seek to limit executive and director pay

•	Proposals to ratify or cancel golden or tin parachutes

Miscellaneous Issues

TCW Votes in Favor of:

•	Proposals to change a corporate name

•	Proposals seeking improved disclosure in a variety of areas of social concern; e.g., certain environmental and labor issues

TCW Votes Against:

•	Proposals regarding charitable contributions

•	Most shareholder proposals requiring corporate action on matters of social controversy

TCW Decides on a Case-by-Case Basis:

•	Proposals to ratify auditors, considering such factors as the length of time the company has retained the auditor and the amount of non-audit fees the company has paid the auditor during the preceding year

Conflict Resolution

It is unlikely that serious conflicts of interest will arise in the context of TCW’s proxy voting, because TCW does not engage in investment banking or the managing or advising of public companies. In the event a potential conflict does arise, the primary means by which TCW avoids a conflict of interest in the voting of proxies for its clients is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings. In this regard, if a potential conflict of interest arises, but the proxy vote to be decided is predetermined under the Guidelines to be cast either in favor or against, then TCW will follow the Guidelines and vote accordingly. On the other hand, if a potential conflict of interest arises and the Guidelines are either silent on the matter or provide that such vote should be decided on a case-by-case basis, then TCW will undertake the following analysis.

First, if a potential conflict of interest is identified because the issuer soliciting proxy votes is itself a client of TCW’s (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW’s), then the Proxy Committee will determine whether such relationship is material to TCW. In making this determination, a conflict of interest will usually not be deemed to be material unless the assets managed for that client by TCW exceed, in the aggregate, 0.25% (25 basis points) or more of TCW’s total assets under management. If such a material conflict is deemed to have arisen, then TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to its Outside Service for its independent consideration as to how the vote should be cast.

Second, in recognition of the significance of TCW’s philosophy of referring discretionary votes to its portfolio managers, TCW’s Compliance Department monitors all relationships between portfolio managers and their immediate families, on the one hand, and issuers soliciting proxy votes from TCW clients, on the other hand. If a manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted portfolio manager and, as a group, the Proxy Committee will consider and cast the vote.

Proxy Voting Information and Recordkeeping

Upon request, TCW provides proxy voting records to its clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations. To obtain proxy voting records, a client should contact TCW’s Proxy Voting Manager. TCW clients will also soon be able to access TCW’s proxy voting record on the TCW website.

TCW or the Outside Service will keep records of the following items: (i) TCW’s Guidelines and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by the Outside Service, the Outside Service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and TCW’s response (whether a client’s request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision. Additionally, TCW or the Outside Service will maintain any documentation related to an identified material conflict of interest.

TCW or the Outside Service will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, TCW or the Outside Service will store such records at its principal office.

International Proxy Voting

While TCW utilizes the Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Also, proxy votes against management rarely succeed. Furthermore, the operational hurdles to voting proxies vary by country. As a result, TCW considers international proxy voting on a case-by-case basis. However, when TCW believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, TCW will make every reasonable effort to vote such proxies. In addition, TCW attempts to implement, to the extent appropriate, uniform voting procedures across countries.

JANUS CAPITAL MANAGEMENT LLC

PROXY VOTING SUMMARY

Janus Capital Management LLC (“Janus”) votes proxies in the best interest of if its clients. Janus will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service). Janus will only accept direction from a client to vote proxies for that client’s account pursuant to 1) Janus’ Proxy Voting Guidelines (the “Janus Guidelines”) 2) the recommendations of Institutional Shareholder Services or 3) the recommendations of Institutional Shareholder Services under their Proxy Voter Services program.

PROXY VOTING PROCEDURES

Janus has developed proxy voting guidelines (the “Janus Guidelines”) that influence how Janus portfolio managers vote proxies on securities held by the portfolios Janus manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders’ interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus’ portfolio managers for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines, however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

The role of the Proxy Voting Committee is to work with Janus portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee’s oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus believes that application of the Janus Guidelines to vote proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

Upon request, on an annual basis, Janus will provide its clients with the proxy voting record for that client’s account.

PROXY VOTING POLICIES

As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

Board of Directors Issues

Janus will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus will generally vote in favor of proposals to increase the minimum number of independent directors. Janus will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

Auditor Issues

Janus will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.

Executive Compensation Issues

Janus reviews executive compensation plans on a case by case basis. However, Janus will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus will also generally oppose proposals regarding the repricing of underwater options.

General Corporate Issues

Janus will generally vote in favor of proposals regarding supermajority voting rights. Janus will generally oppose proposals for different classes of stock with different voting rights. Janus will review anti-takeover measures on a case by case basis. Janus will also review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case by case basis.

Shareholder Proposals

If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus will generally vote pursuant to that Janus Guideline. Otherwise, Janus will generally oppose the shareholder proposal.

Conflicts of Interest

The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting. A conflict of interest may exist, for example, if Janus has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any portfolio manager with knowledge of a personal conflict of interest (i.e., a family member in a company’s management) relating to a particular referral item shall disclose that conflict to the Committee and may be required to recuse himself or herself from the proxy voting process. Issues raising possible conflicts of interest are referred by the Proxy Administrator to the Committee for resolution. Application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Guidelines, the Committee will review the proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. If the Committee does not agree that the portfolio manager’s rationale is reasonable, the Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

THORNBURG INVESTMENT MANAGEMENT, INC.

Thornburg Investment Management, through a third-party voting service, votes shares owned by clients according to the proxy voting guidelines provided by the third-party voting service. Currently, Thornburg Investment Management contracts with Institutional Shareholder Services (ISS) to act as the third-party voting service.

The proxy voting procedures are as follows:

•	Custodians, distribution agents and any other parties that would traditionally send proxy materials to Thornburg Investment Management are instructed to forward all proxy materials to ISS for review.

•	After an analysis of the topics, ISS then forwards their recommendations to Thornburg Investment Management for review.

•	Once Thornburg Investment Management has reviewed the recommendations provided by ISS a determination will be made to either override the recommendation or agree to vote as advised.

•	Generally Thornburg Investment Management will vote with the recommendation made by ISS. Exceptions may exist when the vote concerns issues that are unique or non-routine.

•	Thornburg Investment Management will abstain from voting on all social issues.

Resolution of Conflicts of Interest

In any case where a portfolio manager determines that a proxy vote involves an actual Conflict of Interest, and the proxy vote relates to the election of a director in a uncontested election or ratification of selection of independent accountants, the portfolio manager shall vote the proxy in accordance with the recommendation of any proxy voting service previously engaged by the Manager. If no such recommendation is available, or if the proxy vote involves any other matters, the portfolio manager shall immediately refer the vote to the Client (or in the case of any registered investment company managed by the Manager which is a Client, to the chairman of its audit committee) for direction on the voting of the proxy or consent to vote in accordance with the portfolio manager’s recommendation. In all cases where such a vote is referred to the Client, the Manager shall disclose the Conflict of Interest to the Client.

INSTITUTIONAL CAPITAL CORPORATION

PROXY VOTING POLICIES AND PROCEDURES

Institutional Capital Corporation (the “Adviser”) exercises voting authority with respect to securities held by our private account clients who delegate authority for proxy voting to us and the ICAP Funds, Inc (the “Fund”). Our fiduciary duties require us to monitor corporate events and to vote the proxies in a manner consistent with the best interest of our clients and Fund shareholders.

I.    Supervision of policy

The Proxy Committee is responsible for overseeing the day-to-day operation of these proxy voting policies and procedures. The analyst who follows the company is responsible for monitoring corporate actions, analyzing proxy proposals, making voting decisions, and ensuring that proxies are submitted in a timely fashion. We have retained Institutional Shareholder Services to provide objective analysis and recommendations to assist the analyst and Proxy Committee in their evaluation of each proxy proposal.

II.    Disclosure to clients

We will disclose to clients and to the Board of Directors of the Fund how they can obtain information from us on how client and Fund portfolio securities were voted. This disclosure will be made annually. At the same time, we will provide a summary of these proxy voting policies and procedures to clients and to the Board of Directors of the Fund, and, upon request, will provide them with a copy of the same.

III.    Recordkeeping

We will maintain the following records with respect to proxy voting:

•	a copy of our proxy voting policies and procedures;

•	a copy of all proxy statements received (the Adviser may rely on a third party or the SEC’s EDGAR system to satisfy this requirement);

•	a record of each vote cast on behalf of a client (the Adviser may rely on a third party to satisfy this requirement);

•	a copy of any document prepared by the Adviser that was material to making a voting decision or that memorializes the basis for that decision; and

•	a copy of each written client request for information on how we voted proxies on the client’s behalf, and a copy of any written response to any (written or oral) client request for information on how we voted proxies on behalf of the requesting client.

These books and records shall be made and maintained in accordance with the requirements and time periods provided in Rule 204-2 of the Investment Advisers Act of 1940.

IV.    Proxy voting guidelines

The attached proxy voting guidelines summarize our position on various issues of concern to clients and Fund shareholders and give a general indication as to how we will vote shares on each issue. However, this list is not exhaustive and does not include all potential voting issues and for that reason, there may be instances where we may not vote the client’s shares in strict accordance with these guidelines. Alternatively, clients may give us their own written proxy voting guidelines to which we will endeavor to adhere for their account.

V.    Conflicts of interest

There may be instances where our interests conflict, or appear to conflict, with client interests. For example, we may manage a portion of a pension plan of a company whose management is soliciting proxies. There may be a concern that we would vote in favor of management because of our relationship with the company. Or, for example, we (or our senior executive officers) may have business or personal relationships with corporate directors or candidates for directorship.

Our duty is to vote proxies in the best interests of our clients and Fund shareholders. Therefore, in situations where there is a conflict of interest, we will take one of the following steps to resolve the conflict:

1.	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on our part;

2.	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service; or

3.	Disclose the conflict to the client or, with respect to the Fund, the Fund’s Board of Directors (or its delegate) and obtain the client’s or Board’s direction to vote the proxies.

MFS INVESTMENT MANAGEMENT

PROXY VOTING POLICIES DESCRIPTION

The Board of Trustees and the Board of Managers of the investment companies (the “MFS Funds”) advised by MFS Investment Management (“MFS”) have delegated to MFS the right and obligation to vote proxies for shares that are owned by the MFS Funds, in accordance with MFS’ proxy voting policies and procedures (the “MFS Proxy Policies”). The Trustees and the Managers remain ultimately responsible for overseeing the voting of proxies on behalf of the MFS Funds.

The MFS Proxy Policies have been designed to ensure that proxies are voted in what MFS believes to be the best long-term economic interests of the MFS Funds. MFS shall carry out its duties under the MFS Proxy Policies in a manner consistent with MFS’ fiduciary obligations to the MFS Funds. The MFS Proxy Policies have been designed to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of the MFS Funds. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be in the best long-term economic interests of the MFS Funds.

MFS has carefully reviewed matters that in recent years have been presented for shareholder vote, by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of the MFS Funds must be in what MFS believes to be in the best long-term economic interests of the MFS Funds, MFS has adopted detailed proxy voting guidelines (the “Guidelines”) that govern how MFS generally plans to vote on specific matters presented for shareholder vote.

MFS reserves the right to override the Guidelines with respect to a particular shareholder vote when such an override is, in MFS’ best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of the MFS Funds. In addition, there may be situations involving matters presented for shareholder vote that are not clearly governed by the Guidelines, such as proposed mergers and acquisitions. The MFS Proxy Policies set forth specific procedures that are designed to ensure that voting decisions in these situations are made in what MFS believes to be in the best long-term economic interests of the MFS Funds, and not in the interests of any other party or in MFS’ corporate interests, such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

Periodically, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a listing of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the Guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and (iv) a review of the MFS Proxy Policies and the Guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to the MFS Proxy Policies to the extent necessary or advisable.

MFS’	policies include:

A.	Voting Guidelines;

B.	Administrative Procedures; and

C.	Records Retention and Reports.

A.    VOTING GUIDELINES

The Guidelines have been established by MFS for recurring issues that appear on proxies. The Guidelines are simply that – guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from the Guidelines. The following is a summary of the significant Guidelines.

Non-Salary Compensation Programs

MFS votes against option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of restricted stock at deep discounts to fair market value. MFS generally votes against stock option plans which involve stock appreciation rights or the use of unexercised options to “buy” stock.

MFS opposes plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

“Golden Parachutes”

From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage of such officer’s annual compensation.

Anti-Takeover Measures

In general, MFS votes against any measure that inhibits capital appreciation in a stock, including a possible takeover and any proposal that protects management from action by shareholders. These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to board classification and super-majority requirements.

Reincorporation and Reorganization Proposals

When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

Dilution

There are many reasons for issuance of stock and most are legitimate. As noted above under “Non-Salary Compensation Programs”, when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity, MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device.

Confidential Voting

MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

Independence of Boards of Directors and Committees Thereof

While MFS acknowledges the potential benefits of a company’s inclusion of directors who are “independent” from management, MFS generally opposes shareholder proposals that would require that a majority (or a “super-majority”) of a company’s board be comprised of “independent” directors. Such proposals could inappropriately reduce a company’s ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed “independent”, or could result in the unnecessary addition of additional “independent” directors to a company’s board. However, in view of the special role and responsibilities of various committees of a board of directors, MFS supports proposals that would require that the Audit, Nominating and Compensation Committees be comprised entirely of directors who are deemed “independent” of the company.

Best Practices Standards

Best practices standards have rapidly evolved in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally supports these changes. However, many issues are not publicly registered, are not subject to these enhanced listing standards or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as it believes that — within the circumstances of the environment within which the issuers operate  — the proposal is consistent with the best long-term economic interests of the MFS Funds.

Foreign Issuers—Share Blocking

In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, MFS must balance the benefits to the MFS Funds of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with the MFS Proxy Policies.

Social Issues

There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

The laws of various states may regulate how the interests of certain clients subject to those laws are voted.

B.    ADMINISTRATIVE PROCEDURES

1.    MFS Proxy Review Group

The administration of the MFS Proxy Policies is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS’ Proxy Consultant. The MFS Proxy Review Group:

a.	Reviews the MFS Proxy Policies and the Guidelines at least annually and recommends any amendments considered to be necessary or advisable;

b.	Determines whether any material conflicts of interest exist with respect to instances in which (i) MFS seeks to override the Guidelines and (ii) votes not clearly governed by the Guidelines; and

c.	Considers special proxy issues as they may arise from time to time.

2.    Potential Conflicts of Interest

The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of the MFS Funds. Any attempt to influence MFS’ voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.

In cases where proxies are voted in accordance with the MFS Proxy Policies and the Guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding such Policies and Guidelines, or (ii) matters presented for vote are not clearly governed by such Policies and Guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

a.	Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the “MFS Significant Client List”);

b.	If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

c.	If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d.

For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests.

3.    Gathering Proxies

MFS, on behalf of itself and the MFS Funds, has entered into an agreement with an independent proxy administration firm (the “Proxy Administrator”) pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for the MFS Funds. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings datafeed.

4.    Analyzing Proxies

After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)1 are automatically voted in accordance with the Guidelines by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.

Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the Guidelines and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

As noted above, MFS reserves the right to override the Guidelines when such an override is, in MFS’ best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of the MFS Funds. Any such override of the Guidelines shall be examined, explained and reported in accordance with the procedures set forth in the MFS Proxy Policies.

5.    Voting Proxies

After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator’s system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of the MFS Funds.

6.    Monitoring System

It is the responsibility of the Proxy Administrator and MFS’ Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for the MFS Funds are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator’s system. Additionally, through an interface with the

[1]	Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor for foreign issuers, including the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

portfolio holdings database of the MFS Funds, the Proxy Administrator matches a list of all MFS Funds which hold shares of a company’s stock and the number of shares held on the record date with the Proxy Administrator’s listing of any upcoming shareholder’s meeting of that company.

C.    RECORDS RETENTION AND REPORTS

MFS will retain copies of the MFS Proxy Policies in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for a period of six years. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, the dates when proxies were received and returned, and the votes on each company’s proxy issues, are retained for six years. As noted above in the introductory paragraphs, periodically MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds.

PROVIDENT INVESTMENT COUNSEL, INC.

PROXY VOTING POLICY AND PROCEDURE SUMMARY

Provident Investment Counsel (PIC) has recently adopted formal proxy voting policies and procedures as required by new SEC Rule 206(4)-2 under the Investment Advisers Act of 1940. We believe these new policies and procedures will ensure that PIC will vote proxies, on behalf of clients that have authorized us to do so, in the best interest of those clients in accordance with our fiduciary duties to them.

PIC has retained Institutional Shareholder Services (ISS), a widely respected third-party proxy-voting vendor, to oversee our proxy voting process. ISS will determine what proxies are outstanding with respect to shares held in our clients’ portfolios and what issues are to be voted on, and will help us ensure that proxies are voted in a timely manner.

PIC has adopted substantive voting guidelines covering a variety of the types of issues on which shareholders are often asked to vote. These guidelines will be used to vote the shares held in our clients’ portfolios, unless clients have directed us otherwise or our portfolio analysts believe the guidelines should not be followed in particular situations. The guidelines are governed by our primary duty to safeguard and promote the interests of our clients. In keeping with this duty, our general policy is to vote in favor of those proposals which advance the sustainable economic value of the companies our clients own. In the event of a conflict of interest between PIC and our clients, proxies will be voted as specified in our guidelines unless the guidelines involve substantial discretion by our portfolio analysts, in which case they will be voted as recommended by ISS.

Please notify your client service manager or account representative if you wish to receive a copy of our complete Proxy Voting Procedures and Guidelines or obtain information on how PIC voted your securities.

FRANKLIN ADVISERS, INC.

PROXY VOTING POLICIES & PROCEDURES

Franklin Advisers, Inc. (hereinafter “Adviser”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), an affiliate and wholly owned subsidiary of Franklin Resources, Inc.

All proxies received by the Proxy Group will be voted based upon Adviser’s instructions and/or policies. To assist it in analyzing proxies, Adviser subscribes to Institutional Shareholder Services (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Although ISS’ analyses are thoroughly reviewed and considered in making a final voting decision, Adviser does not consider recommendations from ISS or any other third party to be determinative of Adviser’s ultimate decision. Adviser votes proxies solely in the interests of the client, Adviser-managed fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries (collectively “Advisory Clients”). As a matter of policy, the officers, directors and employees of Adviser and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients. In situations where Adviser perceives a material conflict of interest, Adviser may: disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS or those of another independent third party provider of proxy services; send the proxy directly to the relevant Advisory Client for a decision, or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Adviser will not support the position of the company’s management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

The Proxy Group is part of the Franklin Templeton Companies, LLC Corporate Legal Department and is overseen by legal counsel. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and will provide the analyst with the meeting notice, agenda, ISS analyses, recommendations and any other available information. Adviser’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS analysis, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Adviser’s research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.

Adviser has adopted general proxy voting guidelines that are reviewed periodically by various members of Adviser’s organization, including portfolio management, legal counsel and Adviser’s officers, and are subject to change. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Adviser anticipate all future situations. The guidelines cover such agenda items as the election of directors, ratification of auditors, management and director compensation, anti-takeover mechanisms, changes to capital structure, mergers and corporate restructuring, social and corporate policy issues, and global corporate governance.

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Adviser understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Adviser will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which Adviser cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. In addition, Adviser may abstain from voting under certain circumstances or vote against items such as “Other Business” when Adviser is not given adequate information from the company.

The Proxy Group is responsible for maintaining the documentation that supports Adviser’s voting position. The Proxy Group is also responsible for maintaining appropriate proxy voting supporting documentation and records. Such records may include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All files will be retained for at least five years, the first two of which will be on-site. Advisory Clients may view Adviser’s complete proxy voting policies and procedures on-line at www.franklintempleton.com, request copies of their proxy voting records and Adviser’s complete proxy voting policies and procedures by calling the Proxy Group collect at 1-954-847-2268 or send a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of Adviser are made available as required by law and is responsible for overseeing the filing of such policies and procedures with the SEC.

AXA ROSENBERG INVESTMENT MANAGEMENT LLC

PROXY VOTING PROCEDURES AND POLICIES

Statement of Proxy Voting

Proxy voting is an important right of the shareholders. Consequently, it is AXA Rosenberg Investment Management LLC’s and its advisory affiliates’ (collectively, “AXA Rosenberg”) policy to vote proxy proposals on behalf of its clients in a manner which is reasonably anticipated to further the best economic interests of those clients.

The client relationships in which AXA Rosenberg will vote the proxies include:

•	Employee benefit plans and other clients subject to ERISA;

•	Institutional clients, not subject to ERISA, which have delegated proxy-voting responsibility to AXA Rosenberg;

•	Registered investment companies advised or sub-advised by AXA Rosenberg; and

•	Limited partnerships and other commingled funds advised by AXA Rosenberg.

AXA Rosenberg will also accommodate clients who delegate proxy voting responsibility to AXA Rosenberg, but who wish to retain the right to exercise proxy voting rights associated with their portfolio on specific proxy issues.

For those advisory clients who have not delegated or who have expressly retained proxy-voting responsibility, AXA Rosenberg has no authority and will not vote any proxies for those client portfolios.

Proxy Voting Procedures

AXA Rosenberg has retained, Institutional Shareholder Services (“ISS”), to assist AXA Rosenberg in coordinating and voting proxies with respect to client securities. Once it is deemed that AXA Rosenberg will vote proxies on behalf of a client, AXA Rosenberg notifies ISS of this delegation, thereby enabling ISS to automatically receive proxy information. AXA Rosenberg monitors ISS to assure that the proxies are being properly voted and appropriate records are being retained.

ISS will:

1.	Keep a record of each proxy received;

2.	Determine which accounts managed by AXA Rosenberg hold the security to which the proxy relates;

3.	Compile a list of accounts that hold the security, together with the number of votes each account controls and the date by which AXA Rosenberg must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

4.	AXA Rosenberg will identify conflicts that exist between the interests of AXA Rosenberg and its clients

Disclosure

AXA Rosenberg will provide a copy of these policies and procedures on the AXA Rosenberg website (www.axarosenbergfunds.com) and will include a copy of these policies and procedures in its Form ADV Part II. Additionally, AXA Rosenberg will disclose in its Form ADV Part II that clients may contact AXA Rosenberg via email or by telephone in order to obtain information on how AXA Rosenberg voted such client’s proxies, and to request a copy of these procedures and policies. If a client with a separate account requests this information, AXA Rosenberg will prepare a written response to the client that lists among other matters, with respect to each voted proxy of which the client has inquired: the name of the issuer, the proposal voted upon, and how AXA Rosenberg voted the client’s proxy.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED

Summary Proxy Voting Policy

The fundamental policy of Bank of Ireland Asset Management Limited and the BIAM group of companies (“BIAM”) is to vote all proxies in the clients’ best interests. BIAM seeks to achieve this result by voting in the manner that, it believes, is most likely to maximize total return to the client as an investor in the securities being voted.

BIAM has adopted and implemented written proxy voting policies and procedures (“Policies”) for voting specific types of proposals.

BIAM’s proxy voting decisions are made by the Asset Managers. The Portfolio Construction Department is responsible for the communication of voting decisions between the Asset Managers and BIAM’s proxy voting agent (the “Agent”). The Agent is responsible for the timely and accurate processing of the voting decision, and the distribution of the decision to all relevant parties.

BIAM has established a Proxy Voting Committee (“Committee”) to deal with various issues associated with proxy voting. The role of the Committee is to develop and periodically review the Policies to help ensure they are up to date and reflect current regulatory requirements; review compliance with the Policies; and critically evaluate exceptions to the Policies. The Committee also is responsible for taking reasonable steps to seek to identify any potential material conflicts of interest on the part of BIAM or its personnel that may affect particular proxy votes.

Should a material conflict of interest arise, BIAM may (1) vote the proxies in accordance with the general rule stated in the Proxy Voting Guidelines (as may be amended from time to time); (2) seek voting instructions or a waiver of the conflict from the clients whose securities are to be voted on their specific shares; (3) cast the votes for its clients in the same proportion as the vote of all other holders of such security, or “mirror vote,” if information about the votes cast by other holders is reasonably and timely available to BIAM; (4) refrain from voting, other than to vote “present” for purposes of a quorum; or (5) take other action appropriate under the circumstances.

BIAM sets its Proxy Voting Guidelines and makes each proxy voting decision independently, in the best interests of its clients and without regard to the interests of BIAM, its parent company or any other affiliates of BIAM. In addition, as a matter of policy, BIAM will not accept or consider direction from its affiliates on how to vote any particular proxy.

These Policies apply where clients have delegated the authority and responsibility to BIAM to decide how to vote proxies. Where BIAM has agreed to follow client guidelines in voting proxies, client guidelines will be followed and supercede these Policies. BIAM also will follow these Policies, as applicable, if it provides advice or recommendations about specific proxy votes to clients that have not delegated voting responsibility to BIAM.

These Policies may be changed from time to time. A copy of BIAM’s proxy voting policies and procedures, or information on how BIAM voted proxies on your behalf is available on request. Please contact Bank of Ireland Asset Management (U.S.) Limited, Attn: Client Services Department, 75 Holly Hill Lane, Greenwich, CT 06830.

MARSICO CAPITAL MANAGEMENT, LLC

Summary of Proxy Voting Policy

Marsico Capital Management, LLC (“MCM”) adopted a revised proxy voting policy effective March 31, 2003. The revised policy generally provides that:

•	MCM votes client proxies in the best economic interest of clients. Because MCM generally believes in the managements of companies we invest in, we think that voting in clients’ best economic interest generally means voting with management.

•	Although MCM will generally vote with management, our analysts will review proxy proposals as part of our normal monitoring of portfolio companies and their managements. In rare cases, we might decide to vote a proxy against a management recommendation. This would require notice to every affected MCM client.

•	MCM generally will abstain from voting (or take no action on) proxies issued by companies we have decided to sell, or proxies issued by foreign companies that impose burdensome voting requirements. MCM will not notify clients of these routine abstentions (or decisions not to take action).

•	In unusual circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. MCM will not notify clients if it uses these routine procedures to resolve an apparent conflict. In rare cases, MCM might use other procedures to resolve an apparent conflict and give notice to clients.

•	MCM generally uses an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM’s full proxy voting policy and information about the voting of a particular client’s proxies are available to the client on request.

FIRSTHAND CAPITAL MANAGEMENT, INC.

PROXY VOTING POLICIES SUMMARY

As a registered investment adviser, Firsthand Capital Management, Inc. (“Firsthand”) has a fiduciary obligation to act in the best interests of its clients. Firsthand has developed a set of Proxy Voting Policies and Procedures (the “Proxy Procedures”) with respect to the voting of securities owned by clients over which Firsthand has discretionary voting authority. Firsthand believes that the right to vote proxies is a client asset and therefore, in exercising such rights, Firsthand will attempt to maximize and protect the value of the security and to give the greatest economic benefit to the client. The exclusive purpose shall be to provide benefits to the account by considering those factors that affect the value of the security with respect to which a proxy is issued. Under its Proxy Procedures, Firsthand will exercise voting rights on all decisions that Firsthand has determined to have a material effect on the value of the security.

In accordance with the Proxy Procedures, Firsthand has designated a third party agent (Institutional Shareholder Services (“ISS”)) to review each proxy proposal, to provide recommendations for voting and to cast votes on behalf of Firsthand’s clients, subject to the review and approval by Firsthand of such recommendation prior to voting. A designated employee of Firsthand reviews each ISS proposal and recommendation and, with due consultation with the Proxy Committee, ensures that votes are cast on a timely basis and in accordance with the Proxy Procedures.

The Proxy Procedures establishes the Proxy Committee, comprising of members of Firsthand’s portfolio management and research departments. The Proxy Committee meets quarterly to review the proxies voted during the preceding quarter and to reaffirm or adjust the voting guidelines for the upcoming quarter. The Proxy Committee also meets on an ad hoc basis whenever Firsthand believes that a vote should be cast in a way different from that recommended by ISS.

As a general rule Firsthand shall cause the proxies to be voted in the same manner as the issuer’s management, unless there are compelling reasons not to do so, because confidence in management is one of the factors considered in making an investment. Firsthand shall take into consideration, however, that certain proposals in the area of corporate governance, anti-takeover measures, capitalization changes and compensation programs may not be in the best interests of the relevant account and, therefore, provide reasons for voting against management. Such proposals will be reviewed by the Proxy Committee on a case by case basis and voted in a manner that the Proxy Committee believes to be in the best interest of the client.

The Proxy Procedures also address the issue of resolving conflict of interest. To the extent a conflict of interest exists and Firsthand decides to vote against the recommendation of an independent third party proxy administrator (i.e. ISS), the conflict must be identified and disclosed to the Proxy Committee. The Proxy Committee would review the conflict and all the surrounding facts and circumstances and decide how to resolve the conflict in the best interests of the client. An override of the independent third party recommendation may be approved if the Proxy Committee believes that any potential conflict of interest does not outweigh the business rationale for the override or inappropriately affect the recommendation of the Proxy Administrator.

A I M CAPITAL MANAGEMENT, INC.

PROXY POLICIES AND PROCEDURES

A.    Proxy Policies

Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an “AIM Advisor” and collectively “AIM”) has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company’s board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company’s board of directors, and we do not currently expect that trend to change. Although AIM’s proxy voting policies are stated below, AIM’s proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I.    Boards Of Directors

A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

There are some actions by directors that should result in votes being withheld. These instances include directors who:

•	Are not independent directors and sit on the board’s audit, compensation or nominating committee;

•	Attend less than 75 percent of the board and committee meetings without a valid excuse;

•	Implement or renew a dead-hand or modified dead-hand poison pill;

•	Enacted egregious corporate governance policies or failed to replace management as appropriate;

•	Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Portfolio manager’s assessment;

•	Qualifications of director nominees (both slates);

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

•	Background to the proxy contest.

II.    Independent Auditors

A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company’s auditors unless:

•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises the auditors’ independence.

III.    Compensation Programs

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

•	We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

•	We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

•	We will vote against plans that have any of the following structural features: ability to reprice underwater options without shareholder approval, ability to issue options with an exercise price below the stock’s current market price, ability to issue reload options, or automatic share replenishment (“evergreen”) feature.

•	We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

•	We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.

IV.    Corporate Matters

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

•	We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

•	We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

•	We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

•	We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V.    Shareholder Proposals

Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal’s impact on the company’s short-term and long-term share value, its effect on the company’s reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company’s overall corporate governance provisions, and the reasonableness of the request.

•	We will generally abstain from shareholder social and environmental proposals.

•	We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.

•	We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

•	We will generally vote for proposals to lower barriers to shareholder action.

•	We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of “TIDE” provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

VI.    Other

•	We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

•	We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

•	We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

AIM’s proxy policies, and the procedures noted below, may be amended from time to time.

B.    Proxy Committee Procedures

The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote.

The committee shall give appropriate and significant weight to portfolio managers’ views regarding a proposal’s impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

AIM’s proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries (“ISS”), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds’ Board of Directors/Trustees:

1.	Other than by voting proxies and participating in Creditors’ committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

2.	AIM will not publicly announce its voting intentions and the reasons therefore.

3.	AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

4.	All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM’s concerns for its advisory clients’ interests and not for an attempt to influence or control management.

C.    Business/Disaster Recovery

If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS’ proxy policies and procedures, which may vary slightly from AIM’s.

D.    Restrictions Affecting Voting

If a country’s laws allow a company in that country to block the sale of the company’s shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager’s ability to trade in a stock in order to vote at a shareholder meeting.

E.    Conflicts of Interest

The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM’s interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM’s relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM’s relationship with the company into account, and will vote the company’s proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

WELLINGTON MANAGEMENT COMPANY, LLP

SUMMARY OF PROXY VOTING POLICY

The Funds have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Wellington Management’s Proxy Committee is responsible for the review and oversight of the firm’s Proxy Policies and Procedures. The Proxy Group within Wellington Management’s Legal Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on our assessment of the merits of each proposal. The identified portfolio managers have the authority to determine the final vote for securities held in Funds for which they serve as the designated manager, unless such party is determined to have a material conflict of interest related to that proxy vote.

Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. The Proxy Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of the Proxy Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.

Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

BLACKROCK ADVISORS, INC.

PROXY VOTING POLICY

INTRODUCTION

This Proxy Voting Policy (“Policy”) for BlackRock Advisors, Inc. and its affiliated registered investment advisers (“BlackRock”) reflects our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. In addition, the Department of Labor views the fiduciary act of managing ERISA plan assets to include the voting of proxies. Proxy voting decisions must be made solely in the best interests of the pension plan’s participants and beneficiaries. The Department of Labor has interpreted this requirement as prohibiting a fiduciary from subordinating the retirement income interests of participants and beneficiaries to unrelated objectives. The guidelines in this Policy have been formulated to ensure decision-making consistent with these fiduciary responsibilities.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supercede the specific guidelines in this Policy. BlackRock will disclose to our advisory clients information about this Policy as well as disclose to our clients how they may obtain information on how we voted their proxies. Additionally, BlackRock will maintain proxy voting records for our advisory clients consistent with the Advisers Act. For those of our clients that are registered investment companies, BlackRock will disclose this Policy to the shareholders of such funds and make filings with the Securities and Exchange Commission and make available to fund shareholders the specific proxy votes that we cast in shareholder meetings of issuers of portfolio securities in accordance with the rules and regulations under the Investment Company Act of 1940.

Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs, which may reduce or eliminate the amount of shares eligible for voting by BlackRock in accordance with this Policy if such shares are out on loan and cannot be recalled in time for the vote.

Implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation will be reviewed carefully and supported only when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, management will be assessed on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that our continued confidence remains warranted. If it is determined that management is acting on its own behalf instead of for the well being of the corporation, we will vote to support shareholder proposals, unless other mitigating circumstances are present.

Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, we may manage assets of a pension plan of a company whose management is soliciting proxies, or a BlackRock employee involved with managing an account may have a close relative who serves as a director or executive of a company that is soliciting proxies regarding securities held in such account. In all cases, the manner in which we vote proxies must be based on our clients’ best interests and not the product of a conflict.

This Policy and its attendant recommendations attempt to generalize a complex subject. It should be clearly understood that specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. In such instances, the relevant facts will be considered, and if a vote contrary to these guidelines is indicated it will be cast and the reasons therefor recorded in writing.

Section I of the Policy describes proxy proposals that may be characterized as routine and lists examples of the types of proposals we would typically support. Section II of the Policy describes various types of non-routine proposals and provides general voting guidelines. These non-routine proposals are categorized as those involving:

A.	Social Issues,

B.	Financial/Corporate Issues, and

C.	Shareholder Rights.

Finally, Section III of the Policy describes the procedures to be followed in casting a vote pursuant to these guidelines.

SECTION I

ROUTINE MATTERS

Routine proxy proposals, amendments, or resolutions are typically proposed by management and meet the following criteria:

1.	They do not measurably change the structure, management control, or operation of the corporation.

2.	They are consistent with industry standards as well as the corporate laws of the state of incorporation.

Voting Recommendation

BlackRock will normally support the following routine proposals:

1.	To increase authorized common shares.

2.	To increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

3.	To elect or re-elect directors.

4.	To appoint or elect auditors.

5.	To approve indemnification of directors and limitation of directors’ liability.

6.	To establish compensation levels.

7.	To establish employee stock purchase or ownership plans.

8.	To set time and location of annual meeting.

SECTION II

NON-ROUTINE PROPOSALS

A.	Social Issues

Proposals in this category involve issues of social conscience. They are typically proposed by shareholders who believe that the corporation’s internally adopted policies are ill-advised or misguided.

Voting Recommendation

If we have determined that management is generally socially responsible, we will generally vote against the following shareholder proposals:

1.	To enforce restrictive energy policies.

2.	To place arbitrary restrictions on military contracting.

3.	To bar or place arbitrary restrictions on trade with other countries.

4.	To restrict the marketing of controversial products.

5.	To limit corporate political activities.

6.	To bar or restrict charitable contributions.

7.	To enforce a general policy regarding human rights based on arbitrary parameters.

8.	To enforce a general policy regarding employment practices based on arbitrary parameters.

9.	To enforce a general policy regarding animal rights based on arbitrary parameters.

10.	To place arbitrary restrictions on environmental practices.

B.	Financial/Corporate Issues

Proposals in this category are usually offered by management and seek to change a corporation’s legal, business or financial structure.

Voting Recommendation

We will generally vote in favor of the following management proposals provided the position of current shareholders is preserved or enhanced:

1.	To change the state of incorporation.

2.	To approve mergers, acquisitions or dissolution.

3.	To institute indenture changes.

4.	To change capitalization.

C.	Shareholder Rights

Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power.

We typically would oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time, we believe stability and continuity promote profitability. The guidelines in this area seek to find a middle road, and they are no more than guidelines. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

Voting Recommendation

We will generally vote for the following management proposals:

1.	To require majority approval of shareholders in acquisitions of a controlling share in the corporation.

2.	To institute staggered board of directors.

3.	To require shareholder approval of not more than 66 2/3% for a proposed amendment to the corporation’s by-laws.

4.	To eliminate cumulative voting.

5.	To adopt anti-greenmail charter or by-law amendments or to otherwise restrict a company’s ability to make greenmail payments.

6.	To create a dividend reinvestment program.

7.	To eliminate preemptive rights.

8.	To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action (commonly known as a “poison pill”).

We will generally vote against the following management proposals:

1.	To require greater than 66 2/3% shareholder approval for a proposed amendment to the corporation’s by-laws (“super-majority provisions”).

2.	To require that an arbitrary fair price be offered to all shareholders that is derived from a fixed formula (“fair price amendments”).

3.	To authorize a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

4.	To prohibit replacement of existing members of the board of directors.

5.	To eliminate shareholder action by written consent without a shareholder meeting.

6.	To allow only the board of directors to call a shareholder meeting or to propose amendments to the articles of incorporation.

7.	To implement any other action or procedure designed primarily to discourage a takeover or other similar action (commonly known as a “poison pill”).

8.	To limit the ability of shareholders to nominate directors.

We will generally vote for the following shareholder proposals:

1.	To rescind share purchases rights or require that they be submitted for shareholder approval, but only if the vote required for approval is not more than 66 2/3%.

2.	To opt out of state anti-takeover laws deemed to be detrimental to the shareholder.

3.	To change the state of incorporation for companies operating under the umbrella of anti-shareholder state corporation laws if another state is chosen with favorable laws in this and other areas.

4.	To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action.

5.	To permit shareholders to participate in formulating management’s proxy and the opportunity to discuss and evaluate management’s director nominees, and/or to nominate shareholder nominees to the board.

6.	To require that the board’s audit, compensation, and/or nominating committees be comprised exclusively of independent directors.

7.	To adopt anti-greenmail charter or by-law amendments or otherwise restrict a company’s ability to make greenmail payments.

8.	To create a dividend reinvestment program.

9.	To recommend that votes to “abstain” not be considered votes “cast” at an annual meeting or special meeting, unless required by state law.

10.	To require that “golden parachutes” be submitted for shareholder ratification.

We will generally vote against the following shareholder proposals:

1.	To restore preemptive rights.

2.	To restore cumulative voting.

3.	To require annual election of directors or to specify tenure.

4.	To eliminate a staggered board of directors.

5.	To require confidential voting.

6.	To require directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

7.	To dock director pay for failing to attend board meetings.

SECTION III

VOTING PROCESS

BlackRock has engaged a third-party service provider to assist us in the voting of proxies. These guidelines have been provided to this service provider, who then analyzes all proxy solicitations we receive for our clients and makes recommendations to us as to how, based upon our guidelines, the relevant votes should be cast. These recommendations are set out in a report that is provided to the relevant Portfolio Management Group team, who must approve the proxy vote in writing and return such written approval to the Operations Group. If any authorized member of a Portfolio Management Group team desires to vote in a manner that differs from the recommendations, the reason for such differing vote shall be noted in the written approval form. A copy of the written approval form is attached as an exhibit. The head of each relevant Portfolio Management Group team is responsible for making sure that proxies are voted in a timely manner. The Brokerage Allocation Committee shall receive regular reports of all proxy votes cast to review how proxies have been voted, including reviewing votes that differ from recommendations made by our third-party service provider and votes that may have involved a potential conflict of interest. The Committee shall also review these guidelines from time to time to determine their continued appropriateness and whether any changes to the guidelines or the proxy voting process should be made.

IF THERE IS ANY POSSIBILITY THAT THE VOTE MAY INVOLVE A MATERIAL CONFLICT OF INTEREST BECAUSE, FOR EXAMPLE, THE ISSUER SOLICITING THE VOTE IS A BLACKROCK CLIENT OR THE MATTER BEING VOTED ON INVOLVES BLACKROCK, PNC OR ANY AFFILIATE (INCLUDING A PORTFOLIO MANAGEMENT GROUP EMPLOYEE) OF EITHER OF THEM, PRIOR TO APPROVING SUCH VOTE, THE BROKERAGE ALLOCATION COMMITTEE MUST BE CONSULTED AND THE MATTER DISCUSSED. The Committee, in consultation with the Legal and Compliance Department, shall determine whether the potential conflict is material and if so, the appropriate method to resolve such conflict, based on the particular facts and circumstances, the importance of the proxy issue, whether the Portfolio Management Group team is proposing a vote that differs from recommendations made by our third-party service provider with respect to the issue and the nature of the conflict, so as to ensure that the voting of the proxy is not affected by the potential conflict. If the conflict is determined not to be material, the relevant Portfolio Management Group team shall vote the proxy in accordance with this Policy. Determinations of the Committee with respect to votes involving material conflicts of interest shall be documented in writing and maintained for a period of at least six years.

With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

With respect to voting proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on BlackRock’s ability to vote such proxies in the best interests of our clients. These problems include, but are not limited to, (i) untimely and/or inadequate notice of shareholder meetings, (ii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes, (iii) requirements to vote proxies in person, if not practicable, (iv) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting, and (v) impracticable or inappropriate requirements to provide local agents with power of attorney to facilitate the voting instructions. Accordingly, BlackRock may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company’s proposal.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES

Pacific Investment Management Company LLC (“PIMCO”) has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. PIMCO has implemented the Proxy Policy for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and its client. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the client; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting that the client engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Clients may obtain a copy of PIMCO’s written Proxy Policy and the factors that PIMCO may consider in determining how to vote a client’s proxy. Except as required by law, PIMCO will not disclose to third parties how it voted on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients, how PIMCO voted such client’s proxy. In addition, a client may obtain copies of PIMCO’s Proxy Policy and information as to how its proxies have been voted by contacting PIMCO.

                            PART C: OTHER INFORMATION

  Item 23.                 Exhibits:

         (a)               Trust Instrument

         (a)(1)            Agreement and Declaration of Trust of Registrant./1/

         (a)(2)            Certificate of Trust of Registrant./1/

         (b)               By-laws of Registrant./1/

         (c)               None other than provisions contained in Exhibit
                           (a)(1) and (b)

         (d)               Investment Advisory Contracts

         (d)(1)            Investment Management Agreement between Registrant
                           and The Equitable Life Assurance Society of the
                           United States ("Equitable") dated as of November 30,
                           2001./3/
         (d)(1)(i)         Investment Management Agreement between Registrant
                           and Equitable dated as of June 30, 2003./7/

         (d)(1)(ii)        Amendment No. 1 dated June 30, 2003 to the Investment
                           Management Agreement between Registrant and Equitable
                           dated as of November 30, 2001./7/
         (d)(2)            Investment Advisory Agreement between Equitable and
                           Alliance Capital Management L.P. ("Alliance Capital")
                           dated as of November 30, 2001 with respect to AXA
                           Premier VIP Large Cap Growth Portfolio, AXA Premier
                           VIP Large Cap Core Equity Portfolio, AXA Premier VIP
                           Large Cap Value Portfolio, AXA Premier VIP Small/Mid
                           Cap Growth Portfolio, AXA Premier VIP International
                           Equity Portfolio and AXA Premier VIP Technology
                           Portfolio./2/
         (d)(2)(i)         Amended and Restated Investment Advisory Agreement
                           between Equitable and Alliance Capital dated as of
                           July 31, 2003 with respect to AXA Premier VIP Large
                           Cap Growth Portfolio, AXA Premier VIP Large Cap Core
                           Equity Portfolio, AXA Premier VIP Large Cap Value
                           Portfolio, AXA Premier VIP Small/Mid Cap Growth
                           Portfolio, AXA Premier VIP International Equity
                           Portfolio, AXA Premier VIP Technology Portfolio, AXA
                           Premier VIP Aggressive Equity Portfolio and AXA
                           Premier VIP High Yield Portfolio./7/

         (d)(2)(ii)        Amendment No. 1 dated as of December 12, 2003 to
                           Amended and Restated Investment Advisory Agreement
                           between Equitable and Alliance Capital with respect
                           to AXA Premier VIP Large Cap Growth Portfolio, AXA
                           Premier VIP Large Cap Core Equity Portfolio, AXA
                           Premier VIP Large Cap Value Portfolio, AXA Premier
                           VIP Small/Mid Cap Growth Portfolio, AXA Premier VIP
                           International Equity Portfolio, AXA Premier VIP
                           Aggressive Equity Portfolio and AXA Premier VIP High
                           Yield Portfolio./7/
         (d)(3)            Investment Advisory Agreement between Equitable and
                           Dresdner RCM Global Investors LLC ("Dresdner") dated
                           as of November 30, 2001 with respect to AXA Premier
                           VIP Large Cap Growth Portfolio, AXA Premier VIP
                           Technology Portfolio and AXA Premier VIP Health Care
                           Portfolio./1/

         (d)(3)(i)         Investment Advisory Agreement between Equitable and
                           Dresdner dated as of November 30, 2001 with respect
                           to AXA Premier VIP Large Cap Growth Portfolio, AXA
                           Premier VIP Technology Portfolio and AXA Premier VIP
                           Health Care Portfolio./3/

         (d)(3)(ii)        Amended and Restated Investment Advisory Agreement
                           between Equitable and Dresdner dated as of July 31,
                           2003 with respect to AXA Premier VIP Large Cap Growth
                           Portfolio, AXA Premier VIP Technology Portfolio and
                           AXA Premier VIP Health Care Portfolio./7/

         (d)(3)(iii)       Amendment No. 1 dated as of December 12, 2003 to
                           Amended and Restated Investment Advisory Agreement
                           between Equitable and Dresdner with respect to AXA
                           Premier VIP Large Cap Growth Portfolio, AXA Premier
                           VIP Technology Portfolio and AXA Premier VIP Health
                           Care Portfolio./7/
         (d)(4)            Investment Advisory Agreement between Equitable and
                           TCW Investment Management Company ("TCW") dated as of
                           November 30, 2001 with respect to AXA Premier VIP
                           Large Cap Growth Portfolio and AXA Premier VIP
                           Small/Mid Cap Value Portfolio./1/
         (d)(4)(i)         Amended and Restated Investment Advisory Agreement
                           between Equitable and TCW dated as of August 18, 2003
                           with respect to AXA Premier VIP Large Cap Growth
                           Portfolio and AXA Premier VIP Small/Mid Cap Value
                           Portfolio./7/
         (d)(5)            Investment Advisory Agreement between Equitable and
                           Janus Capital Management LLC ("Janus") dated as of
                           April 3, 2002 with respect to AXA Premier VIP Large
                           Cap Core Equity Portfolio./2/
         (d)(5)(i)         Amended and Restated Investment Advisory Agreement
                           between Equitable and Janus dated as of July 31, 2003
                           with respect to AXA Premier VIP Large Cap Core Equity
                           Portfolio./7/
         (d)(6)            Investment Advisory Agreement between Equitable and
                           Thornburg Investment Management, Inc. ("Thornburg")
                           dated as of November 30, 2001 with respect to AXA
                           Premier VIP Large Cap Core Equity Portfolio./1/
         (d)(6)(i)         Amended and Restated Investment Advisory Agreement
                           between Equitable and Thornburg dated as of July 31,
                           2003 with respect to AXA Premier VIP Large Cap Core
                           Equity Portfolio./7/
         (d)(7)            Investment Advisory Agreement between Equitable and
                           Institutional Capital Corporation ("ICAP") dated as
                           of November 30, 2001 with respect to AXA Premier VIP
                           Large Cap Value Portfolio./1/
         (d)(7)(i)         Amended and Restated Investment Advisory Agreement
                           between Equitable and ICAP dated as of July 31, 2003
                           with respect to AXA Premier VIP Large Cap Value
                           Portfolio./7/
         (d)(8)            Investment Advisory Agreement between Equitable and
                           MFS Investment Management ("MFS") dated as of
                           November 30, 2001 with respect to AXA Premier VIP
                           Large Cap Value Portfolio and AXA Premier VIP
                           Small/Mid Cap Growth Portfolio./1/

         (d)(8)(i)         Amendment No. 1 dated as of August 1, 2002 to
                           Investment Advisory agreement between Equitable and
                           MFS with respect to AXA Premier VIP Large Cap Value
                           Portfolio./3/
         (d)(8)(ii)        Amended and Restated Investment Advisory Agreement
                           between Equitable and MFS dated as of July 31, 2003
                           with respect to AXA Premier VIP Large Cap Value
                           Portfolio and AXA Premier VIP Aggressive Equity
                           Portfolio./7/

         (d)(9)            Investment Advisory Agreement between Equitable and
                           RS Investment Management, LP ("RSIM") dated as of
                           November 30, 2001 with respect to AXA Premier VIP
                           Small/Mid Cap Growth Portfolio./1/

         (d)(10)           Investment Advisory Agreement between Equitable and
                           AXA Rosenberg Investment Management LLC ("AXA
                           Rosenberg") dated as of November 30, 2001 with
                           respect to AXA Premier VIP Small/Mid Cap Value
                           Portfolio./1/
         (d)(10)(i)        Amended and Restated Investment Advisory Agreement
                           between Equitable and AXA Rosenberg dated as of
                           August 18, 2003 with respect to AXA Premier VIP
                           Small/Mid Cap Value Portfolio./7/
         (d)(11)           Investment Advisory Agreement between Equitable and
                           The Boston Company Asset Management, LLC ("BCAM")
                           dated as of November 30, 2001 with respect to AXA
                           Premier VIP Small/Mid Cap Value Portfolio./1/

         (d)(12)           Investment Advisory Agreement between Equitable and
                           Bank of Ireland Asset Management (U.S.) Limited
                           ("BIAM (U.S.)") dated as of November 30, 2001 with
                           respect to AXA Premier VIP International Equity
                           Portfolio./1/
         (d)(12)(i)        Amended and Restated Investment Advisory Agreement
                           between Equitable and BIAM (U.S.) dated as of July
                           31, 2003 with respect to AXA Premier VIP
                           International Equity Portfolio./7/
         (d)(13)           Investment Advisory Agreement between Equitable and
                           OppenheimerFunds, Inc. ("Oppenheimer") dated as of
                           November 30, 2001 with respect to AXA Premier VIP
                           International Equity Portfolio./1/

         (d)(14)           Investment Advisory Agreement between Equitable and
                           Firsthand Capital Management, Inc. ("Firsthand")
                           dated as of November 30, 2001 with respect to AXA
                           Premier VIP Technology Portfolio./1/
         (d)(14)(i)        Amended and Restated Investment Advisory Agreement
                           between Equitable and Firsthand dated as of July 31,
                           2003 with respect to AXA Premier VIP Technology
                           Portfolio./7/

         (d)(14)(ii)       Amendment No. 1 dated as of December 12, 2003 to
                           Amended and Restated Investment Advisory Agreement
                           between Equitable and Firsthand with respect to AXA
                           Premier VIP Technology Portfolio./7/
         (d)(15)           Investment Advisory Agreement between Equitable and A
                           I M Capital Management, Inc. ("AIM") dated as of
                           November 30, 2001 with respect to AXA Premier VIP
                           Health Care Portfolio./1/
         (d)(15)(i)        Amended and Restated Investment Advisory Agreement
                           between Equitable and AIM dated as of July 31, 2003
                           with respect to AXA Premier VIP Health Care
                           Portfolio./7/
         (d)(16)           Investment Advisory Agreement between Equitable and
                           Wellington Management Company, LLP ("Wellington")
                           dated as of November 30, 2001 with respect to AXA
                           Premier VIP Health Care Portfolio./1/

         (d)(16)(i)        Amendment No. 1 dated as of August 1, 2002 to
                           Investment Advisory agreement between Equitable and
                           Wellington with respect to AXA Premier VIP Small/Mid
                           Cap Value Portfolio and AXA Premier VIP Health Care
                           Portfolio./3/
         (d)(16)(ii)       Amended and Restated Investment Advisory Agreement
                           between Equitable and Wellington dated as of August
                           18, 2003 with respect to AXA Premier VIP Small/Mid
                           Cap Value Portfolio and AXA Premier VIP Health Care
                           Portfolio./7/

         (d)(16)(iii)      Amendment No. 1 dated as of December 12, 2003 to
                           Amended and Restated Investment Advisory Agreement
                           between Equitable and Wellington with respect to AXA
                           Premier VIP Small/Mid Cap Value Portfolio, AXA
                           Premier VIP Health Care Portfolio and AXA Premier VIP
                           Technology Portfolio./7/
         (d)(17)           Investment Advisory Agreement between Equitable and
                           BlackRock Advisors, Inc. ("BAI") dated as of November
                           30, 2001 with respect to AXA Premier VIP Core Bond
                           Portfolio./1/
         (d)(17)(i)        Amended and Restated Investment Advisory Agreement
                           between Equitable and BAI dated as of August 18, 2003
                           with respect to AXA Premier VIP Core Bond Portfolio.
                           /7/
         (d)(18)           Investment Advisory Agreement between Equitable and
                           Pacific Investment Management Company LLC ("PIMCO")
                           dated as of November 30, 2001 with respect to AXA
                           Premier VIP Core Bond Portfolio./1/
         (d)(18)(i)        Amended and Restated Investment Advisory Agreement
                           between Equitable and PIMCO dated as of July 31, 2003
                           with respect to AXA Premier VIP Core Bond Portfolio
                           and AXA Premier VIP High Yield Portfolio./7/
         (d)(19)           Investment Advisory Agreement between Equitable and
                           Provident Investment Counsel, Inc. ("Provident")
                           dated as of August 1, 2002 with respect to AXA
                           Premier VIP Small/Mid Cap Growth Portfolio./3/
         (d)(19)(i)        Amended and Restated Investment Advisory Agreement
                           between Equitable and Provident dated as of July 31,
                           2003 with respect to AXA Premier VIP Small/Mid Cap
                           Growth Portfolio and AXA Premier VIP Aggressive
                           Equity Portfolio./7/
         (d)(20)           Investment Advisory Agreement between Equitable and
                           Franklin Advisers, Inc. ("Franklin") dated as of May
                           30, 2003 with respect to AXA Premier VIP Small/Mid
                           Cap Growth Portfolio ./6/(d)(21) Investment Advisory
                           Agreement between Equitable and Marsico Capital
                           Management, LLC ("Marsico") dated as of May 30, 2003
                           with respect to AXA Premier VIP International Equity
                           Portfolio./6/
         (d)(21)(i)        Amendment No. 1 dated as of July 31, 2003 to
                           Investment Advisory Agreement between Equitable and
                           Marsico with respect to AXA Premier VIP International
                           Equity Portfolio and AXA Premier VIP Aggressive
                           Equity Portfolio./7/
         (e)               Underwriting Contracts

         (e)(1)(i)         Distribution Agreement between Registrant and AXA
                           Advisors, LLC ("AXA Advisors") dated as of November
                           30, 2001 with respect to the Class A shares./1/

         (e)(1)(ii)        Distribution  Agreement  between  Registrant  and AXA
                           Advisors dated as of November 30, 2001 with respect
                           to the Class B shares./1/
         (e)(1)(iii)       Amended and Restated Distribution Agreement between
                           Registrant and AXA Advisors dated as of August 15,
                           2003 with respect to the Class A shares./7/

         (e)(1)(iv)        Amended and Restated Distribution Agreement between
                           Registrant and AXA Advisors dated as of August 15,
                           2003 with respect to the Class B shares./7/
         (e)(2)(i)         Distribution Agreement between Registrant and
                           Equitable Distributors, Inc. ("EDI") dated as of
                           November 30, 2001 with respect to the Class A shares.
                           /1/

         (e)(2)(ii)        Distribution  Agreement between Registrant and EDI
                           dated as of November 30, 2001 with respect to the
                           Class B shares./1/

         (e)(3)(i)         Distribution Agreement between Registrant and AXA
                           Distributors, LLC ("AXA Distributors") dated as of
                           November 30, 2001 with respect to the Class A shares.
                           /1/

         (e)(3)(ii)        Distribution Agreement between Registrant and AXA
                           Distributors dated as of November 30, 2001 with
                           respect to the Class B shares./1/
         (e)(3)(iii)       Amended and Restated Distribution Agreement between
                           Registrant and AXA Distributors dated as of August
                           15, 2003 with respect to the Class A shares./7/

         (e)(3)(iv)        Amended and Restated Distribution Agreement between
                           Registrant and AXA Distributors dated as of August
                           15, 2003 with respect to the Class B shares./7/
         (f)               Form of Deferred Compensation Plan./1/

         (g)               Global Custody Agreement between  Registrant and
                           JPMorgan Chase Bank ("JPMorgan Chase") dated as of
                           December 31, 2001./2/
         (g)(i)            Amendment No. 1, dated as of August 1, 2003 to Global
                           Custody  Agreement  between  Registrant  and JPMorgan
                           Chase dated as of December 31, 2001./7/
         (h)               Other Material Contracts

         (h)(1)            Mutual Funds Service Agreement between Registrant and
                           Equitable dated as of November 30, 2001./1/

         (h)(4)            Expense Limitation Agreement between Registrant and
                           Equitable dated as of November 30, 2001./1/

         (h)(4)(i)         Amended and Restated Expense Limitation Agreement
                           between Registrant and Equitable dated as of June 1,
                           2002./5/
         (h)(4)(ii)        Amendment No. 1, dated as of June 30, 2003 to the
                           Amended and Restated Expense Limitation Agreement
                           between Registrant and Equitable dated as of June 1,
                           2002./7/
         (h)(5)            Participation Agreement among Registrant, Equitable,
                           AXA Advisors, AXA Distributors and EDI dated as of
                           December 3, 2001./1/
         (h)(5)(i)         Amendment No. 1, dated as of July 31, 2003 to the
                           Participation Agreement among Registrant, Equitable,
                           AXA Advisors, AXA Distributors and EDI dated as of
                           December 3, 2001./7/

         (h)(6)            Participation Agreement among Registrant, American
                           General Life Insurance Company, AXA Advisors and AXA
                           Distributors dated as of August 15,2003./7/
                           Legal Opinions
         (i)(1)            Legal Opinion of Kirkpatrick & Lockhart LLP regarding
                           the legality of the securities  being  registered -
                           (filed herewith).
         (i)(2)            Legal Opinion of Delaware counsel regarding the
                           legality of the securities being registered./1/

         (j)               Other Consents
         (j)(1)            Consents of Independent Accountants - (filed
                           herewith).
         (j)(2)            Powers of Attorney./1/

         (j)(2)(i)         Revised Powers of Attorney./3/

         (j)(2)(ii)        Revised Powers of Attorney for Steven M. Joenk and
                           Kenneth T. Kozlowski./4/

         (k)               Omitted Financial Statements (not applicable)

         (l)               Initial Capital Agreement dated November 12, 2001./1/

         (m)               Distribution Plan pursuant to Rule 12b-1 with respect
                           to Class B shares of the

                           Registrant. /1/

         (n)               Plan Pursuant to Rule 18f-3 Under the Investment
                           Company Act of 1940. /1/

         (o)               Reserved

         (p)               Codes of Ethics

         (p)(1)            Code of Ethics of the Registrant, Equitable, AXA
                           Advisors, AXA Distributors and EDI. /1/

         (p)(1)(i)         Code of Ethics of the Registrant, Equitable, AXA
                           Advisors and AXA Distributors, as revised December
                           10, 2003./7/

         (p)(2)            Code of Ethics of Alliance Capital, dated January
                           2001. /1/

         (p)(2)(i)         Revised Code of Ethics of Alliance Capital, effective
                           April 2002./3/

         (p)(2)(ii)        Revised Code of Ethics of Alliance Capital, effective
                           June 2003./7/

         (p)(3)            Code of Ethics of Dresdner, revised May 2001. /1/

         (p)(4)            Code of Ethics of TCW, dated March 2000. /1/

         (p)(5)            Code of Ethics of Janus, as revised June 1, 2001. /1/

         (p)(5)(i)         Code of Ethics of Janus, as revised April 1, 2002./3/

         (p)(5)(ii)        Code of Ethics of Janus, as revised March 14,
                           2003./7/

         (p)(5)(iii)       Code of Ethics of Janus, as revised June 9, 2003./7/

         (p)(6)            Code of Ethics of Thornburg, as revised May 2001. /1/

         (p)(7)            Code of Ethics of ICAP, restated effective as of
                           September 30, 1998 and amended March 1, 2000. /1/

         (p)(8)            Code of Ethics of MFS, effective as of September 1,
                           2000. /1/

         (p)(9)            Code of Ethics of RSIM, dated July 1, 2000, amended
                           March 8, 2001. /1/

         (p)(10)           Code of Ethics of AXA Rosenberg. /1/

         (p)(11)           Code of Ethics of BCAM. /1/

         (p)(12)           Code of Ethics of BIAM (U.S.). /1/

         (p)(13)           Code of Ethics of Oppenheimer, dated March 1,
                           2000. /1/

         (p)(13)(i)        Code of Ethics of Oppenheimer, dated as of May 15,
                           2002, as amended and restated./3/

         (p)(14)           Code of Ethics of Firsthand, dated May 12, 2001. /1/

         (p)(15)           Code of Ethics of AIM, as amended February 24,
                           2001. /1/

         (p)(15)(i)        Code of Ethics of AIM, as amended September 27,
                           2002./3/

         (p)(15)(ii)       Code of Ethics of AIM, as amended June 10, 2003./7/

         (p)(16)           Code of Ethics of Wellington, revised March 1,
                           2000. /1/

         (p)(17)           Code of Ethics of BAI, effective March 1, 2000. /1/

         (p)(18)           Code of Ethics of PIMCO, effective as of March 31,
                           2000. /1/
------------------
/1/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to
    Registrant's Registration Statement on Form N-1A filed on December 10, 2001
    (File No. 333-70754).

         (p)(19)           Code of Ethics of Provident, effective February 15,
                           2002./3/

         (p)(19)(i)        Code of Ethics of Provident, effective April 1,
                           2003./7/

         (p)(20)           Code of Ethics of Marsico, effective February 13,
                           2003. /5/

         (p)(21)           Code of Ethics of Franklin, revised December 3,
                           2002. /5/

Item 24. Persons controlled by or under Common Control with Registrant

         Equitable controls the Trust by virtue of its ownership of more than
99% of the Trust's shares as of March 31, 2004. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may in the future offer its shares to insurance companies unaffiliated with Equitable.

         On July 22, 1992, Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable became a wholly-owned subsidiary of AXA Financial, Inc.
("AXA Financial"). AXA Financial continues to own 100% of Equitable's common stock.

         AXA is the largest shareholder of AXA Financial. AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA
Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance.
The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in
Western Europe and the Asia/Pacific area.

Item 25. Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant states:

                  Section 1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

                  All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract

(...continued)
/2/ Incorporated herein by reference to Post-Effective Amendment No. 1 to
    Registrant's Registration Statement on Form N-1A filed on April 15, 2002
    (File No. 333-70754).
/3/ Incorporated herein by reference to Post-Effective Amendment No. 2 to
    Registrant's Registration Statement on Form N-1A filed on February 10, 2003
    (File No. 333-70754).
/4/ Incorporated herein by reference to Post-Effective Amendment No. 3 to
    Registrant's Registration Statement on Form N-1A filed on April 7, 2003
    (File No. 333-70754).
/5/ Incorporated herein by reference to Post-Effective Amendment No. 4 to
    Registrant's Registration Statement on Form N-1A filed on May 8, 2003
    (File No. 333-70754).
/6/ Incorporated herein by reference to Post-Effective Amendment No. 5 to
    Registrant's Registration Statement on Form N-1A filed on July 21, 2003
    (File No. 333-70754).
/7/ Incorporated herein by reference to Post-Effective Amendment No. 6 to
    Registrant's Registration Statement on Form N-1A filed on February 25, 2004
   (File No. 333-70754).

         or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the
         Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this
         Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to
         Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                  Every note, bond, contract, instrument, certificate or
         undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or
         Trustees, and such Trustee or Trustees shall not be personally liable thereon.

                  Section 2. Indemnification of Covered Persons. Every Covered
         Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

                  Section 3. Indemnification of Shareholder. If any Shareholder
         or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.
         The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such
         Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Article IX of the Agreement and Declaration of Trust of the Registrant
         states:

                  Section 5. Amendments. Except as specifically provided in this
         Section 5, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V, Section 1 hereof, (ii) any amendment to this Section 5, (iii) any amendment that may require their vote under applicable law or by the Trust's registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of
         Shareholders of a Series not affected shall be required.
         Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of
         Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article
         VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

         Article X of the By-Laws of the Registrant states:

                  Section 3. Advance Payment of Indemnifiable Expenses. Expenses
         incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on

         behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the
         Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

         Section 2. D. of the Registrant's Investment Management Agreement and
         Section 2. E of the Registrant's Investment Management Agreement with respect to the AXA Allocation Portfolios each state:

                  Limitations on Liability. Manager will exercise its best
         judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager's undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this
         Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the
         Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of
         Manager, even though paid by it.

         Sections 5. A. and 5. B. of each of the Registrant's Investment
         Advisory Agreements state:

         A. Liability and Indemnification. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Adviser nor any of its officers, directors, members or employees (its "Affiliates") shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses)
         incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser or its Affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser or its Affiliates for, and the Adviser
         shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended ("1933 Act"))
         (collectively, "Manager Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers
         Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Allocated Portion or the omission to state therein a material fact known to the Adviser which was required to be stated
         therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished by the Adviser to the Manager or the Trust by the Adviser
         Indemnitees (as defined below) for use therein.

                  B. Except as may otherwise be provided by the Investment
         Company Act or any other federal securities law, the Manager and the
         Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Allocated

         Portion, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the
         Manager for, and the Manager shall indemnify and hold harmless the
         Adviser, all affiliated persons thereof (within the meaning of Section
         2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, "Adviser
         Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Manager that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust.

         Section 14 of each of the Registrant's Distribution Agreements states:

                  The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trusteees, agents or representatives, other than acts or ommissions caused directly or indirectly by the Distributor.

                  The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust
         Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of the Distributor in its capacity as a principal underwriter of the Trust's shares and will reimburse the
         Trust, its officers, trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust
         Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written informatin furnished by the Preparing
         Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

         Number 6 of the Registrant's Mutual Funds Service Agreement states:

                  (a) Limitation of Liability and Indemnification. Equitable
         shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on Equitable's part (or on the part of any third party to whom Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party's) duties or from reckless disregard by Equitable (or by such third party) of its obligations and duties under this Agreement
         (in the case of Equitable) or under an agreement with Equitable (in the case of such third party) or, subject to Section 10 below, Equitable's
         (or such third party's) refusal or failure to comply with the terms of this

         Agreement (in the case of Equitable) or an agreement with Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party). In no event shall Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if
         Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

                  (b) Except to the extent that Equitable may be held liable pursuant to Section 6(a) above, Equitable shall not be responsible for, and the Trust shall indemnify and hold Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys' fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

                           (i) any and all actions of Equitable or its officers
                 or agents required to be taken pursuant to this Agreement;

                           (ii) the reliance on or use by Equitable or its
                  officers or agents of information, records, or documents which are received by Equitable or its officers or agents and
                  furnished to it or them by or on behalf of the Trust, and
                  which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

                           (iii) the Trust's refusal or failure to comply with
                  the terms of this Agreement or the Trust's lack of good faith, or its actions, or lack thereof, involving negligence or
                  willful misfeasance;

                           (iv) the breach of any representation or warranty of
                  the Trust hereunder;

                           (v) the reliance on or the carrying out by Equitable
                  or its officers or agents of any proper instructions
                  reasonably believed to be duly authorized, or requests of the
                  Trust;

                           (vi) any delays, inaccuracies, errors in or omissions
                  from information or data provided to Equitable by data
                  services, including data services providing information in connection with any third party computer system licensed to
                  Equitable, and by any corporate action services, pricing
                  services or securities brokers and dealers;

                           (vii) the offer or sale of shares by the Trust in
                  violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other
                  determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or
                  omissions by the Trust or its other service providers and
                  agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the
                  effective date of this Agreement;

                           (viii) any failure of the Trust's registration
                  statement to comply with the 1933 Act and the 1940 Act
                  (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust's prospectus;

                           (ix) except as provided for in Schedule B.III., the
                  actions taken by the Trust, its Manager, its investment
                  advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and
                  regulations, or the failure to so comply, and

                           (x) all actions, inactions, omissions, or errors
                  caused by third parties to whom Equitable or the Trust has assigned any rights and/or delegated any duties under this
                  Agreement at the specific request of or as required by the
                  Trust, its Funds, investment advisers, or Trust distributors.

                  The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever
         (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify
         Equitable pursuant to this Agreement.

         Number 12(a)(iv) of the Registrant's Global Custody Agreement states:

                  (A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the "Indemnitees")
         harmless from and against any and all claims, liabilties, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees ("Losses") that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the
         Indemnitees or any of them in connection with or arising out of Bank's performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Insofar as indemnification for liabilities arising under the Securities Act of
1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

         Equitable is a registered investment adviser and serves as manager for all portfolios of the Registrant. The description of Equitable under the caption of "Management of the Trust" in the Prospectus and under the caption "Investment
Management and Other Services" in the Statement of Additional Information
constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information on the directors and officers of
Equitable set forth in its Form ADV filed with the Securities and Exchange
Commission (File No. 801-07000) is incorporated herein by reference. Equitable, with the approval of the Registrant's board of trustees, selects sub-advisers for each portfolio of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for the portfolios.

         Alliance Capital serves as a sub-adviser to AXA Premier VIP Large Cap
Growth Portfolio, AXA Premier VIP Large Cap Value Portfolio, AXA Premier VIP
Small/Mid Cap Growth Portfolio and AXA Premier VIP High Yield Portfolio. In
addition, Alliance Capital, through its Bernstein Investment Research and
Management unit, serves as a sub-adviser to AXA Premier VIP Large Cap Core
Equity Portfolio, AXA Premier VIP International Equity Portfolio and AXA Premier
VIP Aggressive Equity Portfolio. The

description of Alliance Capital under the caption "Investment Management and
Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Alliance Capital set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) is
incorporated herein by reference.

         Dresdner serves as a sub-adviser to AXA Premier VIP Large Cap Growth
Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care
Portfolio. The description of Dresdner under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part
B of this Registration Statement is incorporated herein by reference.
Information on the directors and officers of Dresdner set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56308) is
incorporated herein by reference.

         TCW serves as a sub-adviser to AXA Premier VIP Large Cap Growth
Portfolio and AXA Premier VIP Small/Mid Cap Value Portfolio. The description of
TCW under the caption "Investment Management and Other Services" in the
Statement of Additional Information constituting Part B of this Registration
Statement is incorporated herein by reference. Information on the directors and officers of TCW set forth in its Form ADV filed with the Securities and Exchange
Commission (File No. 801-29075) is incorporated herein by reference.

         Janus serves as a sub-adviser to AXA Premier VIP Large Cap Core Equity
Portfolio. The description of Janus under the caption "Investment Management and
Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Janus set forth in its Form ADV filed with the
Securities and Exchange Commission (File No. 801-13991) is incorporated herein by reference.

         Thornburg serves as a sub-adviser to AXA Premier VIP Large Cap Core
Equity Portfolio. The description of Thornburg under the caption "Investment
Management and Other Services" in the Statement of Additional Information
constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Thornburg set forth in its Form ADV filed with the Securities and Exchange Commission (File No.
801-17853) is incorporated herein by reference.

         ICAP serves as a sub-adviser to AXA Premier VIP Large Cap Value
Portfolio. The description of ICAP under the caption "Investment Management and
Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of ICAP set forth in its Form ADV filed with the
Securities and Exchange Commission (File No. 801-40779) is incorporated herein by reference.

         MFS serves as a sub-adviser to AXA Premier VIP Large Cap Value
Portfolio and AXA Premier VIP Aggressive Equity Portfolio. The description of
MFS under the caption "Investment Management and Other Services" in the
Statement of Additional Information constituting Part B of this Registration
Statement is incorporated herein by reference. Information on the directors and officers of MFS set forth in its Form ADV filed with the Securities and Exchange
Commission (File No. 801-46433) is incorporated herein by reference.

         Provident serves as a sub-adviser to AXA Premier VIP Small/Mid Cap
Growth Portfolio and AXA Premier VIP Aggressive Equity Portfolio. The
description of Provident under the caption "Investment Management and Other
Services" in the Statement of Additional Information constituting Part B of this
Registration Statement is incorporated herein by reference. Information on the directors and officers of Provident set forth in its Form ADV filed with the
Securities and Exchange Commission (File No. 801-47993) is incorporated herein by reference.

         Franklin serves as a sub-adviser to AXA Premier VIP Small/Mid Cap
Growth Portfolio. The description of Franklin under the caption "Investment
Management and Other Services" in the Statement of

Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of
Franklin set forth in its Form ADV filed with the Securities and Exchange
Commission (File No. 801-26292) is incorporated herein by reference.

         AXA Rosenberg serves as a sub-adviser to AXA Premier VIP Small/Mid Cap
Value Portfolio. The description of AXA Rosenberg under the caption "Investment
Management and Other Services" in the Statement of Additional Information
constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of AXA Rosenberg set forth in its Form ADV filed with the Securities and Exchange Commission (File No.
801-56080) is incorporated herein by reference.

         BIAM (U.S.) serves as a sub-adviser to AXA Premier VIP International
Equity Portfolio. The description of BIAM (U.S.) under the caption "Investment
Management and Other Services" in the Statement of Additional Information
constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of BIAM (U.S.) set forth in its Form ADV filed with the Securities and Exchange Commission (File No.
801-29606) is incorporated herein by reference.

         Marsico serves as a sub-adviser to AXA Premier VIP International Equity
Portfolio and AXA Premier VIP Aggressive Equity Portfolio. The description of
Marsico under the caption "Investment Management and Other Services" in the
Statement of Additional Information constituting Part B of this Registration
Statement is incorporated herein by reference. Information on the directors and officers of Marsico set forth in its Form ADV filed with the Securities and
Exchange Commission (File No. 801-54914) is incorporated herein by reference.

         Firsthand serves as a sub-adviser to AXA Premier VIP Technology
Portfolio. The description of Firsthand under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part
B of this Registration Statement is incorporated herein by reference.
Information on the directors and officers of Firsthand set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-45534) is
incorporated herein by reference.

         AIM serves as a sub-adviser to AXA Premier VIP Health Care Portfolio.
The description of AIM under the caption "Investment Management and Other
Services" in the Statement of Additional Information constituting Part B of this
Registration Statement is incorporated herein by reference. Information on the directors and officers of AIM set forth in its Form ADV filed with the
Securities and Exchange Commission (File No. 801-15211) is incorporated herein by reference.

         Wellington serves as a sub-adviser to AXA Premier VIP Health Care
Portfolio, AXA Premier VIP Small/Mid Cap Value Portfolio and AXA Premier VIP
Technology Portfolio. The description of Wellington under the caption
"Investment Management and Other Services" in the Statement of Additional
Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Wellington set forth in its Form ADV filed with the Securities and Exchange Commission (File
No. 801-15908) is incorporated herein by reference.

         BAI serves as a sub-adviser to AXA Premier VIP Core Bond Portfolio. The description of BAI under the caption "Investment Management and Other Services"
in the Statement of Additional Information constituting Part B of this
Registration Statement is incorporated herein by reference. Information on the directors and officers of BAI set forth in its Form ADV filed with the
Securities and Exchange Commission (File No. 801-47710) is incorporated herein by reference.

         PIMCO serves as a sub-adviser to AXA Premier VIP Core Bond Portfolio and AXA Premier VIP High Yield Portfolio. The description of PIMCO under the caption "Investment Management and Other Services" in the Statement of
Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of
PIMCO set forth in its Form ADV

filed with the Securities and Exchange Commission (File No. 801-48187) is
incorporated herein by reference.

Item 27. Principal Underwriter

         (a) AXA Advisors and AXA Distributors are the principal underwriters.
AXA Advisors also serves as a principal underwriter for the following entities:
AXA Premier Funds Trust; EQ Advisors Trust; Separate Account Nos. 45, 66 and 301
of Equitable; and Separate Accounts A, I and FP of Equitable. AXA Distributors
also serves as a principal underwriter for AXA Premier Funds Trust, EQ Advisors
Trust and Separate Account No. 49 of Equitable.

         (b) Set forth below is certain information regarding the directors and officers of AXA Advisors and AXA Distributors, the principal underwriters. The business address of each person listed below is 1290 Avenue of the Americas, New
York, New York 10104.

=======================================================================================
                                AXA Advisors, LLC
=======================================================================================
NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH       POSITIONS AND
BUSINESS ADDRESS                AXA ADVISORS LLC                 OFFICES WITH THE
                                                                 TRUST
---------------------------------------------------------------------------------------
DIRECTORS
    Harvey E. Blitz             Director
    Jerald E. Hampton           Director
    Robert S. Jones             Director
    Richard V. Silver           Director
    Tom Wirtshafter             Director
    Mark R. Wutt                Director
---------------------------------------------------------------------------------------

=======================================================================================
OFFICERS
    Jerald E. Hampton           Chairman of the Board,
                                Co-President and Co-Chief
                                   Executive Officer
    Robert S. Jones             Co-President and Co-Chief
                                   Executive Officer
    Tom Wirtshafter             Chief Operating Officer
    Ned Dane                    Executive Vice President
    Edward J. Hayes             Executive Vice President
    Peter D. Noris              Executive Vice President         Chairman of the Board
    James P. Bodovitz           Senior Vice President and
                                   General Counsel
    Kevin Byrne                 Senior Vice President and
                                   Treasurer
    Stephen T. Burnthall        Senior Vice President
    Janell Chan                 Senior Vice President
    Jill Cooley                 Senior Vice President and
                                   Operations Officer
    Paul Gallagher              Senior Vice President
    James Goodwin               Senior Vice President
    Jeffrey Green               Senior Vice President
    Erik Mosholt                Senior Vice President
    David Cerza                 First Vice President
    Donna M. Dazzo              First Vice President
    Amy Franceschini            First Vice President
    Darren Gitlitz              First Vice President
    Peter Mastrantuono          First Vice President
    David Mahler                Vice President and Compliance
                                   Officer
    Mark D. Godofsky            Vice President and Controller
    Linda J. Galasso            Vice President and Secretary
    Beth Andreozzi              Vice President
    Raymond T. Barry            Vice President
    Michael Brzozowski          Vice President
    Claire A. Comerford         Vice President
    Gary Gordon                 Vice President
=======================================================================================

=======================================================================================
                                AXA Advisors, LLC
=======================================================================================
NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH       POSITIONS AND
BUSINESS ADDRESS                AXA ADVISORS LLC                 OFFICES WITH THE
                                                                 TRUST
---------------------------------------------------------------------------------------
    Michael V. Higgins          Vice President
    Gisela Jackson              Vice President
    Frank Massa                 Vice President
    Jose Montengro              Vice President
    Roger Pacheco               Vice President
    Edna Russo                  Vice President
    Michael Ryniker             Vice President
    James Woodley               Vice President
    Frank Acierno               Assistant Vice President
    Harvey E. Blitz             Assistant Vice President
    Francesca Divone            Assistant Secretary
=======================================================================================

=======================================================================================
                                AXA Distributors, LLC
=======================================================================================
NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH       POSITIONS AND
BUSINESS ADDRESS                AXA DISTRIBUTORS, LLC            OFFICES WITH THE
                                                                 TRUST
---------------------------------------------------------------------------------------
DIRECTORS
    Jerald E. Hampton           Director
    Deanna Mulligan             Director
    Laura Pantaleo              Director
---------------------------------------------------------------------------------------
OFFICERS
    Jerald E. Hampton           Chairman of the Board,
                                   President and Chief
                                   Executive Officer
    Hunter Allen                Executive Vice President and
                                   National Sales Director
    Michael Brandreit           Executive Vice President and
                                   National Sales Manager,
                                   Financial Institutions
    Michael Mc Daniel           Executive Vice President and
                                   National Sales Manager,
                                   Broker Dealer
    Laura Pantaleo              Executive Vice President,
                                   Head of Strategic Business
                                   Development
    Bryan Tutor                 Executive Vice President and
                                   Chief Investment Officer
    Kristin Brown               Senior Vice President
    Megan Condron               Senior Vice President and
                                   National Accounts
                                   Director, Broker Dealer
    Nelida Garcia               Senior Vice President
=======================================================================================

=======================================================================================
                                AXA Distributors, LLC
=======================================================================================
NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH       POSITIONS AND
BUSINESS ADDRESS                AXA DISTRIBUTORS, LLC            OFFICES WITH THE
                                                                 TRUST
---------------------------------------------------------------------------------------
    Jeff Herman                 Senior Vice President
    Harry Johnson               Senior Vice President
    Robert Mullett              Senior Vice President
    Anthea Parkinson            Senior Vice President and
                                   National Accounts
                                   Director, Financial
                                   Institutions
    Norman J. Abrams            Vice President and General
                                   Counsel
    Kurt Auleta                 Vice President
    Raymond T. Barry            Vice President
    Jeffrey Coomes              Vice President
    Nahulan Ethirveerasingam    Vice President
    Daniel Faller               Vice President
    Carol Fracasso              Vice President
    Linda J. Galasso            Vice President and Secretary
    Michael Gass                Vice President
    David Halstead              Vice President
    Page Long                   Vice President
    Dimas Nunez                 Vice President
    Patrick O'Shea              Vice President and Chief Financial
                                   Officer
    Ronald R. Quist             Vice President and Treasurer
    Alice Stout                 Vice President
    Mary Toumpas                Vice President and Compliance
                                   Officer
    Steve Carapella             Assistant Vice President
    Sandra Ferantello           Assistant Vice President
    Elizabeth Hafez             Assistant Vice President
    Evan Hirsch                 Assistant Vice President
    Kelly Riddell               Assistant Vice President
    Jon Zales                   Assistant Vice President
    Francesca Divone            Assistant Secretary
=======================================================================================

     (c)  Inapplicable.

Item 28.  Location of Accounts and Records

     Books and other documents required to be maintained by Section 31(a) of the
Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6);
     (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

          JPMorgan Chase Bank
          4 Chase MetroTech Center
          Brooklyn, New York 11245

(b)  With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(iii) and (iv); (4);
     (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant's Manager or
     Sub-Administrator:

          The Equitable Life Assurance Society          J. P. Morgan Investors Services Co.
          of the United States                          73 Tremont Street
          1290 Avenue of the Americas                   Boston, MA 02108
          New York, NY 10104

(c)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the
     required books and records are maintained at the principal offices of the
     Registrant's Manager or Sub-advisers:

          The Equitable Life Assurance Society          AXA Rosenberg Investment Management LLC
           of the United States                         4 Orinda Way
          1290 Avenue of the Americas                   Building E
          New York, NY 10104                            Orinda, CA 94563

          Alliance Capital Management L.P.              Provident Investment Counsel, Inc.
          1345 Avenue of the Americas                   300 North LakeAvenue
          New York, NY 10105                            Pasadena, CA 91101-4106

          RCM Capital Management LLC                    Bank of Ireland Asset Management (U.S.)
          (formerly Dresdner RCM Global Investors       Limited
          LLC)                                          26 Fitzwilliam Place
          Four Embarcadero Center                       Dublin 2, Ireland
          San Francisco, CA 94111-4189

          TCW Investment Management Company             Marsico Capital Management, LLC
          865 South Figueroa Street                     1200 17/th/ Street
          Los Angeles, CA 90017                         Suite 1300
                                                        Denver, CO 80202

          Janus Capital Management LLC                  Firsthand Capital Management, Inc.
          100 Fillmore Street                           125 South Market
          Denver, CO 80206                              Suite 1200
                                                        San Jose, CA 95113

          Thornburg Investment Management, Inc.         A I M Capital Management, Inc.
          119 East Marcy Street                         11 Greenway Plaza
          Santa Fe, NM 87501-2046                       Suite 100
                                                        Houston, TX 77046

          Institutional Capital Corporation             Wellington Management Company, LLP
          225 West Wacker Dr.                           75 State Street
          Suite 2400                                    Boston, MA 02109
          Chicago, IL 60606

          MFS Investment Management                     BlackRock Advisors, Inc.
          500 Boylston Street                           345 Park Avenue
          Boston, MA 02116                              New York, NY 10154

          Franklin Advisers, Inc.                       Pacific Investment Management Company LLC
          One Franklin Parkway                          840 Newport Center Drive
          San Mateo, CA 94403                           Suite 300
                                                        Newport Beach, CA 92660

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Inapplicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended
("1933 Act") and the Investment Company Act of 1940, as amended, the Registrant,
AXA Premier VIP Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933
Act and has duly caused this Post-Effective Amendment No. 7 to the Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 14th
day of April 2004.

                                      AXA PREMIER VIP TRUST

                                      By:  /s/ Steven M. Joenk
                                           -----------------------------------
                                           Steven M. Joenk
                                           President and Chief Executive Officer
     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                            Date
---------                        -----                            ----
/s/ Steven M. Joenk              President and                    April 14, 2004
-----------------------------    Chief Executive Officer
Steven M. Joenk

/s/ Gerald C. Crotty*            Trustee                          April 14, 2004
-----------------------------
Gerald C. Crotty

/s/ Barry Hamerling*             Trustee                          April 14, 2004
-----------------------------
Barry Hamerling

/s/ Peter D. Noris*              Trustee                          April 14, 2004
-----------------------------
Peter D. Noris

/s/ Cynthia R. Plouche*          Trustee                          April 14, 2004
-----------------------------
Cynthia R. Plouche

/s/ Rayman L. Solomon*           Trustee                          April 14, 2004
-----------------------------
Rayman L. Solomon
* By: /s/ Steven M. Joenk
      -----------------------
      Steven M. Joenk
      (Attorney-in-Fact)

                              AXA PREMIER VIP TRUST

                                  EXHIBIT INDEX

(i)(1)   Legal Opinion of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered.

(j)(1)   Consent of Independent Accountants.